UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund IV

First Trust North American Energy Infrastructure Fund (EMLP)
First Trust EIP Carbon Impact ETF (ECLN)
FT Energy Income Partners Strategy ETF (EIPX)
Semi-Annual Report For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund IV
Semi-Annual Report
April 30, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund IV
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund IV (the “Funds”), which contains detailed information about the Funds for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust North American Energy Infrastructure Fund (EMLP)
The First Trust North American Energy Infrastructure Fund (the “Fund”) is an actively managed exchange-traded fund. The Fund’s investment objective is to seek total return. The Fund will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC (“EIP” or the “Sub- Advisor”) to be engaged in the energy infrastructure sector. These companies principally include U.S. and Canadian natural gas and electric utilities, corporations operating energy infrastructure assets such as pipelines or renewable energy production, utilities, publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, “energy infrastructure companies”). The Fund will invest principally in energy infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	10 Years Ended 4/30/24	Inception (6/20/12) to 4/30/24	5 Years Ended 4/30/24	10 Years Ended 4/30/24	Inception (6/20/12) to 4/30/24
Fund Performance
NAV	13.92%	12.87%	7.61%	5.55%	7.23%	44.28%	71.60%	128.96%
Market Price	13.80%	12.88%	7.61%	5.54%	7.23%	44.30%	71.54%	128.86%
Index Performance
Blended Benchmark(1)	16.17%	16.15%	10.74%	6.61%	8.17%	66.54%	89.71%	153.85%
S&P 500® Index	20.98%	22.66%	13.19%	12.41%	13.85%	85.82%	222.06%	365.80%

(1)
The Blended Benchmark consists of the following two indices: 50% of the PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization weighted composite of the 27 most prominent energy Master Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that distributions are reinvested when they are received. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust North American Energy Infrastructure Fund (EMLP) (Continued)

Industry Allocation	% of Total Long-Term Investments
Electric Power & Transmission	29.7%
Natural Gas Transmission	25.2
Petroleum Product Transmission	15.2
Crude Oil Transmission	11.5
Nat. Gas Gathering & Processing	11.5
Oil & Gas Production	1.6
Marine	0.3
Propane	0.1
Coal	0.0*
Other	4.9
Total	100.0%

*	Amount is less than 0.1%.

Top Ten Holdings	% of Total Long-Term Investments
Enterprise Products Partners, L.P.	8.3%
Energy Transfer, L.P.	7.5
Plains GP Holdings, L.P., Class A	5.2
ONEOK, Inc.	5.0
Kinder Morgan, Inc.	4.5
MPLX, L.P.	4.1
DT Midstream, Inc.	4.1
Sempra	4.1
National Fuel Gas Co.	3.1
Targa Resources Corp.	2.8
Total	48.7%

Performance of a $10,000 Initial Investment
October 31, 2013 - April 30, 2024

$40,000
$30,000
$20,000
$10,000
$0
$34,899
$21,043
$18,864
10/31/13
4/30/14
10/31/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
FT North American Energy Infrastructure Fund
Blended Benchmark
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust EIP Carbon Impact ETF (ECLN)
The First Trust EIP Carbon Impact ETF (the “Fund”) seeks to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in the equity securities of companies identified by the Fund’s investment sub-advisor, Energy Income Partners, LLC (“EIP” or the “Sub Advisor”), as having or seeking to have a positive carbon impact. The Sub-Advisor defines positive carbon impact companies as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas emissions from the production, transportation, conversion, storage and use of energy.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	Inception (8/19/19) to 4/30/24	Inception (8/19/19) to 4/30/24
Fund Performance
NAV	9.76%	-1.17%	6.41%	33.92%
Market Price	9.93%	-1.44%	6.38%	33.71%
Index Performance
PHLX Utility Sector Index	14.50%	-0.36%	5.16%	26.64%
S&P 500® Index	20.98%	22.66%	14.12%	85.97%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust EIP Carbon Impact ETF (ECLN) (Continued)

Industry Allocation	% of Total Long-Term Investments
Electric Power & Transmission	57.8%
Natural Gas Transmission	29.1
Nat. Gas Gathering & Processing	6.0
Petroleum Product Transmission	2.3
Gas Production	1.5
Propane	0.1
Coal	0.0*
Marine	0.0*
Other	3.2
Total	100.0%

*	Amount is less than 0.1%.

Top Ten Holdings	% of Total Long-Term Investments
DT Midstream, Inc.	6.1%
American Electric Power Co., Inc.	5.0
Sempra	4.3
Atmos Energy Corp.	4.2
Southern (The) Co.	4.2
Targa Resources Corp.	4.1
Xcel Energy, Inc.	3.8
PPL Corp.	3.7
WEC Energy Group, Inc.	3.6
Public Service Enterprise Group, Inc.	3.5
Total	42.5%

Performance of a $10,000 Initial Investment
August 19, 2019 - April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$18,597
$13,392
$12,664
8/19/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust EIP Carbon Impact ETF
PHLX Utility Sector Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Energy Income Partners Strategy ETF (EIPX)
The FT Energy Income Partners Strategy ETF’s (the “Fund”) investment objective is to seek risk-adjusted total return. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in a portfolio of equity securities in the broader energy market (“Energy Companies”). Energy Companies include companies in the Global Industry Classification Standard (“GICS”) energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support. Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by Energy Income Partners, LLC, the Fund’s investment sub-advisor (“EIP” or the “Sub-Advisor”). These companies may include publicly traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”) and MLP affiliates.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	Inception (11/2/22) to 4/30/24	Inception (11/2/22) to 4/30/24
Fund Performance
NAV	13.03%	17.32%	14.82%	22.87%
Market Price	12.92%	17.15%	14.78%	22.81%
Index Performance
S&P Global 1200 Energy Index	11.37%	14.57%	10.82%	16.54%
MSCI World Index	20.29%	18.39%	22.58%	35.45%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
FT Energy Income Partners Strategy ETF (EIPX) (Continued)

Industry Allocation	% of Total Long-Term Investments
Oil & Gas Production	22.6%
Natural Gas Transmission	17.2
Electric Power & Transmission	15.8
Petroleum Product Transmission	15.7
Crude Oil Transmission	8.4
Nat. Gas Gathering & Processing	7.6
Coal	1.1
Marine	0.3
Other	11.3
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Enterprise Products Partners, L.P.	7.0%
TotalEnergies SE, ADR	5.9
Energy Transfer, L.P.	5.2
Shell PLC, ADR	5.1
BP PLC, ADR	4.2
Exxon Mobil Corp.	3.9
Plains GP Holdings, L.P., Class A	3.7
MPLX, L.P.	3.7
Imperial Oil Ltd.	3.1
Kinder Morgan, Inc.	2.9
Total	44.7%

Performance of a $10,000 Initial Investment
November 2, 2022 - April 30, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
11/2/22
4/30/23
10/31/23
4/30/24
$13,545
$12,287
$11,654
FT Energy Income Partners Strategy ETF
S&P Global 1200 Energy Index
MSCI World Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund IV
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor to the First Trust North American Energy Infrastructure Fund (“EMLP”), the First Trust EIP Carbon Impact ETF (“ECLN”) and the FT Energy Income Partners Strategy ETF (“EIPX”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Energy Income Partners, LLC
Energy Income Partners, LLC (“EIP”), located in Westport, CT, was founded in 2003 to provide professional asset management services in publicly traded energy-related infrastructure companies with above average dividend payout ratios operating pipelines and related storage and handling facilities, electric power transmission and distribution as well as long contracted or regulated power generation from renewables and other sources. The corporate structure of the portfolio companies includes C-corporations, partnerships and energy infrastructure real estate investment trusts. EIP mainly focuses on investments in assets that receive steady fee-based or regulated income from their corporate and individual customers. EIP manages or supervises approximately $5.0 billion of assets as of April 30, 2024. EIP advises two privately offered partnerships for U.S. high net worth individuals and an open-end mutual fund. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. Finally, in addition to the Funds, EIP serves as a sub-advisor to four closed-end management investment companies and a sleeve of a series of a variable insurance trust. EIP is a registered investment advisor with the Securities and Exchange Commission.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
James J. Murchie, Co-Founder, Chief Executive Officer, Co-Portfolio Manager and Principal of Energy Income Partners, LLC
Eva Pao, Co-Founder, Co-Portfolio Manager and Principal of Energy Income Partners, LLC
John K. Tysseland, Co-Portfolio Manager and Principal of Energy Income Partners, LLC
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds’ portfolios.

First Trust Exchange-Traded Fund IV
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust North American Energy Infrastructure Fund, First Trust EIP Carbon Impact ETF or FT Energy Income Partners Strategy ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust North American Energy Infrastructure Fund (EMLP)
Actual	$1,000.00	$1,139.20	0.95%	$5.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
First Trust EIP Carbon Impact ETF (ECLN)
Actual	$1,000.00	$1,097.60	0.95%	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
FT Energy Income Partners Strategy ETF (EIPX)
Actual	$1,000.00	$1,130.30	0.95%	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 69.0%
	Construction & Engineering — 3.3%
642,496	Fluor Corp. (b)	$25,911,863
213,812	Quanta Services, Inc.	55,283,231
		81,195,094
	Electric Utilities — 16.9%
1,072,309	Alliant Energy Corp.	53,400,988
694,649	American Electric Power Co., Inc.	59,760,653
34,218	Constellation Energy Corp.	6,362,495
182,499	Duke Energy Corp.	17,932,352
39,659	Emera, Inc. (CAD)	1,337,571
1,003,614	Enel S.p.A., ADR	6,563,636
281,462	Entergy Corp.	30,023,551
588,847	Evergy, Inc.	30,885,025
190,855	Eversource Energy	11,569,630
72,332	Exelon Corp.	2,718,237
586,847	Fortis, Inc. (CAD)	23,045,036
129,965	Iberdrola S.A., ADR	6,378,682
131,468	IDACORP, Inc.	12,460,537
85,702	Orsted A/S, ADR (b)	1,574,346
2,271,634	PPL Corp.	62,379,070
681,307	Southern (The) Co.	50,076,064
583,753	Xcel Energy, Inc.	31,365,049
		407,832,922
	Energy Equipment & Services — 0.5%
601,650	Archrock, Inc.	11,545,664
	Gas Utilities — 8.0%
747,521	AltaGas Ltd. (CAD)	16,387,741
412,758	Atmos Energy Corp.	48,664,168
55,817	Chesapeake Utilities Corp.	5,909,346
1,365,045	National Fuel Gas Co.	72,483,889
272,762	New Jersey Resources Corp.	11,916,972
568,637	ONE Gas, Inc.	36,688,459
92,676	UGI Corp.	2,368,799
		194,419,374
	Independent Power and Renewable Electricity Producers — 2.4%
1,443,769	AES (The) Corp.	25,843,465
546,372	Clearway Energy, Inc., Class A	11,861,736
99,021	Northland Power, Inc. (CAD)	1,511,227
237,120	Vistra Corp.	17,983,181
		57,199,609
	Multi-Utilities — 13.4%
91,192	Ameren Corp.	6,736,353
1,106,929	Atco Ltd., Class I (CAD)	30,209,075
75,682	Canadian Utilities Ltd., Class A (CAD)	1,692,145
Shares	Description	Value

	Multi-Utilities (Continued)
613,678	CenterPoint Energy, Inc.	$17,882,577
497,389	CMS Energy Corp.	30,146,747
123,500	Dominion Energy, Inc.	6,296,030
273,911	DTE Energy Co.	30,217,862
934,087	Public Service Enterprise Group, Inc.	64,526,730
1,337,172	Sempra	95,781,630
499,707	WEC Energy Group, Inc.	41,295,787
		324,784,936
	Oil, Gas & Consumable Fuels — 23.8%
222,420	Cheniere Energy, Inc.	35,102,324
1,554,184	DT Midstream, Inc.	96,670,245
979,279	Enbridge, Inc.	34,803,576
1,865,053	Keyera Corp. (CAD)	47,850,704
5,772,635	Kinder Morgan, Inc.	105,523,768
1,489,000	ONEOK, Inc.	117,809,680
572,748	Targa Resources Corp.	65,327,637
595,940	TC Energy Corp.	21,364,449
1,302,376	Williams (The) Cos., Inc.	49,959,143
		574,411,526
	Water Utilities — 0.7%
10,537	American Water Works Co., Inc.	1,288,886
441,583	Essential Utilities, Inc.	16,153,106
		17,441,992
	Total Common Stocks	1,668,831,117
	(Cost $1,460,346,227)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 28.8%
	Chemicals — 0.9%
1,003,466	Westlake Chemical Partners, L.P.	21,935,767
	Energy Equipment & Services — 0.1%
144,760	USA Compression Partners, L.P.	3,507,535
	Independent Power and Renewable Electricity Producers — 1.0%
816,778	NextEra Energy Partners, L.P. (c)	23,163,824
	Oil, Gas & Consumable Fuels — 26.8%
466,525	Cheniere Energy Partners, L.P.	22,603,136
11,309,808	Energy Transfer, L.P.	177,903,280
5,039	EnLink Midstream LLC (c)	69,135
7,010,374	Enterprise Products Partners, L.P.	196,851,302
See Notes to Financial Statements

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
514,272	Hess Midstream, L.P., Class A (c)	$17,536,675
2,337,443	MPLX, L.P.	97,705,118
6,724,944	Plains GP Holdings, L.P., Class A (c)	122,461,230
207,790	Sunoco, L.P.	11,698,577
		646,828,453
	Total Master Limited Partnerships	695,435,579
	(Cost $408,089,625)

Shares	Description	Value
MONEY MARKET FUNDS — 1.8%
44,090,377	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (d)	44,090,377
	(Cost $44,090,377)

	Total Investments — 99.6%	2,408,357,073
	(Cost $1,912,526,229)
	Net Other Assets and Liabilities — 0.4%	8,496,052
	Net Assets — 100.0%	$2,416,853,125

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,668,831,117	$ 1,668,831,117	$ —	$ —
Master Limited Partnerships*	695,435,579	695,435,579	—	—
Money Market Funds	44,090,377	44,090,377	—	—
Total Investments	$2,408,357,073	$2,408,357,073	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 88.4%
	Construction & Engineering — 3.4%
8,679	Fluor Corp. (b)	$350,024
2,214	Quanta Services, Inc.	572,452
		922,476
	Electric Utilities — 33.7%
17,711	Alliant Energy Corp.	882,008
14,827	American Electric Power Co., Inc.	1,275,567
749	Constellation Energy Corp.	139,269
2,930	Duke Energy Corp.	287,902
693	Edison International	49,245
5,923	Emera, Inc. (CAD)	199,764
47,465	Enel S.p.A., ADR	310,421
2,581	Entergy Corp.	275,315
13,401	Evergy, Inc.	702,883
3,016	Eversource Energy	182,830
8,204	Fortis, Inc. (CAD)	322,165
15,303	Hydro One Ltd. (CAD) (c) (d)	428,637
5,941	Iberdrola S.A., ADR	291,584
6,441	IDACORP, Inc.	610,478
4,971	OGE Energy Corp.	172,245
360	Orsted A/S (DKK) (b) (c) (d) (e)	19,785
34,705	PPL Corp.	952,999
14,409	Southern (The) Co.	1,059,062
17,828	Xcel Energy, Inc.	957,898
		9,120,057
	Gas Utilities — 10.1%
6,879	AltaGas Ltd. (CAD)	150,807
9,060	Atmos Energy Corp.	1,068,174
1,197	Chesapeake Utilities Corp.	126,726
13,983	National Fuel Gas Co.	742,497
1,238	New Jersey Resources Corp.	54,088
9,038	ONE Gas, Inc.	583,132
		2,725,424
	Independent Power and Renewable Electricity Producers — 6.5%
28,567	AES (The) Corp.	511,349
33,114	Clearway Energy, Inc., Class A	718,905
13,053	EDP Renovaveis S.A. (EUR) (e)	178,698
10,359	Northland Power, Inc. (CAD)	158,096
2,566	Vistra Corp.	194,606
		1,761,654
	Multi-Utilities — 19.3%
1,188	Ameren Corp.	87,758
19,447	Atco Ltd., Class I (CAD)	530,726
4,543	CenterPoint Energy, Inc.	132,383
13,628	CMS Energy Corp.	825,993
6,693	DTE Energy Co.	738,372
Shares	Description	Value

	Multi-Utilities (Continued)
12,903	Public Service Enterprise Group, Inc.	$891,339
15,358	Sempra	1,100,093
10,924	WEC Energy Group, Inc.	902,759
		5,209,423
	Oil, Gas & Consumable Fuels — 14.3%
3,003	Cheniere Energy, Inc.	473,934
24,969	DT Midstream, Inc.	1,553,072
9,074	Targa Resources Corp.	1,034,980
20,739	Williams (The) Cos., Inc.	795,548
		3,857,534
	Water Utilities — 1.1%
851	American Water Works Co., Inc.	104,094
5,338	Essential Utilities, Inc.	195,264
		299,358
	Total Common Stocks	23,895,926
	(Cost $23,568,528)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) — 5.7%
	Independent Power and Renewable Electricity Producers — 2.4%
19,558	Brookfield Renewable Partners, L.P. (CAD)	410,581
8,523	NextEra Energy Partners, L.P. (f)	241,712
		652,293
	Oil, Gas & Consumable Fuels — 3.3%
18,161	Cheniere Energy Partners, L.P.	879,901
	Total Master Limited Partnerships	1,532,194
	(Cost $1,851,834)

Shares	Description	Value
MONEY MARKET FUNDS — 5.9%
1,602,857	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (g)	1,602,857
	(Cost $1,602,857)

	Total Investments — 100.0%	27,030,977
	(Cost $27,023,219)
	Net Other Assets and Liabilities — 0.0%	9,770
	Net Assets — 100.0%	$27,040,747

See Notes to Financial Statements

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2024, securities noted
as such are valued at $198,483 or 0.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(f)	This security is taxed as a “C” corporation for federal income tax purposes.
(g)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electric Utilities	$ 9,120,057	$ 9,100,272	$ 19,785	$ —
Independent Power and Renewable Electricity Producers	1,761,654	1,582,956	178,698	—
Other Industry Categories*	13,014,215	13,014,215	—	—
Master Limited Partnerships*	1,532,194	1,532,194	—	—
Money Market Funds	1,602,857	1,602,857	—	—
Total Investments	$27,030,977	$26,832,494	$198,483	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 71.9%
	Construction & Engineering — 1.2%
13,816	Quanta Services, Inc.	$3,572,265
	Electric Utilities — 8.6%
54,629	Alliant Energy Corp.	2,720,524
50,756	American Electric Power Co., Inc.	4,366,539
290,369	Enel S.p.A., ADR	1,899,013
12,749	Entergy Corp.	1,359,936
55,607	Evergy, Inc.	2,916,587
23,344	Eversource Energy	1,415,113
6,520	Exelon Corp.	245,022
39,368	Iberdrola S.A., ADR	1,932,181
9,122	IDACORP, Inc.	864,583
78,150	PPL Corp.	2,145,999
52,383	Southern (The) Co.	3,850,151
22,232	Xcel Energy, Inc.	1,194,525
		24,910,173
	Energy Equipment & Services — 6.4%
210,835	Archrock, Inc.	4,045,923
25,245	Cactus, Inc., Class A	1,253,162
95,574	Halliburton Co.	3,581,158
39,212	Helmerich & Payne, Inc.	1,542,208
76,885	NOV, Inc.	1,421,604
67,209	Patterson-UTI Energy, Inc.	727,201
75,592	Schlumberger N.V.	3,589,108
98,505	TechnipFMC PLC	2,523,698
		18,684,062
	Gas Utilities — 4.0%
36,385	AltaGas Ltd. (CAD)	797,661
24,891	Atmos Energy Corp.	2,934,649
130,830	National Fuel Gas Co.	6,947,073
17,085	ONE Gas, Inc.	1,102,324
		11,781,707
	Independent Power and Renewable Electricity Producers — 2.0%
89,111	AES (The) Corp.	1,595,087
99,967	Clearway Energy, Inc., Class A	2,170,283
27,296	Vistra Corp.	2,070,129
		5,835,499
	Multi-Utilities — 5.9%
11,253	Ameren Corp.	831,259
153,907	Atco Ltd., Class I (CAD)	4,200,259
31,591	CenterPoint Energy, Inc.	920,562
11,274	CMS Energy Corp.	683,317
7,050	DTE Energy Co.	777,756
21,883	Public Service Enterprise Group, Inc.	1,511,678
Shares	Description	Value

	Multi-Utilities (Continued)
84,700	Sempra	$6,067,061
26,699	WEC Energy Group, Inc.	2,206,405
		17,198,297
	Oil, Gas & Consumable Fuels — 43.1%
299,141	BP PLC, ADR	11,597,696
31,380	Canadian Natural Resources Ltd. (CAD)	2,377,918
15,588	Cheniere Energy, Inc.	2,460,098
77,856	Coterra Energy, Inc.	2,130,140
13,836	Diamondback Energy, Inc.	2,782,835
84,430	DT Midstream, Inc.	5,251,546
87,393	Enbridge, Inc.	3,105,947
45,047	EOG Resources, Inc.	5,952,060
91,036	Exxon Mobil Corp.	10,766,828
25,100	HF Sinclair Corp.	1,361,675
127,441	Imperial Oil Ltd. (CAD)	8,762,060
198,322	Keyera Corp. (CAD)	5,088,245
447,589	Kinder Morgan, Inc.	8,181,927
5,274	Marathon Petroleum Corp.	958,391
79,673	ONEOK, Inc.	6,303,728
6,514	Phillips 66	932,870
68,946	Range Resources Corp.	2,475,851
196,624	Shell PLC, ADR	14,090,076
14,047	SM Energy Co.	681,139
287,283	Southwestern Energy Co. (b)	2,151,750
31,951	Targa Resources Corp.	3,644,331
79,922	TC Energy Corp.	2,865,204
227,527	TotalEnergies SE, ADR	16,488,882
42,218	Tourmaline Oil Corp. (CAD)	2,063,289
5,026	Valero Energy Corp.	803,507
62,452	Williams (The) Cos., Inc.	2,395,659
		125,673,652
	Water Utilities — 0.7%
51,667	Essential Utilities, Inc.	1,889,979
	Total Common Stocks	209,545,634
	(Cost $189,533,044)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 23.8%
	Energy Equipment & Services — 0.5%
54,645	USA Compression Partners, L.P.	1,324,048
	Independent Power and Renewable Electricity Producers — 0.4%
45,689	NextEra Energy Partners, L.P. (c)	1,295,740
See Notes to Financial Statements

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels — 22.9%
78,350	Alliance Resource Partners, L.P.	$1,757,391
123,014	Cheniere Energy Partners, L.P.	5,960,028
929,521	Energy Transfer, L.P.	14,621,365
698,372	Enterprise Products Partners, L.P.	19,610,286
84,960	Kimbell Royalty Partners, L.P. (c)	1,345,766
243,642	MPLX, L.P.	10,184,236
15,072	Natural Resource Partners, L.P.	1,356,480
569,474	Plains GP Holdings, L.P., Class A (c)	10,370,122
76,066	TXO Partners, L.P.	1,401,896
		66,607,570
	Total Master Limited Partnerships	69,227,358
	(Cost $57,839,917)

Shares	Description	Value
MONEY MARKET FUNDS — 4.4%
12,861,753	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (d)	12,861,753
	(Cost $12,861,753)

	Total Investments — 100.1%	291,634,745
	(Cost $260,234,714)
	Net Other Assets and Liabilities — (0.1)%	(243,640)
	Net Assets — 100.0%	$291,391,105

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 209,545,634	$ 209,545,634	$ —	$ —
Master Limited Partnerships*	69,227,358	69,227,358	—	—
Money Market Funds	12,861,753	12,861,753	—	—
Total Investments	$291,634,745	$291,634,745	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	First Trust North American Energy Infrastructure Fund (EMLP)	First Trust EIP Carbon Impact ETF (ECLN)	FT Energy Income Partners Strategy ETF (EIPX)
ASSETS:
Investments, at value	$2,408,357,073	$27,030,977	$291,634,745
Foreign currency, at value	213	—	—
Receivables:
Dividends	10,332,070	30,013	896,523
Reclaims	43,356	598	20,758
Total Assets	2,418,732,712	27,061,588	292,552,026

LIABILITIES:
Due to custodian foreign currency	—	—	211
Payables:
Investment advisory fees	1,879,587	20,841	226,405
Investment securities purchased	—	—	934,305
Total Liabilities	1,879,587	20,841	1,160,921
NET ASSETS	$2,416,853,125	$27,040,747	$291,391,105

NET ASSETS consist of:
Paid-in capital	$2,169,344,183	$28,549,981	$260,945,537
Par value	820,550	11,000	126,000
Accumulated distributable earnings (loss)	246,688,392	(1,520,234)	30,319,568
NET ASSETS	$2,416,853,125	$27,040,747	$291,391,105
NET ASSET VALUE, per share	$29.45	$24.58	$23.13
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	82,055,000	1,100,002	12,600,002
Investments, at cost	$1,912,526,229	$27,023,219	$260,234,714
Foreign currency, at cost (proceeds)	$213	$—	$(211)
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

	First Trust North American Energy Infrastructure Fund (EMLP)	First Trust EIP Carbon Impact ETF (ECLN)	FT Energy Income Partners Strategy ETF (EIPX)
INVESTMENT INCOME:
Dividends	$41,939,026	$567,526	$4,297,956
Foreign withholding tax	(770,918)	(14,094)	(157,454)
Total investment income	41,168,108	553,432	4,140,502

EXPENSES:
Investment advisory fees	11,092,643	136,340	1,183,212
Total expenses	11,092,643	136,340	1,183,212
NET INVESTMENT INCOME (LOSS)	30,075,465	417,092	2,957,290

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,931,516	(793,865)	30,645
In-kind redemptions	39,298,898	514,720	985,139
Foreign currency transactions	(35,314)	(11)	(8,304)
Net realized gain (loss)	44,195,100	(279,156)	1,007,480
Net change in unrealized appreciation (depreciation) on:
Investments	232,599,716	2,615,791	27,587,357
Foreign currency translation	(26)	1	272
Net change in unrealized appreciation (depreciation)	232,599,690	2,615,792	27,587,629
NET REALIZED AND UNREALIZED GAIN (LOSS)	276,794,790	2,336,636	28,595,109
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$306,870,255	$2,753,728	$31,552,399
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	First Trust North American Energy Infrastructure Fund (EMLP)		First Trust EIP Carbon Impact ETF (ECLN)
	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$30,075,465	$33,149,839	$417,092	$760,649
Net realized gain (loss)	44,195,100	300,077,803	(279,156)	138,417
Net change in unrealized appreciation (depreciation)	232,599,690	(267,693,420)	2,615,792	(3,854,395)
Net increase (decrease) in net assets resulting from operations	306,870,255	65,534,222	2,753,728	(2,955,329)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(42,218,860)	(97,994,977)	(350,921)	(859,756)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,138,975	268,430,716	—	8,925,761
Cost of shares redeemed	(132,201,248)	(533,010,958)	(5,953,561)	(6,147,043)
Net increase (decrease) in net assets resulting from shareholder transactions	(121,062,273)	(264,580,242)	(5,953,561)	2,778,718
Total increase (decrease) in net assets	143,589,122	(297,040,997)	(3,550,754)	(1,036,367)

NET ASSETS:
Beginning of period	2,273,264,003	2,570,305,000	30,591,501	31,627,868
End of period	$2,416,853,125	$2,273,264,003	$27,040,747	$30,591,501

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	86,405,000	96,255,000	1,350,002	1,250,002
Shares sold	400,000	9,850,000	—	350,000
Shares redeemed	(4,750,000)	(19,700,000)	(250,000)	(250,000)
Shares outstanding, end of period	82,055,000	86,405,000	1,100,002	1,350,002

(a)	Inception date is November 2, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Energy Income Partners Strategy ETF (EIPX)
Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)

$2,957,290	$1,986,846
1,007,480	2,087,870
27,587,629	3,812,361
31,552,399	7,887,077

(4,055,961)	(4,081,596)

58,295,364	231,740,383
(5,376,889)	(24,569,672)
52,918,475	207,170,711
80,414,913	210,976,192

210,976,192	—
$291,391,105	$210,976,192

10,150,002	—
2,700,000	11,350,002
(250,000)	(1,200,000)
12,600,002	10,150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
First Trust North American Energy Infrastructure Fund (EMLP)

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.31	$26.70	$25.02	$19.68	$24.83	$22.64
Income from investment operations:
Net investment income (loss)	0.36 (a)	0.36 (a)	0.37	0.19	0.20	0.36
Net realized and unrealized gain (loss)	3.29	0.30	2.14	6.01	(4.33)	2.81
Total from investment operations	3.65	0.66	2.51	6.20	(4.13)	3.17
Distributions paid to shareholders from:
Net investment income	(0.51)	(1.05)	(0.37)	(0.86)	(0.70)	(0.29)
Return of capital	—	—	(0.46)	—	(0.32)	(0.69)
Total distributions	(0.51)	(1.05)	(0.83)	(0.86)	(1.02)	(0.98)
Net asset value, end of period	$29.45	$26.31	$26.70	$25.02	$19.68	$24.83
Total return (b)	13.92%	2.49%	10.19%	31.97%	(16.69)%	14.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,416,853	$2,273,264	$2,570,305	$2,129,135	$1,687,897	$2,565,360
Ratio of total expenses to average net assets	0.95% (c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	2.58% (c)	1.33%	1.08%	0.71%	1.13%	1.52%
Portfolio turnover rate (d)	17%	32%	32%	52%	46%	33%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust EIP Carbon Impact ETF (ECLN)

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2019 (a)
		2023	2022	2021	2020
Net asset value, beginning of period	$22.66	$25.30	$24.33	$21.40	$20.70	$20.09
Income from investment operations:
Net investment income (loss)	0.35 (b)	0.55 (b)	0.31	0.31	0.30	0.05
Net realized and unrealized gain (loss)	1.86	(2.57)	1.05	2.98	0.85	0.56
Total from investment operations	2.21	(2.02)	1.36	3.29	1.15	0.61
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.59)	(0.29)	(0.36)	(0.33)	—
Net realized gain	—	(0.03)	(0.10)	—	—	—
Return of capital	—	—	—	—	(0.12)	—
Total distributions	(0.29)	(0.62)	(0.39)	(0.36)	(0.45)	—
Net asset value, end of period	$24.58	$22.66	$25.30	$24.33	$21.40	$20.70
Total return (c)	9.76%	(8.15)%	5.62%	15.49%	5.69%	3.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$27,041	$30,592	$31,628	$20,682	$2,140	$2,070
Ratio of total expenses to average net assets	0.95% (d)	0.95%	0.95%	0.95%	0.95%	0.95% (d)
Ratio of net investment income (loss) to average net assets	2.91% (d)	2.22%	1.29%	1.24%	1.45%	1.18% (d)
Portfolio turnover rate (e)	9%	47%	22%	56%	23%	3%

(a)	Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Energy Income Partners Strategy ETF (EIPX)

	Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$20.79	$19.72
Income from investment operations:
Net investment income (loss) (b)	0.26	0.33
Net realized and unrealized gain (loss)	2.43	1.37
Total from investment operations	2.69	1.70
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.63)
Net asset value, end of period	$23.13	$20.79
Total return (c)	13.03%	8.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$291,391	$210,976
Ratio of total expenses to average net assets	0.95% (d)	0.95% (d)
Ratio of net investment income (loss) to average net assets	2.37% (d)	1.64% (d)
Portfolio turnover rate (e)	16%	19%

(a)	Inception date is November 2, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust North American Energy Infrastructure Fund – (ticker “EMLP”)
First Trust EIP Carbon Impact ETF – (ticker “ECLN”)
FT Energy Income Partners Strategy ETF – (ticker “EIPX”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. EMLP’s investment objective is to seek total return. EMLP will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”) to be engaged in the energy infrastructure sector, which principally include U.S. and Canadian natural gas and electric utilities, corporations operating energy infrastructure assets such as pipelines or renewable energy production, utilities, publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, “Energy Infrastructure Companies”). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. ECLN’s investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. ECLN will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the equity securities of companies identified by EIP as having or seeking to have a positive carbon impact. The Sub-Advisor defines positive carbon impact companies as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas emissions from the production, transportation, conversion, storage and use of energy. ECLN’s investments will be concentrated in the industries constituting the energy infrastructure sector, which principally include utilities, natural gas pipeline companies, manufacturers, contracted developers and/or owners of renewable energy; and other companies that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment. EIPX’s investment objective is to seek risk-adjusted total return. EIPX will invest, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in a portfolio of equity securities in the broader energy market (“Energy Companies”), which principally include companies in the Global Industry Classification Standard (“GICS”) energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support. Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by EIP. These companies may include MLPs and MLP affiliates.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended October 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust North American Energy Infrastructure Fund	$97,994,977	$—	$—
First Trust EIP Carbon Impact ETF	818,867	40,889	—
FT Energy Income Partners Strategy ETF	4,081,596	—	—
As of October 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust North American Energy Infrastructure Fund	$—	$(251,525,855)	$233,562,852
First Trust EIP Carbon Impact ETF	—	(936,936)	(2,986,105)
FT Energy Income Partners Strategy ETF	—	(296,380)	3,119,510
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EMLP and ECLN, the taxable years ended 2020, 2021,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
2022, and 2023 remain open to federal and state audit. For EIPX, the taxable year ended 2023 remains open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust North American Energy Infrastructure Fund	$251,525,855
First Trust EIP Carbon Impact ETF	936,936
FT Energy Income Partners Strategy ETF	296,380
During the taxable year ended October 31, 2023, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust North American Energy Infrastructure Fund	$116,195,015
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2023, the Funds had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust North American Energy Infrastructure Fund	$1,912,526,229	$532,816,240	$(36,985,396)	$495,830,844
First Trust EIP Carbon Impact ETF	27,023,219	1,924,149	(1,916,391)	7,758
FT Energy Income Partners Strategy ETF	260,234,714	34,305,366	(2,905,335)	31,400,031
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The Trust, on behalf of the Funds, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Funds’ investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of each Fund’s assets and will pay EIP for its services as the Funds’ sub-advisor. First Trust will also be responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
EIP receives a sub-advisory fee for EMLP from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the Fund’s average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. EIP receives a sub-advisory fee for ECLN and EIPX from First Trust equal to 50% of the monthly investment management fee paid to First Trust less one-half of the Fund’s expenses, for which EIP is responsible. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to EIP will be reduced to reflect the reduction in the Advisor’s management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust North American Energy Infrastructure Fund	$399,740,397	$399,094,947
First Trust EIP Carbon Impact ETF	2,812,707	2,535,143
FT Energy Income Partners Strategy ETF	39,262,216	42,776,149
For the six months ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust North American Energy Infrastructure Fund	$10,987,906	$128,079,492

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
	Purchases	Sales
First Trust EIP Carbon Impact ETF	$—	$5,565,244
FT Energy Income Partners Strategy ETF	56,876,915	5,327,035
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimums.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund IV

First Trust Senior Loan Fund (FTSL)
Semi-Annual Report For the Six Months Ended April 30, 2024

First Trust Senior Loan Fund (FTSL)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust Senior Loan Fund; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Senior Loan Fund (FTSL)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Senior Loan Fund (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Senior Loan Fund (FTSL)
The First Trust Senior Loan Fund’s (the “Fund”) primary investment objective is to provide high current income. The Fund’s secondary investment objective is the preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans (“Senior Loans”).
A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, such as the London Interbank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), a similar reference rate, or the prime rate offered by one or more major U.S. banks.
The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as “junk” or “high-yield” securities, include securities that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc., Fitch, Inc., or S&P Global Ratings, respectively. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America. The Senior Loans included in the Fund’s portfolio often maintain a duration of less than 90 days; however, the inclusion of LIBOR or SOFR floors on certain Senior Loans or other factors may cause interest rate duration to be longer than 90 days. The Fund may also invest up to 20% of its net assets in (1) non-Senior Loan debt securities, which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities, which may include convertible bonds), (2) warrants, U.S. and non U.S. equity and equity-like positions and interests and other securities issued by or with respect to a borrower or its affiliates, and/or (3) securities of other investment companies.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	10 Years Ended 4/30/24	Inception (5/1/13) to 4/30/24	5 Years Ended 4/30/24	10 Years Ended 4/30/24	Inception (5/1/13) to 4/30/24
Fund Performance
NAV	5.33%	9.88%	4.26%	3.74%	3.65%	23.17%	44.39%	48.36%
Market Price	5.19%	10.28%	4.18%	3.73%	3.64%	22.75%	44.26%	48.21%
Index Performance
Morningstar® LSTA® US Leveraged Loan Index	6.05%	12.03%	5.26%	4.60%	4.53%	29.22%	56.73%	62.72%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%	1.05%	-0.77%	12.67%	12.22%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Senior Loan Fund (FTSL) (Continued)

Industry Allocation	% of Senior Loans and other Securities(1)
Software	21.2%
Insurance	15.2
Health Care Technology	8.7
Media	7.7
Hotels, Restaurants & Leisure	7.7
Containers & Packaging	5.1
Health Care Providers & Services	5.0
Professional Services	4.2
Commercial Services & Supplies	3.2
Food Products	2.2
Diversified Telecommunication Services	1.8
Capital Markets	1.8
Health Care Equipment & Supplies	1.8
Trading Companies & Distributors	1.7
Diversified Consumer Services	1.7
Pharmaceuticals	1.7
IT Services	1.4
Specialty Retail	1.1
Wireless Telecommunication Services	1.1
Machinery	1.0
Aerospace & Defense	0.8
Automotive Components	0.7
Financial Services	0.7
Electronic Equipment, Instruments & Components	0.6
Independent Power and Renewable Electricity Producers	0.4
Food & Staples Retailing	0.4
Building Products	0.3
Life Sciences Tools & Services	0.3
Electric Utilities	0.2
Construction & Engineering	0.1
Household Products	0.1
Leisure Products	0.1
Construction Materials	0.0(2)
Total	100.0%

Asset Classification	% of Senior Loans and other Securities(1)
Senior Floating-Rate Loan Interests	89.3%
Corporate Bonds and Notes	8.7
Foreign Corporate Bonds and Notes	2.0
Common Stocks	0.0(2)
Rights	0.0(2)
Total	100.0%

Credit Quality (S&P ratings)(3)	% of Senior Loans and other Debt Securities(1)
BBB	0.4%
BBB-	11.9
BB+	4.8
BB	4.5
BB-	6.3
B+	17.2
B	32.8
B-	16.5
CCC+	3.0
CCC	0.4
NR	2.2
Total	100.0%

Top 10 Issuers	% of Senior Loans and other Securities(1)
Open Text Corp. (GXS)	2.7%
SS&C Technologies Holdings, Inc.	2.4
1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s)	2.0
IRB Holding Corp. (Arby’s/Inspire Brands)	2.0
AmWINS Group, Inc.	1.9
BroadStreet Partners, Inc.	1.8
Medline Borrower, L.P. (Mozart)	1.8
athenahealth, Inc. (Minerva Merger Sub, Inc.)	1.7
USI, Inc.	1.6
Edelman Financial Engines Center LLC	1.6
Total	19.5%

(1)	Percentages are based on long-term positions. Money market funds are excluded.
(2)	Amount is less than 0.1%.
(3)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
(NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-
term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Senior Loan Fund (FTSL) (Continued)

Performance of a $10,000 Initial Investment
October 31, 2013 - April 30, 2024
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,032
$14,701
$11,463
10/31/13
4/30/14
10/31/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust Senior Loan Fund
Morningstar® LSTA® US Leveraged Loan Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Senior Loan Fund (FTSL)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
The First Trust Advisors L.P. (“First Trust”) Leveraged Finance Team is comprised of 18 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2024, the First Trust Leveraged Finance Team managed or supervised approximately $6.1 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, and five exchange-traded funds on behalf of retail and institutional clients.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
William Housey, CFA – Managing Director of Fixed Income and Senior Portfolio Manager
Jeffrey Scott, CFA – Senior Vice President and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Housey has served as a part of the portfolio management team of the Fund since 2013 while Mr. Scott has served as a part of the portfolio management team of the Fund since 2020.

First Trust Senior Loan Fund (FTSL)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Senior Loan Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (a) (b)
First Trust Senior Loan Fund (FTSL)
Actual	$1,000.00	$1,053.30	0.85%	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

(a)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 85.1%
	Aerospace & Defense — 0.3%
$2,493,864	TransDigm, Inc., Term Loan J, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.56%	02/28/31	$2,511,308
3,969,925	TransDigm, Inc., Term Loan K, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.06%	03/22/30	3,991,501
				6,502,809
	Alternative Carriers — 0.6%
13,090,532	Level 3 Financing, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 6.56%, 0.00% Floor	11.88%	04/16/29	12,896,531
	Application Software — 15.2%
2,644,686	Applied Systems, Inc., 2024 Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.81%	02/23/31	2,667,496
26,645,462	CCC Intelligent Solutions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.68%	09/21/28	26,695,422
12,143,317	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.06%	09/30/28	12,176,225
13,980,335	Epicor Software Corp., Term Loan C (First Lien), 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	07/30/27	14,058,346
30,489,347	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.41%	10/01/27	29,165,042
6,906,529	Genesys Cloud Services Holding II LLC (f/k/a Greeneden), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.18%	12/01/27	6,956,187
24,843,548	Genesys Cloud Services Holding II LLC (fka Greeneden), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.82%	12/01/27	24,987,641
19,739,324	Informatica Corp., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.18%	10/29/28	19,798,542
7,974,619	Instructure Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.35%	10/30/28	8,019,477
11,700,197	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.57%	05/03/28	11,676,270
11,578,646	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.57%	02/23/29	11,487,464
1,438,565	ION Trading Technologies Ltd., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.15%	04/01/28	1,440,666
14,518,210	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.17%	04/30/28	13,883,038
12,939,353	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.17%	04/30/28	9,922,866
15,994,039	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.18%	02/28/29	16,049,618
16,090,533	Open Text Corp. (GXS), 2023 Replacement Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.17%	01/31/30	16,155,459
26,945,010	Open Text Corp. (GXS), Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.17%	05/30/25	27,005,097
7,786,731	PowerSchool Holdings, Inc. (Severin), Extended Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	08/01/27	7,821,499
2,491,794	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	10.08%	10/26/30	2,504,091
865,827	RealPage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.43%	04/24/28	835,882
25,558,792	SolarWinds Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.57%	02/05/27	25,662,689
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$11,717,458	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.59%	06/04/28	$11,663,030
367,934	Tenable, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.18%	07/07/28	368,394
17,613,137	Ultimate Kronos Group (UKG, Inc.), 2024 Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.81%	02/10/31	17,714,148
22,787,652	Veeam Software Holdings Ltd. (VS Buyer LLC), 2024 Initial Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.57%	04/01/31	22,880,853
				341,595,442
	Asset Management & Custody Banks — 1.6%
17,171,216	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.18%	07/20/26	17,267,804
17,833,619	Edelman Financial Engines Center LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.93%	04/07/28	17,865,184
				35,132,988
	Automotive Parts & Equipment — 0.7%
12,976,317	Caliber Collision (Wand NewCo 3, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.07%	01/31/31	13,076,170
1,995,000	Clarios Global, L.P. (Power Solutions), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.32%	05/06/30	2,004,357
				15,080,527
	Automotive Retail — 0.9%
2,619,110	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Term B Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.32%	04/16/31	2,629,338
18,044,682	Mavis Tire Express Services Topco Corp., 2024 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	9.07%	05/04/28	18,123,627
				20,752,965
	Broadcasting — 3.5%
945,607	E.W. Scripps Co., Tranche B-3 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.43%	01/07/28	891,008
11,118,377	Gray Television, Inc., Term Loan E, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.94%	01/02/26	10,994,018
24,939,453	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	05/01/26	21,771,394
6,502,712	iHeartCommunications, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.43%	05/01/26	5,703,236
14,429,755	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	09/19/26	14,458,614
15,855,175	Sinclair Television Group, Inc., Term Loan B-2, 3 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	8.09%	09/30/26	14,782,969
9,257,199	Univision Communications, Inc., 2021 Replacement New Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	03/15/26	9,275,066
				77,876,305
	Building Products — 0.2%
1,959,369	American Builders & Contractors Supply Co., Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.32%	01/31/31	1,966,825
2,095,445	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	02/25/29	2,084,601
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Building Products (Continued)
$865,570	Miter Brands Acq. Holdco, Inc. (MIWD), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.82%	03/31/31	$870,620
366,192	Quikrete Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.57%	03/18/29	366,845
				5,288,891
	Cable & Satellite — 1.5%
22,308,369	Charter Communications Operating LLC, Term Loan B2, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.05%	02/01/27	22,310,265
12,311,451	Charter Communications Operating LLC, Term Loan B4, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.30%	12/09/30	12,154,727
				34,464,992
	Casinos & Gaming — 1.8%
4,322,503	Caesars Entertainment, Inc. (f/k/a Eldorado Resorts), 2024 Term Loan B-1, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.07%	02/06/31	4,333,849
17,548,974	Golden Nugget, Inc. (Fertitta Entertainment LLC), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.07%	01/29/29	17,609,342
492,500	Light & Wonder, Inc. (FKA Scientific Games International, Inc), Term Loan B-1, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.07%	04/16/29	494,209
1,674,184	Scientific Games Holdings, L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.56%	04/04/29	1,676,930
16,957,500	Stars Group Holdings B.V. (Flutter Entertainment PLC), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	7.56%	11/30/30	17,008,966
				41,123,296
	Commercial Printing — 0.7%
15,929,880	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.42%	10/29/28	15,624,265
	Construction & Engineering — 0.1%
3,176,147	APi Group DE, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.68%	10/01/26	3,189,058
	Construction Materials — 0.0%
1,000,000	Summit Materials LLC, Term Loan B-2, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.80%	01/12/29	1,008,755
	Diversified Support Services — 0.7%
10,576,920	Consilio (Skopima Consilio Parent LLC), Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.43%	05/17/28	10,531,598
5,000,000	Vestis Corp., Term Loan B-1, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	02/22/31	5,014,075
				15,545,673
	Education Services — 0.6%
12,440,515	Ascensus Holdings, Inc. (Mercury), Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	08/02/28	12,448,291
	Electric Utilities — 0.2%
3,990,000	Vistra Operations Company LLC (TEX/TXU), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.32%	12/20/30	3,997,401
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electronic Equipment & Instruments — 0.5%
$716,593	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.67%	11/03/28	$716,840
12,715,742	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.59%	08/20/25	11,525,930
				12,242,770
	Environmental & Facilities Services — 0.3%
6,073,502	GFL Environmental, Inc., 2023 Refinancing Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.83%	05/31/27	6,109,549
	Food Distributors — 0.3%
6,736,842	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.43%	09/13/26	6,765,238
	Food Retail — 0.0%
1,000,000	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.32%	02/03/29	1,006,095
	Health Care Facilities — 2.2%
15,793,765	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	08/24/28	15,857,966
3,938,424	Gentiva Health Services, Inc. (Kindred at Home/Charlotte Buyer), Initial Term B Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	10.57%	02/11/28	3,961,799
5,305,630	IVC Evidensia (IVC Acquisition Midco Ltd.), Facility B9, 3 Mo. CME Term SOFR + 5.50%, 0.50% Floor	10.81%	12/06/28	5,328,179
17,478,248	Select Medical Corp., Tranche B-1, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.32%	03/06/27	17,516,526
5,706,704	Southern Veterinary Partners, Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 1.00% Floor	9.43%	10/05/27	5,726,307
				48,390,777
	Health Care Services — 2.4%
4,351,807	Agiliti Health, Inc. (Universal Hospital Services), Incremental Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.30%	05/01/30	4,357,268
9,201,733	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	09/30/28	9,232,053
25,798,842	DaVita, Inc., Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	08/12/26	25,828,640
3,328,493	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.43%	11/01/28	3,339,527
2,612,858	Radnet Management, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.83%	04/10/31	2,611,643
8,850,000	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.82%	12/19/30	8,913,145
				54,282,276
	Health Care Supplies — 1.6%
36,566,184	Medline Borrower, L.P. (Mozart), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.07%	10/21/28	36,704,038
	Health Care Technology — 8.3%
36,887,526	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.57%	02/15/29	36,876,090
7,387,956	Datavant Group (fka Ciox) (CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	9.68%	12/16/25	7,385,628
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$7,159,964	Ensemble RCM LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	08/01/29	$7,189,643
2,508,063	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.93%	03/10/28	2,514,847
30,497,435	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	03/10/28	30,516,496
9,467,376	R1 RCM Holdco, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.33%	06/21/29	9,521,814
7,293,333	Verscend Technologies, Inc. (Cotiviti), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	02/28/31	7,243,192
21,631,276	Verscend Technologies, Inc. (Cotiviti), Floating Rate Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.56%	02/28/31	21,676,269
31,220,669	Waystar Technologies, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.32%	10/22/29	31,435,311
4,925,751	WS Audiology (Auris Lux III SARL), USD Term Loan B, 6 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.99%	02/14/29	4,954,493
26,648,858	Zelis Payments Buyer, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.07%	09/28/29	26,726,006
				186,039,789
	Hotels, Resorts & Cruise Lines — 0.1%
1,743,411	Alterra Mountain Co., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	08/17/28	1,753,218
	Household Products — 0.1%
2,971,631	Energizer Spinco, Inc., 2020 Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.68%	12/22/27	2,976,579
	Human Resource & Employment Services — 0.0%
883,908	Alight, Inc. (fka Tempo Acq.), Fifth Incremental Term Loan 2023, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.07%	08/31/28	887,430
	Independent Power Producers & Energy Traders — 0.4%
5,970,000	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.57%	07/31/30	5,975,433
2,135,897	Calpine Corp., 2024 Refi Term Loan B5, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.32%	12/16/27	2,137,894
				8,113,327
	Industrial Machinery & Supplies & Components — 0.9%
15,914,386	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	10/21/28	15,975,179
4,705,062	Filtration Group Corp., 2023 Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.68%	10/21/28	4,728,305
53,205	Gates Global LLC, Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.75% Floor	7.92%	03/31/27	53,436
510,882	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), 2024 USD Refi Loan, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.79%	04/30/30	513,595
				21,270,515
	Insurance Brokers — 12.9%
34,169,689	Alliant Holdings I LLC, Term Loan B-6, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	11/06/30	34,343,954
4,952,381	AmWINS Group, Inc., Feb. 2023 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.18%	02/19/28	4,971,893
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$26,655,767	AmWINS Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	7.68%	02/19/28	$26,723,739
34,814,457	AssuredPartners, Inc., 2024 Term Loan B5, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	02/14/31	35,006,285
10,242,556	BroadStreet Partners, Inc., 2023 Term B Loan, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.07%	01/26/29	10,291,618
27,674,041	BroadStreet Partners, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.43%	01/27/27	27,758,585
85,758	HUB International Ltd., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.57%	06/20/30	86,288
34,217,261	HUB International Ltd., 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.57%	06/20/30	34,428,895
830,740	Hyperion Insurance Group Ltd. (aka - Howden Group), 2023 USD Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.32%	04/18/30	835,757
9,949,109	IMA Financial Group, Inc., Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.18%	11/01/28	9,976,022
25,763,853	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.67%	11/16/27	25,812,289
20,837,035	Ryan Specialty Group LLC, 2024 Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	8.07%	09/01/27	20,902,150
6,853,474	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan (Second Lien), 2 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.09%	05/31/32	6,923,106
17,295,053	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan B, 2 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.59%	05/31/31	17,351,867
12,271,453	USI, Inc., 2023 2nd Funding New Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.60%	09/30/30	12,326,551
22,751,953	USI, Inc., 2023-B New Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.30%	11/22/29	22,832,495
				290,571,494
	Integrated Telecommunication Services — 1.1%
8,435,396	Numericable (Altice France S.A. or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	8.34%	07/31/25	7,587,934
1,909,503	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	9.28%	01/31/26	1,646,679
12,519,233	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.57%	08/14/26	10,632,647
6,146,184	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.33%, 0.50% Floor	9.64%	03/09/27	5,444,842
				25,312,102
	Internet Services & Infrastructure — 0.7%
8,956,224	Go Daddy Operating Co. LLC, Term Loan B4, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.43%	08/10/27	8,978,257
6,811,778	Go Daddy Operating Co. LLC, Term Loan B6, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.32%	11/12/29	6,822,540
				15,800,797
	Investment Banking & Brokerage — 0.1%
2,956,239	LPL Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	11/12/26	2,961,471
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	IT Consulting & Other Services — 0.3%
$5,687,878	CDK Global, Inc. (Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.31%	07/06/29	$5,717,626
	Leisure Products — 0.1%
1,300,269	Amer Sports Co., Initial Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.58%	02/16/31	1,305,555
	Life Sciences Tools & Services — 0.1%
2,894,400	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 1.00% Floor	9.43%	01/08/27	2,906,368
	Metal, Glass & Plastic Containers — 1.1%
5,455,366	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.32%	09/15/28	5,498,545
8,204,380	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.33%	09/15/28	8,269,317
6,044,540	Tekni-Plex (Trident TPI Holdings, Inc.), Tranche B-6 Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.30%	09/17/28	6,062,583
4,391,461	TricorBraun, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	03/03/28	4,350,093
				24,180,538
	Other Specialty Retail — 0.2%
3,871,982	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.82%	03/04/28	3,362,681
	Packaged Foods & Meats — 1.3%
7,605,992	Nomad Foods Ltd., Term Loan B-4, 6 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.27%	11/08/29	7,637,481
9,526,409	Shearer’s Foods LLC (Fiesta Purchaser, Inc.), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.32%	02/12/31	9,575,851
12,381,407	Utz Quality Foods LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.07%	01/20/28	12,429,385
				29,642,717
	Paper & Plastic Packaging Products & Materials — 3.1%
34,410,960	Graham Packaging Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.43%	08/04/27	34,529,334
9,170,105	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.68%	02/05/26	9,228,014
1,774,221	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	09/24/28	1,785,673
12,640,519	Reynolds Consumer Products LLC, Initial Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.17%	02/04/27	12,694,431
11,091,267	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	10.31%	12/02/30	11,106,518
				69,343,970
	Pharmaceuticals — 1.6%
6,124,066	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), Lux Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	7.31%	07/03/28	6,156,769
1,525,815	ICON Clinical Investments LLC (PRA Health Sciences, Inc.), US Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	7.31%	07/03/28	1,533,963
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$15,392,432	IQVIA, Inc., Incremental Term Loan B-4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.31%	01/02/31	$15,486,942
12,348,717	Parexel International Corp. (Phoenix Newco), Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	11/15/28	12,402,001
				35,579,675
	Property & Casualty Insurance — 0.9%
20,273,511	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.07%	02/24/28	20,380,049
	Research & Consulting Services — 4.0%
7,911,201	AlixPartners, LLP, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.93%	02/04/28	7,945,259
34,830,176	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.07%	01/31/31	34,939,020
29,733,183	Dun & Bradstreet Corp., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.07%	01/18/29	29,838,588
8,782,535	J.D. Power (Project Boost Purchaser LLC), 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	05/30/26	8,815,469
2,029,025	J.D. Power (Project Boost Purchaser LLC), 2021 Incremental Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.07%	05/30/26	2,036,634
5,185,497	Veritext Corp. (VT TopCo, Inc.), Initial Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	08/12/30	5,211,969
				88,786,939
	Restaurants — 4.0%
34,476,967	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), Term B-5 Loan, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.57%	09/21/30	34,572,296
38,866,801	IRB Holding Corp. (Arby’s/Inspire Brands), 2024 Replacement Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.17%	12/15/27	38,969,410
17,125,400	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	08/03/28	17,212,825
				90,754,531
	Security & Alarm Services — 1.0%
21,796,695	Garda World Security Corp., 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	9.58%	02/01/29	21,917,122
	Specialized Consumer Services — 1.1%
4,343,907	Asurion LLC, New B-8 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.68%	12/23/26	4,255,530
1,979,328	Belron Finance US LLC, Dollar Second Incremental Facility Term Loan, 3 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.84%	10/30/26	1,986,751
17,518,829	Mister Car Wash Holdings, Inc., 2024 Refinancing Term Loans, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.32%	03/27/31	17,579,093
				23,821,374
	Specialized Finance — 0.3%
9,314,820	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	09/25/26	7,530,752
	Specialty Chemicals — 0.2%
3,549,073	Avantor, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	7.42%	11/08/27	3,565,985
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software — 3.3%
$18,002,851	Gen Digital, Inc. (fka NortonLifeLock, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.50% Floor	7.42%	09/12/29	$18,052,449
13,367,680	Idera, Inc., Initial Term Loan, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.21%	03/02/28	13,333,192
6,874,028	Proofpoint, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	08/31/28	6,911,629
987,187	Sophos Group PLC (Surf), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.93%	03/05/27	990,667
8,001,002	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	8,008,883
7,525,130	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	7,532,542
17,536,110	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	17,562,064
2,482,043	SUSE (Marcel Bidco LLC), 2024 Refi Term Loan B, Daily CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.81%-9.86%	11/09/30	2,491,351
				74,882,777
	Trading Companies & Distributors — 1.0%
19,190,706	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	06/04/28	19,350,852
823,490	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.67%	06/04/28	830,239
3,000,000	United Rentals, Inc., Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.07%	02/15/31	3,016,875
				23,197,966
	Transaction & Payment Processing Services — 0.2%
4,851,000	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Initial USD Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.31%	12/31/30	4,873,751
	Wireless Telecommunication Services — 0.8%
17,476,572	SBA Senior Finance II LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.32%	01/25/31	17,553,032
	Total Senior Floating-Rate Loan Interests			1,913,019,062
	(Cost $1,911,882,969)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 8.3%
	Aerospace & Defense — 0.4%
6,898,000	TransDigm, Inc. (c)	6.38%	03/01/29	6,853,945
3,000,000	TransDigm, Inc. (c)	7.13%	12/01/31	3,060,973
				9,914,918
	Application Software — 0.1%
1,529,150	GoTo Group, Inc. (c)	5.50%	05/01/28	1,308,494
1,529,150	GoTo Group, Inc. (c)	5.50%	05/01/28	1,026,538
				2,335,032
	Broadcasting — 1.0%
2,148,000	Gray Television, Inc. (c)	5.88%	07/15/26	2,072,975
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Broadcasting (Continued)
$18,561,000	Nexstar Media, Inc. (c)	5.63%	07/15/27	$17,469,177
2,000,000	Sirius XM Radio, Inc. (c)	3.13%	09/01/26	1,863,262
				21,405,414
	Building Products — 0.1%
2,085,000	American Builders & Contractors Supply Co., Inc. (c)	4.00%	01/15/28	1,921,086
	Cable & Satellite — 1.4%
15,477,000	CSC Holdings LLC (c)	7.50%	04/01/28	8,386,992
2,278,000	CSC Holdings LLC (c)	11.25%	05/15/28	2,017,189
28,542,000	CSC Holdings LLC (c)	6.50%	02/01/29	21,313,445
				31,717,626
	Casinos & Gaming — 0.8%
3,493,000	VICI Properties, L.P.	5.75%	04/01/34	3,363,715
5,325,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	4.25%	12/01/26	5,084,588
10,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	5.75%	02/01/27	9,924,046
				18,372,349
	Health Care Facilities — 0.2%
3,798,000	Select Medical Corp. (c)	6.25%	08/15/26	3,802,804
	Health Care Supplies — 0.1%
1,332,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (c)	6.25%	04/01/29	1,325,145
	Independent Power Producers & Energy Traders — 0.1%
1,250,000	Calpine Corp. (c)	5.25%	06/01/26	1,233,293
	Insurance Brokers — 0.7%
7,805,000	AmWINS Group, Inc. (c)	6.38%	02/15/29	7,715,378
2,181,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	1,984,647
2,147,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	2,086,768
3,000,000	Panther Escrow Issuer LLC (c)	7.13%	06/01/31	3,017,479
				14,804,272
	Internet Services & Infrastructure — 0.0%
763,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (c)	5.25%	12/01/27	737,385
	Metal, Glass & Plastic Containers — 0.3%
3,095,000	Berry Global, Inc. (c)	5.63%	07/15/27	3,021,683
4,167,000	Berry Global, Inc. (c)	5.65%	01/15/34	4,026,123
				7,047,806
	Packaged Foods & Meats — 0.8%
17,401,000	Post Holdings, Inc. (c)	6.25%	02/15/32	17,190,406
	Paper & Plastic Packaging Products & Materials — 0.4%
9,535,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (c)	4.00%	10/15/27	8,855,970
	Restaurants — 0.1%
3,185,000	IRB Holding Corp. (c)	7.00%	06/15/25	3,180,932
	Specialized Finance — 0.1%
2,882,000	Radiate Holdco LLC / Radiate Finance, Inc. (c)	4.50%	09/15/26	2,203,681
	Systems Software — 0.9%
2,468,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	2,170,649
788,000	Oracle Corp.	5.80%	11/10/25	790,112
18,639,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	18,132,636
				21,093,397
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors — 0.6%
$14,349,000	United Rentals North America, Inc. (c)	6.00%	12/15/29	$14,216,315
	Wireless Telecommunication Services — 0.2%
6,000,000	T-Mobile USA, Inc.	2.25%	02/15/26	5,662,266
	Total Corporate Bonds and Notes			187,020,097
	(Cost $199,474,585)
FOREIGN CORPORATE BONDS AND NOTES — 1.9%
	Application Software — 0.7%
3,910,000	Open Text Corp. (c)	6.90%	12/01/27	3,995,594
12,478,000	Open Text Corp. (c)	3.88%	02/15/28	11,401,216
				15,396,810
	Casinos & Gaming — 0.0%
450,000	Flutter Treasury Designated Activity Co. (c)	6.38%	04/29/29	451,528
	Data Processing & Outsourced Services — 0.4%
9,094,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (c)	4.00%	06/15/29	8,003,827
	Environmental & Facilities Services — 0.4%
1,323,000	GFL Environmental, Inc. (c)	4.00%	08/01/28	1,200,529
8,318,000	GFL Environmental, Inc. (c)	6.75%	01/15/31	8,395,638
				9,596,167
	Restaurants — 0.4%
10,800,000	1011778 BC ULC / New Red Finance, Inc. (c)	4.00%	10/15/30	9,320,874
	Total Foreign Corporate Bonds and Notes			42,769,206
	(Cost $43,337,168)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
249,316	Akorn, Inc. (d) (e) (f)	18,699
	(Cost $2,858,880)
RIGHTS — 0.0%
	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (e) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (e) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 7.1%
158,379,129	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (j)	158,379,129
	(Cost $158,379,129)

	Total Investments — 102.4%	2,301,206,193
	(Cost $2,315,932,731)
	Net Other Assets and Liabilities — (2.4)%	(53,574,760)
	Net Assets — 100.0%	$2,247,631,433

See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $215,715,793 or 9.6%
of net assets.

(d)	This issuer has filed for protection in bankruptcy court.
(e)	Non-income producing security.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Financial Statements).

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,913,019,062	$—	$1,913,019,062	$—
Corporate Bonds and Notes*	187,020,097	—	187,020,097	—
Foreign Corporate Bonds and Notes*	42,769,206	—	42,769,206	—
Common Stocks*	18,699	—	18,699	—
Rights*	— **	—	—	— **
Money Market Funds	158,379,129	158,379,129	—	—
Total Investments	$2,301,206,193	$158,379,129	$2,142,827,064	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$2,301,206,193
Cash	1,113,729
Receivables:
Investment securities sold	78,786,179
Interest	8,130,352
Dividends	794,086
Miscellaneous	29,500
Total Assets	2,390,060,039

LIABILITIES:
Payables:
Investment securities purchased	140,883,637
Investment advisory fees	1,544,969
Total Liabilities	142,428,606
NET ASSETS	$2,247,631,433

NET ASSETS consist of:
Paid-in capital	$2,500,862,425
Par value	488,500
Accumulated distributable earnings (loss)	(253,719,492)
NET ASSETS	$2,247,631,433
NET ASSET VALUE, per share	$46.01
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	48,850,002
Investments, at cost	$2,315,932,731
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$91,754,854
Dividends	3,824,578
Total investment income	95,579,432

EXPENSES:
Investment advisory fees	9,294,010
Total expenses	9,294,010
NET INVESTMENT INCOME (LOSS)	86,285,422

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(14,185,722)
Net change in unrealized appreciation (depreciation) on investments	42,210,595
NET REALIZED AND UNREALIZED GAIN (LOSS)	28,024,873
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,310,295
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$86,285,422	$178,396,901
Net realized gain (loss)	(14,185,722)	(49,347,269)
Net change in unrealized appreciation (depreciation)	42,210,595	88,713,651
Net increase (decrease) in net assets resulting from operations	114,310,295	217,763,283

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(86,187,378)	(179,439,889)
Return of capital	—	(742,468)
Total distributions to shareholders	(86,187,378)	(180,182,357)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	214,717,182	174,942,586
Cost of shares redeemed	(177,207,636)	(969,179,172)
Net increase (decrease) in net assets resulting from shareholder transactions	37,509,546	(794,236,586)
Total increase (decrease) in net assets	65,632,463	(756,655,660)

NET ASSETS:
Beginning of period	2,181,998,970	2,938,654,630
End of period	$2,247,631,433	$2,181,998,970

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	48,050,002	65,650,002
Shares sold	4,650,000	3,800,000
Shares redeemed	(3,850,000)	(21,400,000)
Shares outstanding, end of period	48,850,002	48,050,002
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$45.41	$44.76	$47.78	$45.85	$47.15	$47.75
Income from investment operations:
Net investment income (loss)	1.81 (a)	3.32 (a)	1.89	1.54	1.67	2.13
Net realized and unrealized gain (loss)	0.59	0.73	(3.01)	1.92	(1.27)	(0.57)
Total from investment operations	2.40	4.05	(1.12)	3.46	0.40	1.56
Distributions paid to shareholders from:
Net investment income	(1.80)	(3.39)	(1.90)	(1.53)	(1.67)	(2.15)
Return of capital	—	(0.01)	—	—	(0.03)	(0.01)
Total distributions	(1.80)	(3.40)	(1.90)	(1.53)	(1.70)	(2.16)
Net asset value, end of period	$46.01	$45.41	$44.76	$47.78	$45.85	$47.15
Total return (b)	5.33%	9.32%	(2.38)%	7.60%	0.90%	3.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,247,631	$2,181,999	$2,938,655	$2,866,652	$1,276,964	$1,603,148
Ratio of total expenses to average net assets (c)	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (c)	7.89% (d)	7.31%	4.07%	3.27%	3.63%	4.50%
Portfolio turnover rate (e)	62%	54%	63%	92%	76%	44%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the First Trust Senior Loan Fund (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTSL” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund’s primary investment objective is to provide high current income. The Fund’s secondary investment objective is the preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans (“Senior Loans”)(1).
A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, such as the London Interbank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), a similar reference rate, or the prime rate offered by one or more major U.S. banks. The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Loans are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the LIBOR, ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the SOFR as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2024, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Interest” on the Statement of Operations. As of April 30, 2024, the Fund had no unfunded loan commitments.
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2024, the Fund held a restricted security as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	249,316	$0.08	$2,858,880	$18,699	0.00%*

*	Amount is less than 0.01%.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$179,439,889
Capital gains	—
Return of capital	742,468
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(223,689,638)
Net unrealized appreciation (depreciation)	(58,152,771)

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $223,689,638 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,315,932,731	$13,386,134	$(28,112,672)	$(14,726,538)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $1,318,366,870 and $1,292,319,135, respectively.
For the six months ended April 30, 2024, the Fund had no in-kind transactions.
5. Borrowings
Effective February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Series Fund and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Series Fund, had a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Scotia charged a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2024.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be

Additional Information (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition

Additional Information (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2024 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds (including the Fund), monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, including the Fund, that is required under the Program to have one, and any material changes to the Program.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund IV

First Trust Tactical High Yield ETF (HYLS)
Semi-Annual Report For the Six Months Ended April 30, 2024

First Trust Tactical High Yield ETF (HYLS)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust Tactical High Yield ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Tactical High Yield ETF (HYLS)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Tactical High Yield ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Tactical High Yield ETF (HYLS)
The First Trust Tactical High Yield ETF’s (the “Fund”) investment objective is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund’s advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than “BBB-” by S&P Global Ratings, or lower than “Baa3” by Moody’s Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as “junk” debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. The Fund may invest in non-income producing securities including Distressed Securities (defined below) and common stocks. Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as “Distressed Securities.” The Fund invests no more than 15% of its net assets in Distressed Securities, as determined at the time of investment. The Fund may, under normal market conditions, invest up to 40% of its net assets (including investment borrowings) in bank loans; however the Fund invests no more than 15% of its net assets (including investment borrowings) in loans other than first lien senior secured floating rate bank loans. The Fund may invest in listed and over-the-counter derivatives to the extent permitted by the listing rules of Nasdaq, Inc. The Fund may use certain credit derivatives to take on additional credit risk and obtain exposure to the high yield debt market, including utilizing credit default swap indices.The Fund may not be appropriate for all investors.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	10 Years Ended 4/30/24	Inception (2/25/13) to 4/30/24	5 Years Ended 4/30/24	10 Years Ended 4/30/24	Inception (2/25/13) to 4/30/24
Fund Performance
NAV	8.63%	8.06%	2.36%	3.22%	3.90%	12.36%	37.34%	53.37%
Market Price	8.56%	7.74%	2.30%	3.20%	3.88%	12.03%	36.94%	52.94%
Index Performance
ICE BofA US High Yield Constrained Index	8.96%	8.93%	3.52%	4.18%	4.59%	18.86%	50.64%	65.04%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%	1.15%	-0.77%	12.67%	13.68%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Tactical High Yield ETF (HYLS) (Continued)

Industry Allocation	% of Total Long-Term Investments(1)
Software	15.8%
Insurance	12.6
Media	10.8
Containers & Packaging	7.1
Hotels, Restaurants & Leisure	6.4
Health Care Technology	5.2
Health Care Providers & Services	4.9
Trading Companies & Distributors	3.6
Commercial Services & Supplies	2.8
IT Services	2.7
Food Products	2.6
Diversified Telecommunication Services	2.5
Capital Markets	1.9
Health Care Equipment & Supplies	1.6
Automobile Components	1.5
Building Products	1.5
Aerospace & Defense	1.4
Interactive Media & Services	1.4
Banks	1.2
Professional Services	1.2
Construction & Engineering	0.9
Pharmaceuticals	0.9
Specialty Retail	0.9
Wireless Telecommunication Services	0.8
Diversified Financial Services	0.7
Life Sciences Tools & Services	0.7
Electric Utilities	0.6
Independent Power and Renewable Electricity Producers	0.6
Entertainment	0.5
Automobiles	0.5
Consumer Finance	0.5
Electronic Equipment, Instruments & Components	0.5
Machinery	0.5
Household Products	0.5
Food & Staples Retailing	0.4
Real Estate Management & Development	0.4
Industrial Conglomerates	0.3
Leisure Products	0.3
Construction Materials	0.3
Road & Rail	0.1
Chemicals	0.1
Electrical Equipment	0.1
Diversified Consumer Services	0.1
Personal Products	0.1
Semiconductors & Semiconductor Equipment	0.0(2)
Total	100.0%

Asset Classification	% of Total Long-Term Investments(1)
Corporate Bonds and Notes	79.7%
Foreign Corporate Bonds and Notes	12.2
Senior Floating-Rate Loan Interests	8.1
Common Stocks	0.0(2)
Total	100.0%

Credit Quality (S&P Ratings)(3)	% of Senior Loans and other Debt Securities(1)
A+	0.4%
A-	1.1
BBB+	1.1
BBB	4.2
BBB-	7.8
BB+	7.2
BB	8.7
BB-	9.6
B+	12.6
B	10.8
B-	16.1
CCC+	14.9
CCC	2.7
CCC-	1.4
NR	1.4
Total	100.0%

Top Ten Issuers	% of Long-Term Investments(1)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.9%
Open Text Corp.	3.1
Verscend Escrow Corp.	3.1
Nexstar Media, Inc.	2.6
SS&C Technologies, Inc.	2.6
AssuredPartners Inc	2.4
United Rentals North America, Inc.	2.1
Graham Packaging Co Inc	2.0
Gray Television Inc	1.9
1011778 BC ULC / New Red Finance Inc	1.9
Total	25.6%

(1)	Percentages are based on the long positions only. Money market funds and short positions are excluded.
(2)	Amount is less than 0.1%.
(3)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
(NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-
term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Tactical High Yield ETF (HYLS) (Continued)

Performance of a $10,000 Initial Investment
October 31, 2013 - April 30, 2024
$16,000
$14,000
$12,000
$10,000
$8,000
$15,781
$14,364
$11,466
10/31/13
4/30/14
10/31/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust Tactical High Yield ETF
ICE BofA US High Yield Constrained Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Tactical High Yield ETF (HYLS)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
The First Trust Advisors L.P. (“First Trust”) Leveraged Finance Team is comprised of 18 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2024, the First Trust Leveraged Finance Team managed or supervised approximately $6.1 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, and five exchange-traded funds on behalf of retail and institutional clients.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund.
William Housey, CFA – Managing Director of Fixed Income and Senior Portfolio Manager
Jeffrey Scott, CFA – Senior Vice President and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Housey has served as a part of the portfolio management team of the Fund since 2013, while Mr. Scott has served as a part of the portfolio management team of the Fund since 2020.

First Trust Tactical High Yield ETF (HYLS)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Tactical High Yield ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Tactical High Yield ETF (HYLS)
Actual	$1,000.00	$1,086.30	1.15%	$5.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	1.15%	$5.77

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 81.9%
	Aerospace & Defense — 1.4%
$342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	$316,659
2,500,000	Howmet Aerospace, Inc.	5.95%	02/01/37	2,502,127
9,399,000	TransDigm, Inc. (a)	6.75%	08/15/28	9,450,685
3,354,000	TransDigm, Inc. (a)	6.38%	03/01/29	3,332,579
4,931,000	TransDigm, Inc. (a)	6.63%	03/01/32	4,928,781
				20,530,831
	Agricultural Products & Services — 0.7%
1,877,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	1,793,723
9,387,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	8,141,396
				9,935,119
	Alternative Carriers — 0.8%
2,000,000	Level 3 Financing, Inc. (a)	4.25%	07/01/28	780,600
2,000,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	690,103
9,791,000	Level 3 Financing, Inc. (a)	11.00%	11/15/29	10,003,944
				11,474,647
	Apparel Retail — 0.7%
8,080,000	Nordstrom, Inc.	4.00%	03/15/27	7,676,115
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,549,973
				10,226,088
	Application Software — 3.2%
6,328,000	Alteryx, Inc. (a)	8.75%	03/15/28	6,434,538
5,632,950	GoTo Group, Inc. (a)	5.50%	05/01/28	4,820,115
5,632,950	GoTo Group, Inc. (a)	5.50%	05/01/28	3,781,473
12,000,000	McAfee Corp. (a)	7.38%	02/15/30	11,126,586
3,487,000	Open Text Holdings, Inc. (a)	4.13%	12/01/31	2,991,251
6,680,000	RingCentral, Inc. (a)	8.50%	08/15/30	6,804,097
9,814,000	UKG, Inc. (a)	6.88%	02/01/31	9,838,885
				45,796,945
	Automobile Manufacturers — 0.6%
6,631,000	Ford Motor Co.	9.63%	04/22/30	7,620,925
250,000	General Motors Co.	6.60%	04/01/36	257,351
				7,878,276
	Automotive Parts & Equipment — 0.2%
2,826,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	2,875,301
	Automotive Retail — 0.1%
1,365,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	1,265,903
	Broadcasting — 8.2%
28,294,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	27,305,756
28,936,000	iHeartCommunications, Inc.	8.38%	05/01/27	15,553,583
40,562,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	38,176,001
1,389,000	Scripps Escrow II, Inc. (a)	3.88%	01/15/29	1,027,438
8,355,000	Scripps Escrow, Inc. (a)	5.88%	07/15/27	6,582,935
13,895,000	Sinclair Television Group, Inc. (a) (b)	5.13%	02/15/27	12,520,437
1,185,000	Sirius XM Radio, Inc. (a)	3.13%	09/01/26	1,103,982
857,000	Sirius XM Radio, Inc. (a)	5.50%	07/01/29	796,194
2,000,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	1,697,681
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Broadcasting (Continued)
$5,000,000	Sirius XM Radio, Inc. (a)	3.88%	09/01/31	$4,025,758
9,863,000	TEGNA, Inc.	4.63%	03/15/28	8,925,446
				117,715,211
	Building Products — 1.2%
2,377,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	2,190,131
500,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	438,645
100,000	Beacon Roofing Supply, Inc. (a)	4.13%	05/15/29	89,397
1,314,000	Beacon Roofing Supply, Inc. (a)	6.50%	08/01/30	1,312,809
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	87,183
4,914,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	4,828,950
2,029,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (a)	6.75%	04/01/32	2,016,322
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,341,992
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,346,239
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,209,077
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	820,053
1,000,000	TopBuild Corp. (a)	3.63%	03/15/29	898,669
				17,579,467
	Cable & Satellite — 2.8%
1,431,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	1,190,235
4,747,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	3,861,169
7,781,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	7,388,530
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	05/01/32	768,726
3,914,000	CSC Holdings LLC (a)	7.50%	04/01/28	2,120,998
1,481,000	CSC Holdings LLC (a)	11.25%	05/15/28	1,311,438
7,458,000	CSC Holdings LLC (a)	6.50%	02/01/29	5,569,185
9,797,000	CSC Holdings LLC (a)	5.75%	01/15/30	4,304,656
21,000,000	CSC Holdings LLC (a) (b)	4.50%	11/15/31	13,348,007
1,000,000	CSC Holdings LLC (a)	5.00%	11/15/31	426,671
				40,289,615
	Casinos & Gaming — 3.0%
500,000	Boyd Gaming Corp.	4.75%	12/01/27	474,634
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,372,546
1,426,000	Caesars Entertainment, Inc. (a)	8.13%	07/01/27	1,446,268
5,662,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	5,055,949
173,000	Caesars Entertainment, Inc. (a)	7.00%	02/15/30	174,323
179,000	Churchill Downs, Inc. (a)	5.75%	04/01/30	170,453
8,292,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	7,219,959
2,070,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	2,112,534
430,000	MGM Resorts International	6.75%	05/01/25	429,788
2,440,000	MGM Resorts International	5.75%	06/15/25	2,427,962
1,357,000	MGM Resorts International	6.50%	04/15/32	1,317,638
716,000	Scientific Games Holdings, L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	677,943
3,903,000	Station Casinos LLC (a)	4.50%	02/15/28	3,623,114
6,907,000	VICI Properties, L.P.	5.75%	04/01/34	6,651,353
140,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.75%	02/15/27	131,411
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming (Continued)
$100,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	$90,802
5,952,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.63%	12/01/29	5,525,753
				42,902,430
	Commercial Printing — 0.1%
629,000	LABL, Inc. (a)	10.50%	07/15/27	618,466
1,388,000	LABL, Inc. (a)	9.50%	11/01/28	1,390,252
				2,008,718
	Construction & Engineering — 1.0%
5,336,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	5,309,727
500,000	Atkore, Inc. (a)	4.25%	06/01/31	439,760
8,615,000	Pike Corp. (a)	5.50%	09/01/28	8,173,869
				13,923,356
	Construction Materials — 0.3%
176,000	GYP Holdings III Corp. (a)	4.63%	05/01/29	163,467
3,623,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	3,484,813
340,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	7.25%	01/15/31	349,540
				3,997,820
	Consumer Finance — 0.5%
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	2,778,384
4,892,000	FirstCash, Inc. (a)	6.88%	03/01/32	4,836,281
				7,614,665
	Data Processing & Outsourced Services — 0.0%
500,000	Block, Inc.	2.75%	06/01/26	470,212
250,000	Block, Inc.	3.50%	06/01/31	211,373
				681,585
	Diversified Banks — 1.3%
4,000,000	Bank of America Corp.	6.11%	01/29/37	4,070,748
1,000,000	Bank of America Corp. (c)	4.24%	04/24/38	861,885
3,000,000	Bank of America Corp.	5.88%	02/07/42	3,069,361
500,000	Bank of America Corp. (c)	4.08%	03/20/51	387,315
2,000,000	JPMorgan Chase & Co. (c)	5.72%	09/14/33	1,993,194
4,000,000	JPMorgan Chase & Co.	6.40%	05/15/38	4,321,986
1,000,000	JPMorgan Chase & Co.	5.60%	07/15/41	995,721
1,000,000	JPMorgan Chase & Co.	5.40%	01/06/42	974,222
1,000,000	JPMorgan Chase & Co.	5.63%	08/16/43	1,000,400
500,000	Wells Fargo & Co. (c)	5.01%	04/04/51	444,394
250,000	Wells Fargo Bank N.A.	6.60%	01/15/38	262,835
				18,382,061
	Diversified Financial Services — 0.1%
1,362,000	Boost Newco Borrower LLC (a)	7.50%	01/15/31	1,406,690
	Diversified Support Services — 0.2%
1,945,000	Ritchie Bros Holdings, Inc. (a)	6.75%	03/15/28	1,965,817
1,375,000	Ritchie Bros Holdings, Inc. (a)	7.75%	03/15/31	1,427,763
				3,393,580
	Electric Utilities — 0.7%
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	4,868,872
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	$3,037,833
1,359,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	1,394,839
				9,301,544
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	564,307
	Environmental & Facilities Services — 0.5%
7,429,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	7,274,952
	Fertilizers & Agricultural Chemicals — 0.1%
250,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	223,164
1,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	843,240
				1,066,404
	Financial Exchanges & Data — 0.8%
2,750,000	MSCI, Inc. (a)	4.00%	11/15/29	2,487,460
1,000,000	MSCI, Inc. (a)	3.88%	02/15/31	876,083
1,000,000	MSCI, Inc. (a)	3.63%	11/01/31	854,052
8,900,000	MSCI, Inc. (a)	3.25%	08/15/33	7,134,414
				11,352,009
	Food Distributors — 0.4%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,303,032
4,606,000	US Foods, Inc. (a)	7.25%	01/15/32	4,709,027
				6,012,059
	Health Care Equipment — 0.0%
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	277,526
	Health Care Facilities — 3.0%
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	963,431
1,290,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	1,212,858
273,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	250,399
1,000,000	HCA, Inc.	5.13%	06/15/39	902,235
4,000,000	HCA, Inc.	5.50%	06/15/47	3,599,021
7,000,000	HCA, Inc.	5.25%	06/15/49	6,061,262
26,514,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	26,547,535
3,197,000	Tenet Healthcare Corp.	6.13%	10/01/28	3,159,861
				42,696,602
	Health Care Services — 0.4%
5,000,000	Cigna Group (The)	6.13%	11/15/41	5,132,832
500,000	Cigna Group (The)	4.90%	12/15/48	429,714
100,000	Service Corp. International	3.38%	08/15/30	84,903
				5,647,449
	Health Care Supplies — 1.7%
200,000	180 Medical, Inc. (a)	3.88%	10/15/29	177,278
13,953,000	Medline Borrower, L.P. (a) (b)	3.88%	04/01/29	12,513,693
10,908,000	Medline Borrower, L.P. (a)	5.25%	10/01/29	10,164,444
904,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	6.25%	04/01/29	899,348
				23,754,763
	Health Care Technology — 3.6%
15,722,000	AthenaHealth Group, Inc. (a)	6.50%	02/15/30	14,168,305
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Technology (Continued)
$6,535,000	HealthEquity, Inc. (a)	4.50%	10/01/29	$5,960,405
31,085,000	Verscend Escrow Corp. (a)	9.75%	08/15/26	31,085,000
				51,213,710
	Hotels, Resorts & Cruise Lines — 0.2%
1,957,000	Vail Resorts, Inc. (a) (d)	6.50%	05/15/32	1,962,332
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	652,454
				2,614,786
	Household Products — 0.5%
5,613,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	5,550,086
1,350,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,193,841
				6,743,927
	Human Resource & Employment Services — 0.4%
4,165,000	TriNet Group, Inc. (a)	7.13%	08/15/31	4,189,507
2,493,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	2,195,671
				6,385,178
	Independent Power Producers & Energy Traders — 0.6%
9,570,000	Calpine Corp. (a)	5.13%	03/15/28	9,086,329
	Industrial Conglomerates — 0.3%
4,569,000	Hillenbrand, Inc.	6.25%	02/15/29	4,538,884
	Industrial Machinery & Supplies & Components — 0.5%
1,189,000	EMRLD Borrower, L.P. / Emerald Co-Issuer, Inc. (a)	6.63%	12/15/30	1,179,832
5,573,000	Gates Global LLC / Gates Corp. (a)	6.25%	01/15/26	5,580,714
				6,760,546
	Insurance Brokers — 12.6%
38,556,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	10/15/27	37,840,524
17,412,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	04/15/28	17,408,253
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,645,177
8,017,000	AmWINS Group, Inc. (a)	6.38%	02/15/29	7,924,944
17,006,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	15,474,970
2,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	1,961,471
1,431,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	1,390,855
7,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	6,625,908
3,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	3,233,452
3,287,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	3,125,912
27,301,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	24,918,576
4,224,000	AssuredPartners, Inc. (a)	7.50%	02/15/32	4,104,715
8,120,000	BroadStreet Partners, Inc. (a)	5.88%	04/15/29	7,407,602
1,325,000	Brown & Brown, Inc.	2.38%	03/15/31	1,068,968
5,736,000	GTCR AP Finance, Inc. (a)	8.00%	05/15/27	5,743,021
8,230,000	HUB International Ltd. (a)	5.63%	12/01/29	7,581,840
1,950,000	HUB International Ltd. (a)	7.25%	06/15/30	1,979,960
9,750,000	HUB International Ltd. (a)	7.38%	01/31/32	9,666,282
9,838,000	Panther Escrow Issuer LLC (a)	7.13%	06/01/31	9,895,318
9,355,000	Ryan Specialty LLC (a)	4.38%	02/01/30	8,591,292
2,000,000	USI, Inc. (a)	7.50%	01/15/32	1,991,859
				179,580,899
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Integrated Telecommunication Services — 0.9%
$500,000	Ciena Corp. (a)	4.00%	01/31/30	$439,040
18,209,000	Zayo Group Holdings, Inc. (a)	6.13%	03/01/28	12,153,455
				12,592,495
	Interactive Media & Services — 1.4%
20,909,000	Cars.com, Inc. (a) (b)	6.38%	11/01/28	20,006,162
	Internet Services & Infrastructure — 1.4%
5,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	5,315,359
16,280,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	3.50%	03/01/29	14,453,392
				19,768,751
	Investment Banking & Brokerage — 0.7%
6,000,000	Goldman Sachs Group (The), Inc.	6.75%	10/01/37	6,335,585
1,500,000	Goldman Sachs Group (The), Inc.	6.25%	02/01/41	1,567,313
1,455,000	LPL Holdings, Inc. (a)	4.63%	11/15/27	1,386,962
250,000	Morgan Stanley	6.38%	07/24/42	269,773
250,000	Morgan Stanley (c)	5.60%	03/24/51	247,520
				9,807,153
	IT Consulting & Other Services — 0.1%
1,387,000	Central Parent, Inc. / CDK Global, Inc. (a)	7.25%	06/15/29	1,403,131
250,000	Gartner, Inc. (a)	4.50%	07/01/28	235,322
250,000	Gartner, Inc. (a)	3.75%	10/01/30	217,812
				1,856,265
	Leisure Facilities — 0.2%
250,000	Cedar Fair, L.P.	5.25%	07/15/29	233,572
850,000	Cedar Fair, L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	828,667
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	661,728
644,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. (a) (d)	6.63%	05/01/32	641,895
				2,365,862
	Leisure Products — 0.3%
2,947,000	Acushnet Co. (a)	7.38%	10/15/28	3,028,323
1,299,000	Amer Sports Co. (a)	6.75%	02/16/31	1,280,341
				4,308,664
	Managed Health Care — 1.3%
5,269,000	Centene Corp.	4.25%	12/15/27	4,973,441
3,032,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	2,814,914
100,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	86,828
5,539,000	Molina Healthcare, Inc. (a)	3.88%	05/15/32	4,639,449
1,441,000	MPH Acquisition Holdings LLC (a)	5.50%	09/01/28	1,175,694
1,000,000	UnitedHealth Group, Inc.	6.50%	06/15/37	1,084,814
1,000,000	UnitedHealth Group, Inc.	6.63%	11/15/37	1,091,532
2,000,000	UnitedHealth Group, Inc.	6.88%	02/15/38	2,239,381
1,000,000	UnitedHealth Group, Inc.	5.70%	10/15/40	1,003,025
				19,109,078
	Metal, Glass & Plastic Containers — 2.6%
697,000	Ball Corp.	6.88%	03/15/28	708,667
10,648,000	Ball Corp.	2.88%	08/15/30	8,901,278
1,000,000	Ball Corp.	3.13%	09/15/31	831,706
3,864,000	Berry Global, Inc. (a)	4.50%	02/15/26	3,758,406
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Metal, Glass & Plastic Containers (Continued)
$981,000	Berry Global, Inc. (a)	5.63%	07/15/27	$957,761
3,097,000	Berry Global, Inc. (a)	5.65%	01/15/34	2,992,297
175,000	Crown Americas LLC	5.25%	04/01/30	166,960
6,050,000	Owens-Brockway Glass Container, Inc. (a)	6.38%	08/15/25	6,078,967
10,984,000	Owens-Brockway Glass Container, Inc. (a)	7.25%	05/15/31	11,014,536
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,056,265
				37,466,843
	Movies & Entertainment — 0.6%
5,494,000	Live Nation Entertainment, Inc. (a)	5.63%	03/15/26	5,402,179
523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	524,470
2,606,000	WMG Acquisition Corp. (a)	3.00%	02/15/31	2,165,610
				8,092,259
	Packaged Foods & Meats — 2.0%
2,623,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	2,674,841
2,000,000	Kraft Heinz Foods Co.	6.88%	01/26/39	2,180,507
2,000,000	Kraft Heinz Foods Co. (a)	7.13%	08/01/39	2,210,320
500,000	Kraft Heinz Foods Co.	5.20%	07/15/45	451,137
500,000	Kraft Heinz Foods Co.	4.38%	06/01/46	400,912
4,434,000	Post Holdings, Inc. (a)	5.63%	01/15/28	4,307,186
15,834,000	Post Holdings, Inc. (a)	6.25%	02/15/32	15,642,370
				27,867,273
	Paper & Plastic Packaging Products & Materials — 3.8%
32,166,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	29,088,950
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	1,814,514
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	889,154
2,353,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	2,049,965
14,255,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (a) (b)	4.00%	10/15/27	13,239,837
420,000	Pactiv LLC	7.95%	12/15/25	429,757
376,000	Sealed Air Corp. (a)	5.50%	09/15/25	374,175
1,434,000	Sealed Air Corp. (a)	5.00%	04/15/29	1,354,582
2,351,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	6.13%	02/01/28	2,324,766
338,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	7.25%	02/15/31	344,516
1,618,000	Verde Purchaser LLC (a)	10.50%	11/30/30	1,706,383
				53,616,599
	Personal Care Products — 0.1%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	240,251
750,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	638,748
				878,999
	Pharmaceuticals — 1.0%
950,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	884,574
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	899,324
4,291,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	3,747,087
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	783,205
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,235,015
5,979,000	IQVIA, Inc. (a)	6.50%	05/15/30	6,013,600
				13,562,805
	Rail Transportation — 0.1%
1,949,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	1,939,528
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Services — 0.4%
$4,781,000	CoStar Group, Inc. (a)	2.80%	07/15/30	$3,971,372
1,000,000	PulteGroup, Inc.	6.38%	05/15/33	1,034,707
290,000	Tri Pointe Homes, Inc.	5.25%	06/01/27	279,391
500,000	Tri Pointe Homes, Inc.	5.70%	06/15/28	484,398
				5,769,868
	Research & Consulting Services — 0.7%
2,027,000	Clarivate Science Holdings Corp. (a)	3.88%	07/01/28	1,847,610
6,770,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	6,172,495
696,000	CoreLogic, Inc. (a)	4.50%	05/01/28	602,817
1,875,000	Dun & Bradstreet (The) Corp. (a)	5.00%	12/15/29	1,709,274
				10,332,196
	Restaurants — 1.3%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	658,312
9,310,000	IRB Holding Corp. (a)	7.00%	06/15/25	9,298,109
3,000,000	McDonald’s Corp.	6.30%	10/15/37	3,162,222
2,000,000	McDonald’s Corp.	6.30%	03/01/38	2,107,476
1,000,000	McDonald’s Corp.	5.70%	02/01/39	996,596
1,688,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	1,812,505
				18,035,220
	Security & Alarm Services — 0.2%
1,200,000	Brink’s (The) Co. (a)	5.50%	07/15/25	1,191,097
2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	1,939,004
				3,130,101
	Semiconductors — 0.0%
250,000	Broadcom, Inc. (a)	3.14%	11/15/35	194,101
250,000	Broadcom, Inc. (a)	4.93%	05/15/37	228,411
				422,512
	Specialized Consumer Services — 0.1%
1,055,000	Aramark Services, Inc. (a)	5.00%	02/01/28	1,002,660
	Specialized Finance — 0.4%
6,746,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	5,158,235
	Specialty Chemicals — 0.5%
6,815,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	6,341,710
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	437,402
250,000	HB Fuller Co.	4.25%	10/15/28	230,827
				7,009,939
	Systems Software — 5.5%
8,407,000	Boxer Parent Co., Inc. (a)	9.13%	03/01/26	8,465,067
4,608,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	4,052,818
7,746,000	Gen Digital, Inc. (a)	7.13%	09/30/30	7,831,724
7,500,000	Oracle Corp.	6.25%	11/09/32	7,782,357
8,204,000	Oracle Corp.	6.50%	04/15/38	8,551,026
2,000,000	Oracle Corp.	6.13%	07/08/39	2,011,212
1,000,000	Oracle Corp.	3.60%	04/01/50	676,838
1,500,000	Oracle Corp.	6.90%	11/09/52	1,629,582
39,012,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	37,952,164
				78,952,788
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology Distributors — 0.0%
$750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	$668,347
	Trading Companies & Distributors — 2.7%
3,906,000	Herc Holdings, Inc. (a)	5.50%	07/15/27	3,797,425
2,715,000	SRS Distribution, Inc. (a)	6.13%	07/01/29	2,757,821
1,112,000	SRS Distribution, Inc. (a)	6.00%	12/01/29	1,128,249
127,000	United Rentals North America, Inc.	5.50%	05/15/27	125,269
31,195,000	United Rentals North America, Inc. (a) (b)	6.00%	12/15/29	30,906,540
				38,715,304
	Wireless Telecommunication Services — 0.9%
500,000	SBA Communications Corp.	3.88%	02/15/27	470,378
1,000,000	T-Mobile USA, Inc.	2.70%	03/15/32	817,385
3,000,000	T-Mobile USA, Inc.	5.20%	01/15/33	2,913,717
5,000,000	T-Mobile USA, Inc.	5.05%	07/15/33	4,792,678
2,000,000	T-Mobile USA, Inc.	4.38%	04/15/40	1,704,776
1,000,000	T-Mobile USA, Inc.	3.40%	10/15/52	661,213
1,000,000	T-Mobile USA, Inc.	5.65%	01/15/53	959,640
				12,319,787
	Total Corporate Bonds and Notes			1,169,505,875
	(Cost $1,226,577,609)
FOREIGN CORPORATE BONDS AND NOTES — 12.5%
	Application Software — 3.3%
4,318,000	ION Trading Technologies S.A.R.L. (a)	5.75%	05/15/28	3,948,266
22,558,000	Open Text Corp. (a) (b)	6.90%	12/01/27	23,051,817
11,860,000	Open Text Corp. (a)	3.88%	02/15/28	10,836,546
10,577,000	Open Text Corp. (a)	3.88%	12/01/29	9,266,985
				47,103,614
	Automotive Parts & Equipment — 1.3%
19,208,000	Clarios Global, L.P. / Clarios US Finance Co. (a) (b)	8.50%	05/15/27	19,269,326
	Building Products — 0.3%
1,304,000	Cemex S.A.B. de C.V. (a)	5.45%	11/19/29	1,259,805
2,000,000	Cemex S.A.B. de C.V. (a)	5.20%	09/17/30	1,894,897
1,000,000	Masonite International Corp. (a)	5.38%	02/01/28	1,008,855
				4,163,557
	Cable & Satellite — 0.0%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	204,930
	Casinos & Gaming — 0.0%
294,000	Flutter Treasury Designated Activity Co. (a)	6.38%	04/29/29	294,998
	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	448,121
	Environmental & Facilities Services — 1.5%
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	487,439
9,173,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	8,323,851
3,814,000	GFL Environmental, Inc. (a)	4.75%	06/15/29	3,522,705
1,000,000	GFL Environmental, Inc. (a)	4.38%	08/15/29	903,572
8,298,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	8,375,452
				21,613,019
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Integrated Telecommunication Services — 0.7%
$11,918,000	Altice France Holding S.A. (a)	10.50%	05/15/27	$4,242,103
2,989,000	Altice France S.A. (a)	5.50%	01/15/28	2,022,327
2,973,000	Altice France S.A. (a)	5.13%	07/15/29	1,940,820
2,996,000	Altice France S.A. (a)	5.50%	10/15/29	1,964,687
				10,169,937
	IT Consulting & Other Services — 0.4%
7,164,000	Elastic N.V. (a)	4.13%	07/15/29	6,386,603
	Metal, Glass & Plastic Containers — 0.8%
11,561,000	Trivium Packaging Finance B.V. (a)	5.50%	08/15/26	11,373,090
	Research & Consulting Services — 0.1%
774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	737,804
	Restaurants — 1.9%
31,510,000	1011778 BC ULC / New Red Finance, Inc. (a) (b)	4.00%	10/15/30	27,194,513
	Security & Alarm Services — 0.3%
500,000	Garda World Security Corp. (a)	9.50%	11/01/27	498,139
3,128,000	Garda World Security Corp. (a)	7.75%	02/15/28	3,165,501
				3,663,640
	Specialty Chemicals — 0.1%
1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	960,375
	Trading Companies & Distributors — 1.0%
6,779,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (a)	7.88%	05/01/27	6,035,564
9,742,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (a)	6.38%	02/01/30	7,552,324
				13,587,888
	Transaction & Payment Processing Services — 0.8%
12,492,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a) (b)	4.00%	06/15/29	10,994,481
	Total Foreign Corporate Bonds and Notes			178,165,896
	(Cost $186,637,911)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 8.3%
	Application Software — 4.2%
21,014,606	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.41%	10/01/27	20,101,836
9,877,097	Genesys Cloud Services Holding II LLC (fka Greeneden), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.82%	12/01/27	9,934,384
17,762,992	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.57%	02/23/29	17,623,109
7,570,980	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.17%	04/30/28	7,239,750
6,271,881	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.17%	04/30/28	4,809,749
				59,708,828
	Asset Management & Custody Banks — 0.5%
7,000,000	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.18%	07/20/26	7,039,375
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electronic Equipment & Instruments — 0.4%
$6,874,277	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.59%	08/20/25	$6,231,051
	Health Care Facilities — 0.3%
952,644	Gentiva Health Services, Inc. (Kindred at Home/Charlotte Buyer), Initial Term B Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	10.57%	02/11/28	958,298
3,674,043	IVC Evidensia (IVC Acquisition Midco Ltd.), Facility B9, 3 Mo. CME Term SOFR + 5.50%, 0.50% Floor	10.81%	12/06/28	3,689,657
				4,647,955
	Health Care Technology — 1.7%
4,829,185	Datavant Group (fka Ciox) (CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	9.68%	12/16/25	4,827,664
15,033,333	Verscend Technologies, Inc. (Cotiviti), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	02/28/31	14,929,979
4,841,059	Waystar Technologies, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.32%	10/22/29	4,874,342
208,818	WS Audiology (Auris Lux III SARL), USD Term Loan B, 6 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.99%	02/14/29	210,036
				24,842,021
	Insurance Brokers — 0.3%
4,736,948	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan (Second Lien), 2 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.09%	05/31/32	4,785,075
	Integrated Telecommunication Services — 0.2%
3,209,208	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.57%	08/14/26	2,725,596
243,401	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.33%, 0.50% Floor	9.64%	03/09/27	215,627
				2,941,223
	Life Sciences Tools & Services — 0.3%
3,432,268	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 1.00% Floor	9.43%	01/08/27	3,446,460
	Metal, Glass & Plastic Containers — 0.1%
846,981	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.32%	09/15/28	853,685
563,186	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.33%	09/15/28	567,644
				1,421,329
	Specialized Finance — 0.3%
4,497,344	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	09/25/26	3,635,967
	Systems Software — 0.0%
509,738	Idera, Inc., Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	12.23%	03/02/29	495,720
	Total Senior Floating-Rate Loan Interests			119,195,004
	(Cost $120,256,663)

See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
259,956	Akorn, Inc. (g) (h)	$19,497
	(Cost $2,979,179)
MONEY MARKET FUNDS — 0.1%
1,895,352	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (i)	1,895,352
	(Cost $1,895,352)

	Total Investments — 102.8%	1,468,781,624
	(Cost $1,538,346,714)
	Borrowings — (4.1)%	(58,000,000)
	Net Other Assets and Liabilities — 1.3%	17,398,102
	Net Assets — 100.0%	$1,428,179,726

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $1,147,724,883 or
80.4% of net assets.

(b)	This security or a portion of this security is segregated as collateral for borrowings. At April 30, 2024, the segregated value of these securities amounts to $181,365,100.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2024. Interest will begin accruing on the security’s first settlement date.
(e)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g)	Non-income producing security.
(h)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note 2F - Restricted Securities in the Notes to Financial Statements).

(i)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,169,505,875	$—	$1,169,505,875	$—
Foreign Corporate Bonds and Notes*	178,165,896	—	178,165,896	—
Senior Floating-Rate Loan Interests*	119,195,004	—	119,195,004	—
Common Stocks*	19,497	—	19,497	—
Money Market Funds	1,895,352	1,895,352	—	—
Total Investments	$1,468,781,624	$1,895,352	$1,466,886,272	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$1,468,781,624
Receivables:
Investment securities sold	26,577,617
Interest	22,470,786
Dividends	42,627
Total Assets	1,517,872,654

LIABILITIES:
Borrowings	58,000,000
Payables:
Investment securities purchased	30,487,692
Investment advisory fees	1,130,200
Margin interest expense	75,036
Total Liabilities	89,692,928
NET ASSETS	$1,428,179,726

NET ASSETS consist of:
Paid-in capital	$1,783,847,702
Par value	353,500
Accumulated distributable earnings (loss)	(356,021,476)
NET ASSETS	$1,428,179,726
NET ASSET VALUE, per share	$40.40
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	35,350,002
Investments, at cost	$1,538,346,714
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$53,208,892
Dividends	296,115
Total investment income	53,505,007

EXPENSES:
Investment advisory fees	6,877,615
Margin interest expense	1,448,302
Total expenses	8,325,917
NET INVESTMENT INCOME (LOSS)	45,179,090

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(41,873,978)
Net change in unrealized appreciation (depreciation) on investments	114,966,262
NET REALIZED AND UNREALIZED GAIN (LOSS)	73,092,284
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,271,374
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$45,179,090	$92,200,764
Net realized gain (loss)	(41,873,978)	(72,780,841)
Net change in unrealized appreciation (depreciation)	114,966,262	36,000,428
Net increase (decrease) in net assets resulting from operations	118,271,374	55,420,351

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(46,859,253)	(95,472,212)
Return of capital	—	(497,443)
Total distributions to shareholders	(46,859,253)	(95,969,655)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	24,790,296	96,642,598
Cost of shares redeemed	(42,537,395)	(278,237,525)
Net increase (decrease) in net assets resulting from shareholder transactions	(17,747,099)	(181,594,927)
Total increase (decrease) in net assets	53,665,022	(222,144,231)

NET ASSETS:
Beginning of period	1,374,514,704	1,596,658,935
End of period	$1,428,179,726	$1,374,514,704

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	35,800,002	40,450,002
Shares sold	600,000	2,400,000
Shares redeemed	(1,050,000)	(7,050,000)
Shares outstanding, end of period	35,350,002	35,800,002
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statement of Cash Flows
For the Six Months Ended April 30, 2024

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$118,271,374
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(460,380,615)
Sales, maturities and paydowns of investments	571,487,123
Net amortization/accretion of premiums/discounts on investments	(3,136,369)
Net realized gain/loss on investments	41,873,978
Net change in unrealized appreciation/depreciation on investments and unfunded loan commitments	(114,966,262)

Changes in assets and liabilities
Decrease in interest receivable	2,689,879
Increase in dividends receivable	(26,084)
Decrease in margin interest expense payable	(197,619)
Decrease in investment advisory fees payable	(9,053)
Cash provided by operating activities		$155,606,352

Cash flows from financing activities:
Proceeds from shares sold	24,790,296
Cost of shares redeemed	(42,537,395)
Distributions to shareholders from investment operations	(46,859,253)
Net proceeds from borrowings	(91,000,000)
Cash used in financing activities		(155,606,352)
Increase in cash and restricted cash		—
Cash and restricted cash at beginning of period		—
Cash and restricted cash at end of period		$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest		$1,645,921

Cash and restricted cash reconciliation:
Cash	$—
Restricted Cash	—
Cash and restricted cash at end of period:		$—
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$38.39	$39.47	$47.75	$47.00	$48.06	$47.02
Income from investment operations:
Net investment income (loss)	1.27 (a)	2.36 (a)	2.63	2.47	2.33	2.49
Net realized and unrealized gain (loss)	2.06	(0.97)	(8.00)	0.91	(1.00)	1.13
Total from investment operations	3.33	1.39	(5.37)	3.38	1.33	3.62
Distributions paid to shareholders from:
Net investment income	(1.32)	(2.46)	(2.78)	(2.63)	(2.39)	(2.56)
Return of capital	—	(0.01)	(0.13)	—	—	(0.02)
Total distributions	(1.32)	(2.47)	(2.91)	(2.63)	(2.39)	(2.58)
Net asset value, end of period	$40.40	$38.39	$39.47	$47.75	$47.00	$48.06
Total return (b)	8.63%	3.51%	(11.56)%	7.25%	2.92%	7.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,428,180	$1,374,515	$1,596,659	$2,306,440	$1,974,126	$1,432,088
Ratio of total expenses to average net assets	1.15% (c)	1.01%	1.27%	1.05%	1.01%	1.23%
Ratio of net expenses to average net assets excluding interest expense	0.95% (c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	6.24% (c)	5.96%	6.08%	5.11%	5.02%	5.22%
Portfolio turnover rate (d)	20%	29%	39%	50%	68%	50%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “HYLS” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund’s advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than “BBB-” by S&P Global Ratings, or lower than “Baa3” by Moody’s Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as “junk” debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
 7)
reference data including market research publications.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2024, the Fund held $2,604,227 of when-issued or delayed-delivery securities. At April 30, 2024, the Fund had no forward purchase commitments.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. There were no short sales outstanding as of April 30, 2024.
The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker’s margin interest rate. At April 30, 2024, the Fund had $58,000,000 in borrowings, which approximates fair value, as shown in “Borrowings” on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy. The Fund is charged interest on debit margin balance at a rate equal to the Overnight Bank Funding Rate plus 75 basis points. Free Credit Interest Balances are charged at a rate equal to Overnight Bank Funding Rate less 40 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. At April 30, 2024, the Fund had a debit margin balance of $58,000,000 with an interest rate of 6.07%. For the six months ended April 30, 2024, the Fund had margin interest expense of $1,448,302, as shown on the Statement of Operations. For the six months ended April 30, 2024, the average margin balance and interest rates were $65,578,575 and 6.07%, respectively.
D. Swap Agreements
The Fund may enter into credit default swap contracts (“CDS”) for investment purposes or to manage credit risk. A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. Swap agreements may be privately negotiated in the over-the-counter market as a bilateral contract or centrally cleared.
A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value,” of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by the Counterparty, the Fund will seek withdrawal of this collateral and may incur certain costs exercising its right with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Cash deposited is segregated and included in “Cash segregated as collateral for open swap contracts” on the Statement of Assets and Liabilities. The daily change in valuation of centrally cleared swaps is included in “variation margin on swaps payable” in the Statement of Assets and Liabilities. Payments received from (paid to) the Counterparty, including at termination, are recorded as “net realized gain (loss) on swap contracts” on the Statement of Operations.
CDS contracts are marked to market daily based upon quotations from brokers, market makers or an independent pricing service and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a CDS contract sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the reference debt obligation purchased/received. At April 30, 2024, the Fund had no swap contracts.
E. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Interest” on the Statement of Operations. As of April 30, 2024, the Fund had no unfunded loan commitments.
F. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2024, the Fund held a restricted security as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	259,956	$0.08	$2,979,179	$19,497	0.00%*

*	Amount is less than 0.01%.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$95,472,212
Capital gains	—
Return of capital	497,443
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(234,028,088)
Net unrealized appreciation (depreciation)	(193,405,509)
H. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $234,028,088 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,538,346,714	$8,846,214	$(78,411,304)	$(69,565,090)
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund’s short positions in securities.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $296,226,696 and $402,348,717, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $0 and $0, respectively.
For the six months ended April 30, 2024, the Fund had no in-kind transactions.
5. Borrowings
Effective February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Series Fund and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Series Fund, had a $200 million Credit Agreement with BNYM. BNYM charged a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2024.

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund IV

First Trust Enhanced Short Maturity ETF (FTSM)
Semi-Annual Report For the Six Months Ended April 30, 2024

First Trust Enhanced Short Maturity ETF (FTSM)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust Enhanced Short Maturity ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Enhanced Short Maturity ETF (FTSM)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Enhanced Short Maturity ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Enhanced Short Maturity ETF (FTSM)
The First Trust Enhanced Short Maturity ETF’s (the “Fund”) investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. Shares of the Fund are listed on Nasdaq, Inc. under the ticker symbol “FTSM.”
The Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund’s holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. Under normal market conditions, the Fund’s portfolio is expected to have an average duration of less than one year and an average maturity of less than three years.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (8/5/14) to 4/30/24	5 Years Ended 4/30/24	Inception (8/5/14) to 4/30/24
Fund Performance
NAV	2.71%	5.06%	2.07%	1.69%	10.80%	17.72%
Market Price	2.71%	5.09%	2.08%	1.69%	10.82%	17.74%
Index Performance
ICE BofA 0-1 Year U.S. Treasury Index	2.60%	5.10%	2.01%	1.48%	10.44%	15.40%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.10%	-0.77%	11.27%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are

Fund Performance Overview (Unaudited) (Continued)
First Trust Enhanced Short Maturity ETF (FTSM) (Continued)
redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Asset Classification	% of Total Investments & Cash
Corporate Bonds and Notes	46.7%
Commercial Paper	25.5
Asset-Backed Securities	12.2
Foreign Corporate Bonds and Notes	8.7
U.S. Government Bonds and Notes	3.3
U.S. Government Agency Mortgage-Backed Securities	3.0
Mortgage-Backed Securities	0.6
Cash	0.0(1)
Total	100.0%

Credit Quality(2)	% of Total Investments & Cash
Government & Agency	6.2%
AAA	8.6
AA+	0.5
AA-	0.9
A+	4.4
A	5.2
A-	9.7
BBB+	13.5
BBB	15.8
BBB-	4.7
Not Rated	30.5
Cash	0.0(1)
Total	100.0%

Top Ten Holdings	% of Total Investments
U.S. Treasury Note, 3.88%, 04/30/25	1.2%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 04/15/25	1.1
U.S. Treasury Note, 4.63%, 02/28/25	1.0
Plains All American Pipeline, L.P., 5.69%- 5.75%, 05/01/24	0.8
AutoNation, Inc., 5.90%, 05/01/24	0.8
Global Payments, Inc., 5.96%, 05/01/24	0.8
T-Mobile US Trust, Series 2022-1A, Class A, 4.91%, 05/22/28	0.7
Targa Resources Corp., 5.90%, 05/01/24	0.7
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series 2014-K041, Class A2, 3.17%, 10/25/24	0.7
FMC Corp., 5.95%, 05/01/24	0.6
Total	8.4%

(1)	Amount is less than 0.1%.
(2)
The ratings shown are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
(NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-
term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Enhanced Short Maturity ETF (FTSM) (Continued)

Performance of a $10,000 Initial Investment
August 5, 2014 - April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
8/5/14
10/31/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
$11,772
$11,540
$11,127
First Trust Enhanced Short Maturity ETF
ICE BofA 0-1 Year U.S. Treasury Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in securitized product investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Enhanced Short Maturity ETF (FTSM)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to First Trust Enhanced Short Maturity ETF (the “Fund” or “FTSM”). First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
Todd Larson, CFA – Senior Vice President and Portfolio Manager
Jeremiah Charles – Senior Vice President and Portfolio Manager
James Snyder – Senior Vice President and Portfolio Manager
Eric R. Maisel, CFA – Senior Vice President and Portfolio Manager
Scott Skowronski, CFA – Senior Vice President and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2014, except for Eric R. Maisel who has served as part of the portfolio management team of the Fund since 2015, and Scott Skowronski, who has served as part of the portfolio management team of the Fund since 2022.

First Trust Enhanced Short Maturity ETF (FTSM)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Enhanced Short Maturity ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Enhanced Short Maturity ETF (FTSM)
Actual	$1,000.00	$1,027.10	0.44%	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.44%	$2.21

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 47.1%
	Aerospace/Defense — 0.4%
$4,000,000	Howmet Aerospace, Inc.	6.88%	05/01/25	$4,034,480
25,000,000	Northrop Grumman Corp.	2.93%	01/15/25	24,523,744
				28,558,224
	Auto Manufacturers — 0.3%
7,000,000	Hyundai Capital America (a)	1.00%	09/17/24	6,870,344
10,000,000	Toyota Motor Credit Corp., Series B, SOFR + 0.29% (b)	5.64%	09/13/24	10,000,350
5,000,000	Volkswagen Group of America Finance LLC (a)	5.80%	09/12/25	4,999,368
				21,870,062
	Banks — 8.3%
6,004,000	Bank of America Corp. (c)	3.37%	01/23/26	5,894,521
4,300,000	Bank of America Corp. (c)	4.83%	07/22/26	4,246,102
15,000,000	Bank of America Corp. (c)	5.08%	01/20/27	14,846,886
8,964,000	Bank of America Corp. (c)	3.09%	10/01/25	8,858,591
25,000,000	Bank of America N.A.	5.65%	08/18/25	25,045,606
9,612,000	Bank of New York Mellon (The) Corp. (c)	5.22%	11/21/25	9,585,769
13,500,000	Bank of New York Mellon (The) Corp. (c)	5.15%	05/22/26	13,425,189
12,215,000	Bank of New York Mellon (The) Corp. (c)	4.41%	07/24/26	12,036,744
8,833,000	Bank of New York Mellon (The) Corp. (c)	4.95%	04/26/27	8,745,681
14,727,000	Citigroup, Inc.	3.75%	06/16/24	14,688,972
20,000,000	Fifth Third Bancorp	2.38%	01/28/25	19,504,729
9,210,000	Fifth Third Bank N.A. (c)	5.85%	10/27/25	9,196,229
20,000,000	Goldman Sachs Bank USA (c)	5.28%	03/18/27	19,875,683
12,500,000	Goldman Sachs Group (The), Inc., SOFR + 0.50% (b)	5.85%	09/10/24	12,505,518
4,000,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (b)	5.84%	10/21/24	4,001,906
15,000,000	Goldman Sachs Group (The), Inc.	5.70%	11/01/24	15,004,873
3,165,000	Huntington National Bank (c)	5.70%	11/18/25	3,146,679
4,900,000	JPMorgan Chase & Co.	3.88%	09/10/24	4,868,747
10,000,000	JPMorgan Chase & Co., SOFR + 0.54% (b)	5.89%	06/01/25	10,004,146
15,500,000	JPMorgan Chase & Co., SOFR + 0.58% (b)	5.93%	06/23/25	15,512,617
30,000,000	JPMorgan Chase & Co. (c)	5.55%	12/15/25	29,926,945
5,000,000	JPMorgan Chase & Co. (c)	4.08%	04/26/26	4,914,898
10,000,000	JPMorgan Chase & Co. (c)	5.04%	01/23/28	9,860,822
15,000,000	JPMorgan Chase & Co. (c)	5.57%	04/22/28	14,991,318
12,515,000	Morgan Stanley	3.70%	10/23/24	12,411,343
15,000,000	Morgan Stanley, SOFR + 0.51% (b)	5.86%	01/22/25	15,013,981
10,000,000	Morgan Stanley (c)	5.65%	04/13/28	10,011,703
21,500,000	Morgan Stanley Bank N.A.	5.48%	07/16/25	21,496,488
15,000,000	Morgan Stanley Bank N.A. (c)	4.95%	01/14/28	14,778,865
15,325,000	PNC Financial Services Group (The), Inc. (c)	5.81%	06/12/26	15,331,577
8,000,000	PNC Financial Services Group (The), Inc. (c)	5.30%	01/21/28	7,931,892
19,762,000	PNC Financial Services Group (The), Inc. (c)	5.67%	10/28/25	19,746,101
566,000	State Street Corp. (c)	4.86%	01/26/26	561,846
18,000,000	State Street Corp. (c)	5.10%	05/18/26	17,889,480
12,000,000	Truist Financial Corp., SOFR + 0.40% (b)	5.75%	06/09/25	11,978,025
10,000,000	US Bancorp (c)	2.22%	01/27/28	9,139,123
15,552,000	US Bank N.A.	2.80%	01/27/25	15,226,396
10,160,000	Wells Fargo & Co.	3.30%	09/09/24	10,076,157
15,000,000	Wells Fargo & Co. (c)	2.41%	10/30/25	14,744,170
15,000,000	Wells Fargo & Co. (c)	5.71%	04/22/28	15,013,084
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$18,250,000	Wells Fargo Bank N.A.	5.55%	08/01/25	$18,264,744
15,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	14,837,616
				535,141,762
	Beverages — 2.0%
40,000,000	Constellation Brands, Inc.	3.60%	05/09/24	39,979,119
27,106,000	Constellation Brands, Inc.	4.75%	11/15/24	26,961,470
15,000,000	Constellation Brands, Inc.	5.00%	02/02/26	14,838,723
19,529,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	18,281,982
10,000,000	Molson Coors Beverage Co.	3.00%	07/15/26	9,490,464
20,000,000	PepsiCo, Inc., SOFR Compounded Index + 0.40% (b)	5.75%	11/12/24	20,026,774
				129,578,532
	Biotechnology — 0.8%
15,000,000	Amgen, Inc.	3.63%	05/22/24	14,982,078
30,000,000	Amgen, Inc.	5.25%	03/02/25	29,888,147
7,000,000	Amgen, Inc.	5.51%	03/02/26	6,982,387
				51,852,612
	Building Materials — 1.3%
5,000,000	Carrier Global Corp.	5.80%	11/30/25	5,010,972
27,239,000	CRH America, Inc. (a)	3.88%	05/18/25	26,677,393
30,715,000	Martin Marietta Materials, Inc.	4.25%	07/02/24	30,637,006
21,204,000	Vulcan Materials Co.	4.50%	04/01/25	20,976,258
				83,301,629
	Chemicals — 0.4%
25,671,000	PPG Industries, Inc.	2.40%	08/15/24	25,408,854
3,140,000	Westlake Corp.	0.88%	08/15/24	3,095,915
				28,504,769
	Commercial Services — 0.8%
25,000,000	Global Payments, Inc.	1.50%	11/15/24	24,438,644
30,000,000	Verisk Analytics, Inc.	4.00%	06/15/25	29,396,743
				53,835,387
	Computers — 0.5%
26,294,000	Apple, Inc.	2.85%	05/11/24	26,267,994
8,388,000	Dell International LLC / EMC Corp.	4.00%	07/15/24	8,355,763
				34,623,757
	Diversified Financial Services — 2.0%
11,165,000	American Express Co.	3.38%	05/03/24	11,164,233
15,000,000	American Express Co.	2.50%	07/30/24	14,882,344
23,735,000	American Express Co. (c)	4.99%	05/01/26	23,549,415
6,956,000	American Express Co. (c)	6.34%	10/30/26	7,013,711
11,000,000	American Express Co. (c)	5.65%	04/23/27	11,006,870
7,222,000	American Express Co. (c)	5.10%	02/16/28	7,142,491
25,000,000	Intercontinental Exchange, Inc.	3.65%	05/23/25	24,524,725
27,500,000	Nasdaq, Inc.	5.65%	06/28/25	27,472,473
				126,756,262
	Electric — 3.2%
3,534,000	CenterPoint Energy, Inc., SOFR Compounded Index + 0.65% (b)	6.00%	05/13/24	3,534,419
36,035,000	CenterPoint Energy, Inc.	2.50%	09/01/24	35,610,974
25,000,000	DTE Energy Co., steps up to 4.22% on 11/01/2024 (d)	4.22%	11/01/24	24,782,697
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$12,357,000	FirstEnergy Transmission LLC (a)	4.35%	01/15/25	$12,184,559
2,000,000	Florida Power & Light Co.	3.25%	06/01/24	1,995,799
435,000	Georgia Power Co.	5.00%	02/23/27	431,083
30,000,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/24	29,834,317
10,000,000	Northern States Power Co.	7.13%	07/01/25	10,221,261
15,000,000	Oncor Electric Delivery Co. LLC	2.75%	06/01/24	14,953,284
12,468,000	Southwestern Public Service Co.	3.30%	06/15/24	12,424,932
20,306,000	Trans-Allegheny Interstate Line Co. (a)	3.85%	06/01/25	19,866,690
8,775,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	8,553,766
22,500,000	Virginia Power Fuel Securitization LLC, Series A-1	5.09%	05/01/27	22,332,032
11,892,000	WEC Energy Group, Inc.	5.00%	09/27/25	11,781,269
				208,507,082
	Environmental Control — 1.1%
38,630,000	Republic Services, Inc.	2.50%	08/15/24	38,265,017
14,547,000	Republic Services, Inc.	3.20%	03/15/25	14,240,520
6,437,000	Waste Management, Inc.	3.50%	05/15/24	6,431,485
12,296,000	Waste Management, Inc.	3.13%	03/01/25	12,061,899
				70,998,921
	Food — 2.1%
26,458,000	Campbell Soup Co.	3.95%	03/15/25	26,044,577
25,000,000	Campbell Soup Co.	5.20%	03/19/27	24,846,483
30,881,000	Conagra Brands, Inc.	4.30%	05/01/24	30,881,000
10,000,000	Conagra Brands, Inc.	4.60%	11/01/25	9,823,731
10,000,000	Conagra Brands, Inc.	5.30%	10/01/26	9,932,620
25,219,000	McCormick & Co., Inc.	3.15%	08/15/24	25,022,403
10,000,000	Sysco Corp.	3.75%	10/01/25	9,731,102
				136,281,916
	Healthcare-Products — 2.9%
2,788,000	Alcon Finance Corp. (a)	2.75%	09/23/26	2,612,954
9,177,000	Baxter International, Inc.	1.32%	11/29/24	8,943,175
10,000,000	Baxter International, Inc., SOFR Compounded Index + 0.44% (b)	5.79%	11/29/24	9,997,963
22,959,000	GE HealthCare Technologies, Inc.	5.55%	11/15/24	22,925,556
5,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	4,993,395
25,000,000	Solventum Corp. (a)	5.45%	02/25/27	24,792,520
40,000,000	Stryker Corp.	3.38%	05/15/24	39,966,092
5,143,000	Stryker Corp.	3.38%	11/01/25	4,980,189
21,920,000	Thermo Fisher Scientific, Inc.	1.22%	10/18/24	21,490,841
25,000,000	Zimmer Biomet Holdings, Inc.	1.45%	11/22/24	24,412,336
20,374,000	Zimmer Biomet Holdings, Inc.	3.55%	04/01/25	19,965,935
				185,080,956
	Healthcare-Services — 3.3%
15,245,000	Aetna, Inc.	3.50%	11/15/24	15,061,306
32,000,000	Elevance Health, Inc.	3.50%	08/15/24	31,792,864
25,000,000	Elevance Health, Inc.	3.35%	12/01/24	24,672,486
11,669,000	Elevance Health, Inc.	2.38%	01/15/25	11,401,109
2,455,000	Elevance Health, Inc.	5.35%	10/15/25	2,447,243
16,667,000	Elevance Health, Inc.	4.90%	02/08/26	16,467,878
25,000,000	HCA, Inc.	5.38%	02/01/25	24,892,331
9,000,000	HCA, Inc.	5.88%	02/15/26	9,006,460
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$17,042,000	Humana, Inc.	3.85%	10/01/24	$16,902,452
22,600,000	Humana, Inc.	4.50%	04/01/25	22,341,231
14,800,000	Humana, Inc.	5.70%	03/13/26	14,775,600
6,591,000	UnitedHealth Group, Inc.	0.55%	05/15/24	6,579,106
15,000,000	UnitedHealth Group, Inc.	4.60%	04/15/27	14,753,321
				211,093,387
	Insurance — 1.6%
3,000,000	Aon North America	5.13%	03/01/27	2,980,312
5,000,000	Athene Global Funding, SOFR Compounded Index + 0.70% (a) (b)	6.05%	05/24/24	5,001,646
32,052,000	Brown & Brown, Inc.	4.20%	09/15/24	31,839,174
11,906,000	Marsh & McLennan Cos., Inc.	3.50%	06/03/24	11,880,697
6,642,000	Marsh & McLennan Cos., Inc.	3.50%	03/10/25	6,526,511
7,000,000	Metropolitan Life Global Funding I, SOFR + 0.30% (a) (b)	5.65%	09/27/24	7,004,588
5,000,000	New York Life Global Funding, SOFR Compounded Index + 0.43% (a) (b)	5.78%	06/06/24	5,001,551
5,000,000	Principal Life Global Funding II, SOFR + 0.38% (a) (b)	5.73%	08/23/24	5,001,485
28,905,000	Willis North America, Inc.	3.60%	05/15/24	28,879,762
				104,115,726
	Internet — 0.2%
10,366,000	Netflix, Inc.	5.88%	02/15/25	10,404,219
	Lodging — 0.2%
11,169,000	Hyatt Hotels Corp.	5.38%	04/23/25	11,119,321
	Media — 0.5%
12,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	11,838,664
18,099,000	Comcast Corp.	5.25%	11/07/25	18,071,375
				29,910,039
	Miscellaneous Manufacturing — 0.5%
25,000,000	Parker-Hannifin Corp.	3.65%	06/15/24	24,921,872
6,376,000	Parker-Hannifin Corp.	3.30%	11/21/24	6,296,048
				31,217,920
	Packaging & Containers — 0.7%
8,000,000	Berry Global, Inc. (a)	4.88%	07/15/26	7,836,422
17,257,000	WRKCo, Inc.	3.75%	03/15/25	16,971,112
20,000,000	WRKCo, Inc.	4.65%	03/15/26	19,629,646
				44,437,180
	Pharmaceuticals — 6.1%
32,501,000	AbbVie, Inc.	3.85%	06/15/24	32,418,687
15,425,000	AbbVie, Inc.	2.60%	11/21/24	15,180,719
13,689,000	AbbVie, Inc.	3.80%	03/15/25	13,484,694
10,000,000	AbbVie, Inc.	3.60%	05/14/25	9,812,406
5,000,000	AbbVie, Inc.	4.80%	03/15/27	4,940,962
40,000,000	Astrazeneca Finance LLC	0.70%	05/28/24	39,855,741
35,000,000	Becton Dickinson & Co.	3.36%	06/06/24	34,915,828
20,000,000	Becton Dickinson & Co.	3.73%	12/15/24	19,738,657
10,066,000	Bristol-Myers Squibb Co.	2.90%	07/26/24	9,998,837
35,000,000	Cencora, Inc.	3.40%	05/15/24	34,964,130
30,358,000	Cigna Group (The)	3.50%	06/15/24	30,267,849
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$5,574,000	Cigna Group (The)	3.25%	04/15/25	$5,448,682
18,343,000	Cigna Group (The)	4.50%	02/25/26	18,026,995
5,257,000	Cigna Group (The)	5.69%	03/15/26	5,252,791
11,450,000	CVS Health Corp.	3.38%	08/12/24	11,376,226
21,995,000	CVS Health Corp.	2.63%	08/15/24	21,792,474
19,350,000	McKesson Corp.	5.25%	02/15/26	19,261,530
25,000,000	Novartis Capital Corp.	3.40%	05/06/24	24,993,715
14,159,000	Zoetis, Inc.	4.50%	11/13/25	13,947,186
30,000,000	Zoetis, Inc.	5.40%	11/14/25	29,932,269
				395,610,378
	Pipelines — 2.2%
6,165,000	Energy Transfer Operating LP	2.90%	05/15/25	5,994,877
11,709,000	Energy Transfer, L.P.	4.05%	03/15/25	11,532,354
28,311,000	Enterprise Products Operating LLC	3.75%	02/15/25	27,914,604
27,249,000	Kinder Morgan Energy Partners, L.P.	4.30%	05/01/24	27,249,000
20,000,000	Plains All American Pipeline LP / PAA Finance Corp.	3.60%	11/01/24	19,779,250
2,100,000	Sabine Pass Liquefaction LLC	5.75%	05/15/24	2,099,847
27,308,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	27,229,916
20,651,000	Spectra Energy Partners, L.P.	3.50%	03/15/25	20,250,356
				142,050,204
	Retail — 0.2%
15,034,000	AutoZone, Inc.	3.63%	04/15/25	14,751,183
	Semiconductors — 0.1%
5,820,000	Microchip Technology, Inc.	0.98%	09/01/24	5,728,059
1,727,000	Qorvo, Inc.	1.75%	12/15/24	1,682,454
				7,410,513
	Software — 3.8%
12,407,000	Autodesk, Inc.	4.38%	06/15/25	12,259,002
14,267,000	Autodesk, Inc.	3.50%	06/15/27	13,519,580
11,963,000	Cadence Design Systems, Inc.	4.38%	10/15/24	11,877,615
21,210,000	Fidelity National Information Services, Inc.	4.50%	07/15/25	20,897,103
30,000,000	Fiserv, Inc.	2.75%	07/01/24	29,842,664
4,000,000	Fiserv, Inc.	3.85%	06/01/25	3,919,801
5,000,000	Infor, Inc. (a)	1.75%	07/15/25	4,736,450
34,555,000	Oracle Corp.	3.40%	07/08/24	34,391,758
25,119,000	Oracle Corp.	2.95%	11/15/24	24,749,219
17,000,000	Oracle Corp.	5.80%	11/10/25	17,045,565
10,000,000	Oracle Corp.	2.65%	07/15/26	9,395,695
11,996,000	Roper Technologies, Inc.	2.35%	09/15/24	11,845,952
20,178,000	VMware LLC	1.00%	08/15/24	19,892,858
22,930,000	VMware LLC	4.50%	05/15/25	22,657,612
10,000,000	VMware LLC	4.65%	05/15/27	9,723,518
				246,754,392
	Telecommunications — 1.1%
10,000,000	AT&T, Inc., 3 Mo. CME Term SOFR + CSA + 1.18% (b)	6.76%	06/12/24	10,011,382
30,000,000	T-Mobile USA, Inc.	3.50%	04/15/25	29,378,493
15,000,000	Verizon Communications, Inc.	3.50%	11/01/24	14,840,480
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$10,000,000	Verizon Communications, Inc.	3.38%	02/15/25	$9,824,075
10,000,000	Verizon Communications, Inc.	2.63%	08/15/26	9,403,338
				73,457,768
	Transportation — 0.3%
17,620,000	CSX Corp.	3.40%	08/01/24	17,524,715
	Water — 0.2%
12,898,000	American Water Capital Corp.	3.40%	03/01/25	12,666,044
	Total Corporate Bonds and Notes			3,047,414,860
	(Cost $3,052,615,573)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 25.6%
	Aerospace/Defense — 0.6%
20,000,000	L3Harris Technologies, Inc.	5.61%	05/02/24	19,996,936
7,130,000	L3Harris Technologies, Inc.	5.72%	05/06/24	7,124,429
10,000,000	L3Harris Technologies, Inc.	5.66%	06/03/24	9,949,201
				37,070,566
	Auto Manufacturers — 2.4%
20,000,000	American Honda Finance Corp.	5.64%	05/10/24	19,972,318
25,000,000	American Honda Finance Corp.	5.65%	05/21/24	24,923,011
10,000,000	American Honda Finance Corp.	5.65%	06/05/24	9,946,298
10,000,000	American Honda Finance Corp.	5.65%	06/10/24	9,938,637
30,000,000	General Motors Financial Co., Inc.	5.52%	05/01/24	30,000,000
20,000,000	VW Credit, Inc.	5.62%	05/07/24	19,981,594
20,200,000	VW Credit, Inc.	5.61%	05/09/24	20,175,263
9,100,000	VW Credit, Inc.	5.65%	05/23/24	9,069,204
10,000,000	VW Credit, Inc.	5.66%	06/04/24	9,947,700
				153,954,025
	Banks — 0.6%
15,000,000	Svenska Handelsbanken AB	5.53%	11/04/24	15,000,000
25,000,000	Toronto-Dominion Bank (The)	5.65%	04/22/25	25,000,000
				40,000,000
	Beverages — 1.4%
10,000,000	Bacardi-Martini B.V.	5.88%	05/16/24	9,975,977
20,000,000	Bacardi-Martini B.V.	5.87%	05/23/24	19,929,711
8,000,000	Diageo Capital PLC	5.61%	05/02/24	7,998,775
10,575,000	Diageo Capital PLC	5.66%	05/06/24	10,566,832
20,000,000	Keurig Dr Pepper, Inc.	5.59%	05/01/24	20,000,000
15,000,000	Keurig Dr Pepper, Inc.	5.62%	05/14/24	14,970,108
6,000,000	Keurig Dr Pepper, Inc.	5.62%	05/29/24	5,974,306
				89,415,709
	Building Materials — 1.3%
20,000,000	Carrier Global Corp.	5.62%	05/07/24	19,981,597
15,000,000	CRH America Finance, Inc.	5.63%	05/07/24	14,986,168
20,000,000	CRH America Finance, Inc.	5.63%	05/08/24	19,978,477
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Building Materials (Continued)
$10,000,000	CRH America Finance, Inc.	5.71%	05/10/24	$9,985,975
9,100,000	CRH America Finance, Inc.	5.64%	05/29/24	9,060,895
9,326,000	Vulcan Materials Co.	5.60%	05/07/24	9,317,450
				83,310,562
	Chemicals — 1.9%
20,000,000	EIDP, Inc.	5.62%	05/13/24	19,963,244
40,240,000	FMC Corp.	5.95%	05/01/24	40,240,000
10,000,000	Nutrien Ltd.	5.61%	05/10/24	9,986,216
10,000,000	Nutrien Ltd.	5.61%	05/16/24	9,977,055
10,000,000	Nutrien Ltd.	5.62%	05/17/24	9,975,503
15,000,000	PPG Industries, Inc.	5.62%	05/02/24	14,997,699
15,000,000	PPG Industries, Inc.	5.62%	05/08/24	14,983,894
				120,123,611
	Commercial Services — 0.8%
50,000,000	Global Payments, Inc.	5.96%	05/01/24	50,000,000
	Diversified Financial Services — 0.2%
15,000,000	Intercontinental Exchange, Inc.	5.67%	05/09/24	14,981,430
	Electric — 0.7%
10,000,000	Dominion Energy, Inc.	5.67%	05/10/24	9,986,082
27,000,000	Southern California Edison Co.	5.60%	05/01/24	27,000,000
6,200,000	Virginia Electric and Power Co.	5.64%	06/03/24	6,168,604
				43,154,686
	Electronics — 1.9%
30,000,000	Arrow Electronics, Inc.	5.85%-5.91%	05/02/24	29,995,172
10,000,000	Arrow Electronics, Inc.	5.87%	05/06/24	9,991,988
15,800,000	Arrow Electronics, Inc.	5.91%	05/07/24	15,784,697
28,100,000	Flex Ltd.	6.01%	05/06/24	28,076,966
14,000,000	Flex Ltd.	6.08%	05/09/24	13,981,408
9,000,000	Jabil, Inc.	5.90%	05/01/24	9,000,000
9,200,000	Jabil, Inc.	6.05%	05/03/24	9,196,961
10,000,000	Jabil, Inc.	6.12%	05/08/24	9,988,316
				126,015,508
	Environmental Control — 0.3%
7,095,000	Waste Management, Inc.	5.64%	06/13/24	7,048,262
13,600,000	Waste Management, Inc.	5.66%	06/25/24	13,485,219
				20,533,481
	Food — 1.2%
15,000,000	Campbell Soup Co.	5.61%	05/14/24	14,970,154
15,000,000	Conagra Brands, Inc.	5.92%	05/16/24	14,963,715
16,800,000	Mondelez International, Inc.	5.57%	05/14/24	16,766,826
10,000,000	Mondelez International, Inc.	5.58%	05/16/24	9,977,181
20,000,000	Mondelez International, Inc.	5.62%	05/23/24	19,932,695
				76,610,571
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Gas — 0.5%
$20,000,000	NiSource, Inc.	5.61%	05/03/24	$19,993,874
15,000,000	NiSource, Inc.	5.63%	05/21/24	14,953,957
				34,947,831
	Healthcare-Products — 0.5%
15,000,000	DENTSPLY SIRONA, Inc.	5.72%	05/10/24	14,978,934
15,000,000	DENTSPLY SIRONA, Inc.	5.70%	05/17/24	14,962,708
				29,941,642
	Lodging — 0.3%
10,000,000	Marriott International, Inc.	5.58%	05/09/24	9,987,828
10,000,000	Marriott International, Inc.	5.62%	05/22/24	9,967,858
				19,955,686
	Media — 0.5%
15,000,000	Comcast Corp.	5.51%	05/01/24	15,000,000
19,400,000	Comcast Corp.	5.56%	05/03/24	19,394,108
				34,394,108
	Mining — 0.9%
10,000,000	Glencore Funding LLC	5.63%	05/07/24	9,990,667
15,000,000	Glencore Funding LLC	5.75%	05/13/24	14,971,779
15,000,000	Glencore Funding LLC	5.69%	05/14/24	14,969,342
20,000,000	Glencore Funding LLC	5.79%	05/22/24	19,933,821
				59,865,609
	Oil & Gas — 1.4%
8,000,000	Canadian Natural Resources Ltd.	5.99%	05/24/24	7,969,993
30,000,000	Marathon Oil Corp.	5.91%	05/03/24	29,990,314
20,000,000	Phillips 66	5.60%	05/01/24	20,000,000
15,000,000	Phillips 66	5.63%	05/08/24	14,983,853
10,000,000	Suncor Energy, Inc.	5.63%	05/16/24	9,976,968
10,000,000	Suncor Energy, Inc.	5.72%	05/23/24	9,965,722
				92,886,850
	Packaging & Containers — 0.3%
12,600,000	WRKCo, Inc.	5.63%	05/06/24	12,590,317
10,000,000	WRKCo, Inc.	5.64%	05/09/24	9,987,683
				22,578,000
	Pharmaceuticals — 0.3%
17,250,000	Cigna Group (The)	5.56%	05/02/24	17,247,378
	Pipelines — 3.6%
9,700,000	Enbridge U.S., Inc.	5.60%	05/08/24	9,689,614
15,000,000	Enbridge U.S., Inc.	5.63%	05/13/24	14,972,374
20,000,000	Enbridge U.S., Inc.	5.60%	05/14/24	19,960,272
30,000,000	Energy Transfer, L.P.	5.75%	05/01/24	30,000,000
55,000,000	Plains All American Pipeline, L.P.	5.69%-5.75%	05/01/24	55,000,000
46,000,000	Targa Resources Corp.	5.90%	05/01/24	46,000,000
10,000,000	TransCanada PipeLines Ltd.	5.58%	05/06/24	9,992,387
12,500,000	TransCanada PipeLines Ltd.	5.62%	05/16/24	12,471,288
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Pipelines (Continued)
$15,000,000	TransCanada PipeLines Ltd.	5.62%	05/23/24	$14,949,522
20,000,000	TransCanada PipeLines Ltd.	5.64%	05/29/24	19,914,054
				232,949,511
	Real Estate Investment Trusts — 0.8%
18,300,000	Crown Castle, Inc.	5.83%	05/21/24	18,241,033
17,350,000	Crown Castle, Inc.	5.95%	05/23/24	17,288,142
15,000,000	Crown Castle, Inc.	5.92%	05/28/24	14,934,740
				50,463,915
	Retail — 1.9%
20,000,000	Alimentation Couche-Tard, Inc.	5.63%	05/13/24	19,963,165
12,000,000	Alimentation Couche-Tard, Inc.	5.60%	05/14/24	11,976,163
30,000,000	Alimentation Couche-Tard, Inc.	5.64%	05/21/24	29,907,805
10,000,000	Alimentation Couche-Tard, Inc.	5.66%	06/03/24	9,949,217
50,000,000	AutoNation, Inc.	5.90%	05/01/24	50,000,000
				121,796,350
	Telecommunications — 1.0%
10,300,000	AT&T, Inc.	5.62%	05/29/24	10,255,918
12,000,000	AT&T, Inc.	5.74%	06/24/24	11,899,145
20,000,000	Verizon Communications, Inc.	5.56%	05/06/24	19,984,808
10,000,000	Verizon Communications, Inc.	5.62%	05/13/24	9,981,611
15,000,000	Verizon Communications, Inc.	5.62%	05/16/24	14,965,525
				67,087,007
	Transportation — 0.3%
16,400,000	Canadian National Railway Co.	5.62%	05/17/24	16,359,808
5,000,000	Ryder System, Inc.	5.63%	05/06/24	4,996,154
				21,355,962
	Total Commercial Paper			1,660,639,998
	(Cost $1,660,639,997)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 12.3%
	AMSR Trust
4,825,000	Series 2020-SFR2, Class A (a)	1.63%	07/17/37	4,590,115
9,950,452	Series 2020-SFR1, Class A (a)	1.82%	04/17/37	9,579,563
	Bank of America Auto Trust
25,000,000	Series 2023-2A, Class A2 (a)	5.85%	08/17/26	25,028,010
	BMW Vehicle Lease Trust
19,445,000	Series 2023-1, Class A3	5.16%	11/25/25	19,400,259
12,891,695	Series 2023-2, Class A2	5.95%	08/25/25	12,903,923
30,000,000	Series 2024-1, Class A3	4.98%	03/25/27	29,756,274
	BMW Vehicle Owner Trust
11,479,756	Series 2023-A, Class A2A	5.72%	04/27/26	11,487,218
	Citizens Auto Receivables Trust
15,000,000	Series 2024-1, Class A2A (a)	5.43%	10/15/26	14,977,416
10,000,000	Series 2024-2, Class A3 (a)	5.33%	08/15/28	9,961,031
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Corevest American Finance Trust
$18,168,424	Series 2020-2, Class A (a)	3.38%	05/15/52	$17,667,819
	Dell Equipment Finance Trust
6,457,996	Series 2023-1, Class A2 (a)	5.65%	09/22/28	6,458,686
13,529,932	Series 2023-2, Class A2 (a)	5.84%	01/22/29	13,538,318
19,000,000	Series 2023-3, Class A2 (a)	6.10%	04/23/29	19,038,184
	Flagship Credit Auto Trust
422,188	Series 2021-3, Class A (a)	0.36%	07/15/27	420,481
	Ford Credit Auto Owner Trust
3,610,813	Series 2022-C, Class A3	4.48%	12/15/26	3,581,253
6,089,978	Series 2023-A, Class A2A	5.14%	03/15/26	6,081,540
4,465,000	Series 2023-A, Class A3	4.65%	02/15/28	4,410,866
15,000,000	Series 2023-C, Class A2A	5.68%	09/15/26	15,011,607
10,000,000	Series 2024-A, Class A3	5.09%	12/15/28	9,934,238
	GM Financial Automobile Leasing Trust
5,610,205	Series 2023-2, Class A2A	5.44%	10/20/25	5,606,137
	GM Financial Consumer Automobile Receivables Trust
3,315,000	Series 2023-2, Class A3	4.47%	02/16/28	3,268,007
	Honda Auto Receivables Owner Trust
400,110	Series 2022-2, Class A2	3.81%	03/18/25	399,783
13,647,526	Series 2023-2, Class A2	5.41%	04/15/26	13,632,077
27,500,000	Series 2024-1, Class A3	5.21%	08/15/28	27,397,862
	Huntington Auto Trust
25,000,000	Series 2024-1A, Class A2 (a)	5.50%	03/15/27	24,961,415
	John Deere Owner Trust
4,246,090	Series 2022-C, Class A2	4.98%	08/15/25	4,243,096
7,659,497	Series 2023-A, Class A2	5.28%	03/16/26	7,650,461
24,121,697	Series 2023-B, Class A2	5.59%	06/15/26	24,117,191
15,000,000	Series 2023-C, Class A2	5.76%	08/17/26	15,009,354
18,000,000	Series 2024-A, Class A3	4.96%	11/15/28	17,813,392
	Kubota Credit Owner Trust
7,000,000	Series 2024-1A, Class A2 (a)	5.39%	01/15/27	6,980,969
	Mercedes-Benz Auto Lease Trust
10,022,955	Series 2023-A, Class A2	5.24%	11/17/25	10,011,887
10,500,000	Series 2023-A, Class A3	4.74%	01/15/27	10,408,675
	Mercedes-Benz Auto Receivables Trust
8,450,000	Series 2022-1, Class A3	5.21%	08/16/27	8,422,541
30,000,000	Series 2023-1, Class A3	4.51%	11/15/27	29,659,662
25,000,000	Series 2023-2, Class A2	5.92%	11/16/26	25,041,985
20,000,000	Series 2024-1, Class A3	4.80%	04/16/29	19,750,594
	MVW Owner Trust
917,959	Series 2018-1A, Class A (a)	3.45%	01/21/36	914,397
	Porsche Financial Auto Securitization Trust
21,335,001	Series 2023-2A, Class A2A (a)	5.88%	11/23/26	21,360,949
	T-Mobile US Trust
48,026,000	Series 2022-1A, Class A (a)	4.91%	05/22/28	47,739,501
24,675,000	Series 2024-1A, Class A (a)	5.05%	09/20/29	24,491,897
	Toyota Auto Receivables Owner Trust
1,183,092	Series 2022-C, Class A2A	3.83%	08/15/25	1,181,196
10,945,652	Series 2023-B, Class A2A	5.28%	05/15/26	10,931,056
3,212,000	Series 2023-B, Class A3	4.71%	02/15/28	3,172,509
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Toyota Auto Receivables Owner Trust (Continued)
$12,678,282	Series 2023-C, Class A2A	5.60%	08/17/26	$12,679,961
30,000,000	Series 2023-D, Class A2A	5.80%	11/16/26	30,046,362
6,500,000	Series 2023-D, Class A3	5.54%	08/15/28	6,518,526
15,000,000	Series 2024-A, Class A3	4.83%	10/16/28	14,831,120
	Verizon Master Trust
26,140,000	Series 2022-6, Class A	3.67%	01/22/29	25,544,656
40,000,000	Series 2022-7, Class A1A, steps up to 5.98% on 11/20/24 (d)	5.23%	11/22/27	39,914,740
36,621,000	Series 2023-2, Class A	4.89%	04/13/28	36,386,340
7,500,000	Series 2024-1, Class A1A	5.00%	12/20/28	7,439,839
	Volkswagen Auto Lease Trust
22,500,000	Series 2024-A, Class A3	5.21%	06/21/27	22,353,730
	World Omni Auto Receivables Trust
245,680	Series 2022-B, Class A2A	2.77%	10/15/25	245,345
3,338,620	Series 2022-C, Class A2	3.73%	03/16/26	3,329,353
	Total Asset-Backed Securities			797,283,366
	(Cost $798,239,215)
FOREIGN CORPORATE BONDS AND NOTES — 8.8%
	Banks — 4.7%
10,000,000	Bank of Montreal, SOFR Compounded Index + 0.32% (b)	5.67%	07/09/24	10,002,071
30,000,000	Bank of Montreal, Series H	4.25%	09/14/24	29,828,947
8,000,000	Bank of Nova Scotia (The), SOFR + 0.38% (b)	5.74%	07/31/24	8,003,648
5,000,000	Banque Federative du Credit Mutuel S.A., SOFR Compounded Index + 0.41% (a) (b)	5.76%	02/04/25	5,001,294
15,000,000	Barclays PLC	3.65%	03/16/25	14,718,938
19,744,000	Barclays PLC (c)	3.93%	05/07/25	19,738,296
17,619,000	Cooperatieve Rabobank U.A.	1.38%	01/10/25	17,123,753
10,000,000	Cooperatieve Rabobank U.A.	5.04%	03/05/27	9,908,717
5,000,000	Danske Bank A/S (a) (c)	0.98%	09/10/25	4,905,098
6,200,000	Federation des Caisses Desjardins du Quebec, SOFR + 0.43% (a) (b)	5.78%	05/21/24	6,200,886
5,000,000	Macquarie Group Ltd., SOFR + 0.71% (a) (b)	6.06%	10/14/25	4,997,489
5,000,000	National Bank of Canada, SOFR + 0.49% (b)	5.84%	08/06/24	5,003,800
14,885,000	NatWest Markets PLC, SOFR + 0.53% (a) (b)	5.88%	08/12/24	14,891,357
15,000,000	Royal Bank of Canada	3.97%	07/26/24	14,943,351
8,000,000	Royal Bank of Canada, SOFR Compounded Index + 0.36% (b)	5.72%	07/29/24	8,003,061
10,000,000	Royal Bank of Canada	5.66%	10/25/24	10,002,173
20,000,000	Royal Bank of Canada	4.95%	04/25/25	19,880,446
10,000,000	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.44% (a) (b)	5.79%	09/16/24	10,009,243
25,000,000	Svenska Handelsbanken NY, SOFR + 0.23% (b)	5.55%	11/22/24	24,999,066
5,000,000	UBS AG/London, SOFR + 0.45% (a) (b)	5.80%	08/09/24	5,003,453
19,646,000	UBS AG/London, SOFR + 0.47% (a) (b)	5.82%	01/13/25	19,654,066
20,000,000	UBS AG/London	5.80%	09/11/25	20,052,188
20,000,000	UBS Group AG (a) (c)	4.49%	08/05/25	19,911,501
				302,782,842
	Beverages — 0.4%
13,000,000	Bacardi Ltd. (a)	4.45%	05/15/25	12,828,112
11,000,000	JDE Peet’s N.V. (a)	0.80%	09/24/24	10,754,530
				23,582,642
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Chemicals — 0.3%
$20,000,000	Nutrien Ltd.	5.90%	11/07/24	$20,009,212
	Cosmetics/Personal Care — 0.3%
20,000,000	Haleon UK Capital PLC	3.13%	03/24/25	19,528,455
	Food — 0.7%
25,080,000	Mondelez International Holdings Netherlands B.V. (a)	2.25%	09/19/24	24,738,258
9,955,000	Mondelez International Holdings Netherlands B.V. (a)	4.25%	09/15/25	9,766,044
10,000,000	Mondelez International Holdings Netherlands B.V. (a)	1.25%	09/24/26	9,066,483
				43,570,785
	Healthcare-Products — 0.2%
15,279,000	DH Europe Finance II Sarl	2.20%	11/15/24	15,004,480
	Healthcare-Services — 0.1%
5,000,000	Icon Investments Six DAC	5.81%	05/08/27	5,003,700
	Insurance — 0.6%
40,000,000	Aon Global Ltd.	3.50%	06/14/24	39,901,064
	Media — 0.1%
10,627,000	Thomson Reuters Corp.	3.35%	05/15/26	10,166,802
	Oil & Gas — 0.2%
15,000,000	Canadian Natural Resources Ltd.	3.90%	02/01/25	14,796,642
	Packaging & Containers — 0.2%
12,475,000	CCL Industries, Inc. (a)	3.25%	10/01/26	11,710,243
	Pharmaceuticals — 0.8%
30,729,000	GlaxoSmithKline Capital PLC	3.00%	06/01/24	30,662,754
20,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/25	19,845,475
				50,508,229
	Pipelines — 0.1%
8,092,000	Enbridge, Inc.	3.50%	06/10/24	8,072,478
	Transportation — 0.1%
5,000,000	Canadian Pacific Railway Co.	1.35%	12/02/24	4,876,764
	Total Foreign Corporate Bonds and Notes			569,514,338
	(Cost $570,467,408)
U.S. GOVERNMENT BONDS AND NOTES — 3.3%
74,712,774	U.S. Treasury Inflation Indexed Bonds	0.13%	04/15/25	72,814,803
66,000,000	U.S. Treasury Note	4.63%	02/28/25	65,645,573
76,000,000	U.S. Treasury Note	3.88%	04/30/25	74,989,780
	Total U.S. Government Bonds and Notes			213,450,156
	(Cost $214,198,927)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
	Collateralized Mortgage Obligations — 0.1%
	Federal Home Loan Mortgage Corporation
2,261,698	Series 2017-4671, Class CA	3.50%	08/15/43	2,221,535
	Federal National Mortgage Association
1,532,009	Series 2014-20, Class NA	3.00%	06/25/33	1,468,056
1,151,388	Series 2015-28, Class GC	2.50%	06/25/34	1,105,217
777,963	Series 2017-18, Class VB	3.00%	05/25/40	771,332
				5,566,140
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 2.9%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
$22,241,140	Series 2014-K040, Class A2	3.24%	09/25/24	$22,044,915
43,886,422	Series 2014-K041, Class A2	3.17%	10/25/24	43,376,743
35,768,209	Series 2015-K043, Class A2	3.06%	12/25/24	35,194,469
14,803,406	Series 2015-K045, Class A2	3.02%	01/25/25	14,521,911
21,772,165	Series 2015-K046, Class A2	3.21%	03/25/25	21,332,864
18,000,000	Series 2017-K728, Class AM	3.13%	08/25/24	17,822,412
11,699,923	Series 2017-K729, Class A2	3.14%	10/25/24	11,556,019
1,476,974	Series 2017-KL1E, Class A1E	2.84%	02/25/27	1,418,158
19,734,475	Series 2018-K732, Class A2	3.70%	05/25/25	19,395,938
				186,663,429
	Pass-Through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
56	Pool G15435	5.00%	11/01/24	55
101	Pool G15821	5.00%	07/01/25	101
325	Pool G15874	5.00%	06/01/26	323
	Federal National Mortgage Association
2,076	Pool AE0812	5.00%	07/01/25	2,053
784	Pool AL5764	5.00%	09/01/25	775
258	Pool AL6212	4.50%	01/01/27	255
985	Pool AL6798	5.00%	09/01/25	976
8,716	Pool BM1299	5.00%	03/01/27	8,626
	Government National Mortgage Association
172	Pool 783524	5.00%	09/15/24	171
				13,335
	Total U.S. Government Agency Mortgage-Backed Securities			192,242,904
	(Cost $193,248,788)
MORTGAGE-BACKED SECURITIES — 0.6%
	Collateralized Mortgage Obligations — 0.5%
	BRAVO Residential Funding Trust
4,894,196	Series 2021-NQM1, Class A1 (a)	0.94%	02/25/49	4,298,739
	CIM Trust
934,159	Series 2019-INV1, Class A2, 30 Day Average SOFR + CSA + 1.00% (a) (b)	6.44%	02/25/49	905,180
546,229	Series 2019-INV2, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (b)	6.39%	05/25/49	530,022
4,271,346	Series 2019-INV3, Class A11, 30 Day Average SOFR + CSA + 0.95%, 5.50% Cap (a) (b)	5.50%	08/25/49	4,064,563
	COLT Mortgage Loan Trust
2,891,358	Series 2020-2R, Class A1 (a)	1.33%	10/26/65	2,567,448
	Credit Suisse Mortgage Trust
3,859,885	Series 2019-AFC1, Class A1 (a)	3.57%	07/25/49	3,533,177
3,998,767	Series 2020-NQM1, Class A1, steps up to 2.21% on 09/01/24 (a) (d)	1.21%	05/25/65	3,614,451
	GCAT Trust
2,324,283	Series 2020-NQM1, Class A1 (a)	3.25%	01/25/60	2,198,155
	JP Morgan Mortgage Trust
2,749,615	Series 2019-7, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	6.33%	02/25/50	2,606,499
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust (Continued)
$179,790	Series 2019-8, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	6.28%	03/25/50	$171,036
2,081,968	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	6.38%	10/25/49	2,018,940
173,112	Series 2019-LTV3, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	6.28%	03/25/50	171,899
3,246,378	Series 2020-2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.80%, 6.00% Cap (a) (b)	6.00%	07/25/50	3,141,108
268,286	Series 2020-LTV1, Class A11, 1 Mo. CME Term SOFR + CSA + 1.00%, 6.00% Cap (a) (b)	6.00%	06/25/50	266,003
	OBX Trust
1,608,851	Series 2020-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90%, 6.00% Cap (a) (b)	6.00%	12/25/49	1,523,670
	Residential Mortgage Loan Trust
127,485	Series 2019-3, Class A2 (a)	2.94%	09/25/59	124,829
	Starwood Mortgage Residential Trust
883,733	Series 2020-1, Class A1 (a)	2.28%	02/25/50	825,250
	Verus Securitization Trust
914,365	Series 2019-4, Class A2 (a)	3.85%	11/25/59	886,636
364,968	Series 2019-INV2, Class A2 (a)	4.12%	07/25/59	351,210
641,988	Series 2020-4, Class A2, steps up to 2.91% on 07/01/24 (a) (d)	1.91%	05/25/65	609,224
				34,408,039
	Commercial Mortgage-Backed Securities — 0.1%
	GS Mortgage Securities Trust
5,825,746	Series 2014-GC24, Class A4	3.67%	09/10/47	5,803,462
				5,803,462
	Total Mortgage-Backed Securities			40,211,501
	(Cost $42,872,912)

	Total Investments — 100.7%			6,520,757,123
	(Cost $6,532,282,820)
	Net Other Assets and Liabilities — (0.7)%			(43,111,940)
	Net Assets — 100.0%			$6,477,645,183

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $584,140,817 or 9.0% of net assets.

(b)	Floating or variable rate security.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$3,047,414,860	$—	$3,047,414,860	$—
Commercial Paper*	1,660,639,998	—	1,660,639,998	—
Asset-Backed Securities	797,283,366	—	797,283,366	—
Foreign Corporate Bonds and Notes*	569,514,338	—	569,514,338	—
U.S. Government Bonds and Notes	213,450,156	—	213,450,156	—
U.S. Government Agency Mortgage-Backed Securities	192,242,904	—	192,242,904	—
Mortgage-Backed Securities	40,211,501	—	40,211,501	—
Total Investments	$6,520,757,123	$—	$6,520,757,123	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$6,520,757,123
Cash	740,669
Interest receivable	41,732,422
Total Assets	6,563,230,214

LIABILITIES:
Payables:
Investment securities purchased	44,175,779
Distributions to shareholders	27,140,931
Capital shares redeemed	11,907,471
Investment advisory fees	2,360,850
Total Liabilities	85,585,031
NET ASSETS	$6,477,645,183

NET ASSETS consist of:
Paid-in capital	$6,502,590,927
Par value	1,087,997
Accumulated distributable earnings (loss)	(26,033,741)
NET ASSETS	$6,477,645,183
NET ASSET VALUE, per share	$59.54
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	108,799,724
Investments, at cost	$6,532,282,820
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$187,394,431
Total investment income	187,394,431

EXPENSES:
Investment advisory fees	15,238,413
Total expenses	15,238,413
NET INVESTMENT INCOME (LOSS)	172,156,018

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	528,586
Net change in unrealized appreciation (depreciation) on investments	15,686,539
NET REALIZED AND UNREALIZED GAIN (LOSS)	16,215,125
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$188,371,143
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$172,156,018	$340,081,365
Net realized gain (loss)	528,586	(1,584,808)
Net change in unrealized appreciation (depreciation)	15,686,539	20,137,007
Net increase (decrease) in net assets resulting from operations	188,371,143	358,633,564

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(171,901,589)	(341,202,280)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	158,054,854	2,136,185,045
Cost of shares redeemed	(1,233,150,190)	(1,501,109,319)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,075,095,336)	635,075,726
Total increase (decrease) in net assets	(1,058,625,782)	652,507,010

NET ASSETS:
Beginning of period	7,536,270,965	6,883,763,955
End of period	$6,477,645,183	$7,536,270,965

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	126,799,724	116,099,724
Shares sold	2,650,000	35,900,000
Shares redeemed	(20,650,000)	(25,200,000)
Shares outstanding, end of period	108,799,724	126,799,724
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$59.43	$59.29	$59.89	$60.03	$60.09	$59.97
Income from investment operations:
Net investment income (loss)	1.48 (a)	2.61 (a)	0.64	0.28	0.85	1.48
Net realized and unrealized gain (loss)	0.12	0.14	(0.60)	(0.15)	(0.05)	0.11
Total from investment operations	1.60	2.75	0.04	0.13	0.80	1.59
Distributions paid to shareholders from:
Net investment income	(1.49)	(2.61)	(0.64)	(0.27)	(0.86)	(1.47)
Net asset value, end of period	$59.54	$59.43	$59.29	$59.89	$60.03	$60.09
Total return (b)	2.71%	4.72%	0.08%	0.22%	1.34%	2.68%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,477,645	$7,536,271	$6,883,764	$4,410,979	$5,168,783	$5,065,750
Ratio of total expenses to average net assets	0.44% (c)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net expenses to average net assets	0.44% (c)	0.35%	0.25%	0.25%	0.38%	0.39%
Ratio of net investment income (loss) to average net assets	4.97% (c)	4.38%	1.26%	0.47%	1.41%	2.47%
Portfolio turnover rate (d)	29%	64%	56%	82%	73%	73%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTSM” on Nasdaq, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. The Fund may invest in investment companies, such as ETFs, that invest primarily in debt securities. The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders. A significant portion of these loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund’s portfolio is expected to have an average duration of less than one year and an average maturity of less than three years. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, certificates of deposit and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2024 (Unaudited)
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Commercial paper is fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2024 (Unaudited)
15)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2024 (Unaudited)
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$326,355,459
Capital gains	—
Return of capital	—
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(1,074,706)
Accumulated capital and other gain (loss)	(14,455,601)
Net unrealized appreciation (depreciation)	(26,972,988)
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $14,455,601 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,532,282,820	$2,926,628	$(14,452,325)	$(11,525,697)
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2024 (Unaudited)
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.45000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.43875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.42750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.41625%
Fund net assets greater than $10 billion	0.40500%
Pursuant to a separate contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the portion of the management fees earned by First Trust from the Fund for assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon termination of the Fund’s management agreement with First Trust; however, it is expected to remain in place at least until March 1, 2025. First Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust. During the six months ended April 30, 2024, there were no fees waived by the Advisor.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2024, were $0 and $1,308,129,676, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2024 were $267,888,250 and $852,363,247, respectively.
For the six months ended April 30, 2024, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2024 (Unaudited)
Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be

Additional Information (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2024 (Unaudited)
magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition

Additional Information (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2024 (Unaudited)
away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2024 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund IV

First Trust High Income Strategic Focus ETF (HISF)
Semi-Annual Report For the Six Months Ended April 30, 2024

First Trust High Income Strategic Focus ETF (HISF)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust High Income Strategic Focus ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust High Income Strategic Focus ETF (HISF)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust High Income Strategic Focus ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust High Income Strategic Focus ETF (HISF)
The First Trust High Income Strategic Focus ETF’s (the “Fund”) primary investment objective is to seek risk-adjusted income. The Fund’s secondary investment objective is capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of U.S.-listed exchange-traded funds (“Underlying ETFs”) that is designed to follow the High Income Model (the “High Income Model”) developed by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund, through its investments in the Underlying ETFs comprising the High Income Model, seeks to provide investors with a diversified income stream by holding a blend of fixed income assets that are actively managed to seek levels of high income and total return. The High Income Model is principally composed of ETFs for which First Trust serves as investment advisor. Therefore, a significant portion of the ETFs in which the Fund invests are advised by First Trust. However, the Fund may also invest in ETFs other than First Trust ETFs. Shares of the Fund are listed on Nasdaq, Inc. under the ticker symbol “HISF.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (8/13/14) to 4/30/24	5 Years Ended 4/30/24	Inception (8/13/14) to 4/30/24
Fund Performance
NAV	5.13%	0.90%	1.11%	2.56%	5.65%	27.82%
Market Price	5.06%	0.88%	1.08%	2.56%	5.54%	27.81%
Index Performance
Blended Index(1)	6.16%	1.56%	1.00%	2.05%	5.10%	21.82%
Bloomberg U.S. Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.08%	-0.77%	10.96%
Russell 3000® Index	21.09%	22.30%	12.43%	11.75%	79.62%	194.23%
On February 28, 2022, the Fund changed its principal investment strategies. Therefore, the Fund’s performance and historical returns shown above are not necessarily indicative of the performance that the Fund, under its current strategy, would have generated.

(1)
The Blended Index is comprised of the Bloomberg US Aggregate Bond Index (70%) and the ICE BofA U.S. High Yield Constrained Index
(30%). The Blended Benchmark returns are calculated by using the monthly returns of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 70/30 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Fund Performance Overview (Unaudited) (Continued)
First Trust High Income Strategic Focus ETF (HISF) (Continued)
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Allocation	% of Net Assets
Exchange-Traded Funds	99.9%
Money Market Funds	0.1
Net Other Assets and Liabilities	(0.0)*
Total	100.0%

*	Amount is less than 0.1%.

Performance of a $10,000 Initial Investment
August 13, 2014 - April 30, 2024

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$29,423
$12,782
$12,182
$11,096
8/13/14
10/31/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust High Income Strategic Focus ETF
Blended Index
Bloomberg U.S. Aggregate Bond Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust High Income Strategic Focus ETF (HISF)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust High Income Strategic Focus ETF (the “Fund” or “HISF”). First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust;
Chris A. Peterson, CFA, Senior Vice President of First Trust;
William Housey, CFA, Managing Director of Fixed Income of First Trust; and
Steve Collins, CFA, Senior Vice President of First Trust
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Daniel J. Lindquist, David G. McGarel and William Housey have served as part of the portfolio management team of the Fund since 2014. Chris A. Peterson has served as part of the portfolio management team of the Fund since 2016. Steve Collins has served as part of the portfolio management team of the Fund since 2021.

First Trust High Income Strategic Focus ETF (HISF)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust High Income Strategic Focus ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (a) (b)
First Trust High Income Strategic Focus ETF (HISF)
Actual	$1,000.00	$1,051.30	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
29,363	First Trust Emerging Markets Local Currency Bond ETF	$796,618
120,720	First Trust Intermediate Duration Investment Grade Corporate ETF	2,418,022
176,442	First Trust Limited Duration Investment Grade Corporate ETF	3,272,999
116,184	First Trust Long Duration Opportunities ETF	2,348,078
102,969	First Trust Low Duration Opportunities ETF	4,900,295
53,761	First Trust Senior Loan Fund	2,470,318
120,281	First Trust Tactical High Yield ETF	4,844,918
266,367	First Trust TCW Opportunistic Fixed Income ETF	11,206,060
	Total Exchange-Traded Funds	32,257,308
	(Cost $35,108,133)
MONEY MARKET FUNDS — 0.1%
43,534	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	43,534
	(Cost $43,534)

	Total Investments — 100.0%	32,300,842
	(Cost $35,151,667)
	Net Other Assets and Liabilities — (0.0)%	(1,498)
	Net Assets — 100.0%	$32,299,344

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of April 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 32,257,308	$ 32,257,308	$ —	$ —
Money Market Funds	43,534	43,534	—	—
Total Investments	$32,300,842	$32,300,842	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value - Affiliated	$32,257,308
Investments, at value - Unaffiliated	43,534
Total investments, at value	32,300,842
Receivables:
Reclaims	3,701
Dividends	148
Total Assets	32,304,691

LIABILITIES:
Investment advisory fees payable	5,347
Total Liabilities	5,347
NET ASSETS	$32,299,344

NET ASSETS consist of:
Paid-in capital	$44,266,041
Par value	7,500
Accumulated distributable earnings (loss)	(11,974,197)
NET ASSETS	$32,299,344
NET ASSET VALUE, per share	$43.07
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	750,002
Investments, at cost - Affiliated	$35,108,133
Investments, at cost - Unaffiliated	$43,534
Total investments, at cost	$35,151,667
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends - Affiliated	$755,536
Dividends - Unaffiliated	25,177
Total investment income	780,713

EXPENSES:
Investment advisory fees	31,571
Total expenses	31,571
NET INVESTMENT INCOME (LOSS)	749,142

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	(476,473)
Investments - Unaffiliated	(107,195)
Net realized gain (loss)	(583,668)
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	1,013,675
Investments - Unaffiliated	299,046
Foreign currency translation	2
Net change in unrealized appreciation (depreciation)	1,312,723
NET REALIZED AND UNREALIZED GAIN (LOSS)	729,055
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,478,197
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$749,142	$1,297,568
Net realized gain (loss)	(583,668)	(850,092)
Net change in unrealized appreciation (depreciation)	1,312,723	(30,166)
Net increase (decrease) in net assets resulting from operations	1,478,197	417,310

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(734,882)	(1,512,984)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,215,322	2,231,607
Cost of shares redeemed	—	(10,957,066)
Net increase (decrease) in net assets resulting from shareholder transactions	2,215,322	(8,725,459)
Total increase (decrease) in net assets	2,958,637	(9,821,133)

NET ASSETS:
Beginning of period	29,340,707	39,161,840
End of period	$32,299,344	$29,340,707

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	700,002	900,002
Shares sold	50,000	50,000
Shares redeemed	—	(250,000)
Shares outstanding, end of period	750,002	700,002
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$41.92	$43.51	$50.34	$44.98	$50.62	$47.72
Income from investment operations:
Net investment income (loss)	1.04 (a)	1.59 (a)	0.99	1.47	1.46	1.63
Net realized and unrealized gain (loss)	1.12	(1.32)	(6.12)	5.80 (b)	(5.07)	3.34
Total from investment operations	2.16	0.27	(5.13)	7.27	(3.61)	4.97
Distributions paid to shareholders from:
Net investment income	(1.01)	(1.86)	(1.70)	(1.91)	(1.97)	(2.07)
Return of capital	—	—	—	—	(0.06)	—
Total distributions	(1.01)	(1.86)	(1.70)	(1.91)	(2.03)	(2.07)
Net asset value, end of period	$43.07	$41.92	$43.51	$50.34	$44.98	$50.62
Total return (c)	5.13%	0.52%	(10.38)%	16.33% (b)	(7.19)%	10.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,299	$29,341	$39,162	$70,477	$60,719	$91,120
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.46%	0.85%	0.85%	0.85%
Ratio of net expenses to average net assets (d)	0.20% (e)	0.20%	0.30%	0.42%	0.46%	0.50%
Ratio of net investment income (loss) to average net assets (d)	4.75% (e)	3.60%	2.83%	2.94%	3.08%	3.21%
Portfolio turnover rate (f)	27%	38% (g)	149%	101%	118%	91%

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $1,758 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The variation in the portfolio turnover rate is due to the change in the Fund’s investment strategy effective February 28, 2022, which resulted in a rebalance of the Fund’s portfolio.
See Notes to Financial Statements

Notes to Financial Statements
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the First Trust High Income Strategic Focus ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “HISF” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s primary investment objective is to seek risk-adjusted income. The Fund’s secondary investment objective is capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of U.S.-listed exchange-traded funds (“Underlying ETFs”) that is designed to follow the High Income Model (the “High Income Model”) developed by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund, through its investments in the Underlying ETFs comprising the High Income Model, seeks to provide investors with a diversified income stream by holding a blend of fixed income assets that are actively managed to seek levels of high income and total return. The High Income Model is principally composed of ETFs for which First Trust serves as investment advisor. Therefore, a significant portion of the ETFs in which the Fund invests are advised by First Trust. However, the Fund may also invest in ETFs other than First Trust ETFs.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund’s investments are valued as follows:
Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2024 (Unaudited)
unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations.

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2024 (Unaudited)
D. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.
Amounts relating to investments in affiliated funds at April 30, 2024, and for the six months then ended are as follows:

Security Name	Shares at 4/30/2024	Value at 10/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 4/30/2024	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	29,363	$—	$856,877	$—	$(60,259)	$—	$796,618	$14,857
First Trust Enhanced Short Maturity ETF	—	1,495,378	56,096	(1,556,229)	(1,258)	6,013	—	22,718
First Trust Institutional Preferred Securities and Income ETF	—	1,464,523	112,745	(1,721,617)	334,528	(190,179)	—	38,247
First Trust Intermediate Duration Investment Grade Corporate ETF	120,720	—	2,486,832	—	(68,810)	—	2,418,022	9,054
First Trust Limited Duration Investment Grade Corporate ETF	176,442	4,454,580	420,333	(1,680,033)	79,308	(1,189)	3,272,999	105,294
First Trust Long Duration Opportunities ETF	116,184	—	2,485,175	—	(137,097)	—	2,348,078	8,133
First Trust Low Duration Opportunities ETF	102,969	4,435,579	454,925	(65,172)	77,026	(2,063)	4,900,295	112,021
First Trust Senior Loan Fund	53,761	—	2,484,780	—	(14,462)	—	2,470,318	15,860
First Trust Tactical High Yield ETF	120,281	4,382,186	333,794	(87,232)	225,328	(9,158)	4,844,918	154,478
First Trust TCW Opportunistic Fixed Income ETF	266,367	11,673,304	879,759	(1,646,477)	579,371	(279,897)	11,206,060	274,874
		$27,905,550	$10,571,316	$(6,756,760)	$1,013,675	$(476,473)	$32,257,308	$755,536
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$1,512,984
Capital gains	—
Return of capital	—

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2024 (Unaudited)
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$6,218
Accumulated capital and other gain (loss)	(8,546,144)
Net unrealized appreciation (depreciation)	(4,177,586)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $8,546,144 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$35,151,667	$—	$(2,850,825)	$(2,850,825)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2024 (Unaudited)
payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
Pursuant to contractual agreement, First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses but including acquired fund fees and expenses) exceed 0.87% of its average daily net assets (the “Expense Cap”) at least through March 1, 2025. Expenses reimbursed and fees waived under such agreement are not subject to recovery by First Trust.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $8,464,392 and $8,461,145, respectively.
For the six months ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $2,212,974 and $0, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2024 (Unaudited)
trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund IV

First Trust Low Duration Opportunities ETF (LMBS)

First Trust Low Duration Opportunities ETF (LMBS)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust Low Duration Opportunities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Low Duration Opportunities ETF (LMBS)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Low Duration Opportunities ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Low Duration Opportunities ETF (LMBS)
The primary investment objective of the First Trust Low Duration Opportunities ETF (the “Fund”) is to generate current income. The Fund’s secondary investment objective is to provide capital appreciation. The Fund is an actively managed exchange-traded fund. First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the advisor. James Snyder, Jeremiah Charles and Owen Aronson are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s investment portfolio.
Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments (collectively, “Mortgage-Related Investments”). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities (CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan’s principal and paying the loan’s interest; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. The Fund will limit its investment in Mortgage-Related Investments that are neither issued nor guaranteed by the U.S. government, its agencies or instrumentalities to 20% of its net assets (including investment borrowings). The Fund may invest up to 40% of its net assets (including investment borrowings), in the aggregate, in (i) cash, cash equivalents and short-term investments and (ii) non-mortgage direct obligations of the U.S. government and other non-mortgage securities issued and/or guaranteed by the U.S. government or its agencies or instrumentalities, or U.S. government-sponsored entities (collectively, “Government Entities”). The Fund may also invest up to 5% of its net assets (including investment borrowings) in asset-backed securities (“ABS”) (other than Mortgage-Related Investments) that are not issued and/or guaranteed by Government Entities. However, the Fund’s investments in (a) Mortgage-Related Investments that are not issued and/or guaranteed by Government Entities and (b) ABS may not, in the aggregate, exceed 20% of the Fund’s net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (11/4/14) to 4/30/24	5 Years Ended 4/30/24	Inception (11/4/14) to 4/30/24
Fund Performance
NAV	4.14%	3.33%	1.23%	2.27%	6.31%	23.70%
Market Price	4.20%	3.69%	1.22%	2.27%	6.23%	23.73%
Index Performance
ICE BofA 1-5 Year US Treasury & Agency Index	2.20%	1.27%	0.77%	1.00%	3.92%	9.93%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.02%	-0.77%	10.14%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

Fund Performance Overview (Unaudited) (Continued)
First Trust Low Duration Opportunities ETF (LMBS) (Continued)
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Allocation	% of Net Assets
U.S. Government Agency Mortgage-Backed Securities	82.7%
Mortgage-Backed Securities	6.5
U.S. Government Bonds and Notes	6.5
Asset-Backed Securities	2.4
Exchange-Traded Funds	0.1
U.S. Treasury Bills	1.0
Money Market Funds	9.1
U.S. Government Agency Mortgage-Backed Securities Sold Short	(0.3)
Written Options	(0.3)
Net Other Assets and Liabilities(1)	(7.7)
Total	100.0%

Credit Quality(2)	% of Total Long Fixed-Income Investments, Cash & Cash Equivalents
Government & Agency	82.3%
AAA	6.2
AA+	0.6
AA	0.3
AA-	0.1
A+	0.2
A	0.2
BBB	0.1
BBB-	0.3
BB+	0.1
NR	0.0(3)
Cash & Cash Equivalents	9.6
Total	100.00%

Top Ten Holdings	% of Fixed-Income Investments(4)
Federal National Mortgage Association, Pool TBA, 5.00%, 06/15/54	2.6%
Federal National Mortgage Association, Pool TBA, 4.00%, 06/15/54	2.4
U.S. Treasury Note, 4.75%, 10/15/26	2.0
Federal National Mortgage Association, Pool TBA, 4.50%, 06/15/54	2.0
Federal National Mortgage Association, Pool FM3003, 4.00%, 05/01/49	2.0
U.S. Treasury Note, 4.63%, 09/15/26	2.0
Federal National Mortgage Association, Pool FM2972, 4.00%, 12/01/44	1.7
U.S. Treasury Note, 2.50%, 05/31/24	1.5
Federal National Mortgage Association, Pool TBA, 3.50%, 06/15/54	1.2
Federal National Mortgage Association, Pool TBA, 3.00%, 06/15/54	1.1
Total	18.5%

Weighted Average Effective Net Duration
April 30, 2024	2.65 Years
High - April 30, 2024	2.65 Years
Low - January 31, 2024	1.70 Years

(1)	Includes variation margin on futures contracts.
(2)
The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s
Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from
AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

(3)	Amount is less than 0.1%.
(4)	Percentages are based on the long positions only. Money market funds and short positions are excluded.

Fund Performance Overview (Unaudited) (Continued)
First Trust Low Duration Opportunities ETF (LMBS) (Continued)

Performance of a $10,000 Initial Investment
November 4, 2014 - April 30, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
$12,370
$11,014
$10,993
11/4/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust Low Duration Opportunities ETF
ICE BofA 1-5 Year US Treasury & Agency Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in securitized product investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Low Duration Opportunities ETF (LMBS)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Low Duration Opportunities ETF (the “Fund” or “LMBS”). First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund’s portfolio and certain other services necessary for the management of the portfolio.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
James Snyder – Senior Vice President and Senior Portfolio Manager
Jeremiah Charles – Senior Vice President and Senior Portfolio Manager
Owen Aronson – Senior Investment Analyst and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Messrs. Snyder and Charles have served as part of the portfolio management team of the Fund since 2014 and Mr. Aronson since June 2023.

First Trust Low Duration Opportunities ETF (LMBS)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Low Duration Opportunities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (a) (b)
First Trust Low Duration Opportunities ETF (LMBS)
Actual	$1,000.00	$1,041.40	0.64%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.64%	$3.22

(a)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 82.7%
	Collateralized Mortgage Obligations — 37.2%
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
$5,750,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (a) (b)	7.33%	03/25/44	$5,762,240
	Federal Home Loan Mortgage Corporation
591	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	43
2,410	Series 1998-2102, Class Z	6.00%	12/15/28	2,398
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	150,440
81,762	Series 2002-2437, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 7.90% (c)	2.46%	01/15/29	3,260
124,462	Series 2003-2557, Class HL	5.30%	01/15/33	121,805
79,630	Series 2003-2564, Class AC	5.50%	02/15/33	79,502
192,724	Series 2003-2574, Class PE	5.50%	02/15/33	192,836
79,950	Series 2003-2577, Class LI, IO	5.50%	02/15/33	9,136
654,000	Series 2003-2581, Class LL	5.25%	03/15/33	649,432
12,813	Series 2003-2597, Class AE	5.50%	04/15/33	12,643
934,000	Series 2003-2613, Class LL	5.00%	05/15/33	920,409
282,780	Series 2003-2626, Class ZW	5.00%	06/15/33	268,286
616,462	Series 2003-2626, Class ZX	5.00%	06/15/33	537,004
227,297	Series 2004-2793, Class PE	5.00%	05/15/34	224,118
704,152	Series 2004-2891, Class ZA	6.50%	11/15/34	723,734
227,322	Series 2004-2907, Class DZ	4.00%	12/15/34	214,637
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	764,359
84,438	Series 2005-3031, Class BI, IO, (30 Day Average SOFR + CSA) ×-1+ 6.69% (c)	1.25%	08/15/35	5,856
1,653,760	Series 2005-3054, Class ZW	6.00%	10/15/35	1,672,899
24,725	Series 2005-3074, Class ZH	5.50%	11/15/35	23,676
134,216	Series 2006-243, Class 11, IO, STRIPS (d)	7.00%	08/15/36	18,146
76,544	Series 2006-3117, Class ZU	6.00%	02/15/36	77,495
3,143,178	Series 2006-3196, Class ZK	6.50%	04/15/32	3,197,992
26,459	Series 2007-3274, Class B	6.00%	02/15/37	26,500
156,519	Series 2007-3322, Class NF, (30 Day Average SOFR + CSA) × 2,566.67 - 16,683.33%, 0.00% Floor (b)	0.00%	05/15/37	134,211
31,340	Series 2007-3340, Class PF, 30 Day Average SOFR + CSA + 0.30% (b)	5.74%	07/15/37	30,793
60,603	Series 2007-3360, Class CB	5.50%	08/15/37	60,423
52,887	Series 2007-3380, Class FS, 30 Day Average SOFR + CSA + 0.35% (b)	5.79%	11/15/36	51,421
139,272	Series 2008-3406, Class B	6.00%	01/15/38	139,500
77,614	Series 2008-3413, Class B	5.50%	04/15/37	77,381
160,424	Series 2008-3420, Class AZ	5.50%	02/15/38	154,550
119,297	Series 2008-3448, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (c)	0.61%	05/15/38	430
1,276,092	Series 2009-3542, Class ZP	5.00%	06/15/39	1,257,407
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	166,709
831,535	Series 2009-3563, Class ZP	5.00%	08/15/39	794,107
856,793	Series 2009-3572, Class JS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.80% (c)	1.36%	09/15/39	43,150
37,105	Series 2009-3585, Class QZ	5.00%	08/15/39	30,244
87,648	Series 2009-3587, Class FX, 30 Day Average SOFR + CSA + 0.00% (b)	5.44%	12/15/37	78,531
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$318,379	Series 2009-3593, Class F, 30 Day Average SOFR + CSA + 0.50% (b)	5.93%	03/15/36	$313,907
990,190	Series 2009-3605, Class NC	5.50%	06/15/37	991,282
437,796	Series 2010-3622, Class PB	5.00%	01/15/40	431,756
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	100,527
462,495	Series 2010-3667, Class PL	5.00%	05/15/40	445,076
122,610	Series 2010-3704, Class ED	4.00%	12/15/36	121,676
550,000	Series 2010-3714, Class PB	4.75%	08/15/40	520,452
122,760	Series 2010-3735, Class IK, IO	3.50%	10/15/25	1,943
47,394	Series 2010-3735, Class JI, IO	4.50%	10/15/30	3,843
180,631	Series 2010-3740, Class SC, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.56%	10/15/40	12,868
163,806	Series 2010-3770, Class GZ	4.50%	10/15/40	133,429
535,101	Series 2011-3796, Class PB	5.00%	01/15/41	527,839
2,593,000	Series 2011-3820, Class NC	4.50%	03/15/41	2,444,069
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,311,217
2,009,306	Series 2011-3925, Class ZD	4.50%	09/15/41	1,847,035
7,126,371	Series 2011-3954, Class GS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.56%	11/15/41	584,290
283,034	Series 2012-267, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.56%	08/15/42	17,937
5,804,203	Series 2012-276, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.56%	09/15/42	486,577
325,604	Series 2012-3999, Class WA (d)	5.54%	08/15/40	324,753
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,666,022
18,275	Series 2012-4012, Class GC	3.50%	06/15/40	17,841
18,300	Series 2012-4015, Class KB	1.75%	05/15/41	16,251
138,504	Series 2012-4021, Class IP, IO	3.00%	03/15/27	3,758
1,231,058	Series 2012-4026, Class GZ	4.50%	04/15/42	1,083,797
182,749	Series 2012-4030, Class IL, IO	3.50%	04/15/27	4,294
388,118	Series 2012-4054, Class AI, IO	3.00%	04/15/27	8,185
718,436	Series 2012-4090, Class YZ	4.50%	08/15/42	566,522
22,673	Series 2012-4097, Class ES, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (c)	0.66%	08/15/42	1,794
2,126,421	Series 2012-4097, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (c)	0.61%	08/15/42	191,607
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	1,975,942
139,882	Series 2012-4103, Class HI, IO	3.00%	09/15/27	4,471
26,130	Series 2012-4116, Class AS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.15% (c)	0.71%	10/15/42	2,373
500,412	Series 2012-4121, Class HI, IO	3.50%	10/15/27	15,990
238,614	Series 2012-4136, Class TU, IO, (30 Day Average SOFR + CSA) ×-22.50+ 139.5%, 4.50% Cap (c)	4.50%	08/15/42	37,805
190,857	Series 2012-4145, Class YI, IO	3.00%	12/15/27	5,963
188,097	Series 2013-299, Class S1, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.56%	01/15/43	13,106
147,978	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	5,191
82,893	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	2,675
314,842	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	7,663
406,495	Series 2013-4151, Class DI, IO	3.50%	11/15/31	7,750
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$6,671,233	Series 2013-4170, Class CO, PO	(e)	11/15/32	$5,588,827
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	762,862
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	668,587
1,850,924	Series 2013-4193, Class AI, IO	3.00%	04/15/28	70,616
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	689,157
20,181,751	Series 2013-4199, Class BZ	3.50%	05/15/43	17,484,137
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	409,678
17,523,125	Series 2013-4213, Class GZ	3.50%	06/15/43	15,539,649
14,504,065	Series 2013-4218, Class ZK	2.50%	02/15/43	10,542,966
5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	4,630,080
11,838	Series 2013-4226, Class NS, (30 Day Average SOFR + CSA) × -3+ 10.50%, 0.00% Floor (c)	0.00%	01/15/43	5,952
2,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	2,212,452
28,336	Series 2013-4265, Class IB, IO (f)	4.50%	12/15/24	201
16,462,687	Series 2014-4316, Class BZ	3.00%	03/15/44	14,032,926
3,962,658	Series 2014-4316, Class XZ	4.50%	03/15/44	3,694,635
7,970,556	Series 2014-4329, Class VZ	4.00%	04/15/44	7,347,169
1,570,921	Series 2014-4387, Class IE, IO	2.50%	11/15/28	45,832
13,537,680	Series 2015-4499, Class CZ	3.50%	08/15/45	10,828,899
405,989	Series 2015-4512, Class W (d) (g)	5.40%	05/15/38	403,071
63,706	Series 2015-4520, Class AI, IO	3.50%	10/15/35	6,123
296,682	Series 2016-4546, Class PZ	4.00%	12/15/45	203,167
502,209	Series 2016-4546, Class ZT	4.00%	01/15/46	341,334
154,156	Series 2016-4568, Class MZ	4.00%	04/15/46	98,627
9,295,098	Series 2016-4570, Class ST, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.56%	04/15/46	830,134
7,555,503	Series 2016-4587, Class ZH	4.00%	03/15/44	6,633,247
946,189	Series 2016-4591, Class GI, IO	4.00%	12/15/44	122,779
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	655,254
136,619	Series 2016-4605, Class KS, (30 Day Average SOFR + CSA) × -1.57+ 4.71%, 0.00% Floor (c)	0.00%	08/15/43	77,732
144,684	Series 2016-4609, Class YI, IO	4.00%	04/15/54	5,726
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	462,170
2,502,200	Series 2018-4774, Class SL, IO, (30 Day Average SOFR + CSA) ×-1+ 6.20% (c)	0.76%	04/15/48	241,923
14,373,417	Series 2018-4798, Class GZ	4.00%	06/15/48	12,978,109
3,962,775	Series 2018-4826, Class ME	3.50%	09/15/48	3,444,634
2,402,320	Series 2018-4833, Class PY	4.00%	10/15/48	2,158,374
3,465,082	Series 2019-4872, Class BZ	4.00%	04/15/49	2,754,285
5,848,574	Series 2019-4910, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (c)	0.61%	06/15/49	525,141
9,473,736	Series 2019-4919, Class FP, 30 Day Average SOFR + CSA + 0.45% (b)	5.89%	09/25/49	9,265,871
9,743,489	Series 2019-4928, Class F, 30 Day Average SOFR + CSA + 0.50% (b)	5.94%	11/25/49	9,586,289
11,083,649	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (b)	5.89%	09/25/49	10,840,497
7,617,019	Series 2019-4938, Class BS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.56%	12/25/49	628,508
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,601,868	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (b)	5.94%	01/25/50	$2,552,521
8,295,051	Series 2019-4943, Class NS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.56%	01/25/50	635,599
13,383,557	Series 2020-4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (b)	5.89%	03/25/50	13,072,376
8,706,789	Series 2020-4959, Class LB	3.00%	03/25/40	7,256,416
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	629,851
5,045,582	Series 2020-4980, Class FP, 30 Day Average SOFR + CSA + 0.40% (b)	5.84%	07/25/49	4,920,136
14,330,742	Series 2020-4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (b)	5.84%	07/25/50	13,959,739
35,109,595	Series 2020-4991, Class DA	2.00%	02/25/44	31,874,221
34,134,724	Series 2020-5001, Class A	2.00%	01/25/45	30,415,036
36,240,770	Series 2020-5004, Class F, 30 Day Average SOFR + CSA + 0.35% (b)	5.79%	07/25/50	35,315,920
27,532,520	Series 2020-5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (b)	5.84%	08/25/50	26,563,477
11,215,531	Series 2020-5034, Class IO, IO (d)	0.29%	10/15/45	574,956
17,421,536	Series 2020-5045, Class AF, 30 Day Average SOFR + 0.25% (b)	5.58%	11/25/50	16,678,441
17,371,967	Series 2020-5045, Class BF, 30 Day Average SOFR + 0.30% (b)	5.63%	11/25/50	16,692,738
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	5,381,025
20,362,895	Series 2022-5201, Class PF, 30 Day Average SOFR + 0.30% (b)	5.63%	03/25/52	18,825,104
12,209,395	Series 2022-5208, Class HZ	3.50%	03/25/52	9,835,628
14,222,499	Series 2022-5208, Class Z	3.00%	04/25/52	10,136,646
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,095,440
12,794,657	Series 2022-5220, Class KZ	4.00%	02/25/51	10,807,765
6,261,183	Series 2022-5221, Class VE	3.50%	07/25/33	5,744,092
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	29,437,772
5,223,599	Series 2022-5222, Class BZ	3.50%	05/25/37	4,543,480
6,903,241	Series 2022-5222, Class DP	3.25%	05/25/52	6,368,292
13,817,669	Series 2022-5224, Class DZ	4.00%	04/25/52	11,604,402
11,220,684	Series 2022-5225, Class HZ	4.00%	08/25/51	8,959,455
14,939,996	Series 2022-5225, Class NZ	4.00%	05/25/52	12,007,888
8,771,788	Series 2022-5228, Class DZ	4.50%	06/25/52	7,350,591
8,917,916	Series 2022-5230, Class DL	3.50%	09/25/44	7,273,601
9,012,218	Series 2022-5232, Class GO, PO	(e)	08/25/51	3,442,154
9,017,622	Series 2022-5255, Class KZ	4.00%	09/25/52	7,179,767
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	5,421,304
11,276,852	Series 2022-5282, Class MB	4.75%	06/25/42	10,768,503
7,465,999	Series 2023-5357, Class OB, PO	(e)	11/25/53	5,531,792
	Federal National Mortgage Association Grantor Trust
1,687,001	Series 2005-T1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.40%, 5.41% Cap (b)	5.41%	05/25/35	1,614,844
	Federal National Mortgage Association
7,633	Series 1996-51, Class AY, IO	7.00%	12/18/26	316
6,319	Series 2001-34, Class SR, IO, (30 Day Average SOFR + CSA) × -1+ 8.10% (c)	2.66%	08/18/31	112
1,246	Series 2001-42, Class SB, (30 Day Average SOFR + CSA) ×-16 + 128.00%, 8.50% Cap (c)	8.50%	09/25/31	1,222
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$4,450	Series 2002-22, Class G	6.50%	04/25/32	$4,529
78,797	Series 2002-80, Class CZ	4.50%	09/25/32	71,457
53,053	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	9,104
47,781	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	5,768
124,581	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	15,789
8,082	Series 2003-14, Class AT	4.00%	03/25/33	7,855
23,617	Series 2003-21, Class OA	4.00%	03/25/33	22,821
58,388	Series 2003-32, Class UI, IO	6.00%	05/25/33	8,265
258,551	Series 2003-45, Class JB	5.50%	06/25/33	258,523
8,922	Series 2003-63, Class F1, 30 Day Average SOFR + CSA + 0.30% (b)	5.74%	11/25/27	8,885
355,000	Series 2003-71, Class NH	4.29%	08/25/33	328,897
149,646	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	17,450
152,094	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	21,088
31,530	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	3,839
45,296	Series 2003-348, Class 18, IO, STRIPS (d)	7.50%	12/25/33	6,445
172,491	Series 2004-25, Class LC	5.50%	04/25/34	172,757
188,145	Series 2004-25, Class UC	5.50%	04/25/34	188,435
47,945	Series 2004-28, Class ZH	5.50%	05/25/34	44,723
594,541	Series 2004-60, Class AC	5.50%	04/25/34	585,334
1,085,664	Series 2005-2, Class S, IO, (30 Day Average SOFR + CSA) ×-1 + 6.60% (c)	1.16%	02/25/35	60,913
226,822	Series 2005-2, Class TB, IO, (30 Day Average SOFR + CSA) × -1+ 5.90%, 0.40% Cap (c)	0.40%	07/25/33	1,488
64,784	Series 2005-29, Class ZT	5.00%	04/25/35	59,673
50,286	Series 2005-40, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 6.70% (c)	1.26%	05/25/35	3,043
340,847	Series 2005-52, Class TZ	6.50%	06/25/35	348,706
1,221,815	Series 2005-57, Class KZ	6.00%	07/25/35	1,206,938
27,674	Series 2005-79, Class NS, IO, (30 Day Average SOFR + CSA) × -1+ 6.09% (c)	0.65%	09/25/35	1,453
2,655,667	Series 2005-86, Class WZ	5.50%	10/25/35	2,614,842
63,545	Series 2005-95, Class WZ	6.00%	11/25/35	64,514
77,646	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	10,926
64,240	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	10,237
31,139	Series 2006-5, Class 2A2, 30 Day Average SOFR + CSA + 0.14% (b)	5.72%	02/25/35	30,925
14,058,890	Series 2006-5, Class N2, IO (g)	0.00%	02/25/35	8,787
32,720	Series 2006-15, Class IS, IO, (30 Day Average SOFR + CSA) × -1+ 6.58% (c)	1.14%	03/25/36	2,806
402,056	Series 2006-20, Class PI, IO, (30 Day Average SOFR + CSA) × -1+ 6.68% (c)	1.24%	11/25/30	9,272
29,367	Series 2006-31, Class PZ	6.00%	05/25/36	29,392
31,467	Series 2006-85, Class MZ	6.50%	09/25/36	32,071
147,708	Series 2006-117, Class GF, 30 Day Average SOFR + CSA + 0.35% (b)	5.79%	12/25/36	145,275
1,378,597	Series 2006-118, Class A1, 30 Day Average SOFR + CSA + 0.60% (b)	5.49%	12/25/36	1,342,620
313,274	Series 2007-7, Class KA	5.75%	08/25/36	306,197
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$18,414	Series 2007-25, Class FB, 30 Day Average SOFR + CSA + 0.33% (b)	5.77%	04/25/37	$17,979
929,125	Series 2007-57, Class ZG	4.75%	06/25/37	863,893
604,096	Series 2007-60, Class ZS	4.75%	07/25/37	555,698
488,804	Series 2007-68, Class AE	6.50%	07/25/37	494,598
225,967	Series 2007-116, Class PB	5.50%	08/25/35	226,462
52,245	Series 2007-117, Class MD	5.50%	07/25/37	51,817
2,184,370	Series 2007-W10, Class 3A (g)	3.91%	06/25/47	2,186,891
133,250	Series 2008-3, Class FZ, 30 Day Average SOFR + CSA + 0.55% (b)	5.99%	02/25/38	126,508
16,933	Series 2008-8, Class ZA	5.00%	02/25/38	15,890
5,049	Series 2008-17, Class IP, IO	6.50%	02/25/38	250
1,524,124	Series 2009-37, Class NZ	5.71%	02/25/37	1,496,072
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,229,377
2,262,166	Series 2009-85, Class J	4.50%	10/25/39	2,175,230
154,295	Series 2009-91, Class HL	5.00%	11/25/39	151,266
97,000	Series 2009-92, Class DB	5.00%	11/25/39	93,025
902,929	Series 2009-103, Class PZ	6.00%	12/25/39	895,015
131,929	Series 2009-106, Class SN, IO, (30 Day Average SOFR + CSA) ×-1+ 6.25% (c)	0.81%	01/25/40	8,060
297,806	Series 2009-109, Class PZ	4.50%	01/25/40	263,993
45,021	Series 2009-115, Class HZ	5.00%	01/25/40	43,473
324	Series 2009-398, Class C13, IO, STRIPS (f)	4.00%	06/25/24	0
214,313	Series 2010-3, Class DZ	4.50%	02/25/40	186,332
119,061	Series 2010-21, Class KO, PO	(e)	03/25/40	99,704
500,000	Series 2010-35, Class EP	5.50%	04/25/40	480,761
256,267	Series 2010-38, Class KC	4.50%	04/25/40	246,229
273,301	Series 2010-45, Class WB	5.00%	05/25/40	265,320
278,131	Series 2010-68, Class BI, IO	5.50%	07/25/50	62,344
73,727	Series 2010-115, Class PO, PO	(e)	04/25/40	61,953
178,945	Series 2010-129, Class SM, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.56%	11/25/40	4,324
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,548,965
139,344	Series 2011-9, Class AZ	5.00%	05/25/40	134,758
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,505,778
85,413	Series 2011-30, Class LS, IO (d)	0.10%	04/25/41	3,452
144,069	Series 2011-30, Class ZB	5.00%	04/25/41	136,534
258,983	Series 2011-52, Class GB	5.00%	06/25/41	255,029
302,744	Series 2011-73, Class PI, IO	4.50%	05/25/41	6,801
139,769	Series 2011-74, Class TQ, IO, (30 Day Average SOFR + CSA) × -6.43+ 55.93%, 4.50% Cap (c)	4.50%	12/25/33	16,686
715,527	Series 2011-101, Class EI, IO	3.50%	10/25/26	12,924
750,000	Series 2011-105, Class MB	4.00%	10/25/41	634,706
1,921,517	Series 2011-111, Class PZ	4.50%	11/25/41	1,778,424
2,823,507	Series 2011-123, Class JS, IO, (30 Day Average SOFR + CSA) × -1+ 6.65% (c)	1.21%	03/25/41	114,216
776,952	Series 2012-39, Class PB	4.25%	04/25/42	712,337
395,622	Series 2012-52, Class BZ	4.00%	05/25/42	337,992
60,054	Series 2012-66, Class DI, IO	3.50%	06/25/27	1,868
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$841,451	Series 2012-101, Class AI, IO	3.00%	06/25/27	$11,651
1,452,756	Series 2012-103, Class HI, IO	3.00%	09/25/27	40,738
121,743	Series 2012-118, Class IB, IO	3.50%	11/25/42	18,615
6,181,697	Series 2012-122, Class SD, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (c)	0.66%	11/25/42	520,588
435,138	Series 2012-133, Class KO, PO	(e)	12/25/42	192,826
456,104	Series 2012-138, Class MA	1.00%	12/25/42	367,657
744,112	Series 2012-146, Class QA	1.00%	01/25/43	605,508
237,195	Series 2012-409, Class 49, IO, STRIPS (d)	3.50%	11/25/41	34,472
264,706	Series 2012-409, Class 53, IO, STRIPS (d)	3.50%	04/25/42	38,368
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	450,711
202,907	Series 2013-13, Class IK, IO	2.50%	03/25/28	6,650
6,577,258	Series 2013-19, Class ZD	3.50%	03/25/43	5,410,609
53,099	Series 2013-23, Class ZB	3.00%	03/25/43	33,538
750,000	Series 2013-41, Class DB	3.00%	05/25/43	564,062
916,789	Series 2013-43, Class IX, IO	4.00%	05/25/43	177,311
303,593	Series 2013-52, Class MD	1.25%	06/25/43	241,530
427,988	Series 2013-55, Class AI, IO	3.00%	06/25/33	39,213
138,346	Series 2013-70, Class JZ	3.00%	07/25/43	116,307
65,223	Series 2013-75, Class FC, 30 Day Average SOFR + CSA + 0.25% (b)	5.69%	07/25/42	64,894
12,318,844	Series 2013-75, Class ZG	3.25%	07/25/43	9,035,074
379,979	Series 2013-105, Class BN	4.00%	05/25/43	314,233
129,522	Series 2013-105, Class KO, PO	(e)	10/25/43	109,478
195,852	Series 2013-106, Class KN	3.00%	10/25/43	141,764
17,713,004	Series 2013-115, Class Z	3.00%	11/25/33	16,410,709
43,645,621	Series 2013-119, Class VZ	3.00%	10/25/33	40,314,316
37,889,363	Series 2013-119, Class ZB	3.00%	12/25/33	34,929,457
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	923,778
13,958,427	Series 2014-12, Class ZB	3.00%	03/25/39	12,485,455
38,289	Series 2014-29, Class GI, IO	3.00%	05/25/29	1,396
300,932	Series 2014-46, Class KA (d)	6.50%	08/25/44	700,083
77,703	Series 2014-68, Class GI, IO	4.50%	10/25/43	5,293
639,172	Series 2014-82, Class GZ	4.00%	12/25/44	477,314
244,286	Series 2014-84, Class LI, IO	3.50%	12/25/26	4,817
875,000	Series 2015-16, Class MY	3.50%	04/25/45	687,573
117,854	Series 2015-76, Class BI, IO	4.00%	10/25/39	1,240
19,793	Series 2015-93, Class KI, IO	3.00%	09/25/44	268
5,032,823	Series 2016-2, Class EZ	2.50%	02/25/46	4,557,508
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	6,618,905
14,588,367	Series 2016-40, Class MS, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (c)	0.56%	07/25/46	1,582,441
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	8,641,222
5,376,109	Series 2016-62, Class SB, IO, (30 Day Average SOFR + CSA) × -1+ 6.10% (c)	0.66%	09/25/46	263,538
6,062,473	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (b)	5.94%	09/25/46	5,947,966
2,648,045	Series 2016-73, Class PI, IO	3.00%	08/25/46	461,364
315,040	Series 2016-74, Class HI, IO	3.50%	10/25/46	50,416
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$209,111	Series 2016-84, Class DF, 30 Day Average SOFR + CSA + 0.42% (b)	5.85%	11/25/46	$203,600
6,894,499	Series 2017-18, Class AS, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (c)	0.61%	03/25/47	731,054
597,364	Series 2017-46, Class BY	3.00%	06/25/47	407,902
12,826,105	Series 2017-50, Class BZ	3.00%	07/25/47	10,500,887
4,594,915	Series 2017-65, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 5.90% (c)	0.46%	09/25/47	381,604
4,279,588	Series 2017-84, Class ZK	3.50%	10/25/57	3,363,215
2,297,681	Series 2017-87, Class ZA	4.00%	11/25/57	1,695,136
2,737,976	Series 2018-17, Class Z	3.50%	03/25/48	2,006,669
21,261,252	Series 2018-84, Class ZM	4.00%	11/25/48	18,579,368
2,637,087	Series 2018-72, Class FB, 30 Day Average SOFR + CSA + 0.35% (b)	5.79%	10/25/58	2,553,137
3,988,851	Series 2018-86, Class DL	3.50%	12/25/48	3,526,864
2,119,634	Series 2018-92, Class DB	3.50%	01/25/49	1,870,458
6,542,974	Series 2018-94, Class AZ	4.00%	01/25/49	5,929,827
6,281,129	Series 2019-8, Class DY	3.50%	03/25/49	5,475,840
8,811,604	Series 2019-17, Class GZ	4.00%	11/25/56	7,140,510
8,718,112	Series 2019-26, Class GA	3.50%	06/25/49	7,640,323
3,574,423	Series 2019-27, Class HA	3.00%	06/25/49	3,061,061
5,771,348	Series 2019-29, Class HT	3.00%	06/25/49	4,926,717
4,868,252	Series 2019-34, Class JA	3.00%	07/25/49	4,167,565
3,009,057	Series 2019-37, Class A	3.00%	07/25/49	2,579,240
5,893,930	Series 2019-38, Class CF, 30 Day Average SOFR + CSA + 0.45% (b)	5.89%	07/25/49	5,761,449
11,372,794	Series 2019-41, Class SN, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (c)	0.61%	08/25/49	928,734
9,111,964	Series 2019-57, Class JA	2.50%	10/25/49	7,567,146
3,555,762	Series 2019-59, Class PT	2.50%	10/25/49	2,951,242
8,476,252	Series 2019-66, Class C	3.00%	11/25/49	7,161,706
17,661,843	Series 2019-70, Class WA, PO	(e)	11/25/42	14,571,223
10,801,117	Series 2020-9, Class SJ, IO, (30 Day Average SOFR + CSA) ×-1 + 6.00% (c)	0.56%	02/25/50	916,453
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,707,732
16,968,307	Series 2020-34, Class FA, 30 Day Average SOFR + CSA + 0.45% (b)	5.89%	06/25/50	16,595,464
6,577,334	Series 2020-38, Class NF, 30 Day Average SOFR + CSA + 0.45% (b)	5.89%	06/25/50	6,431,032
11,963,493	Series 2020-93, Class NI, IO	3.00%	01/25/51	1,123,076
8,759,241	Series 2021-18, Class JC	1.50%	04/25/36	7,637,416
12,218,564	Series 2023-44, Class PO, PO	(e)	10/25/53	9,012,741
	Government National Mortgage Association
121,928	Series 2003-4, Class MZ	5.50%	01/20/33	121,523
218,252	Series 2003-18, Class PG	5.50%	03/20/33	217,519
1,667,736	Series 2003-35, Class TZ	5.75%	04/16/33	1,587,322
140,513	Series 2003-62, Class MZ	5.50%	07/20/33	140,060
134,241	Series 2003-84, Class Z	5.50%	10/20/33	133,904
74,148	Series 2004-37, Class B	6.00%	04/17/34	74,549
435,669	Series 2004-49, Class MZ	6.00%	06/20/34	438,100
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$30,858	Series 2004-68, Class ZC	6.00%	08/20/34	$31,030
36,773	Series 2004-71, Class ST, (1 Mo. CME Term SOFR + CSA) × -6.25+ 44.50%, 7.00% Cap (c)	7.00%	09/20/34	36,613
210,432	Series 2004-88, Class SM, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.67%	10/16/34	4,734
262,389	Series 2004-105, Class JZ	5.00%	12/20/34	255,568
195,547	Series 2004-105, Class KA	5.00%	12/16/34	192,138
261,300	Series 2005-3, Class JZ	5.00%	01/16/35	245,006
261,300	Series 2005-3, Class KZ	5.00%	01/16/35	250,149
22,756	Series 2005-7, Class MA, (1 Mo. CME Term SOFR + CSA) × -2.81+ 18.97% (c)	3.67%	12/17/34	22,238
95,457	Series 2005-33, Class AY	5.50%	04/16/35	95,164
86,004	Series 2005-41, Class PA	4.00%	05/20/35	82,250
1,698,011	Series 2005-78, Class ZA	5.00%	10/16/35	1,667,553
151,634	Series 2005-93, Class PO, PO	(e)	06/20/35	135,426
447,260	Series 2006-38, Class OH	6.50%	08/20/36	446,163
209,843	Series 2006-61, Class ZA	5.00%	11/20/36	207,981
503,883	Series 2007-16, Class OZ	6.00%	04/20/37	508,379
99,039	Series 2007-27, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (c)	0.77%	05/20/37	2,441
78,078	Series 2007-41, Class OL, PO	(e)	07/20/37	69,213
145,981	Series 2007-42, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.75% (c)	1.32%	07/20/37	5,624
439,538	Series 2007-71, Class ZD	6.00%	11/20/37	439,646
164,623	Series 2007-81, Class FZ, 1 Mo. CME Term SOFR + CSA + 0.35% (b)	5.78%	12/20/37	164,057
70,646	Series 2008-33, Class XS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.70% (c)	2.27%	04/16/38	4,566
389,270	Series 2008-47, Class ML	5.25%	06/16/38	385,500
113,963	Series 2008-54, Class PE	5.00%	06/20/38	110,650
323,185	Series 2008-71, Class JI, IO	6.00%	04/20/38	12,435
85,743	Series 2009-14, Class KI, IO	6.50%	03/20/39	7,983
28,135	Series 2009-14, Class KS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.30% (c)	0.87%	03/20/39	655
67,488	Series 2009-25, Class SE, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.60% (c)	2.17%	09/20/38	2,404
2,391,696	Series 2009-29, Class PC	7.00%	05/20/39	2,444,952
453,828	Series 2009-32, Class SZ	5.50%	05/16/39	457,021
3,732,388	Series 2009-57, Class VB	5.00%	06/16/39	3,657,720
317,002	Series 2009-61, Class PZ	7.50%	08/20/39	333,198
6,962,240	Series 2009-61, Class WQ, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (c)	0.82%	11/16/35	430,253
871,020	Series 2009-69, Class ZB	6.00%	08/20/39	848,559
455,000	Series 2009-75, Class JN	5.50%	09/16/39	433,071
681,186	Series 2009-78, Class KZ	5.50%	09/16/39	654,247
80,543	Series 2009-79, Class OK, PO	(e)	11/16/37	69,023
160,279	Series 2009-81, Class TZ	5.50%	09/20/39	153,201
69,000	Series 2009-94, Class AL	5.00%	10/20/39	67,092
2,959,508	Series 2009-106, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.67%	04/20/36	99,818
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$55,145	Series 2009-106, Class WZ	5.50%	11/16/39	$52,390
732,000	Series 2009-126, Class LB	5.00%	12/20/39	698,394
13,573	Series 2010-4, Class WA	3.00%	01/16/40	12,664
1,035,249	Series 2010-59, Class ZD	6.50%	05/20/40	1,058,758
918,388	Series 2010-85, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (c)	1.17%	07/20/37	25,939
89,000	Series 2010-116, Class BM	4.50%	09/16/40	81,549
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,347,843
498,962	Series 2010-157, Class OP, PO	(e)	12/20/40	409,402
298,292	Series 2011-4, Class PZ	5.00%	01/20/41	288,769
771,202	Series 2011-35, Class BP	4.50%	03/16/41	720,355
128,533	Series 2011-48, Class LI, IO	5.50%	01/16/41	11,552
4,722,880	Series 2011-61, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.47% (c)	1.04%	02/20/38	129,325
34,679	Series 2011-63, Class BI, IO	6.00%	02/20/38	1,460
1,135,900	Series 2011-81, Class IC, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.72%, 0.62% Cap (c)	0.62%	07/20/35	9,329
98,928	Series 2011-112, Class IP, IO	0.50%	08/16/26	1
239,265	Series 2011-129, Class CL	5.00%	03/20/41	231,405
31,737	Series 2011-151, Class TB, IO, (1 Mo. CME Term SOFR + CSA) ×-70+ 465.50%, 3.50% Cap (c)	3.50%	04/20/41	2,235
5,846,654	Series 2012-84, Class QS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.67%	07/16/42	266,014
6,711,842	Series 2012-84, Class SJ, (1 Mo. CME Term SOFR + CSA) × -0.57+ 2.51%, 0.00% Floor (c)	0.00%	07/16/42	3,641,146
251,623	Series 2012-108, Class KB	2.75%	09/16/42	183,734
1,641,781	Series 2012-143, Class TI, IO	3.00%	12/16/27	47,499
1,243,804	Series 2012-149, Class PC (d)	6.32%	12/20/42	1,256,060
58,921	Series 2013-5, Class IA, IO	3.50%	10/16/42	7,297
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,728,940
134,611	Series 2013-69, Class PI, IO	5.00%	05/20/43	12,361
953,680	Series 2013-70, Class PM	2.50%	05/20/43	704,166
1,227,014	Series 2013-91, Class PB	3.50%	09/20/42	1,195,125
668,840	Series 2013-130, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.67%	09/20/43	59,897
688,000	Series 2013-183, Class PB	4.50%	12/20/43	625,406
1,186,848	Series 2014-44, Class IC, IO	3.00%	04/20/28	38,261
5,066,754	Series 2014-44, Class ID, IO (d) (g)	0.33%	03/16/44	45,561
15,875	Series 2014-91, Class JI, IO	4.50%	01/20/40	899
633,349	Series 2014-94, Class Z	4.50%	01/20/44	575,276
718,796	Series 2014-115, Class QI, IO	3.00%	03/20/29	8,130
2,273,609	Series 2014-116, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 5.60% (c)	0.17%	08/20/44	185,624
954,745	Series 2014-118, Class TV, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (c)	0.82%	05/20/44	66,536
11,649,831	Series 2015-24, Class BZ	3.00%	02/20/45	9,886,759
3,857,245	Series 2015-66, Class LI, IO	5.00%	05/16/45	395,057
9,260	Series 2015-95, Class IK, IO (d) (f)	0.00%	05/16/37	0
5,399,324	Series 2015-123, Class ZA	3.50%	09/20/45	4,634,129
967,491	Series 2015-124, Class DI, IO	3.50%	01/20/38	6,650
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$322,987	Series 2015-137, Class WA (d) (g)	5.55%	01/20/38	$321,131
246,083	Series 2015-138, Class MI, IO	4.50%	08/20/44	23,276
40,511	Series 2015-151, Class KW (d)	4.51%	04/20/34	38,822
20,464,520	Series 2015-164, Class MZ	3.00%	09/20/45	14,560,772
2,913,503	Series 2015-168, Class GI, IO	5.50%	02/16/33	405
204,357	Series 2016-16, Class KZ	3.00%	02/16/46	148,446
5,537,101	Series 2016-37, Class AF, 1 Mo. CME Term SOFR + CSA + 0.47% (b)	5.91%	11/20/43	5,351,401
26,480	Series 2016-55, Class PB (d)	5.62%	03/20/31	26,231
770,470	Series 2016-69, Class WI, IO	4.50%	05/20/46	182,673
2,162,425	Series 2016-75, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.00% (c)	0.57%	05/20/40	127,327
363,989	Series 2016-78, Class UI, IO	4.00%	06/20/46	56,182
7,231,381	Series 2016-83, Class BP	3.00%	06/20/46	5,654,494
254,802	Series 2016-99, Class JA (d)	5.51%	11/20/45	253,184
1,086,343	Series 2016-109, Class ZM	3.50%	08/20/36	906,788
5,134,587	Series 2016-111, Class PI, IO	3.50%	06/20/45	451,605
6,377,695	Series 2016-120, Class AS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.67%	09/20/46	622,279
464,000	Series 2016-141, Class PC	5.00%	10/20/46	426,970
344,291	Series 2016-145, Class LZ	3.00%	10/20/46	221,677
6,966,508	Series 2016-156, Class ZM	3.50%	11/20/46	6,056,126
303,000	Series 2016-160, Class LE	2.50%	11/20/46	194,885
159,954	Series 2016-167, Class KI, IO	6.00%	12/16/46	20,128
1,844,039	Series 2017-12, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.67%	01/20/47	177,715
1,027,084	Series 2017-17, Class KZ	4.50%	02/20/47	866,564
3,187,285	Series 2017-32, Class DI, IO	5.50%	05/20/35	445,645
6,418,914	Series 2017-33, Class PZ	3.00%	02/20/47	4,944,176
3,482,164	Series 2017-56, Class BI, IO	6.00%	04/16/47	504,494
3,204,600	Series 2017-123, Class IO, IO	5.00%	08/16/47	646,134
3,991,715	Series 2017-130, Class LS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (c)	0.77%	08/16/47	259,526
3,138,050	Series 2017-133, Class JI, IO	7.00%	06/20/41	368,154
2,936,674	Series 2017-186, Class TI, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.50%, 0.50% Cap (c)	0.50%	05/20/40	35,706
950,063	Series 2018-44, Class Z	2.50%	09/20/47	640,326
4,079,116	Series 2018-79, Class IO, IO	5.00%	06/20/48	582,876
4,862,852	Series 2018-131, Class IA, IO	5.00%	04/20/44	950,013
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	8,647,044
6,380,707	Series 2018-155, Class KD	4.00%	11/20/48	5,795,288
3,782,644	Series 2018-160, Class GY	4.50%	11/20/48	3,442,630
5,661,948	Series 2018-78I, Class EZ	3.00%	04/20/48	4,809,369
895,965	Series 2019-27, Class DI, IO	5.50%	01/20/40	135,047
8,841,623	Series 2019-128, Class EF, 1 Mo. CME Term SOFR + CSA + 0.57%, 4.00% Cap (b)	4.00%	10/20/49	7,954,765
2,009,460	Series 2019-128, Class ES, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 3.43%, 0.00% Floor (c)	0.00%	10/20/49	16,452
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	629,462
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	2,806,619
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	$1,531,386
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,445,681
6,124,969	Series 2021-46, Class IL, IO	3.00%	03/20/51	764,351
33,847,982	Series 2022-63, Class AZ	3.00%	08/20/51	25,029,530
17,486,462	Series 2022-63, Class BZ	3.50%	11/20/46	13,601,085
20,146,666	Series 2022-63, Class HZ	2.50%	11/20/51	13,347,879
11,602,045	Series 2022-63, Class MZ	3.00%	05/20/51	8,025,920
16,371,668	Series 2022-65, Class BZ	3.50%	04/20/52	11,607,291
7,487,947	Series 2022-68, Class DZ	3.50%	04/20/52	5,175,442
13,051,095	Series 2022-68, Class MZ	3.50%	04/20/52	9,391,508
20,738,828	Series 2022-68, Class XA	3.50%	02/20/49	19,166,412
13,472,548	Series 2022-68, Class Z	3.50%	04/20/52	10,048,428
18,114,068	Series 2022-68, Class ZC	3.50%	04/20/52	12,692,281
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	10,418,592
14,889,028	Series 2022-76, Class PG	4.00%	04/20/52	14,035,260
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	7,918,359
14,671,841	Series 2022-90, Class KZ	3.00%	04/20/51	10,059,714
8,890,825	Series 2022-90, Class ZG	1.50%	02/20/52	4,092,891
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	18,229,330
12,000,000	Series 2022-124, Class MY	3.50%	07/20/52	9,723,342
9,431,035	Series 2022-146, Class MF, 30 Day Average SOFR + 0.45% (b)	5.78%	08/20/52	9,161,369
10,250,349	Series 2022-154, Class EZ	3.50%	09/20/52	7,510,857
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	8,817,368
	Seasoned Credit Risk Transfer Trust
8,541,108	Series 2018-2, Class MA	3.50%	11/25/57	8,003,693
7,939,792	Series 2018-3, Class MA	3.50%	08/25/57	7,447,155
32,550,026	Series 2018-4, Class MA	3.50%	03/25/58	30,216,475
20,775,055	Series 2019-1, Class MA	3.50%	07/25/58	19,308,747
10,662,313	Series 2019-2, Class HA	3.00%	08/25/58	9,588,492
20,666,297	Series 2019-2, Class MA	3.50%	08/25/58	19,089,930
10,992,979	Series 2019-3, Class HA	3.00%	10/25/58	9,874,944
4,839,322	Series 2019-3, Class MA	3.50%	10/25/58	4,484,873
22,933,652	Series 2020-2, Class MAU	2.50%	11/25/59	20,251,500
	Seasoned Loans Structured Transaction Trust
15,187,748	Series 2019-2, Class A1C	2.75%	09/25/29	13,775,590
3,758,501	Series 2019-3, Class A1C	2.75%	11/25/29	3,428,689
4,850,151	Series 2021-1, Class A1D	2.00%	05/26/31	4,269,588
21,141,048	Series 2021-1, Class AC	2.25%	05/26/31	18,319,374
10,000,000	Series 2022-1, Class A2	3.50%	05/25/32	8,756,307
				1,478,820,679
	Commercial Mortgage-Backed Securities — 13.0%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
79,276,000	Series 2020-RR02, Class DX, IO (d)	1.82%	09/27/28	5,117,282
150,334,000	Series 2020-RR06, Class BX, IO (d)	1.84%	05/27/33	15,062,467
37,600,000	Series 2020-RR09, Class AX, IO (d)	2.63%	11/27/28	3,535,302
47,500,000	Series 2020-RR09, Class BX, IO (d)	2.20%	02/27/29	4,032,869
96,907,000	Series 2020-RR10, Class X, IO (d)	2.01%	12/27/27	5,016,682
112,919,000	Series 2020-RR11, Class AX, IO (d)	2.84%	01/27/29	10,583,062
44,186,605	Series 2020-RR11, Class BX, IO (d)	2.44%	12/27/28	2,760,651
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multiclass Certificates (Continued)
$35,211,783	Series 2021-P009, Class X, IO (g)	1.45%	01/25/31	$1,306,674
4,012,485	Series 2021-P011, Class X1, IO (g)	1.78%	09/25/45	458,867
112,345,000	Series 2021-RR15, Class X, IO (g)	1.56%	10/27/34	10,966,366
100,924,000	Series 2021-RR18, Class X, IO (g)	1.90%	10/27/28	5,883,844
32,013,000	Series 2021-RR19, Class X, IO (g)	1.98%	04/27/29	1,542,681
55,000,000	Series 2021-RR20, Class X, IO (g)	1.85%	04/25/33	6,766,974
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
128,644,992	Series 2015-K047, Class X3, IO (g)	1.55%	06/25/43	1,881,150
713,292	Series 2016-K054, Class A1	2.30%	01/25/25	704,052
19,868,000	Series 2016-K152, Class A2	3.08%	01/25/31	17,643,636
276,214,688	Series 2016-KIR1, Class X, IO (g)	1.16%	03/25/26	4,353,530
1,900,000	Series 2018-K157, Class A3	3.99%	08/25/33	1,729,291
8,000,000	Series 2018-K158, Class A3	3.90%	10/25/33	7,238,809
1,812,784	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (b)	5.87%	10/25/28	1,812,117
73,720,587	Series 2019-K097, Class X1, IO (g)	1.22%	07/25/29	3,383,922
57,238,950	Series 2019-K099, Class X1, IO (g)	1.00%	09/25/29	2,168,549
57,790,000	Series 2019-K099, Class XAM, IO (g)	1.26%	09/25/29	2,980,774
124,922,501	Series 2019-K100, Class X1, IO (g)	0.77%	09/25/29	3,594,720
69,092,361	Series 2019-K101, Class X1, IO (d)	0.95%	10/25/29	2,528,103
64,993,000	Series 2019-K102, Class XAM, IO (d)	1.20%	10/25/29	3,228,462
59,029,000	Series 2019-K103, Class XAM, IO (g)	1.02%	11/25/29	2,510,226
99,361,409	Series 2019-K734, Class X1, IO (g)	0.78%	02/25/26	804,241
68,018,000	Series 2019-K734, Class XAM, IO (g)	0.55%	02/25/26	515,528
41,201,451	Series 2019-K735, Class X1, IO (g)	1.09%	05/25/26	612,567
53,342,598	Series 2019-K736, Class X1, IO (g)	1.41%	07/25/26	1,129,524
28,515,193	Series 2019-K1510, Class X1, IO (g)	0.64%	01/25/34	920,448
15,741,580	Series 2019-K1511, Class X1, IO (g)	0.93%	03/25/34	800,011
157,584,965	Series 2019-K1512, Class X1, IO (g)	1.05%	04/25/34	9,126,691
56,689,526	Series 2019-K1513, Class X1, IO (g)	0.99%	08/25/34	3,211,280
35,529,637	Series 2020-K109, Class XAM, IO (g)	1.92%	04/25/30	3,174,140
120,972,028	Series 2020-K110, Class X1, IO (g)	1.81%	04/25/30	9,189,059
24,006,055	Series 2020-K110, Class XAM, IO (g)	1.98%	04/25/30	2,196,775
29,273,633	Series 2020-K112, Class XAM, IO (g)	1.77%	05/25/30	2,471,737
82,019,000	Series 2020-K113, Class XAM, IO (g)	1.69%	06/25/30	6,557,526
53,269,611	Series 2020-K114, Class XAM, IO (g)	1.44%	06/25/30	3,619,244
120,232,027	Series 2020-K115, Class X1, IO (g)	1.42%	06/25/30	7,636,693
55,537,412	Series 2020-K115, Class XAM, IO (g)	1.65%	07/25/30	4,369,711
16,343,379	Series 2020-K116, Class X1, IO (g)	1.53%	07/25/30	1,093,467
55,652,865	Series 2020-K116, Class XAM, IO (g)	1.70%	08/25/30	4,593,766
8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	6,429,634
63,500,000	Series 2020-K117, Class XAM, IO (g)	1.53%	09/25/30	4,734,388
77,068,132	Series 2020-K118, Class X1, IO (g)	1.05%	09/25/30	3,649,523
37,151,661	Series 2020-K118, Class XAM, IO (g)	1.26%	09/25/30	2,287,744
51,000,000	Series 2020-K119, Class XAM, IO (g)	1.23%	10/25/30	3,046,317
77,535,017	Series 2020-K120, Class XAM, IO (g)	1.31%	10/25/30	4,981,191
28,023,496	Series 2020-K121, Class X1, IO (g)	1.12%	10/25/30	1,397,319
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$24,471,000	Series 2020-K121, Class XAM, IO (g)	1.29%	11/25/30	$1,573,461
77,695,441	Series 2020-K122, Class X1, IO (g)	0.97%	11/25/30	3,427,115
35,410,560	Series 2020-K122, Class XAM, IO (g)	1.17%	11/25/30	2,064,110
73,501,114	Series 2020-K737, Class X1, IO (d)	0.74%	10/25/26	842,551
38,645,000	Series 2020-K738, Class XAM, IO (d)	1.48%	03/25/27	1,348,823
128,707,428	Series 2020-K739, Class X1, IO (g)	1.30%	09/25/27	3,898,213
46,072,531	Series 2020-K739, Class XAM, IO (g)	1.66%	09/25/27	2,061,741
70,811,000	Series 2020-K740, Class XAM, IO (g)	1.19%	10/25/27	2,286,268
89,576,181	Series 2020-K1515, Class X1, IO (g)	1.64%	02/25/35	9,676,064
44,542,981	Series 2020-K1516, Class X1, IO (g)	1.63%	05/25/35	5,141,623
55,700,982	Series 2020-K1517, Class X1, IO (g)	1.44%	07/25/35	5,605,518
116,216,734	Series 2020-KG04, Class X1, IO (g)	0.94%	11/25/30	4,912,226
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	4,601,225
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	3,816,177
64,367,000	Series 2021-K128, Class XAM, IO (g)	0.83%	03/25/31	2,701,232
145,743,081	Series 2021-K129, Class X1, IO (g)	1.14%	05/25/31	7,735,183
43,636,000	Series 2021-K129, Class XAM, IO (g)	1.32%	05/25/31	3,019,284
41,565,013	Series 2021-K130, Class XAM, IO (g)	1.32%	07/25/31	2,970,959
58,530,863	Series 2021-K131, Class XAM, IO (g)	1.04%	07/25/31	3,295,680
78,491,000	Series 2021-K132, Class XAM, IO (g)	0.96%	09/25/31	3,916,497
107,703,000	Series 2021-K741, Class XAM, IO (g)	1.03%	12/25/27	3,208,446
106,136,307	Series 2021-K744, Class X1, IO (g)	0.96%	07/25/28	3,174,696
9,705,284	Series 2021-K1522, Class A1	1.91%	11/25/35	7,707,911
159,036,690	Series 2021-KG05, Class X1, IO (g)	0.40%	01/25/31	2,707,345
200,000,000	Series 2022-K148, Class XAM, IO (g)	0.39%	08/25/32	3,954,552
14,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	13,938,506
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
98,129,637	Series 2014-K039, Class X3, IO (g)	2.13%	08/25/42	1,174,886
	Federal National Mortgage Association Alternative Credit Enhancement Securities
28,153,920	Series 2023-M1, Class 2A1 (g)	4.05%	12/25/37	25,894,453
25,191,241	Series 2023-M1, Class Z (g)	4.05%	01/25/53	18,609,834
12,598,413	Series 2024-M3, Class Z (g)	4.63%	04/25/53	10,002,431
	FREMF Mortgage Trust
4,505,000	Series 2015-K44, Class B (a) (g)	3.85%	01/25/48	4,421,026
8,205,000	Series 2015-K45, Class B (a) (g)	3.72%	04/25/48	8,038,815
7,498,000	Series 2019-KL4F, Class BAS (a) (g)	4.44%	10/25/25	7,247,412
	Government National Mortgage Association
2,854,112	Series 2011-31, Class Z (d)	3.53%	09/16/52	2,505,997
19,595,035	Series 2012-120, Class Z (d)	2.46%	01/16/55	11,938,005
88,202	Series 2013-74, Class AG (g)	2.59%	12/16/53	70,443
4,747	Series 2013-194, Class AE (d)	2.75%	11/16/44	4,396
17,030,982	Series 2015-30, Class DZ	2.95%	05/16/55	14,272,210
3,567,315	Series 2015-125, Class VA (d)	2.70%	05/16/35	3,309,982
3,307,104	Series 2017-23, Class Z	2.50%	05/16/59	1,856,332
4,303,024	Series 2017-35, Class Z (d)	2.50%	05/16/59	2,504,286
2,163,556	Series 2017-106, Class AE	2.60%	12/16/56	1,734,484
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$2,738,618	Series 2017-146, Class Z	2.60%	09/16/57	$1,608,190
4,499,384	Series 2018-4, Class Z	2.50%	10/16/59	2,376,760
17,994,114	Series 2018-123, Class Z	2.50%	06/16/60	12,706,701
25,735,727	Series 2018-170, Class Z	2.50%	11/16/60	18,011,692
19,013,923	Series 2019-7, Class Z	2.50%	01/16/61	11,552,546
1,963,500	Series 2019-104, Class Z	2.80%	05/16/61	1,016,969
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,335,602
9,045,606	Series 2020-169, Class Z	1.83%	06/16/62	3,144,209
23,285,771	Series 2022-43, Class Z	2.00%	09/16/61	11,286,439
19,855,464	Series 2022-106, Class Z	2.00%	05/16/63	11,103,131
				516,652,223
	Pass-Through Securities — 32.5%
	Federal Home Loan Mortgage Corporation
907,023	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (b)	4.93%	12/01/48	873,303
65,582	Pool A19763	5.00%	04/01/34	63,414
279,067	Pool A47828	3.50%	08/01/35	255,081
128,968	Pool A47937	5.50%	08/01/35	128,631
56,533	Pool A48972	5.50%	05/01/36	56,385
54,897	Pool A54675	5.50%	01/01/36	54,754
122,471	Pool A65324	5.50%	09/01/37	122,151
68,789	Pool A97294	4.00%	02/01/41	63,296
525,234	Pool B70791	4.00%	06/01/39	506,152
2,124	Pool C01310	6.50%	03/01/32	2,161
8,425	Pool C03458	5.00%	02/01/40	8,189
76,709	Pool C04269	3.00%	10/01/42	66,236
12,252	Pool C91482	3.50%	07/01/32	11,578
4,925	Pool E02883	4.00%	04/01/26	4,843
10,312	Pool G01443	6.50%	08/01/32	10,459
183,042	Pool G02017	5.00%	12/01/35	179,053
84,213	Pool G04814	5.50%	10/01/38	83,993
12,859	Pool G05173	4.50%	11/01/31	12,534
203,158	Pool G05275	5.50%	02/01/39	202,625
47,367	Pool G05449	4.50%	05/01/39	45,100
140,641	Pool G06583	5.00%	06/01/41	136,700
331,278	Pool G07100	5.50%	07/01/40	330,410
36,203	Pool G07266	4.00%	12/01/42	33,132
249,713	Pool G07329	4.00%	01/01/43	229,839
266,623	Pool G07683	4.00%	03/01/44	245,197
1,383	Pool G08113	6.50%	02/01/36	1,409
3,120	Pool G13733	5.00%	11/01/24	3,099
8,743	Pool G14088	4.00%	02/01/26	8,644
805	Pool G14106	6.00%	10/01/24	812
87,319	Pool G14348	4.00%	10/01/26	86,445
770	Pool G14376	4.00%	09/01/25	762
29	Pool G14995	5.50%	12/01/24	29
28	Pool G15821	5.00%	07/01/25	27
17,407	Pool G15949	4.00%	01/01/29	17,226
7,067	Pool G60020	4.50%	12/01/43	6,620
299,264	Pool G60114	5.50%	06/01/41	298,480
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$469,424	Pool G60168	4.50%	07/01/45	$444,722
170,617	Pool G60194	3.50%	08/01/45	151,341
160,170	Pool G60808	3.00%	10/01/46	136,497
2,153	Pool H09034	5.50%	05/01/37	2,130
71	Pool J09798	4.00%	05/01/24	71
1,531	Pool J10623	4.00%	09/01/24	1,520
70,644	Pool N70075	5.00%	01/01/35	68,810
206,703	Pool N70081	5.50%	07/01/38	199,845
44,153	Pool Q07189	4.00%	04/01/42	40,640
14,976	Pool Q07479	3.50%	04/01/42	13,453
62,212	Pool Q11791	3.50%	10/01/42	55,882
42,309	Pool Q11836	3.50%	10/01/42	38,004
308,411	Pool Q14034	3.50%	12/01/42	277,049
310,340	Pool Q54651	4.50%	03/01/48	295,748
645,855	Pool Q55037	4.50%	04/01/48	615,495
1,624,108	Pool Q61217	4.00%	01/01/49	1,482,407
9,778,829	Pool SC0252	3.00%	01/01/42	8,425,690
9,394,558	Pool SD0887	3.50%	09/01/49	8,367,773
14,848,025	Pool SD0948	3.00%	05/01/47	12,694,121
20,867,320	Pool SD0949	3.00%	09/01/48	17,927,634
15,564,665	Pool SD0954	3.00%	02/01/47	13,420,811
10,147,664	Pool SD0961	3.50%	11/01/48	9,020,596
10,158,582	Pool SD1169	3.50%	02/01/48	9,077,215
17,928,048	Pool SD1170	3.50%	09/01/49	15,865,140
4,967,065	Pool SD1289	3.00%	10/01/50	4,219,204
6,722,812	Pool SD1361	3.50%	02/01/50	5,999,531
33,340,163	Pool SD3140	3.50%	06/01/52	28,779,594
10,111,023	Pool SD4005	4.00%	12/01/49	9,334,326
17,302,323	Pool SD7509	3.00%	11/01/49	14,605,425
216,347	Pool U50165	4.00%	05/01/32	207,392
1,488,547	Pool U59020	4.00%	06/01/35	1,411,944
835,470	Pool U64762	4.50%	10/01/45	792,580
44,049	Pool U80212	3.50%	02/01/33	41,309
65,411	Pool U90245	3.50%	10/01/42	58,528
643,306	Pool U90690	3.50%	06/01/42	569,247
8,942	Pool U90932	3.00%	02/01/43	7,728
71,857	Pool U99045	3.50%	03/01/43	64,293
82,198	Pool U99084	4.50%	02/01/44	78,302
40,534	Pool U99091	4.50%	03/01/44	38,302
105,291	Pool U99096	4.50%	05/01/44	99,495
9,952,694	Pool ZA4196	3.00%	04/01/43	8,550,504
14,810,475	Pool ZL8982	3.50%	01/01/45	13,233,710
1,106,287	Pool ZS2492	6.50%	04/01/35	1,142,698
18,781,841	Pool ZS9446	3.50%	08/01/45	16,742,074
25,071,088	Pool ZS9776	3.50%	08/01/46	22,185,862
45,485,080	Pool ZT0779	3.00%	09/01/47	38,275,811
	Federal National Mortgage Association
29,987	Pool 190371	6.50%	07/01/36	30,499
16,991	Pool 255190	5.50%	05/01/34	16,923
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$3,947	Pool 255984	4.50%	11/01/25	$3,897
49,693	Pool 256181	5.50%	03/01/36	49,048
4,302	Pool 256808	5.50%	07/01/37	4,208
32,796	Pool 256936	6.00%	10/01/37	32,917
16,323,148	Pool 310208	3.00%	03/01/48	13,488,710
16,452,573	Pool 310211	3.50%	07/01/48	14,184,833
7,712	Pool 555851	6.50%	01/01/33	7,792
225,250	Pool 735415	6.50%	12/01/32	230,761
31,264	Pool 747097	6.00%	10/01/29	31,048
179,198	Pool 788149	5.50%	05/01/33	178,621
182,627	Pool 850000	5.50%	01/01/36	181,898
31,278	Pool 871039	5.50%	02/01/37	30,813
62,346	Pool 888163	7.00%	12/01/33	63,682
7,542	Pool 890149	6.50%	10/01/38	7,787
4,082	Pool 890231	5.00%	07/01/25	4,038
614,944	Pool 890556	4.50%	10/01/43	578,016
7,351	Pool 930562	5.00%	02/01/39	7,159
83,066	Pool 953115	5.50%	11/01/38	82,734
27,261	Pool 976871	6.50%	08/01/36	27,569
11,076	Pool 995097	6.50%	10/01/37	11,437
54,951	Pool 995149	6.50%	10/01/38	55,405
28,083	Pool 995228	6.50%	11/01/38	29,232
77,000	Pool AA3303	5.50%	06/01/38	74,112
3,113	Pool AB2133	4.00%	01/01/26	3,061
812,018	Pool AB2506	5.00%	03/01/41	787,132
961,698	Pool AB2959	4.50%	07/01/40	921,133
406,840	Pool AB8676	3.50%	05/01/42	358,434
818	Pool AC1232	5.00%	07/01/24	812
57	Pool AD0889	6.00%	09/01/24	57
5,530	Pool AD5222	4.50%	05/01/30	5,398
133,796	Pool AE0137	4.50%	03/01/36	127,420
2,163,141	Pool AE7733	5.00%	11/01/40	2,099,532
373,037	Pool AE9959	5.00%	03/01/41	361,605
180,414	Pool AH0979	3.50%	01/01/41	159,610
73,189	Pool AH1141	4.50%	12/01/40	69,588
93,615	Pool AI6093	4.50%	06/01/31	91,264
18,382	Pool AI6581	4.50%	07/01/41	17,477
260,924	Pool AI9114	4.00%	06/01/42	239,691
1,130,762	Pool AI9124	4.00%	08/01/42	1,038,685
864,427	Pool AI9158	6.50%	01/01/41	914,210
52,687	Pool AL0212	5.50%	02/01/38	52,477
55,333	Pool AL2142	6.50%	09/01/38	56,430
59,599	Pool AL2892	3.50%	12/01/42	53,464
351,886	Pool AL3093	3.50%	02/01/43	315,630
415,878	Pool AL5890	4.50%	03/01/43	395,424
2,384	Pool AL6948	5.00%	09/01/25	2,366
339,883	Pool AL7637	5.00%	01/01/42	330,685
838,216	Pool AL7905	4.50%	03/01/34	809,536
12,060,420	Pool AL9401	4.00%	02/01/46	11,134,571
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$6,174,633	Pool AL9566	3.50%	06/01/46	$5,518,736
1,045,998	Pool AL9777	4.50%	01/01/47	989,331
173,917	Pool AP1197	3.50%	09/01/42	156,006
103,320	Pool AP7963	4.00%	09/01/42	95,594
1,372,159	Pool AQ0411	3.50%	10/01/42	1,230,966
206,286	Pool AQ9999	3.00%	02/01/43	178,021
1,908,848	Pool AS1719	5.00%	02/01/44	1,851,072
149,595	Pool AS7211	3.00%	04/01/46	129,128
28,855,216	Pool AS7738	3.00%	08/01/46	24,150,113
39,396,002	Pool AS7749	3.50%	08/01/46	34,509,984
171,224	Pool AS9990	4.50%	07/01/47	160,043
61,087	Pool AT0332	3.00%	04/01/43	52,220
58,697	Pool AY0013	4.50%	01/01/45	55,811
18,988,468	Pool BF0207	4.50%	04/01/47	18,021,520
9,919	Pool BH9428	4.50%	09/01/47	9,318
31,930	Pool BJ6232	5.00%	04/01/48	30,774
442,311	Pool BJ9100	4.50%	02/01/48	420,932
315,223	Pool BJ9111	4.50%	03/01/48	299,985
968,979	Pool BJ9124	4.50%	04/01/48	922,155
10,700,458	Pool BM3867	4.00%	02/01/46	9,879,010
3,775,918	Pool BM4785	4.50%	10/01/38	3,633,406
4,718,022	Pool BM5671	4.50%	01/01/49	4,465,265
23,036,294	Pool BM6732	4.00%	11/01/48	21,242,847
15,938,905	Pool BM7079	4.00%	10/01/48	14,443,427
7,087,207	Pool BM7129	3.00%	01/01/47	6,116,371
880,759	Pool BN4059	4.00%	12/01/48	789,103
4,076,145	Pool BV8046	4.50%	09/01/52	3,848,189
3,420,960	Pool CA2947	4.00%	12/01/48	3,113,265
1,590,307	Pool FM1284	3.50%	02/01/46	1,426,504
1,420,059	Pool FM1285	4.00%	10/01/43	1,304,887
25,644,090	Pool FM2863	3.50%	09/01/48	22,693,559
72,918,470	Pool FM2972	4.00%	12/01/44	66,959,319
84,790,731	Pool FM3003	4.00%	05/01/49	78,304,381
5,887,796	Pool FM8218	4.00%	04/01/48	5,398,445
4,231,440	Pool FM9408	4.50%	06/01/46	3,992,167
12,377,979	Pool FS0045	3.00%	09/01/47	10,535,524
13,281,299	Pool FS0074	3.00%	01/01/47	11,411,910
33,931,857	Pool FS0742	3.50%	05/01/44	30,436,057
34,357,429	Pool FS1797	3.50%	07/01/46	30,753,776
8,393,601	Pool FS1884	4.00%	05/01/42	7,628,649
41,478,527	Pool FS2044	4.50%	07/01/44	39,473,948
24,949,930	Pool FS2127	3.50%	06/01/48	22,190,970
7,799,708	Pool FS2787	4.00%	10/01/48	7,162,395
15,355,534	Pool FS2796	3.50%	08/01/47	13,660,440
16,478,353	Pool FS2925	3.00%	08/01/48	14,159,607
10,031,440	Pool FS3393	4.00%	10/01/52	8,990,177
39,148,726	Pool FS3541	3.50%	08/01/52	33,798,682
1,659,233	Pool FS4013	4.00%	04/01/42	1,534,418
1,556,668	Pool FS4015	5.50%	03/01/49	1,550,456
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$49,834	Pool MA0096	4.50%	06/01/29	$48,709
20,294	Pool MA0295	5.00%	01/01/30	20,004
2,305	Pool MA0777	5.00%	06/01/31	2,274
21,870	Pool MA1222	4.00%	10/01/32	20,894
42,634	Pool MA1228	3.00%	09/01/42	36,795
1,717	Pool MA2509	3.00%	01/01/46	1,427
142,778	Pool MA3101	4.50%	08/01/47	134,468
88,947	Pool MA3123	5.00%	08/01/47	85,836
50,067,000	Pool TBA (h)	3.00%	06/15/54	41,375,798
53,372,000	Pool TBA (h)	3.50%	06/15/54	46,039,755
107,218,000	Pool TBA (h)	4.00%	06/15/54	95,937,982
85,614,000	Pool TBA (h)	4.50%	06/15/54	78,919,403
106,862,000	Pool TBA (h)	5.00%	06/15/54	101,256,737
18,000,000	Pool TBA	6.00%	06/15/54	17,828,439
	Government National Mortgage Association
25,363	Pool 3172	6.00%	12/20/31	25,847
27,643	Pool 3227	6.00%	04/20/32	27,912
8,471	Pool 455986	5.25%	07/15/25	8,428
41,930	Pool 487108	6.00%	04/15/29	42,820
21,614	Pool 553144	5.50%	04/15/33	21,581
76,025	Pool 604338	5.00%	05/15/33	74,670
55,337	Pool 604897	5.00%	12/15/33	54,508
72,041	Pool 605389	5.00%	04/15/34	70,961
164,365	Pool 615403	4.50%	08/15/33	158,354
5,951	Pool 627123	5.50%	03/15/34	5,992
64,410	Pool 638704	5.50%	11/15/36	66,601
92,732	Pool 653143	4.90%	04/15/36	90,843
221,082	Pool 658324	5.50%	03/15/37	222,613
88,875	Pool 677190	5.00%	06/15/38	87,748
12,662	Pool 687833	6.00%	08/15/38	12,992
38,822	Pool 706840	4.50%	05/15/40	38,053
162,003	Pool 706855	4.50%	09/15/40	158,793
194,543	Pool 711483	4.00%	01/15/40	187,288
94,484	Pool 711543	4.00%	11/15/40	90,943
660,491	Pool 711563	4.50%	03/15/41	647,400
3,582,733	Pool 720225	4.50%	07/15/39	3,386,028
187,977	Pool 723216	4.50%	08/15/40	179,359
53,044	Pool 723248	5.00%	10/15/39	52,299
194,684	Pool 724230	5.00%	08/15/39	190,702
48,679	Pool 724267	5.00%	09/15/39	47,616
125,704	Pool 724340	4.50%	09/15/39	119,831
75,316	Pool 725272	4.50%	11/15/39	71,759
30,256	Pool 726394	4.50%	10/15/39	28,842
2,474	Pool 728921	4.50%	12/15/24	2,460
158,168	Pool 733595	4.50%	04/15/40	150,266
59,499	Pool 733733	5.00%	06/15/40	57,933
430,383	Pool 736317	4.25%	06/20/36	398,894
86,336	Pool 736617	4.00%	12/15/35	80,030
593,284	Pool 737673	4.50%	11/15/40	564,512
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$140,281	Pool 737996	4.00%	02/15/41	$129,488
117,648	Pool 743673	4.50%	07/15/40	112,529
216,406	Pool 745478	5.00%	08/20/40	208,642
476,025	Pool 748939	4.00%	09/20/40	437,632
67,584	Pool 754384	4.50%	03/20/42	65,863
244,256	Pool 762905	4.50%	04/15/41	232,138
852,662	Pool 769102	4.50%	07/20/41	816,227
211,590	Pool 781623	5.00%	06/15/33	204,788
33,645	Pool 781697	6.00%	11/15/33	34,273
180,149	Pool 781824	5.50%	11/15/34	181,393
6,826	Pool 781862	5.50%	01/15/35	6,873
12,445	Pool 782070	7.00%	06/15/32	12,636
36,141	Pool 782810	4.50%	11/15/39	34,581
58,838	Pool 783091	5.50%	06/15/40	59,242
103,404	Pool 783375	5.00%	08/15/41	101,024
155,292	Pool 783760	5.00%	02/15/42	153,424
2,566,360	Pool 784063	5.00%	09/20/45	2,510,100
338,624	Pool 784343	5.00%	02/15/41	334,675
3,236,892	Pool 784752	4.00%	03/15/45	3,115,507
1,235,331	Pool 785020	3.00%	05/20/50	1,022,754
1,778,854	Pool AC0197	4.00%	12/20/42	1,657,183
313,047	Pool AD0026	3.50%	06/20/33	293,478
33,790	Pool AG8899	4.00%	12/20/43	31,146
517,458	Pool AI6317	4.50%	06/20/44	487,707
386,428	Pool AK2389	4.50%	11/20/44	364,931
95,716	Pool AN4469	5.00%	12/15/40	92,996
153,963	Pool AR8421	5.00%	10/20/41	148,251
838,250	Pool BB1216	4.50%	06/20/47	790,306
348,311	Pool BB4731	4.00%	07/20/47	317,613
271,608	Pool BB4757	4.00%	08/20/47	251,700
158,609	Pool BB4769	4.00%	08/20/47	144,630
225,000	Pool BD0483	4.50%	11/20/47	212,132
358,170	Pool BF0415	5.00%	06/20/35	346,240
265,587	Pool BL6909	5.00%	03/20/49	256,556
76,757	Pool MA1162	6.00%	07/20/43	79,427
10,009	Pool MA2215	3.50%	09/20/44	8,758
70,425	Pool MA2759	6.00%	01/20/45	72,874
32,770	Pool MA2897	6.00%	03/20/45	33,910
1,888,319	Pool MA5714	6.00%	01/20/49	1,954,150
				1,295,098,092
	Total U.S. Government Agency Mortgage-Backed Securities			3,290,570,994
	(Cost $3,584,622,049)
MORTGAGE-BACKED SECURITIES — 6.5%
	Collateralized Mortgage Obligations — 3.9%
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (a)	4.76%	04/25/49	7,932,796
2,088,204	Series 2019-3, Class A3 (a)	3.42%	10/25/48	1,911,523
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Arroyo Mortgage Trust (Continued)
$2,127,818	Series 2021-1R, Class A2 (a)	1.48%	10/25/48	$1,833,454
2,937,666	Series 2021-1R, Class A3 (a)	1.64%	10/25/48	2,529,233
	BRAVO Residential Funding Trust
1,381,087	Series 2021-NQM1, Class A2 (a)	1.26%	02/25/49	1,219,508
3,452,716	Series 2021-NQM1, Class A3 (a)	1.33%	02/25/49	3,040,802
5,811,354	Series 2023-NQM1, Class A1, steps up to 6.76% on 01/01/27 (a) (i)	5.76%	01/25/63	5,749,409
	Chase Home Lending Mortgage Trust
1,442,763	Series 2019-ATR2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	6.33%	07/25/49	1,391,853
	CHL Mortgage Pass-Through Trust
29,528	Series 2004-8, Class 2A1	4.50%	06/25/19	14,792
	CIM Trust
1,142,122	Series 2019-INV1, Class A11 (a)	4.00%	02/25/49	1,045,850
	Citigroup Global Markets Mortgage Securities VII, Inc.
224	Series 2003-UP2, Class PO1, PO	(e)	12/25/18	211
	Connecticut Avenue Securities Trust
4,000,000	Series 2021-R02, Class 2M2, 30 Day Average SOFR + 2.00% (a) (b)	7.33%	11/25/41	4,019,758
5,000,000	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (a) (b)	8.33%	01/25/42	5,134,565
3,391,246	Series 2024-R01, Class 1M1, 30 Day Average SOFR + 1.05% (a) (b)	6.38%	01/25/44	3,394,702
	Ellington Financial Mortgage Trust
2,422,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	2,121,903
5,199,116	Series 2022-2, Class A1 (a)	4.30%	04/25/67	4,948,044
5,930,646	Series 2023-1, Class A1, steps up to 6.73% on 01/01/27 (a) (i)	5.73%	02/25/68	5,866,835
	FARM Mortgage Trust
5,000,000	Series 2024-1, Class A (a) (g)	4.72%	10/01/53	4,658,706
	Flagstar Mortgage Trust
230,781	Series 2018-2, Class A4 (a)	3.50%	04/25/48	224,571
3,603,915	Series 2018-4, Class B1 (a) (g)	4.16%	07/25/48	3,192,191
1,359,749	Series 2019-2, Class A11 (a)	3.50%	12/25/49	1,166,773
	GMACM Mortgage Loan Trust
723	Series 2003-J10, Class A1	4.75%	01/25/19	703
	GS Mortgage-Backed Securities Trust
524,507	Series 2019-PJ3, Class A1 (a)	3.50%	03/25/50	468,243
3,228,466	Series 2021-PJ6, Class A8 (a)	2.50%	11/25/51	2,761,402
	JP Morgan Mortgage Trust
3,764	Series 2004-S2, Class 5A1	5.50%	12/25/19	3,345
1,635,640	Series 2015-IVR2, Class A5 (a) (g)	6.90%	01/25/45	1,631,085
1,284,431	Series 2019-1, Class A5 (a)	4.00%	05/25/49	1,175,109
608,636	Series 2019-8, Class A15 (a)	3.50%	03/25/50	523,746
1,046,175	Series 2019-INV2, Class A15 (a)	3.50%	02/25/50	918,345
3,761,787	Series 2020-INV1, Class A15 (a)	3.50%	08/25/50	3,229,446
	Mello Mortgage Capital Acceptance
3,681,268	Series 2018-MTG2, Class A9 (a)	4.32%	10/25/48	3,383,634
	MetLife Securitization Trust
4,409,446	Series 2018-1A, Class A (a)	3.75%	03/25/57	4,100,543
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	New Residential Mortgage Loan Trust
$4,247,230	Series 2015-2A, Class B1 (a)	4.50%	08/25/55	$4,024,531
3,272,796	Series 2016-1A, Class A1 (a)	3.75%	03/25/56	3,022,200
8,361,129	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (b)	6.18%	01/25/48	8,129,791
	OBX Trust
1,214,244	Series 2018-EXP1, Class 1A3 (a)	4.00%	04/25/48	1,096,755
152,329	Series 2018-EXP1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	6.28%	04/25/48	152,682
	Onslow Bay Mortgage Loan Trust
12,053,055	Series 2021-NQM4, Class A1 (a)	1.96%	10/25/61	9,841,710
	Provident Funding Mortgage Trust
1,161,200	Series 2019-1, Class A5 (a)	3.00%	12/25/49	956,467
2,476,510	Series 2020-1, Class A5 (a)	3.00%	02/25/50	2,035,022
	Seasoned Credit Risk Transfer Trust
4,231,419	Series 2017-2, Class M1 (a)	4.00%	08/25/56	4,168,193
	Sequoia Mortgage Trust
357,530	Series 2017-CH1, Class A13 (a)	4.00%	08/25/47	327,867
4,830,478	Series 2018-CH1, Class B1B (a)	4.44%	03/25/48	4,393,558
	Starwood Mortgage Residential Trust
7,720,402	Series 2022-3, Class A1 (a)	4.16%	03/25/67	7,262,261
	TIAA Bank Mortgage Loan Trust
904,283	Series 2018-3, Class A1 (a)	4.00%	11/25/48	815,220
	Towd Point Mortgage Trust
4,047,604	Series 2017-2, Class A2 (a)	3.25%	04/25/57	3,968,935
11,104,204	Series 2019-1, Class A1 (a)	3.75%	03/25/58	10,453,902
	Verus Securitization Trust
6,255,000	Series 2020-INV1, Class A3, steps up to 4.89% on 05/26/24 (a) (i)	3.89%	03/25/60	6,014,217
	Vista Point Securitization Trust
6,467,000	Series 2020-1, Class M1 (a)	4.15%	03/25/65	6,005,913
	Wells Fargo Mortgage Backed Securities Trust
267,182	Series 2019-1, Class A1 (a)	3.93%	11/25/48	246,135
	WinWater Mortgage Loan Trust
1,296,869	Series 2016-1, Class 2A3 (a)	3.00%	12/20/30	1,206,804
3,210,564	Series 2016-1, Class B1 (a) (g)	3.77%	01/20/46	2,940,690
				156,655,933
	Commercial Mortgage-Backed Securities — 2.6%
	BAMLL Commercial Mortgage Securities Trust
5,625,000	Series 2013-WBRK, Class A (a) (g)	3.65%	03/10/37	5,218,274
	BBCMS Mortgage Trust
7,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (b)	6.24%	03/15/37	6,659,185
	Benchmark Mortgage Trust
141,285,452	Series 2023-V2, Class XA, IO (g)	1.22%	05/15/55	4,753,026
75,305,794	Series 2024-V6, Class XA, IO (g)	1.58%	10/15/28	4,122,646
	BMO Mortgage Trust
78,500,000	Series 2024-5C3, Class XA, IO (g)	1.35%	02/15/57	3,515,960
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BPR Trust
$4,559,549	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (b)	7.19%	06/15/38	$4,558,011
5,000,000	Series 2022-OANA, Class A, 1 Mo. CME Term SOFR + 1.90% (a) (b)	7.22%	04/15/37	5,029,532
	BX Commercial Mortgage Trust
4,709,794	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	6.37%	04/15/34	4,700,879
	CFCRE Commercial Mortgage Trust
75,202,732	Series 2017-C8, Class XA, IO (g)	1.64%	06/15/50	2,526,722
	Citigroup Commercial Mortgage Trust
2,915,000	Series 2014-GC23, Class B	4.18%	07/10/47	2,872,338
87,029,721	Series 2016-P4, Class XA, IO (g)	2.05%	07/10/49	2,570,867
	COMM Mortgage Trust
6,850,000	Series 2014-CR21, Class AM	3.99%	12/10/47	6,555,907
	Credit Suisse Mortgage Trust
8,570,000	Series 2020-WEST, Class A (a)	3.04%	02/15/35	6,357,146
	CSAIL Commercial Mortgage Trust
56,648,636	Series 2020-C19, Class XA, IO (g)	1.22%	03/15/53	2,706,258
	FIVE Mortgage Trust
30,198,131	Series 2023-V1, Class XA, IO	0.89%	02/10/56	673,615
	GS Mortgage Securities Trust
66,562,856	Series 2019-GC38, Class XA, IO (g)	1.17%	02/10/52	2,651,072
	Hilton USA Trust
4,250,000	Series 2016-HHV, Class A (a)	3.72%	11/05/38	4,009,135
	JP Morgan Chase Commercial Mortgage Securities Trust
4,060,488	Series 2017-JP5, Class A4	3.46%	03/15/50	3,917,865
10,466,125	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (a) (b)	6.58%	06/15/35	9,805,401
	Morgan Stanley Capital I Trust
7,527,000	Series 2018-MP, Class A (a) (g)	4.42%	07/11/40	6,512,955
	Queens Center Mortgage Trust
6,097,739	Series 2013-QCA, Class A (a)	3.28%	01/11/37	5,796,722
	Ready Capital Mortgage Financing LLC
1,646,415	Series 2021-FL6, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	6.38%	07/25/36	1,633,151
	VMC Finance LLC
1,792,732	Series 2021-HT1, Class A, 1 Mo. CME Term SOFR + CSA + 1.65% (a) (b)	7.08%	01/18/37	1,761,645
	WFLD Mortgage Trust
3,500,000	Series 2014-MONT, Class A (a) (g)	3.88%	08/10/31	3,184,562
				102,092,874
	Total Mortgage-Backed Securities			258,748,807
	(Cost $272,487,791)
U.S. GOVERNMENT BONDS AND NOTES — 6.5%
60,000,000	U.S. Treasury Note (j)	2.50%	05/31/24	59,855,120
78,400,000	U.S. Treasury Note	4.63%	09/15/26	77,796,687
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$81,000,000	U.S. Treasury Note	4.75%	10/15/26	$80,392,500
41,000,000	U.S. Treasury Note	4.00%	02/15/27	40,184,805
	Total U.S. Government Bonds and Notes			258,229,112
	(Cost $258,169,771)
ASSET-BACKED SECURITIES — 2.4%
	AMSR Trust
10,240,174	Series 2020-SFR1, Class A (a)	1.82%	04/17/37	9,858,486
5,952,000	Series 2020-SFR4, Class A (a)	1.36%	11/17/37	5,570,984
	BMW Vehicle Owner Trust
7,500,000	Series 2023-A, Class A4	5.25%	11/26/29	7,475,501
	CFMT LLC
4,052,000	Series 2021-EBO1, Class M1 (a)	1.65%	11/25/50	3,672,223
	Citizens Auto Receivables Trust
8,740,000	Series 2024-1, Class A3 (a)	5.11%	04/17/28	8,680,694
	Corevest American Finance Trust
4,781,650	Series 2020-1, Class A1 (a)	1.83%	03/15/50	4,673,700
5,815,410	Series 2020-4, Class A (a)	1.17%	12/15/52	5,437,688
	CoreVest American Finance Trust
8,420,543	Series 2020-3, Class A (a)	1.36%	08/15/53	7,896,779
1,549,648	Series 2021-2, Class A (a)	1.41%	07/15/54	1,390,364
	CWABS, Inc. Asset-Backed Certificates Trust
1,457,434	Series 2004-5, Class M1, 1 Mo. CME Term SOFR + CSA + 0.86% (b)	6.29%	08/25/34	1,450,785
	Diamond Resorts Owner Trust
2,938,756	Series 2021-1A, Class A (a)	1.51%	11/21/33	2,741,320
	FirstKey Homes Trust
4,808,047	Series 2020-SFR1, Class A (a)	1.34%	08/17/37	4,528,650
	FNA VI LLC
5,131,770	Series 2021-1A, Class A (a)	1.35%	01/10/32	4,718,317
	GSAMP Trust
2,959,811	Series 2006-SEA1, Class M2, 1 Mo. CME Term SOFR + CSA + 1.65% (a) (b)	7.08%	05/25/36	3,125,337
	Hyundai Auto Receivables Trust
7,500,000	Series 2023-B, Class A3	5.48%	04/17/28	7,501,981
	M360 Ltd.
4,097,605	Series 2021-CRE3, Class A, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (b)	6.93%	11/22/38	4,018,485
	Pagaya AI Debt Trust
5,248,044	Series 2023-5, Class A (a)	7.18%	04/15/31	5,259,771
	Sierra Timeshare Receivables Funding LLC
2,206,589	Series 2020-2A, Class A (a)	1.33%	07/20/37	2,118,063
	Verizon Master Trust
5,000,000	Series 2022-7, Class A1A, steps up to 5.98% on 11/20/24 (i)	5.23%	11/22/27	4,989,342
	Total Asset-Backed Securities			95,108,470
	(Cost $96,507,377)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
300	First Trust Commercial Mortgage Opportunities ETF (k)	5,961
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (Continued)
	Capital Markets (Continued)
19,754	First Trust Intermediate Government Opportunities ETF (k)	$385,993
73,956	First Trust Long Duration Opportunities ETF (k)	1,494,651
	Total Exchange-Traded Funds	1,886,605
	(Cost $2,159,157)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.0%
$40,000,000	U.S. Treasury Bill	(e)	05/02/24	39,994,120
	(Cost $39,993,962)

Shares	Description	Value
MONEY MARKET FUNDS — 9.1%
363,501,290	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (l)	363,501,290
	(Cost $363,501,290)
	Total Investments — 108.3%	4,308,039,398
	(Cost $4,617,441,397)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (0.3)%
	Pass-Through Securities — (0.3)%
	Federal National Mortgage Association
$(5,000,000)	Pool TBA (h)	4.00%	06/15/39	(4,744,504)
(9,000,000)	Pool TBA	5.50%	06/15/54	(8,734,607)
	Total Investments Sold Short — (0.3)%			(13,479,111)
	(Proceeds $13,586,680)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.1)%
(500)	3 Month SOFR Futures Call	$(118,675,000)	$95.50	12/13/24	(153,125)
(25)	U.S. 2-Year Treasury Futures Call	(5,066,500)	102.25	05/24/24	(1,563)
(25)	U.S. 2-Year Treasury Futures Call	(5,066,500)	103.00	05/24/24	(781)
(175)	U.S. 2-Year Treasury Futures Call	(35,465,500)	103.50	05/24/24	(2,735)
(100)	U.S. 2-Year Treasury Futures Call	(20,320,000)	102.50	08/23/24	(37,500)
(225)	U.S. 5-Year Treasury Futures Call	(23,566,990)	110.00	05/24/24	(1,758)
(1,500)	U.S. 5-Year Treasury Futures Call	(157,560,000)	108.00	08/23/24	(398,437)
(380)	U.S. 5-Year Treasury Futures Call	(39,915,200)	108.50	08/23/24	(77,188)
(1,375)	U.S. 10-Year Treasury Futures Call	(148,046,250)	112.00	08/23/24	(515,625)
(25)	U.S. Treasury Long Bond Futures Call	(2,845,250)	126.00	05/24/24	(781)
(25)	U.S. Treasury Long Bond Futures Call	(2,845,250)	128.00	05/24/24	(391)
(200)	U.S. Treasury Long Bond Futures Call	(22,768,000)	120.00	08/23/24	(203,125)
(350)	U.S. Treasury Long Bond Futures Call	(39,844,000)	122.00	08/23/24	(235,156)
(50)	U.S. Treasury Long Bond Futures Call	(5,692,000)	123.00	08/23/24	(27,344)
(550)	U.S. Treasury Long Bond Futures Call	(62,612,000)	124.00	08/23/24	(240,625)
(500)	U.S. Treasury Long Bond Futures Call	(56,920,000)	126.00	08/23/24	(148,437)
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(200)	Ultra 10-Year U.S. Treasury Futures Call	$(22,044,000)	$118.00	05/24/24	$(6,250)
(30)	Ultra U.S. Treasury Long Bond Futures Call	(3,586,800)	128.00	05/24/24	(3,750)
(90)	Ultra U.S. Treasury Long Bond Futures Call	(10,760,400)	130.00	05/24/24	(5,625)
(10)	Ultra U.S. Treasury Long Bond Futures Call	(1,195,600)	134.00	05/24/24	(156)
	Total Call Options Written				(2,060,352)
	(Premiums received $4,497,131)
	Put Options Written — (0.2)%
(100)	3 Month SOFR Futures Put	(23,672,500)	94.50	06/14/24	(1,250)
(300)	U.S. 2-Year Treasury Futures Put	(60,798,000)	101.50	05/24/24	(196,875)
(200)	U.S. 2-Year Treasury Futures Put	(40,532,000)	102.00	05/24/24	(287,500)
(1,045)	U.S. 2-Year Treasury Futures Put	(211,779,700)	102.50	05/24/24	(2,498,204)
(50)	U.S. 2-Year Treasury Futures Put	(10,160,000)	101.00	08/23/24	(22,656)
(100)	U.S. 5-Year Treasury Futures Put	(10,474,000)	105.00	05/24/24	(68,750)
(525)	U.S. 5-Year Treasury Futures Put	(54,988,500)	106.00	05/24/24	(738,281)
(393)	U.S. 5-Year Treasury Futures Put	(41,162,820)	106.50	05/24/24	(724,594)
(150)	U.S. 5-Year Treasury Futures Put	(15,711,000)	107.25	05/24/24	(380,859)
(200)	U.S. 5-Year Treasury Futures Put	(20,948,000)	107.50	05/24/24	(557,813)
(170)	U.S. 10-Year Treasury Futures Put	(18,264,800)	108.00	05/24/24	(185,937)
(150)	U.S. 10-Year Treasury Futures Put	(16,150,500)	105.00	08/23/24	(100,781)
(200)	U.S. 10-Year Treasury Futures Put	(21,534,000)	106.00	08/23/24	(190,625)
(100)	U.S. 10-Year Treasury Futures Put	(10,767,000)	107.00	08/23/24	(134,375)
(25)	U.S. 10-Year Treasury Futures Put	(2,691,750)	108.00	08/23/24	(45,313)
(100)	U.S. Treasury Long Bond Futures Put	(11,381,000)	110.00	05/24/24	(32,813)
(400)	U.S. Treasury Long Bond Futures Put	(45,524,000)	112.00	05/24/24	(312,500)
(125)	U.S. Treasury Long Bond Futures Put	(14,226,563)	114.00	05/24/24	(197,266)
(50)	U.S. Treasury Long Bond Futures Put	(5,690,625)	115.00	05/24/24	(107,031)
(230)	U.S. Treasury Long Bond Futures Put	(26,176,875)	116.00	05/24/24	(646,875)
(25)	U.S. Treasury Long Bond Futures Put	(2,846,000)	106.00	08/23/24	(19,141)
(150)	U.S. Treasury Long Bond Futures Put	(17,076,000)	108.00	08/23/24	(175,781)
(200)	U.S. Treasury Long Bond Futures Put	(22,768,000)	112.00	08/23/24	(475,000)
(275)	U.S. Treasury Long Bond Futures Put	(31,306,000)	114.00	08/23/24	(889,453)
(225)	Ultra 10-Year U.S. Treasury Futures Put	(24,799,500)	110.00	05/24/24	(203,906)
(30)	Ultra U.S. Treasury Long Bond Futures Put	(3,586,800)	115.00	05/24/24	(15,000)
(70)	Ultra U.S. Treasury Long Bond Futures Put	(8,369,200)	118.00	05/24/24	(88,594)
(65)	Ultra U.S. Treasury Long Bond Futures Put	(7,771,400)	122.00	05/24/24	(221,406)
	Total Put Options Written				(9,518,579)
	(Premiums received $4,418,974)
	Total Written Options				(11,578,931)
	(Premiums received $8,916,105)
	Net Other Assets and Liabilities — (7.7)%				(306,209,262)
	Net Assets — 100.0%				$3,976,772,094
Futures Contracts at April 30, 2024 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	3,135	Jun-2024	$635,327,344	$(6,140,860)
U.S. 5-Year Treasury Notes	Long	562	Jun-2024	58,865,109	(1,345,108)
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Futures Contracts at April 30, 2024 (Continued):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	Short	895	Jun-2024	$(96,156,563)	$732,252
U.S. Treasury Long Bond Futures	Short	2,001	Jun-2024	(227,738,812)	10,156,811
Ultra 10-Year U.S. Treasury Notes	Short	7,888	Jun-2024	(869,405,500)	29,994,610
Ultra U.S. Treasury Bond Futures	Short	1,807	Jun-2024	(216,049,437)	11,491,446
				$(715,157,859)	$44,889,151

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $321,023,834 or 8.1% of net assets.

(b)	Floating or variable rate security.
(c)	Inverse floating rate security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Zero coupon security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(i)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(j)	All or a portion of this security is segregated as collateral for open futures and options contracts. At April 30, 2024, the segregated value of this security amounts to $59,855,120.
(k)	Investment in an affiliated fund.
(l)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$3,290,570,994	$—	$3,290,570,994	$—
Mortgage-Backed Securities	258,748,807	—	258,748,807	—
U.S. Government Bonds and Notes	258,229,112	—	258,229,112	—
Asset-Backed Securities	95,108,470	—	95,108,470	—
Exchange-Traded Funds*	1,886,605	1,886,605	—	—
U.S. Treasury Bills	39,994,120	—	39,994,120	—
Money Market Funds	363,501,290	363,501,290	—	—
Total Investments	4,308,039,398	365,387,895	3,942,651,503	—
Futures Contracts**	52,375,119	52,375,119	—	—
Total	$4,360,414,517	$417,763,014	$3,942,651,503	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(13,479,111)	$—	$(13,479,111)	$—
Written Options	(11,578,931)	(11,578,931)	—	—
Futures Contracts**	(7,485,968)	(7,485,968)	—	—
Total	$(32,544,010)	$(19,064,899)	$(13,479,111)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value - Unaffiliated	$4,306,152,793
Investments, at value - Affiliated	1,886,605
Total investments, at value	4,308,039,398
Cash segregated as collateral for open futures and written options contracts	7,888,925
Receivables:
Investment securities sold	1,300,035,747
Interest	17,973,214
Variation margin	7,735,161
Dividends	1,439,498
Total Assets	5,643,111,943

LIABILITIES:
Investments sold short, at value	13,479,111
Options contracts written, at value	11,578,931
Payables:
Investment securities purchased	1,639,180,567
Investment advisory fees	2,101,240
Total Liabilities	1,666,339,849
NET ASSETS	$3,976,772,094

NET ASSETS consist of:
Paid-in capital	$4,366,727,433
Par value	836,000
Accumulated distributable earnings (loss)	(390,791,339)
NET ASSETS	$3,976,772,094
NET ASSET VALUE, per share	$47.57
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	83,600,002
Investments, at cost - Unaffiliated	$4,615,282,240
Investments, at cost - Affiliated	$2,159,157
Total investments, at cost	$4,617,441,397
Investments sold short, proceeds	$13,586,680
Premiums received on options contracts written	$8,916,105
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$90,866,102
Dividends - Unaffiliated	3,383,266
Dividends - Affiliated	41,174
Total investment income	94,290,542

EXPENSES:
Investment advisory fees	12,589,230
Total expenses	12,589,230
NET INVESTMENT INCOME (LOSS)	81,701,312

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(10,306,508)
Investments sold short	(529,980)
Purchased options contracts	(2,298,055)
Written options contracts	32,559,673
Futures contracts	(18,365,941)
Net realized gain (loss)	1,059,189
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	100,615,250
Investments - Affiliated	66,709
Investments sold short	(8,262,324)
Purchased options contracts	535,748
Written options contracts	11,124,101
Futures contracts	(30,928,540)
Net change in unrealized appreciation (depreciation)	73,150,944
NET REALIZED AND UNREALIZED GAIN (LOSS)	74,210,133
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$155,911,445
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$81,701,312	$159,593,889
Net realized gain (loss)	1,059,189	(1,165,461)
Net change in unrealized appreciation (depreciation)	73,150,944	(2,363,528)
Net increase (decrease) in net assets resulting from operations	155,911,445	156,064,900

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(92,164,002)	(161,397,004)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	163,989,556	80,900,132
Cost of shares redeemed	(78,590,381)	(1,111,189,614)
Net increase (decrease) in net assets resulting from shareholder transactions	85,399,175	(1,030,289,482)
Total increase (decrease) in net assets	149,146,618	(1,035,621,586)

NET ASSETS:
Beginning of period	3,827,625,476	4,863,247,062
End of period	$3,976,772,094	$3,827,625,476

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	81,850,002	103,550,002
Shares sold	3,400,000	1,650,000
Shares redeemed	(1,650,000)	(23,350,000)
Shares outstanding, end of period	83,600,002	81,850,002
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$46.76	$46.97	$50.40	$51.45	$51.87	$50.78
Income from investment operations:
Net investment income (loss)	1.00 (a)	1.72 (a)	0.85	0.39	0.87	1.24
Net realized and unrealized gain (loss)	0.94	(0.17)	(3.32)	(0.40)	(0.10)	1.21
Total from investment operations	1.94	1.55	(2.47)	(0.01)	0.77	2.45
Distributions paid to shareholders from:
Net investment income	(1.13)	(1.76)	(0.69)	(0.36)	(0.99)	(1.23)
Net realized gain	—	—	(0.27)	—	—	(0.05)
Return of capital	—	—	—	(0.68)	(0.20)	(0.08)
Total distributions	(1.13)	(1.76)	(0.96)	(1.04)	(1.19)	(1.36)
Net asset value, end of period	$47.57	$46.76	$46.97	$50.40	$51.45	$51.87
Total return (b)	4.14%	3.29%	(4.96)%	(0.02)%	1.50%	4.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,976,772	$3,827,625	$4,863,247	$6,780,968	$6,389,742	$3,765,469
Ratio of total expenses to average net assets (c)	0.64% (d)	0.64%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets (c)	4.18% (d)	3.60%	1.66%	0.75%	1.57%	2.41%
Portfolio turnover rate (e) (f)	299%	646%	831%	495%	434%	373%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)
The portfolio turnover rate not including mortgage dollar rolls was 259% for the six months ended April 30, 2024, and 556%, 641%, 368%,
245%, and 246% for the years ended October 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “LMBS” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s primary investment objective is to generate current income. The Fund’s secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments (collectively, “Mortgage-Related Investments”). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities (CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan’s principal and paying the loan’s interests; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. The Fund may also invest in investment companies, including ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage-Related Investments that are neither issued nor guaranteed by Government Entities(1) to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund may also invest in to-be-announced transactions (“TBA Transactions”). Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets an estimated effective duration of three years or less.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

(1)
“Government Entities” means the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Common stocks, ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2024, the Fund had no when-issued or delayed-delivery securities. At April 30, 2024, the Fund held $241,172,364 of forward purchase commitments.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund may also invest up to 20% of its net assets in over-the-counter derivatives. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations.
The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.
Amounts relating to investments in affiliated funds at April 30, 2024, and for the six months then ended are as follows:

Security Name	Shares at 4/30/2024	Value at 10/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 4/30/2024	Dividend Income
First Trust Commercial Mortgage Opportunities ETF	300	$—	$6,054	$—	$(93)	$—	$5,961	$24
First Trust Intermediate Government Opportunities ETF	19,754	321,980	54,897	—	9,116	—	385,993	8,979
First Trust Long Duration Opportunities ETF	73,956	1,436,965	—	—	57,686	—	1,494,651	32,171
		$1,758,945	$60,951	$—	$66,709	$—	$1,886,605	$41,174
K. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$155,241,504
Capital gains	—
Return of capital	—
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(11,287,841)
Accumulated capital and other gain (loss)	(10,798,525)
Net unrealized appreciation (depreciation)	(432,452,416)
L. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $10,798,525 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,594,938,612	$61,204,255	$(328,272,360)	$(267,068,105)

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
M. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2024, were $6,749,707,752 and $77,564,340, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2024 were $6,597,860,812 and $308,072,280, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $5,210,563,978 and $4,966,286,340, respectively.
For the six months ended April 30, 2024, the Fund had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$11,578,931
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	52,375,119	Unrealized depreciation on futures contracts*	7,485,968

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(2,298,055)
Written options contracts	32,559,673
Futures contracts	(18,365,941)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	535,748
Written options contracts	11,124,101
Futures contracts	(30,928,540)
For the six months ended April 30, 2024, the notional value of futures contracts opened and closed were $6,196,376,829 and $5,595,696,568, respectively.
During the six months ended April 30, 2024, the premiums for purchased options contracts opened were $2,112,207 and the premiums for purchased options contracts closed, exercised and expired were $2,898,580.
During the six months ended April 30, 2024, the premiums for written options contracts opened were $42,666,585 and the premiums for written options contracts closed, exercised and expired were $48,316,697.
The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has identified the following subsequent event requiring recognition or disclosure in the financial statements:
On June 2, 2024, the Board of Trustees of the Trust approved a Fee Offset Agreement on behalf of the Fund. Effective July 1, 2024, the Advisor has agreed to offset the acquired fund fees that the Fund pays as an investor in other ETFs advised by the Advisor. The offset will take the form of a reduction of the management fee the Advisor charges to the Fund.

Additional Information
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund IV

First Trust SSI Strategic Convertible Securities ETF (FCVT)

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust SSI Strategic Convertible Securities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
The First Trust SSI Strategic Convertible Securities ETF (the “Fund”) is an actively managed exchange-traded fund that seeks total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. The shares of the Fund are listed and traded on Nasdaq, Inc. under the ticker symbol “FCVT.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (11/3/15) to 4/30/24	5 Years Ended 4/30/24	Inception (11/3/15) to 4/30/24
Fund Performance
NAV	11.94%	6.65%	7.28%	7.85%	42.08%	89.97%
Market Price	13.15%	7.35%	7.32%	7.88%	42.38%	90.46%
Index Performance
ICE BofA All US Convertible Index	10.22%	8.99%	8.92%	9.14%	53.29%	110.05%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	0.94%	-0.77%	8.25%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	27.4%
Health Care	15.8
Consumer Discretionary	12.8
Industrials	11.6
Financials	11.4
Communication Services	5.9
Utilities	4.0
Real Estate	3.8
Materials	3.0
Consumer Staples	2.4
Energy	1.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Wells Fargo & Co.	2.0%
Liberty Media Corp.	1.8
Dexcom, Inc.	1.7
Royal Caribbean Cruises Ltd.	1.7
Morgan Stanley Finance LLC, Medium-Term Note	1.6
Palo Alto Networks, Inc.	1.6
Akamai Technologies, Inc.	1.6
Datadog, Inc.	1.4
Apollo Global Management, Inc.	1.4
ON Semiconductor Corp.	1.4
Total	16.2%

Performance of a $10,000 Initial Investment
November 3, 2015 - April 30, 2024

$25,000
$20,000
$15,000
$10,000
$5,000
$21,005
$18,997
$10,825
11/3/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust SSI Strategic Convertible Securities ETF
ICE BofA All US Convertible Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust SSI Strategic Convertible Securities ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
SSI Investment Management LLC
SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Los Angeles, California. SSI is an innovative investment management firm specializing in alternative investment solutions utilizing convertible assets, equity securities and hedging strategies.
Portfolio Management Team
The following persons serve as the portfolio managers of the Fund:
George M. Douglas – CFA, Principal and Chief Investment Officer of SSI
Ravi Malik – CFA, Principal and Portfolio Manager of SSI
Michael J. Opre – CFA, Portfolio Manager of SSI
Florian Eitner – CFA, Portfolio Manager of SSI
Stephen R. Wachtel – CFA, Portfolio Manager of SSI
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2015, except for Mr. Wachtel, who has served as part of the Fund’s portfolio management team since 2020.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust SSI Strategic Convertible Securities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Actual	$1,000.00	$1,119.40	0.95%	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES — 85.2%
	Aerospace & Defense — 1.8%
$520,000	Axon Enterprise, Inc.	0.50%	12/15/27	$759,460
640,000	JPMorgan Chase Financial Co., LLC	0.50%	06/15/27	660,800
				1,420,260
	Automobile Components — 0.5%
330,000	Patrick Industries, Inc.	1.75%	12/01/28	388,765
	Automobiles — 0.9%
545,000	Ford Motor Co.	(a)	03/15/26	544,727
322,000	Rivian Automotive, Inc. (b)	3.63%	10/15/30	188,758
				733,485
	Banks — 0.4%
246,000	Morgan Stanley Finance LLC	1.00%	11/23/27	304,477
	Biotechnology — 6.0%
590,000	Ascendis Pharma A/S	2.25%	04/01/28	649,542
416,000	Bridgebio Pharma, Inc.	2.50%	03/15/27	413,754
270,000	Cytokinetics, Inc.	3.50%	07/01/27	386,225
810,000	Exact Sciences Corp.	0.38%	03/01/28	704,295
310,000	Halozyme Therapeutics, Inc.	1.00%	08/15/28	292,330
298,000	Immunocore Holdings PLC (b)	2.50%	02/01/30	295,095
260,000	Insmed, Inc.	0.75%	06/01/28	265,699
485,000	Ionis Pharmaceuticals, Inc.	(a)	04/01/26	468,805
348,000	Mirum Pharmaceuticals, Inc. (b)	4.00%	05/01/29	393,438
212,000	Natera, Inc.	2.25%	05/01/27	524,806
335,000	Sarepta Therapeutics, Inc.	1.25%	09/15/27	383,977
				4,777,966
	Broadline Retail — 0.3%
200,000	Etsy, Inc.	0.13%	10/01/26	210,900
	Commercial Services & Supplies — 0.7%
480,000	Tetra Tech, Inc. (b)	2.25%	08/15/28	544,344
	Communications Equipment — 0.4%
340,000	Lumentum Holdings, Inc. (b)	1.50%	12/15/29	304,337
	Construction & Engineering — 1.9%
775,000	Fluor Corp. (b)	1.13%	08/15/29	845,719
465,000	Granite Construction, Inc. (b)	3.75%	05/15/28	622,170
				1,467,889
	Consumer Finance — 2.0%
290,000	Bread Financial Holdings, Inc. (b)	4.25%	06/15/28	333,500
520,000	LendingTree, Inc.	0.50%	07/15/25	488,410
325,000	SoFi Technologies, Inc. (b)	1.25%	03/15/29	303,444
585,000	Upstart Holdings, Inc.	0.25%	08/15/26	450,626
				1,575,980
	Consumer Staples Distribution & Retail — 0.4%
345,000	Chefs’ (The) Warehouse, Inc.	2.38%	12/15/28	353,755
	Diversified Consumer Services — 0.5%
268,000	Stride, Inc.	1.13%	09/01/27	368,768
	Electric Utilities — 2.3%
620,000	Duke Energy Corp.	4.13%	04/15/26	616,432
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$805,000	NextEra Energy Capital Holdings, Inc. (b)	3.00%	03/01/27	$879,462
186,000	NRG Energy, Inc.	2.75%	06/01/48	333,405
				1,829,299
	Electrical Equipment — 0.9%
471,000	Array Technologies, Inc.	1.00%	12/01/28	401,645
348,000	Bloom Energy Corp. (b)	3.00%	06/01/28	315,132
				716,777
	Electronic Equipment, Instruments & Components — 1.1%
370,000	Advanced Energy Industries, Inc. (b)	2.50%	09/15/28	367,512
475,000	Itron Inc.	(a)	03/15/26	479,663
				847,175
	Entertainment — 2.4%
405,000	Liberty Media Corp.	2.25%	08/15/27	422,246
1,269,000	Liberty Media Corp. (b)	2.38%	09/30/53	1,325,471
113,000	Sphere Entertainment Co. (b)	3.50%	12/01/28	147,753
				1,895,470
	Financial Services — 3.3%
645,000	Affirm Holdings, Inc.	(a)	11/15/26	537,156
374,000	Barclays Bank PLC	(a)	02/18/25	420,970
768,000	Global Payments, Inc. (b)	1.50%	03/01/31	767,232
990,000	Shift4 Payments, Inc.	0.50%	08/01/27	883,179
				2,608,537
	Food Products — 1.3%
339,000	Freshpet, Inc.	3.00%	04/01/28	567,910
406,000	Post Holdings, Inc.	2.50%	08/15/27	455,126
				1,023,036
	Ground Transportation — 2.1%
322,000	Lyft, Inc. (b)	0.63%	03/01/29	332,510
960,000	Uber Technologies, Inc.	(a)	12/15/25	1,000,800
263,000	Uber Technologies, Inc. (b)	0.88%	12/01/28	295,481
				1,628,791
	Health Care Equipment & Supplies — 5.6%
605,000	Alphatec Holdings, Inc.	0.75%	08/01/26	609,916
1,150,000	Dexcom, Inc.	0.25%	11/15/25	1,208,327
404,000	Envista Holdings Corp. (b)	1.75%	08/15/28	344,915
243,000	Insulet Corp.	0.38%	09/01/26	250,558
554,000	Integer Holdings Corp.	2.13%	02/15/28	772,830
446,000	Lantheus Holdings, Inc.	2.63%	12/15/27	504,560
283,000	Merit Medical Systems, Inc. (b)	3.00%	02/01/29	304,225
326,000	TransMedics Group, Inc. (b)	1.50%	06/01/28	407,907
				4,403,238
	Health Care REITs — 1.3%
590,000	Ventas Realty, L.P. (b)	3.75%	06/01/26	589,705
421,000	Welltower OP LLC (b)	2.75%	05/15/28	474,088
				1,063,793
	Health Care Technology — 0.5%
378,000	Evolent Health, Inc. (b)	3.50%	12/01/29	395,300
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Hotel & Resort REITs — 0.8%
$330,000	Pebblebrook Hotel Trust	1.75%	12/15/26	$290,037
435,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	382,365
				672,402
	Hotels, Restaurants & Leisure — 7.1%
436,000	Booking Holdings, Inc.	0.75%	05/01/25	801,978
712,000	Carnival Corp.	5.75%	12/01/27	1,003,920
485,000	Cheesecake (The) Factory, Inc.	0.38%	06/15/26	428,489
821,000	DraftKings Holdings, Inc.	(a)	03/15/28	683,483
171,000	MakeMyTrip Ltd.	(a)	02/15/28	305,361
755,000	NCL Corp. Ltd.	1.13%	02/15/27	693,902
420,000	Royal Caribbean Cruises Ltd.	6.00%	08/15/25	1,198,837
510,000	Shake Shack, Inc.	(a)	03/01/28	462,825
				5,578,795
	Insurance — 0.3%
169,000	HCI Group, Inc.	4.75%	06/01/42	260,260
	Interactive Media & Services — 4.2%
930,000	Liberty TripAdvisor Holdings, Inc. (b)	0.50%	06/30/51	876,525
260,000	Match Group Financeco 3, Inc. (b)	2.00%	01/15/30	212,472
702,000	Morgan Stanley Finance LLC, Medium-Term Note	0.13%	02/07/28	1,189,019
1,282,000	Snap, Inc.	0.13%	03/01/28	1,007,011
				3,285,027
	IT Services — 3.4%
1,030,000	Akamai Technologies, Inc.	0.13%	05/01/25	1,166,990
630,000	DigitalOcean Holdings, Inc.	(a)	12/01/26	528,863
560,000	MongoDB, Inc.	0.25%	01/15/26	995,658
				2,691,511
	Media — 0.3%
258,000	Cardlytics, Inc. (b)	4.25%	04/01/29	256,387
	Metals & Mining — 1.8%
165,000	ATI, Inc.	3.50%	06/15/25	637,478
400,000	Glencore Funding LLC (c)	(a)	03/27/25	431,090
440,000	MP Materials Corp. (b)	0.25%	04/01/26	390,565
				1,459,133
	Mortgage REITs — 0.3%
271,000	Two Harbors Investment Corp.	6.25%	01/15/26	258,805
	Multi-Utilities — 0.5%
410,000	CenterPoint Energy, Inc. (b)	4.25%	08/15/26	406,720
	Oil, Gas & Consumable Fuels — 1.8%
414,000	Northern Oil & Gas, Inc.	3.63%	04/15/29	512,139
98,000	Permian Resources Operating LLC	3.25%	04/01/28	277,995
210,000	Pioneer Natural Resources Co.	0.25%	05/15/25	616,298
				1,406,432
	Passenger Airlines — 1.1%
438,000	American Airlines Group, Inc.	6.50%	07/01/25	478,912
425,000	JetBlue Airways Corp.	0.50%	04/01/26	369,619
				848,531
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Personal Care Products — 0.5%
$465,000	Beauty Health (The) Co. (b)	1.25%	10/01/26	$389,623
	Pharmaceuticals — 2.4%
735,000	Amphastar Pharmaceuticals, Inc. (b)	2.00%	03/15/29	713,097
301,000	BofA Finance LLC	0.60%	05/25/27	376,193
345,000	Jazz Investments I Ltd.	2.00%	06/15/26	333,356
651,000	Revance Therapeutics, Inc.	1.75%	02/15/27	437,472
				1,860,118
	Professional Services — 1.0%
756,000	Parsons Corp. (b)	2.63%	03/01/29	793,422
	Real Estate Management & Development — 1.3%
704,000	Redfin Corp.	0.50%	04/01/27	352,000
658,000	Zillow Group, Inc.	2.75%	05/15/25	668,528
				1,020,528
	Semiconductors & Semiconductor Equipment — 4.5%
223,000	Camtek Ltd. (b)	(a)	12/01/26	331,044
270,000	Impinj, Inc.	1.13%	05/15/27	425,169
340,000	MACOM Technology Solutions Holdings, Inc.	0.25%	03/15/26	450,075
1,059,000	ON Semiconductor Corp.	0.50%	03/01/29	1,025,906
220,000	Semtech Corp.	1.63%	11/01/27	265,430
400,000	SK Hynix, Inc. (c)	1.75%	04/11/30	628,800
688,000	Wolfspeed, Inc.	1.88%	12/01/29	397,836
				3,524,260
	Software — 11.1%
236,000	Barclays Bank PLC	(a)	02/04/25	487,816
265,000	Bentley Systems, Inc.	0.13%	01/15/26	269,240
317,000	CyberArk Software Ltd.	(a)	11/15/24	487,546
734,000	Datadog, Inc.	0.13%	06/15/25	1,049,987
420,000	Envestnet, Inc.	2.63%	12/01/27	450,450
251,000	HubSpot, Inc.	0.38%	06/01/25	541,909
208,000	InterDigital, Inc.	3.50%	06/01/27	282,818
633,000	MicroStrategy, Inc.	(a)	02/15/27	645,175
970,000	MicroStrategy, Inc. (b)	0.63%	03/15/30	937,263
410,000	MicroStrategy, Inc. (b)	0.88%	03/15/31	327,180
345,000	Nutanix, Inc.	0.25%	10/01/27	418,140
405,000	Palo Alto Networks, Inc.	0.38%	06/01/25	1,185,637
373,000	Rapid7, Inc. (b)	1.25%	03/15/29	362,481
375,000	Tyler Technologies, Inc.	0.25%	03/15/26	394,875
211,000	Varonis Systems, Inc.	1.25%	08/15/25	314,918
323,000	Vertex, Inc. (b)	0.75%	05/01/29	338,827
246,000	Zscaler, Inc.	0.13%	07/01/25	312,666
				8,806,928
	Specialty Retail — 2.5%
476,000	Burlington Stores, Inc. (b)	1.25%	12/15/27	519,554
916,000	Wayfair, Inc.	1.00%	08/15/26	817,118
605,000	Wayfair, Inc.	3.25%	09/15/27	668,041
				2,004,713
	Technology Hardware, Storage & Peripherals — 3.2%
790,000	Seagate HDD Cayman (b)	3.50%	06/01/28	948,790
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
$715,000	Super Micro Computer, Inc. (b)	(a)	03/01/29	$731,445
540,000	Western Digital Corp. (b)	3.00%	11/15/28	817,020
				2,497,255
	Water Utilities — 0.5%
420,000	American Water Capital Corp. (b)	3.63%	06/15/26	410,235
	Total Convertible Corporate Bonds and Notes			67,293,427
	(Cost $61,413,908)

Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES — 6.7%
	Banks — 2.8%
670	Bank of America Corp., Series L	7.25%	(d)	770,500
1,255	Wells Fargo & Co., Series L	7.50%	(d)	1,437,528
				2,208,028
	Chemicals — 0.9%
13,070	Albemarle Corp.	7.25%	03/01/27	717,151
	Electric Utilities — 0.4%
6,900	NextEra Energy, Inc.	6.93%	09/01/25	281,175
	Financial Services — 1.3%
17,000	Apollo Global Management, Inc.	6.75%	07/31/26	1,036,660
	Machinery — 1.3%
8,620	Chart Industries, Inc., Series B	6.75%	12/15/25	495,305
4,635	RBC Bearings, Inc., Series A	5.00%	10/15/24	520,835
				1,016,140
	Total Convertible Preferred Securities			5,259,154
	(Cost $5,312,498)

Shares	Description	Value
MONEY MARKET FUNDS — 3.9%
3,085,333	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (e)	3,085,333
	(Cost $3,085,333)

	Total Investments — 95.8%	75,637,914
	(Cost $69,811,739)
	Net Other Assets and Liabilities — 4.2%	3,336,267
	Net Assets — 100.0%	$78,974,181

(a)	Zero coupon security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $20,540,148 or 26.0%
of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(d)	Perpetual maturity.
(e)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds and Notes*	$67,293,427	$—	$67,293,427	$—
Convertible Preferred Securities*	5,259,154	5,259,154	—	—
Money Market Funds	3,085,333	3,085,333	—	—
Total Investments	$75,637,914	$8,344,487	$67,293,427	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$75,637,914
Receivables:
Capital shares sold	3,300,047
Investment securities sold	1,231,205
Interest	250,478
Dividends	5,589
Total Assets	80,425,233

LIABILITIES:
Payables:
Investment securities purchased	1,390,482
Investment advisory fees	60,570
Total Liabilities	1,451,052
NET ASSETS	$78,974,181

NET ASSETS consist of:
Paid-in capital	$101,070,772
Par value	24,000
Accumulated distributable earnings (loss)	(22,120,591)
NET ASSETS	$78,974,181
NET ASSET VALUE, per share	$32.91
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,400,002
Investments, at cost	$69,811,739
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$227,798
Interest	167,834
Other income	3,846
Total investment income	399,478

EXPENSES:
Investment advisory fees	403,045
Total expenses	403,045
NET INVESTMENT INCOME (LOSS)	(3,567)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,386,048
In-kind redemptions	168,279
Net realized gain (loss)	2,554,327
Net change in unrealized appreciation (depreciation) on investments	7,646,723
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,201,050
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,197,483
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$(3,567)	$(1,539,287)
Net realized gain (loss)	2,554,327	(3,108,778)
Net change in unrealized appreciation (depreciation)	7,646,723	(572,586)
Net increase (decrease) in net assets resulting from operations	10,197,483	(5,220,651)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(956,941)	(1,784,251)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	19,435,800	—
Cost of shares redeemed	(31,392,149)	(84,759,126)
Net increase (decrease) in net assets resulting from shareholder transactions	(11,956,349)	(84,759,126)
Total increase (decrease) in net assets	(2,715,807)	(91,764,028)

NET ASSETS:
Beginning of period	81,689,988	173,454,016
End of period	$78,974,181	$81,689,988

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,750,002	5,400,002
Shares sold	600,000	—
Shares redeemed	(950,000)	(2,650,000)
Shares outstanding, end of period	2,400,002	2,750,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.71	$32.12	$52.22	$40.14	$31.57	$28.72
Income from investment operations:
Net investment income (loss)	(0.00) (a) (b)	(0.42) (b)	(1.39)	(1.33)	(0.55)	(0.24)
Net realized and unrealized gain (loss)	3.55	(1.50)	(8.63)	14.42	9.65	3.58
Total from investment operations	3.55	(1.92)	(10.02)	13.09	9.10	3.34
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.49)	(1.39)	(0.62)	(0.53)	(0.49)
Net realized gain	—	—	(8.69)	(0.39)	—	—
Total distributions	(0.35)	(0.49)	(10.08)	(1.01)	(0.53)	(0.49)
Net asset value, end of period	$32.91	$29.71	$32.12	$52.22	$40.14	$31.57
Total return (c)	11.94%	(6.08)%	(22.76)%	32.74%	29.10%	11.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$78,974	$81,690	$173,454	$305,460	$236,802	$194,158
Ratio of total expenses to average net assets	0.95% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(0.01)% (d)	(1.32)%	(3.44)%	(2.60)%	(1.36)%	(0.63)%
Portfolio turnover rate (e)	49%	90%	94%	135%	119%	64%

(a)	Amount represents less than $0.01.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FCVT” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
 6)
bids and offers; and
 7)
reference data including market research publications.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
13)
the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
14)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in convertible securities that are acquired at a price significantly above the principal value. Consequently, the amortization of premium may exceed the interest income earned on the securities.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$1,784,251
Capital gains	—
Return of capital	—
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$270,800
Accumulated capital and other gain (loss)	(28,336,984)
Net unrealized appreciation (depreciation)	(3,294,949)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $28,336,984 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$69,811,739	$8,042,780	$(2,216,605)	$5,826,175
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its management of the investment of the Fund’s assets and will pay SSI for its services as the Fund’s sub-advisor. SSI receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to SSI will be reduced to reflect the reduction in the Advisor’s management fee.
The shareholders of the Fund voted at the special meeting of shareholders on April 15, 2024 to approve for the Fund (1) a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Advisor, as investment advisor, and SSI, as investment sub-advisor, and (2) a “manager of managers” structure (the “Manager of Managers Structure”). SSI (or its predecessor entity, SSI Investment Management Inc.) has served as the investment sub-advisor to the Fund since the Fund’s inception and continues to sub-advise the Fund. Resolute Investment Managers, Inc. (“RIM”), an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), has held a majority ownership interest in SSI since 2019. On December 29, 2023, RIM and certain of its affiliates (collectively, “Resolute”) and their equity owners completed a transaction (the “Transaction”) with certain creditors of RIM to strengthen Resolute’s capital structure (the “Closing”). In connection with the Closing, (i) RIM, Resolute Investment Holdings, LLC (“RIH”), Topco (which was a wholly-owned subsidiary of RIH) and certain of their affiliates and (ii) the prior owners of approximately 93% of RIH entered into an exchange agreement with certain creditors of RIM (the “New Ownership Group”) pursuant to which, among other things, new equity interests in Topco were issued to members of the New Ownership Group and the then-existing equity interests in RIH were retired and canceled. Since the Closing, SSI has been majority owned indirectly by the New Ownership Group. The Closing operated as an “assignment” (as defined in the 1940 Act), resulting in the automatic termination of the Fund’s then-existing investment sub-advisory agreement with SSI as of December 29, 2023. Since then, prior to the receipt of shareholder approval of the New Sub-Advisory Agreement, SSI had been providing investment sub-advisory services to the Fund on an interim basis, as permitted under the 1940 Act. The New Sub-Advisory Agreement became effective upon shareholder approval. In general terms, under the Fund’s Manager of Managers Structure, the Advisor, subject to approval by the Board of Trustees of the Trust, may appoint and replace affiliated and unaffiliated investment sub-advisors and enter into and materially amend investment sub-advisory agreements for the Fund without shareholder approval. In addition, under the Manager of Managers Structure, the Fund is permitted to disclose, as applicable, certain information regarding investment advisory and sub-advisory fees on an aggregate, rather than an individual, basis in various disclosure documents.
First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
Prior to November 6, 2023, First Trust also provided fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which was covered under the annual unitary management fee.
Effective November 6, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to November 6, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH was responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $40,902,811 and $54,819,730, respectively.
For the six months ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $3,278,462, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Submission of Matters to a Vote of Shareholders
FCVT held its Special Meeting of Shareholders (the “Special Meeting”) on April 15, 2024. At the Special Meeting, the shareholders approved (1) a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, FTA, as investment advisor, and SSI Investment Management LLC (“SSI”), as investment sub-advisor, and (2) a “manager of managers” structure (the “Manager of Managers Structure”). Out of 3,100,002 outstanding shares, 1,667,735 total shares voted for each proposal (53.80% of shares voted) constituting a quorum. Of the 1,667,735 shares that voted regarding the proposal to approve the new investment sub-advisory agreement, 1,382,306 (82.89% of shares that voted) voted for it, 20,620 (1.24% of shares voted) voted against it, and 264,809 (15.88% of shares voted) abstained. Of the 1,667,735 of shares that voted regarding the manager of managers structure, 1,367,470 (82.00% of shares that voted) voted for it, 37,672 (2.26% of shares voted) voted against it, and 262,593 (15.75% of shares voted) abstained.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective.

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2024 (Unaudited)
Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
SSI Investment Management LLC
2121 Avenue of the Stars, Suite 2050
Los Angeles, CA 90067
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund IV

First Trust Long Duration Opportunities ETF (LGOV)

First Trust Long Duration Opportunities ETF (LGOV)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust Long Duration Opportunities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Long Duration Opportunities ETF (LGOV)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Long Duration Opportunities ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Long Duration Opportunities ETF (LGOV)
The First Trust Long Duration Opportunities ETF’s (the “Fund”) primary investment objective is to generate current income with a focus on preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds (“ETFs”) that principally invest in such securities. The Fund may purchase mortgage-related securities in “to-be-announced” transactions (“TBA Transactions”), including mortgage dollar rolls.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (1/22/19) to 4/30/24	5 Years Ended 4/30/24	Inception (1/22/19) to 4/30/24
Fund Performance
NAV	5.84%	-8.02%	-1.85%	-0.98%	-8.93%	-5.06%
Market Price	5.84%	-7.86%	-1.84%	-0.97%	-8.85%	-5.01%
Index Performance
ICE BofA 5+ Year US Treasury Index	5.36%	-7.87%	-1.99%	-1.39%	-9.58%	-7.11%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	0.36%	-0.77%	1.91%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Long Duration Opportunities ETF (LGOV) (Continued)

Fund Allocation	% of Net Assets
U.S. Government Agency Mortgage-Backed Securities	74.9%
U.S. Government Bonds and Notes	17.4
U.S. Government Agency Securities	4.9
Exchange-Traded Funds	0.1
Money Market Funds	8.7
Written Options	(0.0)(1)
Net Other Assets and Liabilities(2)	(6.0)
Total	100.0%

Credit Quality(3)	% of Total Long Fixed-Income Investments, Cash & Cash Equivalents
Government & Agency	89.0%
Cash & Cash Equivalents	11.0
Total	100.0%

Top Ten Holdings	% of Fixed-Income Investments(4)
Federal National Mortgage Association, Series 2012-134, Class ZC, 2.50%, 12/25/42	4.0%
U.S. Treasury Bond, 4.38%, 08/15/43	3.9
Federal Home Loan Mortgage Corporation, Pool SD7550, 3.00%, 02/01/52	3.8
U.S. Treasury Bond, 4.50%, 02/15/44	3.6
Federal National Mortgage Association, Pool FM9712, 3.50%, 11/01/50	3.5
U.S. Treasury Bond, 4.75%, 11/15/43	3.1
U.S. Treasury Bond, 4.75%, 11/15/53	2.8
Federal Home Loan Mortgage Corporation, Pool SD7509, 3.00%, 11/01/49	2.8
Federal National Mortgage Association, Series 2024-6, Class AL, 2.00%, 03/25/44	2.6
Government National Mortgage Association, Series 2023-164, Class AZ, 3.00%, 01/20/52	2.6
Total	32.7%

Weighted Average Effective Net Duration
April 30, 2024	12.17 Years
High - April 30, 2024	12.17 Years
Low - December 31, 2023	10.93 Years

(1)	Amount is less than 0.1%.
(2)	Includes variation margin on futures contracts.
(3)
The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s
Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from
AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency”. Credit ratings are subject to change.

(4)	Percentages are based on the long positions only. Money market funds and short positions are excluded.

Fund Performance Overview (Unaudited) (Continued)
First Trust Long Duration Opportunities ETF (LGOV) (Continued)

Performance of a $10,000 Initial Investment
January 22, 2019 - April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
1/22/19
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
$10,191
$9,494
$9,289
First Trust Long Duration Opportunities ETF
ICE BofA 5+ Year US Treasury Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in securitized product investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Long Duration Opportunities ETF (LGOV)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Long Duration Opportunities ETF (the “Fund” or “LGOV”). First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio and certain other services necessary for the management of the portfolio.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
James Snyder – Senior Vice President and Senior Portfolio Manager
Jeremiah Charles – Senior Vice President and Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2019.

First Trust Long Duration Opportunities ETF (LGOV)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Long Duration Opportunities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (a) (b)
First Trust Long Duration Opportunities ETF (LGOV)
Actual	$1,000.00	$1,058.40	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27

(a)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 74.9%
	Collateralized Mortgage Obligations — 45.5%
	FARM Mortgage Trust
$3,750,000	Series 2024-1, Class A2 (a) (b)	4.72%	10/01/53	$3,196,014
	Federal Home Loan Mortgage Corporation
3,932,064	Series 2015-4471, Class JB	3.50%	09/15/43	3,162,247
5,956,579	Series 2015-4499, Class CZ	3.50%	08/15/45	4,764,715
4,581,624	Series 2017-4680, Class YZ	3.50%	05/15/47	3,849,059
4,442,000	Series 2017-4738, Class TY	3.00%	12/15/47	3,247,009
3,181,769	Series 2017-4745, Class CZ	3.50%	01/15/48	2,680,894
4,752,762	Series 2019-4924, Class XB	3.00%	10/25/49	3,275,505
3,634,304	Series 2021-5140, Class ZD	2.00%	08/25/51	1,880,449
12,698,647	Series 2021-5179, Class GZ	2.00%	01/25/52	6,193,262
13,338,822	Series 2022-5213, Class DB	3.00%	04/25/52	10,545,575
	Federal National Mortgage Association
1,031,551	Series 2005-74, Class NZ	6.00%	09/25/35	1,049,250
23,820,220	Series 2012-134, Class ZC	2.50%	12/25/42	16,908,714
1,477,371	Series 2013-19, Class ZD	3.50%	03/25/43	1,215,321
6,203,000	Series 2013-95, Class PY	3.00%	09/25/43	4,548,791
4,383,863	Series 2015-89, Class CZ	4.00%	08/25/45	3,802,948
7,208,539	Series 2016-94, Class MB	2.50%	12/25/46	5,195,139
2,210,977	Series 2018-84, Class ZM	4.00%	11/25/48	1,932,086
8,245,742	Series 2022-22, Class HZ	2.50%	05/25/52	5,307,076
2,572,442	Series 2023-44, Class PO, PO	(c)	10/25/53	1,897,502
10,430,950	Series 2023-59, Class CZ	2.50%	11/25/49	6,231,469
15,500,000	Series 2024-6, Class AL	2.00%	03/25/44	10,918,916
	Government National Mortgage Association
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,234,495
10,160,246	Series 2014-26, Class MZ	3.00%	02/20/44	8,394,165
6,899,101	Series 2014-94, Class Z	4.50%	01/20/44	6,266,508
1,286,834	Series 2015-164, Class MZ	3.00%	09/20/45	915,599
313,076	Series 2015-168, Class GI, IO	5.50%	02/16/33	44
6,000,000	Series 2016-83, Class BP	3.00%	06/20/46	4,691,630
4,777,122	Series 2016-111, Class PB	2.50%	08/20/46	3,264,344
10,723,963	Series 2018-53, Class BZ	3.50%	04/20/48	8,746,715
3,510,000	Series 2022-30, Class AL	3.00%	02/20/52	2,304,967
8,475,374	Series 2022-124, Class MY	3.50%	07/20/52	6,867,413
10,147,137	Series 2022-128, Class PN	4.00%	07/20/52	8,417,401
4,775,400	Series 2022-137, Class JY	4.00%	08/20/52	3,982,909
16,433,671	Series 2023-164, Class AZ	3.00%	01/20/52	10,813,183
4,934,603	Series 2024-1, Class ZE	4.00%	01/20/44	4,177,873
7,301,426	Series 2024-1, Class ZH	5.00%	05/20/46	6,994,883
9,808,307	Series 2024-43, Class EZ	3.50%	04/20/52	6,939,131
19,195,314	Series 2024-59, Class Z (d)	1.25%	07/20/50	10,242,500
				196,055,701
	Commercial Mortgage-Backed Securities — 10.9%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,727,000	Series 2018-K155, Class A3	3.75%	04/25/33	3,353,736
640,000	Series 2018-K157, Class A3	3.99%	08/25/33	582,498
1,936,000	Series 2019-K095, Class XAM, IO (b)	1.37%	06/25/29	106,298
2,050,000	Series 2019-K1510, Class A3	3.79%	01/25/34	1,837,880
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$17,315,738	Series 2019-K1511, Class X1, IO (b)	0.93%	03/25/34	$880,012
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	405,247
1,800,000	Series 2019-K1514, Class A2	2.86%	10/25/34	1,459,888
9,960,382	Series 2020-K111, Class XAM, IO (b)	1.91%	05/25/30	893,496
7,550,000	Series 2020-K120, Class XAM, IO (b)	1.31%	10/25/30	485,045
1,983,200	Series 2020-K1515, Class X1, IO (b)	1.64%	02/25/35	214,226
2,142,000	Series 2020-K1517, Class A2	1.72%	07/25/35	1,518,561
45,526,235	Series 2021-K129, Class X1, IO (b)	1.14%	05/25/31	2,416,264
25,500,000	Series 2021-K131, Class XAM, IO (b)	1.04%	07/25/31	1,435,821
2,570,000	Series 2021-K1519, Class A2	2.01%	12/25/35	1,853,709
186,944,000	Series 2022-K140, Class XAM, IO (b)	0.40%	01/25/32	3,747,444
1,450,000	Series 2022-K145, Class A2	2.58%	05/25/32	1,208,222
6,000,000	Series 2022-K146, Class A2	2.92%	06/25/32	5,127,267
117,854,726	Series 2023-K153, Class X1, IO (b)	0.60%	12/25/32	3,933,142
5,000,000	Series 2023-KG08, Class A2	4.13%	05/25/33	4,643,465
	Federal National Mortgage Association Alternative Credit Enhancement Securities
12,498,028	Series 2024-M3, Class Z (b)	4.63%	04/25/53	9,922,730
	Government National Mortgage Association
906,260	Series 2020-159, Class Z (e)	2.50%	10/16/62	324,884
499,415	Series 2020-197, Class Z (b)	2.25%	10/16/62	153,368
215,806	Series 2021-4, Class Z (b)	2.00%	09/16/62	58,178
928,338	Series 2021-28, Class Z (b)	2.00%	10/16/62	279,656
				46,841,037
	Pass-Through Securities — 18.5%
	Federal Home Loan Mortgage Corporation
13,642,589	Pool SD7509	3.00%	11/01/49	11,516,130
18,709,728	Pool SD7550	3.00%	02/01/52	15,800,682
	Federal National Mortgage Association
16,419,812	Pool FM9712	3.50%	11/01/50	14,462,877
8,081,378	Pool FS2459	3.00%	02/01/52	6,840,232
5,000,000	Pool TBA	3.00%	05/15/54	4,129,113
5,000,000	Pool TBA	4.00%	05/15/54	4,472,406
10,000,000	Pool TBA	3.50%	06/15/54	8,626,200
5,000,000	Pool TBA	4.00%	06/15/54	4,473,968
10,000,000	Pool TBA	4.50%	06/15/54	9,218,049
				79,539,657
	Total U.S. Government Agency Mortgage-Backed Securities			322,436,395
	(Cost $339,179,489)
U.S. GOVERNMENT BONDS AND NOTES — 17.4%
17,500,000	U.S. Treasury Bond	4.38%	08/15/43	16,348,828
13,200,000	U.S. Treasury Bond	4.75%	11/15/43	12,952,500
15,700,000	U.S. Treasury Bond	4.50%	02/15/44	14,910,094
11,900,000	U.S. Treasury Bond	4.75%	11/15/53	11,842,359
11,250,000	U.S. Treasury Bond	4.25%	02/15/54	10,302,539
2,750,000	U.S. Treasury Note	4.63%	04/30/29	2,739,688
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$2,000,000	U.S. Treasury Note	4.63%	04/30/31	$1,990,781
4,000,000	U.S. Treasury Note	4.00%	02/15/34	3,788,125
	Total U.S. Government Bonds and Notes			74,874,914
	(Cost $74,819,487)
U.S. GOVERNMENT AGENCY SECURITIES — 4.9%
5,722,000	Tennessee Valley Authority	5.25%	09/15/39	5,755,104
6,049,000	Tennessee Valley Authority	4.25%	09/15/52	5,085,663
10,000,000	Tennessee Valley Authority	5.38%	04/01/56	10,098,869
	Total U.S. Government Agency Securities			20,939,636
	(Cost $22,141,681)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
19,681	First Trust Intermediate Government Opportunities ETF (f)	384,567
	(Cost $378,560)
MONEY MARKET FUNDS — 8.7%
37,607,440	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (g)	37,607,440
	(Cost $37,607,440)
	Total Investments — 106.0%	456,242,952
	(Cost $474,126,657)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(25)	U.S. Treasury Long Bond Futures Call	$(2,846,094)	$124.00	08/23/24	(10,938)
	(Premiums received $24,934)
	Put Options Written — (0.0)%
(20)	U.S. 5-Year Treasury Futures Put	(2,100,781)	103.25	08/23/24	(9,219)
(25)	U.S. 5-Year Treasury Futures Put	(2,625,977)	103.75	08/23/24	(15,039)
(100)	U.S. 10-Year Treasury Futures Put	(10,767,188)	104.50	08/23/24	(56,250)
(75)	U.S. Treasury Long Bond Futures Put	(8,538,281)	107.00	08/23/24	(71,484)
	Total Put Options Written				(151,992)
	(Premiums received $170,369)
	Total Written Options				(162,930)
	(Premiums received $195,303)
	Net Other Assets and Liabilities — (6.0)%				(25,911,255)
	Net Assets — 100.0%				$430,168,767
Futures Contracts at April 30, 2024 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	441	Jun-2024	$89,371,406	$(434,679)
U.S. 5-Year Treasury Notes	Long	1,112	Jun-2024	116,473,313	(2,386,678)
U.S. 10-Year Treasury Notes	Long	604	Jun-2024	64,892,250	(1,611,465)
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Futures Contracts at April 30, 2024 (Continued):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bond Futures	Long	71	Jun-2024	$8,080,688	$(31,189)
Ultra U.S. Treasury Bond Futures	Long	80	Jun-2024	9,565,000	(63,344)
Ultra 10-Year U.S. Treasury Notes	Short	516	Jun-2024	(56,872,875)	1,609,126
				$231,509,782	$(2,918,229)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $3,196,014 or 0.7% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Zero coupon security.
(d)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2024, securities noted as such are valued at $10,242,500 or 2.4% of net assets.

(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Investment in an affiliated fund.
(g)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$322,436,395	$—	$322,436,395	$—
U.S. Government Bonds and Notes	74,874,914	—	74,874,914	—
U.S. Government Agency Securities	20,939,636	—	20,939,636	—
Exchange-Traded Funds*	384,567	384,567	—	—
Money Market Funds	37,607,440	37,607,440	—	—
Total Investments	456,242,952	37,992,007	418,250,945	—
Futures Contracts**	1,609,126	1,609,126	—	—
Total	$457,852,078	$39,601,133	$418,250,945	$—

See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(162,930)	$(162,930)	$—	$—
Futures Contracts**	(4,527,355)	(4,527,355)	—	—
Total	$(4,690,285)	$(4,690,285)	$—	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value - Unaffiliated	$455,858,385
Investments, at value - Affiliated	384,567
Total investments, at value	456,242,952
Cash	10,261,828
Cash segregated as collateral for open futures and written options contracts	3,630,396
Receivables:
Investment securities sold	26,382,043
Interest	2,347,683
Dividends	212,068
Total Assets	499,076,970

LIABILITIES:
Options contracts written, at value	162,930
Payables:
Investment securities purchased	67,878,204
Variation margin	639,008
Investment advisory fees	228,061
Total Liabilities	68,908,203
NET ASSETS	$430,168,767

NET ASSETS consist of:
Paid-in capital	$468,548,170
Par value	213,000
Accumulated distributable earnings (loss)	(38,592,403)
NET ASSETS	$430,168,767
NET ASSET VALUE, per share	$20.20
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	21,300,002
Investments, at cost - Unaffiliated	$473,748,097
Investments, at cost - Affiliated	$378,560
Total investments, at cost	$474,126,657
Premiums received on options contracts written	$195,303
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$6,821,021
Dividends - Unaffiliated	495,719
Dividends - Affiliated	9,070
Total investment income	7,325,810

EXPENSES:
Investment advisory fees	1,000,765
Total expenses	1,000,765
NET INVESTMENT INCOME (LOSS)	6,325,045

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(4,047,600)
Investments sold short	79,063
Purchased options contracts	(595,426)
Written options contracts	(397,409)
Futures contracts	3,504,472
Net realized gain (loss)	(1,456,900)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(1,293,854)
Investments - Affiliated	5,654
Purchased options contracts	8,436
Written options contracts	(28,840)
Futures contracts	(2,639,555)
Net change in unrealized appreciation (depreciation)	(3,948,159)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,405,059)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$919,986
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$6,325,045	$4,069,841
Net realized gain (loss)	(1,456,900)	(12,056,185)
Net change in unrealized appreciation (depreciation)	(3,948,159)	(14,083,610)
Net increase (decrease) in net assets resulting from operations	919,986	(22,069,954)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(6,545,001)	(3,850,308)
Return of capital	—	(195,568)
Total distributions to shareholders	(6,545,001)	(4,045,876)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	249,798,999	205,566,035
Cost of shares redeemed	—	(11,669,046)
Net increase (decrease) in net assets resulting from shareholder transactions	249,798,999	193,896,989
Total increase (decrease) in net assets	244,173,984	167,781,159

NET ASSETS:
Beginning of period	185,994,783	18,213,624
End of period	$430,168,767	$185,994,783

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	9,550,002	850,002
Shares sold	11,750,000	9,250,000
Shares redeemed	—	(550,000)
Shares outstanding, end of period	21,300,002	9,550,002
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2019 (a)
		2023	2022	2021	2020
Net asset value, beginning of period	$19.48	$21.43	$27.71	$28.97	$28.04	$25.00
Income from investment operations:
Net investment income (loss)	0.43 (b)	0.84 (b)	0.49	0.47	0.82	0.55
Net realized and unrealized gain (loss)	0.73 (c)	(2.05)	(6.36)	(0.77)	1.24	2.95
Total from investment operations	1.16	(1.21)	(5.87)	(0.30)	2.06	3.50
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.70)	(0.38)	(0.47)	(1.13)	(0.46)
Net realized gain	—	—	—	(0.45)	—	—
Return of capital	—	(0.04)	(0.03)	(0.04)	—	—
Total distributions	(0.44)	(0.74)	(0.41)	(0.96)	(1.13)	(0.46)
Net asset value, end of period	$20.20	$19.48	$21.43	$27.71	$28.97	$28.04
Total return (d)	5.84%	(5.97)%	(21.37)%	(1.02)%	7.46%	14.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$430,169	$185,995	$18,214	$33,251	$21,725	$11,215
Ratio of total expenses to average net assets (e)	0.65% (f)	0.65%	0.65%	0.69% (g)	0.69% (g)	0.65% (f)
Ratio of net investment income (loss) to average net assets (e)	4.11% (f)	3.93%	1.79%	1.61%	1.89%	2.64% (f)
Portfolio turnover rate (h)	135% (i)	218%	98% (i)	142% (i)	174% (i)	152% (i)

(a)	Inception date is January 22, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Annualized.
(g)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.65%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(i)
The portfolio turnover rate not including mortgage dollar rolls was 130%, 69%, 69%, 118% and 104% for the periods ended April 30, 2024,
October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the First Trust Long Duration Opportunities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “LGOV” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s primary investment objective is to generate current income with a focus on preservation of capital. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in ETFs that principally invest in such securities. The Fund’s investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as “pass-through” securities and collateralized mortgage obligations, including residential and commercial mortgage-backed securities, stripped mortgage-backed securities and real estate mortgage investment conduits. The Fund will invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in “to-be-announced” transactions (“TBA Transactions”), including mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s portfolio managers. In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government-sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed and mortgage-related securities, futures contracts, options, swap agreements, cash and cash equivalents, and ETFs that invest principally in fixed income securities. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the portfolio managers to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. Under normal market conditions, the portfolio managers will manage the Fund’s portfolio to have a weighted average effective duration of eight or more years.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
14)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2024, the Fund had no when-issued, delayed-delivery securities, or forward purchase commitments.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
E. Options Contracts
In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations.
The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.
Amounts relating to investments in affiliated funds at April 30, 2024, and for the six months then ended are as follows:

Security Name	Shares at 4/30/2024	Value at 10/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 4/30/2024	Dividend Income
First Trust Intermediate Government Opportunities ETF	19,681	$113,640	$265,273	$—	$5,654	$—	$384,567	$9,070
K. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences,

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$3,850,308
Capital gains	—
Return of capital	195,568
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(15,958,372)
Net unrealized appreciation (depreciation)	(17,009,016)
L. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $15,958,372 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$473,931,354	$1,970,646	$(22,740,207)	$(20,769,561)
M. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2024, were $602,619,423 and $265,273, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2024 were $328,320,542 and $0, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $64,132,481 and $64,211,543, respectively.
For the six months ended April 30, 2024, the Fund had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$162,930
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	1,609,126	Unrealized depreciation on futures contracts*	4,527,355

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(595,426)
Written options contracts	(397,409)
Futures contracts	3,504,472
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	8,436
Written options contracts	(28,840)
Futures contracts	(2,639,555)
During the six months ended April 30, 2024, the notional value of futures contracts opened and closed were $655,277,133 and $453,248,780, respectively.
During the six months ended April 30, 2024, the premiums for purchased options contracts opened were $4,693,030 and the premiums for purchased options contracts closed, exercised and expired were $6,791,966.
During the six months ended April 30, 2024, the premiums for written options contracts opened were $1,196,878 and the premiums for written options contracts closed, exercised and expired were $1,230,569.
The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund IV

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Vest Financial LLC (“Vest” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (FT Vest S&P 500® Dividend Aristocrats Target Income ETF®; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
The FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (the “Index”).
The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, maintained and calculated by S&P Opco, LLC (the “Index Provider”). The Index is a rules-based buy-write index designed with the primary goal of generating an annualized level of income from stock dividends and option premiums that is approximately 8% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating capital appreciation based on the returns of the equity components of the Index. The Index’s objective to deliver a target level of income could result in the Fund selling securities to meet the target, which could make the Fund less tax-efficient than other ETFs. The Index is composed of two parts: (1) an equal-weighted portfolio of the stocks contained in the S&P 500® Dividend Aristocrats Index that have options that trade on a national securities exchange (the “Aristocrat Stocks”) and (2) a rolling series of short (written) call options on each of the Aristocrat Stocks (the “Covered Calls”). The S&P 500® Dividend Aristocrats Index includes companies in the S&P 500® Index that have increased dividend payments each year for at least 25 consecutive years and meet certain capitalization and liquidity requirements.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (3/26/18) to 4/30/24	5 Years Ended 4/30/24	Inception (3/26/18) to 4/30/24
Fund Performance
NAV	12.80%	5.57%	8.57%	9.08%	50.86%	69.89%
Market Price	12.89%	5.65%	8.59%	9.10%	51.01%	70.01%
Index Performance
Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series	13.17%	6.40%	9.39%	9.91%	56.67%	77.88%
S&P 500® Dividend Aristocrats Index	14.55%	6.47%	9.71%	10.32%	58.92%	81.94%
S&P 500® Index	20.98%	22.66%	13.19%	12.97%	85.82%	110.34%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG) (Continued)

Sector Allocation	% of Total Long-Term Investments
Consumer Staples	24.1%
Industrials	23.9
Materials	12.1
Financials	10.3
Health Care	10.3
Real Estate	4.6
Utilities	4.6
Consumer Discretionary	4.4
Energy	2.9
Information Technology	2.8
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	100.4%
Money Market Funds	0.0*
Written Options	(0.5)
Net Other Assets and Liabilities	0.1
Total	100.0%

*	Amount is less than 0.1%.

Top Ten Holdings	% of Total Long-Term Investments
Albemarle Corp.	1.6%
Dover Corp.	1.6
3M Co.	1.6
Colgate-Palmolive Co.	1.6
Ecolab, Inc.	1.6
PepsiCo, Inc.	1.6
Coca-Cola (The) Co.	1.5
Essex Property Trust, Inc.	1.5
Consolidated Edison, Inc.	1.5
McCormick & Co., Inc.	1.5
Total	15.6%

Performance of a $10,000 Initial Investment
March 26, 2018 - April 30, 2024

$25,000
$20,000
$15,000
$10,000
$5,000
$21,034
$18,194
$17,788
$16,989
3/26/18
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series
S&P 500® Dividend Aristocrats Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (“KNG” or the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Vest Financial LLC (“Vest” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. In this capacity, Vest is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. Vest, with principal offices at 8350 Broad St., Suite 240, McLean, VA 22102, was founded in 2012. Vest had approximately $26.7 billion under management or committed to management as of April 30, 2024.
Portfolio Management Team
The following persons serve as the portfolio managers of the Fund:
Karan Sood, Managing Director of Vest
Howard Rubin, Managing Director of Vest
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since March 2021.

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Actual	$1,000.00	$1,128.00	0.75%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.4%
	Aerospace & Defense — 1.5%
136,449	General Dynamics Corp. (a)	$39,173,143
	Air Freight & Logistics — 3.0%
567,758	C.H. Robinson Worldwide, Inc. (a)	40,310,818
353,249	Expeditors International of Washington, Inc. (a)	39,320,146
		79,630,964
	Beverages — 4.6%
808,702	Brown-Forman Corp., Class B (a)	38,696,391
658,669	Coca-Cola (The) Co. (a)	40,685,984
233,276	PepsiCo, Inc. (a)	41,035,581
		120,417,956
	Biotechnology — 1.4%
235,590	AbbVie, Inc. (a)	38,316,358
	Building Products — 1.4%
454,297	A.O. Smith Corp. (a)	37,633,963
	Capital Markets — 4.4%
1,576,854	Franklin Resources, Inc. (a)	36,015,345
96,651	S&P Global, Inc. (a)	40,190,385
356,813	T. Rowe Price Group, Inc. (a)	39,096,001
		115,301,731
	Chemicals — 9.2%
170,904	Air Products and Chemicals, Inc. (a)	40,391,451
349,720	Albemarle Corp. (a)	42,074,813
181,833	Ecolab, Inc. (a)	41,121,533
89,744	Linde PLC (a)	39,573,514
306,231	PPG Industries, Inc. (a)	39,503,799
132,099	Sherwin-Williams (The) Co. (a)	39,578,182
		242,243,292
	Commercial Services & Supplies — 1.5%
59,942	Cintas Corp. (a)	39,462,216
	Consumer Staples Distribution & Retail — 4.4%
518,995	Sysco Corp. (a)	38,571,708
239,877	Target Corp. (a)	38,615,400
675,948	Walmart, Inc. (a)	40,117,514
		117,304,622
	Containers & Packaging — 1.5%
4,447,854	Amcor PLC (a)	39,763,815
	Distributors — 1.5%
244,470	Genuine Parts Co. (a)	38,433,129
	Electric Utilities — 1.5%
603,348	NextEra Energy, Inc. (a)	40,406,216
	Electrical Equipment — 1.5%
363,867	Emerson Electric Co. (a)	39,217,585
	Food Products — 6.0%
646,410	Archer-Daniels-Midland Co. (a)	37,918,411
1,136,646	Hormel Foods Corp. (a)	40,419,132
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
339,351	J.M. Smucker (The) Co. (a)	$38,974,462
532,416	McCormick & Co., Inc. (a)	40,495,561
		157,807,566
	Gas Utilities — 1.5%
339,437	Atmos Energy Corp. (a)	40,019,622
	Health Care Equipment & Supplies — 4.5%
371,239	Abbott Laboratories (a)	39,340,197
170,427	Becton Dickinson & Co. (a)	39,982,174
491,350	Medtronic PLC (a)	39,425,924
		118,748,295
	Health Care Providers & Services — 1.5%
386,396	Cardinal Health, Inc. (a)	39,814,244
	Hotels, Restaurants & Leisure — 1.5%
144,257	McDonald’s Corp. (a)	39,387,931
	Household Products — 7.7%
374,301	Church & Dwight Co., Inc. (a)	40,383,335
273,628	Clorox (The) Co. (a)	40,461,372
450,909	Colgate-Palmolive Co. (a)	41,447,555
293,603	Kimberly-Clark Corp. (a)	40,085,618
247,317	Procter & Gamble (The) Co. (a)	40,362,134
		202,740,014
	Industrial Conglomerates — 1.6%
429,482	3M Co. (a)	41,449,308
	Insurance — 6.0%
476,917	Aflac, Inc. (a)	39,894,107
481,630	Brown & Brown, Inc. (a)	39,272,110
159,843	Chubb Ltd. (a)	39,743,364
330,562	Cincinnati Financial Corp. (a)	38,242,718
		157,152,299
	IT Services — 1.4%
219,232	International Business Machines Corp. (a)	36,436,358
	Life Sciences Tools & Services — 1.4%
102,361	West Pharmaceutical Services, Inc. (a)	36,592,010
	Machinery — 9.0%
109,958	Caterpillar, Inc. (a)	36,788,648
231,829	Dover Corp. (a)	41,566,940
159,360	Illinois Tool Works, Inc. (a)	38,901,369
152,403	Nordson Corp. (a)	39,348,930
509,007	Pentair PLC (a)	40,257,364
440,177	Stanley Black & Decker, Inc. (a)	40,232,178
		237,095,429
	Metals & Mining — 1.5%
228,709	Nucor Corp. (a)	38,544,328
	Multi-Utilities — 1.5%
430,219	Consolidated Edison, Inc. (a)	40,612,674
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 3.0%
245,267	Chevron Corp. (a)	$39,554,209
330,014	Exxon Mobil Corp. (a)	39,030,756
		78,584,965
	Personal Care Products — 1.5%
2,062,041	Kenvue, Inc. (a)	38,807,612
	Pharmaceuticals — 1.5%
267,061	Johnson & Johnson (a)	38,614,350
	Professional Services — 1.5%
161,812	Automatic Data Processing, Inc. (a)	39,140,705
	Residential REITs — 1.5%
164,946	Essex Property Trust, Inc. (a)	40,617,952
	Retail REITs — 3.0%
388,275	Federal Realty Investment Trust (a)	40,446,607
748,113	Realty Income Corp. (a)	40,053,970
		80,500,577
	Software — 1.4%
74,019	Roper Technologies, Inc. (a)	37,857,758
	Specialty Retail — 1.5%
171,013	Lowe’s Cos., Inc. (a)	38,989,254
	Trading Companies & Distributors — 3.0%
591,641	Fastenal Co. (a)	40,196,089
41,791	W.W. Grainger, Inc. (a)	38,504,138
		78,700,227
	Total Common Stocks	2,645,518,468
	(Cost $2,519,907,908)
MONEY MARKET FUNDS — 0.0%
1,848,315	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	1,848,315
	(Cost $1,848,315)
	Total Investments — 100.4%	2,647,366,783
	(Cost $2,521,756,223)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.5)%
(967)	3M Co.	$(9,332,517)	$90.00	05/17/24	(746,524)
(959)	A.O. Smith Corp.	(7,944,356)	85.00	05/17/24	(100,695)
(678)	Abbott Laboratories	(7,184,766)	105.00	05/17/24	(181,704)
(462)	AbbVie, Inc.	(7,513,968)	165.00	05/17/24	(89,628)
(876)	Aflac, Inc.	(7,327,740)	82.50	05/17/24	(240,900)
(299)	Air Products and Chemicals, Inc.	(7,066,566)	230.00	05/17/24	(185,380)
(623)	Albemarle Corp.	(7,495,313)	115.00	05/17/24	(588,735)
(8,127)	Amcor PLC	(7,265,538)	9.00	05/17/24	(203,175)
(1,430)	Archer-Daniels-Midland Co.	(8,388,380)	62.50	05/17/24	(27,170)
(678)	Atmos Energy Corp.	(7,993,620)	115.00	05/17/24	(305,100)
(319)	Automatic Data Processing, Inc.	(7,716,291)	240.00	05/17/24	(252,010)
(325)	Becton Dickinson & Co.	(7,624,500)	235.00	05/17/24	(187,525)
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(979)	Brown & Brown, Inc.	$(7,982,766)	$80.00	05/17/24	$(234,960)
(1,398)	Brown-Forman Corp.	(6,689,430)	50.00	05/17/24	(55,920)
(877)	C.H. Robinson Worldwide, Inc.	(6,226,700)	70.00	05/17/24	(263,100)
(721)	Cardinal Health, Inc.	(7,429,184)	110.00	05/17/24	(39,655)
(267)	Caterpillar, Inc.	(8,933,019)	350.00	05/17/24	(72,090)
(520)	Chevron Corp.	(8,386,040)	160.00	05/17/24	(179,400)
(311)	Chubb Ltd.	(7,732,704)	250.00	05/17/24	(108,850)
(779)	Church & Dwight Co., Inc.	(8,404,631)	105.00	05/17/24	(303,810)
(668)	Cincinnati Financial Corp.	(7,728,092)	120.00	05/17/24	(30,060)
(129)	Cintas Corp.	(8,492,586)	660.00	05/17/24	(107,715)
(550)	Clorox (The) Co.	(8,132,850)	145.00	05/17/24	(343,750)
(1,272)	Coca-Cola (The) Co.	(7,857,144)	60.00	05/17/24	(260,760)
(951)	Colgate-Palmolive Co.	(8,741,592)	87.50	05/17/24	(432,705)
(856)	Consolidated Edison, Inc.	(8,080,640)	92.50	05/17/24	(203,728)
(515)	Dover Corp.	(9,233,950)	170.00	05/17/24	(522,725)
(391)	Ecolab, Inc.	(8,842,465)	220.00	05/17/24	(312,800)
(816)	Emerson Electric Co.	(8,794,848)	110.00	05/17/24	(211,344)
(324)	Essex Property Trust, Inc.	(7,978,500)	240.00	05/17/24	(327,240)
(600)	Expeditors International of Washington, Inc.	(6,678,600)	115.00	05/17/24	(111,000)
(760)	Exxon Mobil Corp.	(8,988,520)	120.00	05/17/24	(91,200)
(1,106)	Fastenal Co.	(7,514,164)	67.12	05/17/24	(193,550)
(749)	Federal Realty Investment Trust	(7,802,333)	100.00	05/17/24	(381,990)
(2,842)	Franklin Resources, Inc.	(6,491,128)	25.00	05/17/24	(22,736)
(290)	General Dynamics Corp.	(8,325,610)	290.00	05/17/24	(87,000)
(535)	Genuine Parts Co.	(8,410,735)	160.00	05/17/24	(64,200)
(2,491)	Hormel Foods Corp.	(8,857,996)	35.00	05/17/24	(249,100)
(295)	Illinois Tool Works, Inc.	(7,201,245)	250.00	05/17/24	(53,100)
(440)	International Business Machines Corp.	(7,312,800)	180.00	05/17/24	(6,160)
(572)	J.M. Smucker (The) Co.	(6,569,420)	115.00	05/17/24	(128,700)
(476)	Johnson & Johnson	(6,882,484)	145.00	05/17/24	(102,340)
(3,726)	Kenvue, Inc.	(7,012,332)	20.00	05/17/24	(37,260)
(644)	Kimberly-Clark Corp.	(8,792,532)	125.00	05/17/24	(713,552)
(191)	Linde PLC	(8,422,336)	445.00	05/17/24	(155,665)
(363)	Lowe’s Cos., Inc.	(8,276,037)	230.00	05/17/24	(176,418)
(1,143)	McCormick & Co., Inc.	(8,693,658)	75.00	05/17/24	(242,316)
(254)	McDonald’s Corp.	(6,935,216)	270.00	05/17/24	(154,940)
(902)	Medtronic PLC	(7,237,648)	80.00	05/17/24	(142,516)
(1,328)	NextEra Energy, Inc.	(8,893,616)	65.00	05/17/24	(383,792)
(305)	Nordson Corp.	(7,874,795)	260.00	05/17/24	(105,225)
(445)	Nucor Corp.	(7,499,585)	190.00	05/17/24	(6,230)
(1,085)	Pentair PLC	(8,581,265)	77.50	05/17/24	(355,338)
(458)	PepsiCo, Inc.	(8,056,678)	175.00	05/17/24	(146,560)
(562)	PPG Industries, Inc.	(7,249,800)	130.00	05/17/24	(95,540)
(502)	Procter & Gamble (The) Co.	(8,192,640)	155.00	05/17/24	(423,688)
(1,372)	Realty Income Corp.	(7,345,688)	52.50	05/17/24	(240,100)
(138)	Roper Technologies, Inc.	(7,058,148)	530.00	05/17/24	(24,840)
(172)	S&P Global, Inc.	(7,152,276)	410.00	05/17/24	(188,340)
(257)	Sherwin-Williams (The) Co.	(7,699,977)	310.00	05/17/24	(46,260)
(827)	Stanley Black & Decker, Inc.	(7,558,780)	90.00	05/17/24	(334,108)
(1,009)	Sysco Corp.	(7,498,888)	75.00	05/17/24	(133,188)
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(700)	T. Rowe Price Group, Inc.	$(7,669,900)	$110.00	05/17/24	$(157,500)
(546)	Target Corp.	(8,789,508)	170.00	05/17/24	(28,938)
(88)	W.W. Grainger, Inc.	(8,107,880)	940.00	05/17/24	(140,800)
(1,426)	Walmart, Inc.	(8,463,310)	180.00	05/17/24	(145,452)
(222)	West Pharmaceutical Services, Inc.	(7,936,056)	370.00	05/17/24	(166,500)
	Total Written Options				(13,355,300)
	(Premiums received $15,435,688)
	Net Other Assets and Liabilities — 0.1%				1,735,967
	Net Assets — 100.0%				$2,635,747,450

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2024, the value of these securities amounts to $526,554,280.
(b)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,645,518,468	$2,645,518,468	$—	$—
Money Market Funds	1,848,315	1,848,315	—	—
Total Investments	$2,647,366,783	$2,647,366,783	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,355,300)	$(11,778,907)	$(1,576,393)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$2,647,366,783
Cash segregated as collateral for open written options contracts	25,220
Receivables:
Investment securities sold	150,284,571
Capital shares sold	10,258,105
Dividends	3,279,670
Miscellaneous	132,935
Total Assets	2,811,347,284

LIABILITIES:
Options contracts written, at value	13,355,300
Payables:
Capital shares redeemed	94,635,271
Investment securities purchased	66,013,177
Investment advisory fees	1,596,086
Total Liabilities	175,599,834
NET ASSETS	$2,635,747,450

NET ASSETS consist of:
Paid-in capital	$2,680,420,198
Par value	515,250
Accumulated distributable earnings (loss)	(45,187,998)
NET ASSETS	$2,635,747,450
NET ASSET VALUE, per share	$51.15
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	51,525,000
Investments, at cost	$2,521,756,223
Premiums received on options contracts written	$15,435,688
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$25,448,751
Total investment income	25,448,751

EXPENSES:
Investment advisory fees	7,857,137
Total expenses	7,857,137
NET INVESTMENT INCOME (LOSS)	17,591,614

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(103,660,246)
In-kind redemptions	35,675,866
Written options contracts	24,496,002
Net realized gain (loss)	(43,488,378)
Net change in unrealized appreciation (depreciation) on:
Investments	233,015,258
Written options contracts	886,949
Net change in unrealized appreciation (depreciation)	233,902,207
NET REALIZED AND UNREALIZED GAIN (LOSS)	190,413,829
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,005,443
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$17,591,614	$12,782,119
Net realized gain (loss)	(43,488,378)	17,049,160
Net change in unrealized appreciation (depreciation)	233,902,207	(93,028,507)
Net increase (decrease) in net assets resulting from operations	208,005,443	(63,197,228)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(94,310,038)	(49,369,360)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,253,737,854	1,200,887,414
Cost of shares redeemed	(191,642,116)	(134,932,046)
Net increase (decrease) in net assets resulting from shareholder transactions	1,062,095,738	1,065,955,368
Total increase (decrease) in net assets	1,175,791,143	953,388,780

NET ASSETS:
Beginning of period	1,459,956,307	506,567,527
End of period	$2,635,747,450	$1,459,956,307

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	30,825,000	10,075,000
Shares sold	24,450,000	23,450,000
Shares redeemed	(3,750,000)	(2,700,000)
Shares outstanding, end of period	51,525,000	30,825,000
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$47.36	$50.28	$54.77	$42.40	$44.69	$40.28
Income from investment operations:
Net investment income (loss)	0.43 (a)	0.86 (a)	0.81	0.73	0.81 (a)	0.74 (a)
Net realized and unrealized gain (loss)	5.61	(0.94)	(3.28)	13.57	(1.35) (b)	5.52
Total from investment operations	6.04	(0.08)	(2.47)	14.30	(0.54)	6.26
Distributions paid to shareholders from:
Net investment income	(2.25)	(2.10)	(1.45)	(0.58)	(1.75)	(1.57)
Net realized gain	—	(0.74)	(0.57)	(1.35)	—	(0.29)
Total distributions	(2.25)	(2.84)	(2.02)	(1.93)	(1.75)	(1.86)
Transaction fees(Note 7)	—	—	—	—	0.00 (a) (c)	0.01 (a)
Net asset value, end of period	$51.15	$47.36	$50.28	$54.77	$42.40	$44.69
Total return (d)	12.80%	(0.43)%	(4.52)%	34.14%	(0.93)%	15.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,635,747	$1,459,956	$506,568	$294,415	$66,778	$43,574
Ratio of total expenses to average net assets	0.75% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	1.68% (e)	1.69%	1.55%	1.65%	1.89%	1.75%
Portfolio turnover rate (f)	85%	92%	55%	62%	86%	83%

(a)	Based on average shares outstanding.
(b)
Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”), a diversified series of the Trust, which trades under the ticker “KNG” on Cboe BZX Exchange, Inc. (“Cboe BZX”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund’s investment objective seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (the “Index”). The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the securities that comprise the Index. The Index is a rules-based buy-write index designed with the primary goal of generating an annualized level of income from stock dividends and option premiums that is approximately 8% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating capital appreciation based on the returns of the equity components of the Index.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.

Notes to Financial Statements (Continued)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Notes to Financial Statements (Continued)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
C. Options Contracts
The Fund will employ a “partial covered call strategy,” meaning that covered calls will be typically written on a notional value less than the total value of each underlying stock contained in the S&P 500® Dividend Aristocrats Index (the “Aristocrat Stocks”), such that the short position in each call option is “covered” by a portion of the corresponding Aristocrat Stock held by the Fund, however, the notional value of the covered calls will not exceed 100% of the value of each underlying Aristocrat Stock. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. Any gain or loss on written options would be included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$33,712,138
Capital gains	15,657,222
Return of capital	—
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	—
Net unrealized appreciation (depreciation)	(158,883,403)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had no non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,506,320,535	$163,112,108	$(35,421,160)	$127,690,948
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will

Notes to Financial Statements (Continued)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor. Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of the Fund. Vest’s fee is paid by the Advisor out of its management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $1,794,356,332 and $1,810,316,304, respectively.
For the six months ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $1,264,569,850 and $190,178,488, respectively.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$13,355,300
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$24,496,002
Net change in unrealized appreciation (depreciation) on written options contracts	886,949
During the six months ended April 30, 2024, the premiums for written options contracts opened were $73,394,190 and the premiums for written options contracts closed, exercised and expired were $65,855,513.

Notes to Financial Statements (Continued)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
6. Offsetting Assets and Liabilities
The Fund is subject to a Master Netting Arrangement, which governs the terms of certain transactions with select counterparties. The Master Netting Arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.
The following is a summary of the Statement of Assets and Liabilities subject to offsetting in the Fund as of the end of the reporting period:

Description/ Counterparty	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Written Options
Societe Generale	$13,355,300	$—	$13,355,300	$(13,355,300)	$—	$—
In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
7. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Vest Financial LLC

8350 Broad Street, Suite 240
McLean, VA 22102
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund IV

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust Limited Duration Investment Grade Corporate ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
The First Trust Limited Duration Investment Grade Corporate ETF’s (the “Fund”) primary investment objective is to deliver current income. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt securities may have fixed or floating interest rates. The corporate debt securities in which the Fund may invest may include senior loans and covenant-lite loans.
At least 80% of the Fund’s net assets will be invested in corporate debt securities that are, at the time of purchase, investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. In the case of a split rating between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Fund’s investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO.
Although the Fund intends to invest primarily in investment grade corporate debt securities, the Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in debt securities of any credit quality, including senior loans and other debt securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the Fund’s investment advisor to be of comparable quality to rated investment grade securities. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. The Fund’s investments will be concentrated (i.e., invest more than 25% of Fund assets) in the industries or group of industries comprising the financials sector.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	Inception (11/17/21) to 4/30/24	Inception (11/17/21) to 4/30/24
Fund Performance
NAV	4.04%	3.28%	0.44%	1.09%
Market Price	3.98%	3.11%	0.44%	1.08%
Index Performance
Bloomberg US Corporate Bond 1-5 Year Index	4.15%	3.66%	0.07%	0.17%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-4.61%	-10.91%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG) (Continued)

Industry Classification	% of Total Long-Term Investments(1)
Banking	19.5%
Technology	17.7
Healthcare	12.6
Food and Beverage	9.2
Health Insurance	5.2
Property & Casualty Insurance	4.9
Environmental	3.5
Pharmaceuticals	3.0
Electric	2.9
Aerospace/Defense	2.7
Wireless	2.3
Packaging	2.2
Brokerage/Asset Managers/Exchanges	2.2
Construction Machinery	1.8
Restaurants	1.4
Retailers	1.4
Cable Satellite	1.0
Building Materials	1.0
Paper	1.0
Wirelines	0.9
Gaming	0.8
Consumer Cyclical Services	0.6
Other Utility	0.6
Chemicals	0.6
Consumer Products	0.4
Lodging	0.3
Diversified Manufacturing	0.2
Midstream	0.1
Total	100.0%

Asset Classification	% of Total Long-Term Investments(1)
Corporate Bonds and Notes	86.3%
Foreign Corporate Bonds and Notes	12.7
Senior Floating-Rate Loan Interests	1.0
Total	100.0%

Credit Quality(2)	% of Senior Loans and other Debt Securities(1)
AA	2.0%
AA-	11.1
A+	7.5
A	8.6
A-	14.2
BBB+	16.8
BBB	18.5
BBB-	16.9
BB+	2.1
BB	1.7
BB-	0.6
Total	100.0%

Top Ten Issuers	% of Long-Term Investments(1)
JPMorgan Chase & Co.	3.2%
Morgan Stanley	2.6
Bank of America Corp.	2.5
Wells Fargo & Co.	2.2
Brown & Brown, Inc.	1.9
Open Text Corp. (GXS)	1.6
Oracle Corp.	1.5
Humana, Inc.	1.5
State Street Corp.	1.5
UnitedHealth Group, Inc.	1.5
Total	20.0%

(1)	Percentages are based on long-term positions. Commercial paper is excluded.
(2)
The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s
Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to
D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of
BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG) (Continued)

Performance of a $10,000 Initial Investment
November 17, 2021 - April 30, 2024
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
11/17/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
$10,109
$10,017
$8,909
First Trust Limited Duration Investment Grade Corporate ETF
Bloomberg US Corporate Bond 1-5 Year Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to First Trust Limited Duration Investment Grade Corporate ETF (the “Fund” or “FSIG”). First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
William Housey, CFA – Managing Director of Fixed Income and Senior Portfolio Manager of First Trust
Todd Larson, CFA – Senior Vice President and Senior Portfolio Manager of First Trust
Eric R. Maisel, CFA – Senior Vice President and Portfolio Manager of First Trust
Jeffrey Scott, CFA – Senior Vice President and Portfolio Manager of First Trust
Nathan Simons, CFA – Vice President and Portfolio Manager of First Trust
Scott Skowronski, CFA – Senior Vice President and Portfolio Manager of First Trust
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. William Housey, Todd Larson, Eric R. Maisel, Jeffrey Scott, and Nathan Simons have served as a part of the portfolio management team of the Fund since November 2021. Scott Skowronski has served as part of the portfolio management team of the Fund since November 2022.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Actual	$1,000.00	$1,040.40	0.54%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.54%	$2.72

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 84.9%
	Aerospace/Defense — 2.7%
$4,500,000	Howmet Aerospace, Inc.	6.88%	05/01/25	$4,538,790
2,000,000	Howmet Aerospace, Inc.	5.90%	02/01/27	2,010,342
1,000,000	Howmet Aerospace, Inc.	6.75%	01/15/28	1,033,499
3,000,000	Howmet Aerospace, Inc.	3.00%	01/15/29	2,663,955
2,000,000	Lockheed Martin Corp.	4.45%	05/15/28	1,947,539
5,000,000	Lockheed Martin Corp.	4.50%	02/15/29	4,864,925
5,000,000	Northrop Grumman Corp.	4.60%	02/01/29	4,851,649
3,500,000	Northrop Grumman Corp.	4.40%	05/01/30	3,332,640
3,500,000	RTX Corp.	5.75%	01/15/29	3,556,541
				28,799,880
	Banking — 16.7%
1,044,000	American Express Co. (a)	6.34%	10/30/26	1,052,662
3,500,000	American Express Co. (a)	5.39%	07/28/27	3,481,991
889,000	American Express Co. (a)	5.10%	02/16/28	879,213
1,500,000	American Express Co. (a)	5.28%	07/27/29	1,489,181
5,250,000	Bank of America Corp.	3.50%	04/19/26	5,064,746
6,750,000	Bank of America Corp. (a)	5.08%	01/20/27	6,681,099
10,000,000	Bank of America Corp. (a)	4.95%	07/22/28	9,812,671
5,395,000	Bank of America Corp. (a)	5.20%	04/25/29	5,313,150
2,500,000	Bank of New York Mellon (The) Corp. (a)	5.22%	11/21/25	2,493,177
1,500,000	Bank of New York Mellon (The) Corp. (a)	5.15%	05/22/26	1,491,688
5,150,000	Bank of New York Mellon (The) Corp. (a)	4.41%	07/24/26	5,074,845
1,000,000	Bank of New York Mellon (The) Corp. (a)	4.95%	04/26/27	990,114
2,000,000	Bank of New York Mellon (The) Corp. (a)	5.80%	10/25/28	2,027,567
2,000,000	Bank of New York Mellon (The) Corp. (a)	6.32%	10/25/29	2,067,576
600,000	Fifth Third Bancorp (a)	6.34%	07/27/29	607,020
5,000,000	Goldman Sachs Bank USA (a)	5.28%	03/18/27	4,968,921
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.27%	09/29/25	989,102
2,000,000	Goldman Sachs Group (The), Inc. (a)	5.80%	08/10/26	1,999,331
3,500,000	Goldman Sachs Group (The), Inc. (a)	6.48%	10/24/29	3,612,499
5,750,000	JPMorgan Chase & Co.	3.30%	04/01/26	5,529,628
5,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	4,930,411
10,500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	10,288,155
7,500,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	7,083,329
3,500,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	3,463,757
2,500,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	2,440,445
3,250,000	Morgan Stanley	4.00%	07/23/25	3,188,738
7,500,000	Morgan Stanley (a)	5.05%	01/28/27	7,427,892
10,500,000	Morgan Stanley (a)	5.45%	07/20/29	10,438,328
2,000,000	Morgan Stanley (a)	5.66%	04/18/30	2,001,015
2,000,000	Morgan Stanley Bank N.A.	4.75%	04/21/26	1,974,799
2,500,000	Morgan Stanley Bank N.A. (a)	4.95%	01/14/28	2,463,144
5,000,000	PNC Financial Services Group (The), Inc. (a)	4.76%	01/26/27	4,927,724
1,000,000	PNC Financial Services Group (The), Inc.	3.15%	05/19/27	939,171
2,000,000	PNC Financial Services Group (The), Inc. (a)	6.62%	10/20/27	2,044,222
135,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	133,851
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	995,760
5,234,000	State Street Corp. (a)	4.86%	01/26/26	5,195,582
1,000,000	State Street Corp. (a)	5.10%	05/18/26	993,860
5,000,000	State Street Corp.	5.27%	08/03/26	4,986,076
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$4,250,000	State Street Corp. (a)	5.82%	11/04/28	$4,309,842
1,750,000	Truist Financial Corp. (a)	6.05%	06/08/27	1,759,626
4,000,000	Truist Financial Corp. (a)	4.87%	01/26/29	3,880,363
3,000,000	US Bancorp (a)	5.73%	10/21/26	2,999,772
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,051,532
2,750,000	Wells Fargo & Co.	3.55%	09/29/25	2,674,477
1,250,000	Wells Fargo & Co. (a)	2.41%	10/30/25	1,228,681
4,000,000	Wells Fargo & Co.	3.00%	10/23/26	3,763,135
5,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	5,004,361
2,500,000	Wells Fargo & Co. (a)	5.20%	01/23/30	2,452,074
5,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	4,945,872
2,750,000	Wells Fargo Bank N.A.	5.45%	08/07/26	2,749,250
				179,361,425
	Brokerage/Asset Managers/Exchanges — 2.2%
9,000,000	Intercontinental Exchange, Inc.	4.00%	09/15/27	8,622,261
3,790,000	LPL Holdings, Inc. (b)	4.63%	11/15/27	3,612,774
1,710,000	Nasdaq, Inc.	5.65%	06/28/25	1,708,289
9,500,000	Nasdaq, Inc.	5.35%	06/28/28	9,453,591
				23,396,915
	Building Materials — 1.0%
3,500,000	CRH America Finance, Inc. (b)	3.95%	04/04/28	3,326,193
7,674,000	CRH America, Inc. (b)	3.88%	05/18/25	7,515,779
				10,841,972
	Cable Satellite — 0.9%
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	986,555
3,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%	11/10/26	3,008,096
3,000,000	Comcast Corp.	4.15%	10/15/28	2,873,842
3,500,000	Comcast Corp.	4.25%	10/15/30	3,288,062
				10,156,555
	Chemicals — 0.5%
5,000,000	EIDP, Inc.	4.50%	05/15/26	4,909,152
1,000,000	FMC Corp.	5.15%	05/18/26	987,923
				5,897,075
	Construction Machinery — 1.8%
1,004,000	Ashtead Capital, Inc. (b)	4.38%	08/15/27	955,613
3,500,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	3,257,564
2,500,000	John Deere Capital Corp.	4.50%	01/08/27	2,460,273
12,300,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	12,186,262
				18,859,712
	Consumer Cyclical Services — 0.6%
300,000	Expedia Group, Inc. (b)	6.25%	05/01/25	300,710
6,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	6,281,789
				6,582,499
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Products — 0.4%
$2,000,000	Mead Johnson Nutrition Co.	4.13%	11/15/25	$1,953,697
2,500,000	Procter & Gamble (The) Co.	4.35%	01/29/29	2,444,777
				4,398,474
	Diversified Manufacturing — 0.2%
2,000,000	Ingersoll Rand, Inc.	5.40%	08/14/28	1,995,423
	Electric — 2.9%
3,800,000	AEP Transmission Co. LLC	3.10%	12/01/26	3,589,488
5,000,000	CenterPoint Energy Houston Electric LLC	5.20%	10/01/28	4,985,262
1,000,000	DTE Electric Co.	4.85%	12/01/26	990,940
2,000,000	FirstEnergy Transmission LLC (b)	4.35%	01/15/25	1,972,090
3,250,000	Florida Power & Light Co.	5.05%	04/01/28	3,233,407
2,500,000	Florida Power & Light Co.	4.40%	05/15/28	2,425,611
3,500,000	Florida Power & Light Co.	4.63%	05/15/30	3,394,112
435,000	Georgia Power Co.	5.00%	02/23/27	431,083
7,371,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	7,211,532
1,550,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	1,510,922
1,550,000	Virginia Electric and Power Co., Series B	3.75%	05/15/27	1,478,217
				31,222,664
	Environmental — 2.3%
1,550,000	Republic Services, Inc.	2.90%	07/01/26	1,477,206
7,850,000	Republic Services, Inc.	4.88%	04/01/29	7,700,785
2,000,000	Waste Management, Inc.	3.15%	11/15/27	1,874,079
10,000,000	Waste Management, Inc.	4.88%	02/15/29	9,884,189
3,500,000	Waste Management, Inc.	4.63%	02/15/30	3,391,366
				24,327,625
	Food and Beverage — 7.9%
5,000,000	Campbell Soup Co.	5.20%	03/19/27	4,969,297
5,000,000	Campbell Soup Co.	5.20%	03/21/29	4,930,767
3,995,000	Conagra Brands, Inc.	5.30%	10/01/26	3,968,082
2,000,000	Constellation Brands, Inc.	4.75%	11/15/24	1,989,336
6,500,000	Constellation Brands, Inc.	4.75%	12/01/25	6,403,542
4,000,000	Constellation Brands, Inc.	4.35%	05/09/27	3,874,107
2,500,000	Constellation Brands, Inc.	4.80%	01/15/29	2,431,926
5,000,000	General Mills, Inc.	4.70%	01/30/27	4,908,806
5,500,000	General Mills, Inc.	2.88%	04/15/30	4,790,912
2,500,000	J.M. Smucker (The) Co.	5.90%	11/15/28	2,548,490
2,975,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	2,785,032
5,000,000	Keurig Dr Pepper, Inc.	5.10%	03/15/27	4,966,427
5,500,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	5,197,591
2,000,000	Keurig Dr Pepper, Inc.	4.60%	05/25/28	1,941,647
3,854,000	McCormick & Co., Inc.	3.40%	08/15/27	3,615,073
6,825,000	Molson Coors Beverage Co.	3.00%	07/15/26	6,477,242
882,000	Mondelez International, Inc.	4.75%	02/20/29	857,803
2,500,000	Nestle Holdings, Inc. (b)	5.00%	03/14/28	2,484,148
5,500,000	PepsiCo, Inc.	2.75%	03/19/30	4,837,866
4,500,000	Post Holdings, Inc. (b)	6.25%	02/15/32	4,445,539
4,000,000	Sysco Corp.	3.75%	10/01/25	3,892,441
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food and Beverage (Continued)
$2,000,000	Sysco Corp.	3.25%	07/15/27	$1,871,299
400,000	Sysco Corp.	5.75%	01/17/29	404,162
				84,591,535
	Gaming — 0.8%
3,000,000	VICI Properties, L.P.	5.75%	04/01/34	2,888,962
2,050,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	2,018,348
3,500,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	3,285,284
				8,192,594
	Health Insurance — 5.1%
10,149,000	Centene Corp.	4.25%	12/15/27	9,579,702
7,066,000	Elevance Health, Inc.	5.35%	10/15/25	7,043,674
2,000,000	Elevance Health, Inc.	3.65%	12/01/27	1,887,552
6,000,000	Elevance Health, Inc.	4.10%	03/01/28	5,746,931
4,500,000	Humana, Inc.	4.50%	04/01/25	4,448,475
4,000,000	Humana, Inc.	3.95%	03/15/27	3,835,380
4,000,000	Humana, Inc.	5.75%	12/01/28	4,016,379
3,500,000	Humana, Inc.	4.88%	04/01/30	3,371,911
7,050,000	UnitedHealth Group, Inc.	5.25%	02/15/28	7,071,478
2,500,000	UnitedHealth Group, Inc.	4.70%	04/15/29	2,446,122
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,502,216
2,500,000	UnitedHealth Group, Inc.	4.90%	04/15/31	2,433,321
				55,383,141
	Healthcare — 11.3%
10,238,000	Alcon Finance Corp. (b)	2.75%	09/23/26	9,595,200
4,240,000	Alcon Finance Corp. (b)	3.00%	09/23/29	3,763,891
3,000,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	2,791,656
2,000,000	Becton Dickinson & Co.	3.73%	12/15/24	1,973,866
5,000,000	Becton Dickinson & Co.	3.70%	06/06/27	4,748,607
2,500,000	Becton Dickinson & Co.	4.87%	02/08/29	2,442,342
2,500,000	Charles River Laboratories International, Inc. (b)	4.25%	05/01/28	2,327,825
2,500,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	2,248,309
1,631,000	Cigna Group (The)	4.50%	02/25/26	1,602,902
3,000,000	Cigna Group (The)	4.38%	10/15/28	2,870,001
4,345,000	Cigna Group (The)	2.40%	03/15/30	3,664,875
1,550,000	CVS Health Corp.	3.88%	07/20/25	1,516,434
2,000,000	CVS Health Corp.	5.00%	02/20/26	1,980,775
2,500,000	CVS Health Corp.	5.13%	02/21/30	2,448,207
6,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	5,992,074
6,170,000	HCA, Inc.	5.88%	02/15/26	6,174,429
2,000,000	HCA, Inc.	4.50%	02/15/27	1,938,441
5,000,000	HCA, Inc.	5.20%	06/01/28	4,914,790
2,500,000	IQVIA, Inc. (b)	5.00%	05/15/27	2,415,914
11,000,000	IQVIA, Inc.	5.70%	05/15/28	11,011,550
250,000	IQVIA, Inc.	6.25%	02/01/29	254,283
2,500,000	McKesson Corp.	4.90%	07/15/28	2,462,239
4,659,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	4,351,692
5,000,000	Solventum Corp. (b)	5.40%	03/01/29	4,906,503
2,500,000	Solventum Corp. (b)	5.45%	03/13/31	2,423,350
2,500,000	Solventum Corp. (b)	5.60%	03/23/34	2,412,065
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$8,500,000	Stryker Corp.	3.38%	11/01/25	$8,230,916
6,000,000	Stryker Corp.	4.85%	12/08/28	5,879,865
3,500,000	Thermo Fisher Scientific, Inc.	4.98%	08/10/30	3,441,424
5,400,000	Zimmer Biomet Holdings, Inc.	1.45%	11/22/24	5,273,065
5,000,000	Zimmer Biomet Holdings, Inc.	3.55%	04/01/25	4,899,856
557,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	554,686
				121,512,032
	Lodging — 0.3%
3,500,000	Hyatt Hotels Corp.	5.75%	01/30/27	3,517,589
	Other Utility — 0.6%
4,000,000	American Water Capital Corp.	2.95%	09/01/27	3,697,983
2,893,000	American Water Capital Corp.	3.75%	09/01/28	2,717,841
				6,415,824
	Packaging — 1.2%
1,928,000	Berry Global, Inc. (b)	4.88%	07/15/26	1,888,578
11,500,000	Berry Global, Inc.	5.50%	04/15/28	11,372,222
				13,260,800
	Paper — 0.1%
1,000,000	Packaging Corp. of America	3.40%	12/15/27	936,356
	Pharmaceuticals — 2.6%
1,550,000	AbbVie, Inc.	3.20%	05/14/26	1,486,768
2,500,000	AbbVie, Inc.	4.80%	03/15/29	2,455,402
250,000	AbbVie, Inc.	4.95%	03/15/31	245,316
2,250,000	Amgen, Inc.	5.25%	03/02/25	2,241,611
3,000,000	Amgen, Inc.	4.05%	08/18/29	2,822,908
6,250,000	Astrazeneca Finance LLC	4.88%	03/03/28	6,177,726
2,500,000	Gilead Sciences, Inc.	3.65%	03/01/26	2,424,210
7,000,000	Zoetis, Inc.	4.50%	11/13/25	6,895,282
2,500,000	Zoetis, Inc.	3.00%	09/12/27	2,316,891
1,522,000	Zoetis, Inc.	2.00%	05/15/30	1,254,549
				28,320,663
	Property & Casualty Insurance — 4.9%
8,250,000	Aon Corp. / Aon Global Holdings PLC	2.85%	05/28/27	7,656,287
1,818,000	Aon North America, Inc.	5.15%	03/01/29	1,794,541
2,000,000	Aon North America, Inc.	5.30%	03/01/31	1,968,621
2,500,000	Aon North America, Inc.	5.45%	03/01/34	2,446,515
5,500,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	5,394,046
994,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	966,114
11,045,000	Brown & Brown, Inc.	4.20%	09/15/24	10,971,661
6,031,000	Brown & Brown, Inc.	4.50%	03/15/29	5,759,605
2,000,000	Brown & Brown, Inc.	2.38%	03/15/31	1,613,537
2,500,000	Brown & Brown, Inc.	4.20%	03/17/32	2,226,021
1,650,000	Marsh & McLennan Cos., Inc.	3.75%	03/14/26	1,605,109
6,392,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	6,180,025
3,750,000	Willis North America, Inc.	4.65%	06/15/27	3,645,714
				52,227,796
	Restaurants — 0.3%
3,000,000	Starbucks Corp.	4.85%	02/08/27	2,964,497
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Retailers — 0.9%
$3,000,000	AutoZone, Inc.	3.75%	06/01/27	$2,862,659
4,000,000	O’Reilly Automotive, Inc.	5.75%	11/20/26	4,025,753
3,500,000	O’Reilly Automotive, Inc.	3.60%	09/01/27	3,306,161
				10,194,573
	Technology — 13.6%
5,250,000	Adobe, Inc.	2.30%	02/01/30	4,515,689
5,000,000	Autodesk, Inc.	4.38%	06/15/25	4,940,357
5,485,000	Autodesk, Inc.	3.50%	06/15/27	5,197,652
1,485,000	Autodesk, Inc.	2.85%	01/15/30	1,294,640
10,000,000	Black Knight InfoServ LLC (b)	3.63%	09/01/28	9,312,500
2,500,000	Cisco Systems, Inc.	4.85%	02/26/29	2,469,859
2,500,000	Cisco Systems, Inc.	4.95%	02/26/31	2,460,124
5,000,000	CoStar Group, Inc. (b)	2.80%	07/15/30	4,153,286
8,000,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	7,036,142
9,670,000	FactSet Research Systems, Inc.	2.90%	03/01/27	8,982,081
3,500,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	3,415,014
3,500,000	Fidelity National Information Services, Inc.	4.25%	05/15/28	3,273,015
2,500,000	Gartner, Inc. (b)	4.50%	07/01/28	2,353,219
2,500,000	Gartner, Inc. (b)	3.63%	06/15/29	2,239,296
3,074,000	Global Payments, Inc.	1.50%	11/15/24	3,004,976
7,250,000	Infor, Inc. (b)	1.75%	07/15/25	6,867,853
16,000,000	MSCI, Inc. (b)	4.00%	11/15/29	14,472,494
4,000,000	Oracle Corp.	5.80%	11/10/25	4,010,721
3,025,000	Oracle Corp.	3.25%	11/15/27	2,811,718
2,250,000	Oracle Corp.	2.30%	03/25/28	2,001,897
3,000,000	Oracle Corp.	4.50%	05/06/28	2,907,213
4,000,000	Oracle Corp.	6.15%	11/09/29	4,126,329
3,000,000	PTC, Inc. (b)	3.63%	02/15/25	2,941,025
3,000,000	Roper Technologies, Inc.	3.80%	12/15/26	2,882,767
2,682,000	Roper Technologies, Inc.	2.00%	06/30/30	2,195,480
4,500,000	Salesforce, Inc.	3.70%	04/11/28	4,284,807
9,000,000	ServiceNow, Inc.	1.40%	09/01/30	7,116,850
5,189,000	Verisk Analytics, Inc.	4.00%	06/15/25	5,084,657
4,000,000	VMware LLC	1.00%	08/15/24	3,943,475
3,813,000	VMware LLC	4.50%	05/15/25	3,767,705
2,500,000	VMware LLC	4.65%	05/15/27	2,430,879
10,925,000	Workday, Inc.	3.50%	04/01/27	10,373,510
				146,867,230
	Wireless — 2.2%
4,583,000	Crown Castle, Inc.	4.45%	02/15/26	4,483,128
2,500,000	Crown Castle, Inc.	3.65%	09/01/27	2,343,625
1,500,000	Crown Castle, Inc.	5.00%	01/11/28	1,463,109
1,000,000	Crown Castle, Inc.	4.80%	09/01/28	963,449
5,000,000	T-Mobile USA, Inc.	5.38%	04/15/27	5,014,955
8,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	7,794,618
2,000,000	T-Mobile USA, Inc.	4.95%	03/15/28	1,964,424
				24,027,308
	Wirelines — 0.9%
2,000,000	AT&T, Inc.	5.54%	02/20/26	1,995,014
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Wirelines (Continued)
$5,550,000	Verizon Communications, Inc.	4.13%	03/16/27	$5,372,481
1,875,000	Verizon Communications, Inc.	4.33%	09/21/28	1,797,281
				9,164,776
	Total Corporate Bonds and Notes			913,416,933
	(Cost $921,605,360)
FOREIGN CORPORATE BONDS AND NOTES — 12.5%
	Banking — 2.5%
2,000,000	Barclays PLC (a)	5.83%	05/09/27	1,993,417
2,000,000	Barclays PLC (a)	6.50%	09/13/27	2,024,508
1,300,000	Royal Bank of Canada	4.95%	04/25/25	1,292,229
6,500,000	Royal Bank of Canada	4.88%	01/12/26	6,438,977
2,250,000	Royal Bank of Canada	4.88%	01/19/27	2,222,584
4,500,000	Toronto-Dominion Bank (The)	3.77%	06/06/25	4,413,198
2,000,000	Toronto-Dominion Bank (The)	5.53%	07/17/26	2,002,012
3,500,000	UBS AG	5.65%	09/11/28	3,517,126
2,500,000	UBS Group AG (a) (b)	5.43%	02/08/30	2,459,193
				26,363,244
	Environmental — 1.1%
2,500,000	GFL Environmental, Inc. (b)	5.13%	12/15/26	2,437,195
10,000,000	Waste Connections, Inc.	4.25%	12/01/28	9,580,037
				12,017,232
	Food and Beverage — 1.2%
2,325,000	Bacardi Ltd. (b)	4.45%	05/15/25	2,294,258
6,000,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.25%	01/15/29	5,843,086
5,000,000	Mondelez International Holdings Netherlands B.V. (b)	4.25%	09/15/25	4,905,095
				13,042,439
	Gaming — 0.0%
100,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	100,339
	Healthcare — 1.1%
5,000,000	Icon Investments Six Designated Activity Co. (c)	5.85%	05/08/29	5,000,000
7,000,000	Medtronic Global Holdings S.C.A	4.25%	03/30/28	6,760,955
				11,760,955
	Midstream — 0.1%
923,000	Enbridge, Inc.	5.90%	11/15/26	929,231
	Packaging — 1.0%
5,000,000	CCL Industries, Inc. (b)	3.25%	10/01/26	4,693,484
6,550,000	CCL Industries, Inc. (b)	3.05%	06/01/30	5,594,684
				10,288,168
	Paper — 0.9%
10,000,000	Smurfit Kappa Treasury ULC (b)	5.20%	01/15/30	9,767,480
	Pharmaceuticals — 0.3%
3,881,000	CSL Finance PLC (b)	3.85%	04/27/27	3,706,984
	Restaurants — 1.1%
11,694,000	1011778 BC ULC / New Red Finance, Inc. (b)	5.75%	04/15/25	11,650,873
	Retailers — 0.4%
5,000,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	4,379,095
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Technology — 2.8%
$10,000,000	Constellation Software, Inc. (b)	5.16%	02/16/29	$9,783,495
2,500,000	Constellation Software, Inc. (b)	5.46%	02/16/34	2,437,464
13,060,000	Open Text Corp. (b)	6.90%	12/01/27	13,345,896
5,000,000	Thomson Reuters Corp.	3.35%	05/15/26	4,783,477
				30,350,332
	Total Foreign Corporate Bonds and Notes			134,356,372
	(Cost $135,705,242)

Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.0%
	Cable Satellite — 0.1%
817,160	Charter Communications Operating LLC, Term Loan B4, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.30%	12/09/30	806,757
	Technology — 0.9%
3,455,746	Open Text Corp. (GXS), Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.17%	05/30/25	3,463,452
2,172,837	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	2,174,977
2,051,522	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	2,053,543
2,179,332	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	2,182,558
				9,874,530
	Total Senior Floating-Rate Loan Interests			10,681,287
	(Cost $10,655,412)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 0.7%
	Chemicals — 0.7%
7,700,000	FMC Corp.	5.95%	05/01/24	7,700,000
	(Cost $7,700,000)

	Total Investments — 99.1%			1,066,154,592
	(Cost $1,075,666,014)
	Net Other Assets and Liabilities — 0.9%			9,818,621
	Net Assets — 100.0%			$1,075,973,213

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $223,716,902 or 20.8% of net assets.

See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(c)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2024. Interest will begin accruing on the security’s first settlement date.
(d)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$913,416,933	$—	$913,416,933	$—
Foreign Corporate Bonds and Notes*	134,356,372	—	134,356,372	—
Senior Floating-Rate Loan Interests*	10,681,287	—	10,681,287	—
Commercial Paper*	7,700,000	—	7,700,000	—
Total Investments	$1,066,154,592	$—	$1,066,154,592	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$1,066,154,592
Cash	316,436
Receivables:
Interest	12,218,973
Investment securities sold	2,775,054
Total Assets	1,081,465,055

LIABILITIES:
Payables:
Investment securities purchased	5,004,833
Investment advisory fees	487,009
Total Liabilities	5,491,842
NET ASSETS	$1,075,973,213

NET ASSETS consist of:
Paid-in capital	$1,086,921,611
Par value	580,000
Accumulated distributable earnings (loss)	(11,528,398)
NET ASSETS	$1,075,973,213
NET ASSET VALUE, per share	$18.55
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	58,000,002
Investments, at cost	$1,075,666,014
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$25,029,901
Total investment income	25,029,901

EXPENSES:
Investment advisory fees	2,628,087
Total expenses	2,628,087
Less fees waived by the investment advisor	(25,869)
Net expenses	2,602,218
NET INVESTMENT INCOME (LOSS)	22,427,683

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	56,628
Net change in unrealized appreciation (depreciation) on investments	9,018,054
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,074,682
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,502,365
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$22,427,683	$23,706,591
Net realized gain (loss)	56,628	(1,348,638)
Net change in unrealized appreciation (depreciation)	9,018,054	(17,946,468)
Net increase (decrease) in net assets resulting from operations	31,502,365	4,411,485

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(22,732,251)	(23,837,001)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	285,191,128	794,172,031
Cost of shares redeemed	—	(9,276,174)
Net increase (decrease) in net assets resulting from shareholder transactions	285,191,128	784,895,857
Total increase (decrease) in net assets	293,961,242	765,470,341

NET ASSETS:
Beginning of period	782,011,971	16,541,630
End of period	$1,075,973,213	$782,011,971

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	42,850,002	900,002
Shares sold	15,150,000	42,450,000
Shares redeemed	—	(500,000)
Shares outstanding, end of period	58,000,002	42,850,002
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023	Period Ended 10/31/2022 (a)

Net asset value, beginning of period	$18.25	$18.38	$20.00
Income from investment operations:
Net investment income (loss)	0.44 (b)	0.85 (b)	0.39
Net realized and unrealized gain (loss)	0.30	(0.17)	(1.64)
Total from investment operations	0.74	0.68	(1.25)
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.81)	(0.37)
Net asset value, end of period	$18.55	$18.25	$18.38
Total return (c)	4.04%	3.68%	(6.28)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,075,973	$782,012	$16,542
Ratio of total expenses to average net assets	0.55% (d)	0.55%	0.55% (d)
Ratio of net expenses to average net assets	0.54% (d)	0.45%	0.45% (d)
Ratio of net investment income (loss) to average net assets	4.69% (d)	4.62%	2.33% (d)
Portfolio turnover rate (e)	13%	38%	113%

(a)	Inception date is November 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FSIG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to deliver current income. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. At least 80% of the Fund’s net assets will be invested in corporate debt securities that are, at the time of purchase, investment grade (i.e. rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”) to be of comparable quality. In the case of a split rating between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Commercial paper and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2024, the Fund had no forward purchase commitments. At April 30, 2024, the Fund held $5,000,000 of when-issued or delayed-delivery securities.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Interest” on the Statement of Operations. As of April 30, 2024, the Fund had no unfunded loan commitments.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$23,837,001
Capital gains	—
Return of capital	—
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(1,633,508)
Net unrealized appreciation (depreciation)	(18,665,004)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022 and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $1,633,508 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,075,666,014	$1,553,718	$(11,065,140)	$(9,511,422)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.55000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%
Fund net assets greater than $10 billion	0.49500%
Pursuant to a contractual agreement, First Trust agreed to waive management fees of 0.10% of average daily net assets until November 12, 2023. As of November 12, 2023, the waiver agreement terminated. First Trust does not have the right to recover the fees waived. During the six months ended April 30, 2024, the Advisor waived fees of $25,869.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $399,923,802 and $123,353,213, respectively.
For the six months ended April 30, 2024, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Period Ended April 30, 2024

First Trust Exchange-Traded Fund IV

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
FT Vest Technology Dividend Target Income ETF (TDVI)
FT Vest Dow Jones Internet & Target Income ETF (FDND)

First Trust Exchange-Traded Fund IV
Semi-Annual Report
April 30, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Vest Financial LLC (“Vest” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub- Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund IV
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund IV (the “Funds”), which contains detailed information about the Funds for the six-month period ended April 30, 2024. Please note that the FT Vest Dow Jones Internet & Target Income ETF was incepted on March 20, 2024, so the information in this letter and the report prior to that date does not apply to this Fund.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
The FT Vest Rising Dividend Achievers Target Income ETF (the “Fund”) seeks to provide investors with current income with a secondary objective of providing capital appreciation. The shares of the Fund are listed on Cboe BZX Exchange, Inc. under the ticker symbol “RDVI.” Under normal market conditions, the Fund will pursue its investment objectives by investing in primarily in U.S. exchange-traded equity securities contained in the Nasdaq US Rising Dividend AchieversTM Index (the “Index”) and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the S&P 500® Index or exchange-traded funds that track the S&P 500® Index (“Underlying ETFs”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	Inception (10/19/22) to 4/30/24	Inception (10/19/22) to 4/30/24
Fund Performance
NAV	19.54%	17.49%	20.66%	33.26%
Market Price	19.69%	17.53%	20.76%	33.42%
Index Performance
Nasdaq US Rising Dividend AchieversTM Index	22.17%	20.48%	22.85%	36.98%
S&P 500® Index	20.98%	22.66%	24.43%	39.67%
(See Notes to Fund Performance Overview on page 11.)

Fund Performance Overview (Unaudited) (Continued)
FT Vest Rising Dividend Achievers Target Income ETF (RDVI) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	41.2%
Information Technology	17.3
Energy	10.6
Consumer Discretionary	9.8
Industrials	7.6
Materials	7.5
Communication Services	3.9
Health Care	2.1
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	99.8%
Money Market Funds	0.2
Written Options	(0.0)*
Net Other Assets and Liabilities	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Top Ten Holdings	% of Total Long-Term Investments
Jackson Financial, Inc., Class A	2.3%
Chesapeake Energy Corp.	2.2
EOG Resources, Inc.	2.2
American Express Co.	2.2
Mueller Industries, Inc.	2.2
Exxon Mobil Corp.	2.2
Capital One Financial Corp.	2.1
Discover Financial Services	2.1
Synchrony Financial	2.1
Magnolia Oil & Gas Corp., Class A	2.1
Total	21.7%

Performance of a $10,000 Initial Investment
October 19, 2022 - April 30, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,967
$13,698
$13,326
10/19/22
10/31/22
4/30/23
10/31/23
4/30/24
FT Vest Rising Dividend Achievers Target Income ETF
Nasdaq U.S. Rising Dividend Achievers™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
The FT Vest SMID Rising Dividend Achievers Target Income ETF (the “Fund”) seeks to provide investors with current income with a secondary objective of providing capital appreciation. The shares of the Fund are listed on Cboe BZX Exchange, Inc. under the ticker symbol “SDVD.” Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities contained in the Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index (the “Index”) and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Russell 2000® Index or exchange-traded funds that track the Russell 2000® Index (“Underlying ETFs”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities of small- and/or mid-capitalization companies.

Performance
		Cumulative Total Returns
	6 Months Ended 4/30/24	Inception (8/9/23) to 4/30/24
Fund Performance
NAV	21.87%	10.22%
Market Price	21.91%	10.38%
Index Performance
Russell 2000® Index	19.66%	3.39%
Russell 3000® Index	21.09%	13.28%
Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index	23.49%	10.89%
(See Notes to Fund Performance Overview on page 11.)

Fund Performance Overview (Unaudited) (Continued)
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	31.8%
Industrials	22.9
Consumer Discretionary	18.8
Energy	10.4
Materials	6.9
Information Technology	4.3
Communication Services	4.0
Consumer Staples	0.9
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	100.1%
Money Market Funds	0.0*
Written Options	(0.1)
Net Other Assets and Liabilities	(0.0)*
Total	100.0%

*	Amount is less than 0.1%.

Top Ten Holdings	% of Total Long-Term Investments
Dell Technologies, Inc., Class C	1.2%
Jackson Financial, Inc., Class A	1.2
Sylvamo Corp.	1.1
Phinia, Inc.	1.1
EMCOR Group, Inc.	1.1
Crane Co.	1.1
Mueller Industries, Inc.	1.1
Chesapeake Energy Corp.	1.1
Owens Corning	1.1
Kontoor Brands, Inc.	1.1
Total	11.2%

Performance of a $10,000 Initial Investment
August 9, 2023 - April 30, 2024

$12,000
$11,000
$10,000
$9,000
$8,000
$11,328
$11,089
$11,022
$10,339
8/9/23
10/31/23
4/30/24
FT Vest SMID Rising Dividend Achievers Target Income ETF
Russell 2000® Index
Russell 3000® Index
Nasdaq US Small-Mid Cap Rising Dividend Achievers™ Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Technology Dividend Target Income ETF (TDVI)
The FT Vest Technology Dividend Target Income ETF (the “Fund”) seeks to provide investors with current income with a secondary objective of providing capital appreciation. The shares of the Fund are listed on Cboe BZX Exchange, Inc. under the ticker symbol “TDVI.” Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities contained in the Nasdaq Technology DividendTM Index (the “Index”) and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100® Index and/or the S&P 500® Index or exchange-traded funds that track the Nasdaq-100® Index or the S&P 500® Index (“Underlying ETFs”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities of technology companies (i.e., securities classified under the Technology Industry or Telecommunications Industry as defined by the Industry Classification Benchmark (ICB)).

Performance
		Cumulative Total Returns
	6 Months Ended 4/30/24	Inception (8/9/23) to 4/30/24
Fund Performance
NAV	21.40%	16.00%
Market Price	21.44%	16.10%
Index Performance
Nasdaq-100 Index®	21.55%	16.21%
S&P 500® Index	20.98%	13.98%
Nasdaq Technology DividendTM Index	23.81%	17.62%
(See Notes to Fund Performance Overview on page 11.)

Fund Performance Overview (Unaudited) (Continued)
FT Vest Technology Dividend Target Income ETF (TDVI) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	84.3%
Communication Services	14.4
Industrials	1.3
Health Care	0.0*
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	99.9%
Money Market Funds	0.0*
Written Options	(0.0)*
Net Other Assets and Liabilities	0.1
Total	100.0%

*	Amount is less than 0.1%.

Top Ten Holdings	% of Total Long-Term Investments
Broadcom, Inc.	8.1%
Apple, Inc.	7.7
Microsoft Corp.	7.7
International Business Machines Corp.	7.3
Texas Instruments, Inc.	7.3
QUALCOMM, Inc.	4.3
Oracle Corp.	4.1
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.5
Analog Devices, Inc.	3.0
AT&T, Inc.	2.0
Total	55.0%

Performance of a $10,000 Initial Investment
August 9, 2023 - April 30, 2024

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
8/9/23
10/31/23
4/30/24
$11,762
$11,621
$11,600
$11,398
FT Vest Technology Dividend Target Income ETF
Nasdaq-100 Index®
S&P 500® Index
Nasdaq Technology Dividend™ Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Dow Jones Internet & Target Income ETF (FDND)
The FT Vest Dow Jones Internet & Target Income ETF (the “Fund”) seeks to provide investors with current income with a secondary objective of providing capital appreciation. The shares of the Fund are listed on Cboe BZX Exchange, Inc. under the ticker symbol “FDND.” Under normal market conditions, the Fund will pursue its investment objectives by investing in primarily in U.S. exchange-traded equity securities intended to track the Dow Jones Internet Composite Index (the “Index”) and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100® Index or exchange-traded funds that track the Nasdaq-100® Index (“Underlying ETFs”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to securities of Internet Companies and securities intended to provide income to the Fund in the form of option premiums. “Internet Companies” are companies that generate at least 50% of sales or revenue from the Internet, and belong to either the “Internet Commerce” sector (i.e., online retail, search, financial services, investment products, social media, advertising, and travel platforms, and internet radio) or the “Internet Services” sector (i.e., various services performed via the internet, cloud computing, enterprise software, networking capabilities, website creation tools, and digital marketing platforms).

Performance
Cumulative Total Returns
Inception (3/20/24) to 4/30/24
Fund Performance
NAV	-4.80%
Market Price	-4.60%
Index Performance
Dow Jones Internet Composite IndexSM	-5.27%
S&P 500® Index	-3.52%
(See Notes to Fund Performance Overview on page 11.)

Fund Performance Overview (Unaudited) (Continued)
FT Vest Dow Jones Internet & Target Income ETF (FDND) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	40.9%
Communication Services	31.8
Consumer Discretionary	21.1
Financials	3.6
Health Care	2.6
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	99.9%
Written Options	(0.0)*
Net Other Assets and Liabilities	0.1
Total	100.0%

*	Amount is less than 0.1%.

Top Ten Holdings	% of Total Long-Term Investments
Amazon.com, Inc.	10.3%
Meta Platforms, Inc., Class A	7.5
Alphabet, Inc., Class A	6.5
Alphabet, Inc., Class C	5.5
Salesforce, Inc.	5.0
Netflix, Inc.	4.9
Cisco Systems, Inc.	4.5
PayPal Holdings, Inc.	3.6
Airbnb, Inc., Class A	3.2
Arista Networks, Inc.	2.9
Total	53.9%

Performance of a $10,000 Initial Investment
March 20, 2024 - April 30, 2024
$10,500
$10,000
$9,500
$9,000
3/20/24
4/30/24
$9,648
$9,520
$9,473
FT Vest Dow Jones Internet & Target Income ETF
Dow Jones Internet Composite Index℠
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund IV
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the FT Vest Rising Dividend Achievers Target Income ETF (“RDVI”), the FT Vest SMID Rising Dividend Achievers Target Income ETF (“SDVD”), the FT Vest Technology Dividend Target Income ETF (“TDVI”), and the FT Vest Dow Jones Internet & Target Income ETF (“FDND”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing the business affairs of each Fund and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Vest Financial LLC (“Vest” or the “Sub-Advisor”) serves as the sub-advisor to the Funds. In this capacity, Vest is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio. Vest, with principal offices at 8350 Broad St., Suite 240, McLean, VA 22102, was founded in 2012. Vest had approximately $26.7 billion under management or committed to management as of April 30, 2024.
Portfolio Management Team
The following persons serve as portfolio managers to the Funds:
Karan Sood, Managing Director of Vest
Howard Rubin, Managing Director of Vest
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Each portfolio manager has served as a part of the portfolio management team of RDVI since October 2022, SDVD and TDVI since August 2023, and FDND since March 2024.

First Trust Exchange-Traded Fund IV
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of FT Vest Rising Dividend Achievers Target Income ETF, FT Vest SMID Rising Dividend Achievers Target Income ETF, FT Vest Technology Dividend Target Income ETF, or FT Vest Dow Jones Internet & Target Income ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this six-month (or shorter) period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Actual	$1,000.00	$1,195.40	0.75%	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Actual	$1,000.00	$1,218.70	0.85%	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest Technology Dividend Target Income ETF (TDVI)
Actual	$1,000.00	$1,214.00	0.75%	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

	Beginning Account Value March 20, 2024 (b)	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period March 20, 2024 (b) to April 30, 2024 (c)
FT Vest Dow Jones Internet & Target Income ETF (FDND)
Actual	$1,000.00	$952.00	0.75%	$0.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

(b)	Inception date.
(c)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(March 20, 2024 through April 30, 2024), multiplied by 42/366. Hypothetical expenses are assumed for the most recent six-month period.

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 12.4%
534,707	Bank of America Corp. (a)	$19,789,506
251,750	East West Bancorp, Inc. (a)	18,752,857
537,287	Fifth Third Bancorp (a)	19,589,484
99,498	JPMorgan Chase & Co. (a)	19,077,747
134,731	M&T Bank Corp. (a)	19,453,809
993,910	Regions Financial Corp. (a)	19,152,646
		115,816,049
	Chemicals — 1.9%
226,972	CF Industries Holdings, Inc. (a)	17,923,979
	Communications Equipment — 1.9%
386,960	Cisco Systems, Inc. (a)	18,179,381
	Consumer Finance — 10.7%
86,672	American Express Co. (a)	20,283,848
139,682	Capital One Financial Corp. (a)	20,034,589
157,467	Discover Financial Services (a)	19,955,793
921,808	SLM Corp. (a)	19,533,112
453,184	Synchrony Financial (a)	19,931,032
		99,738,374
	Financial Services — 12.1%
537,590	Equitable Holdings, Inc. (a)	19,842,447
308,271	Jackson Financial, Inc., Class A (a)	21,061,075
39,789	Mastercard, Inc., Class A (a)	17,952,797
902,048	MGIC Investment Corp. (a)	18,293,533
603,954	Radian Group, Inc. (a)	18,040,106
66,895	Visa, Inc., Class A (a)	17,968,666
		113,158,624
	Ground Transportation — 1.7%
89,926	Old Dominion Freight Line, Inc. (a)	16,340,453
	Health Care Providers & Services — 2.1%
36,903	Elevance Health, Inc. (a)	19,506,188
	Household Durables — 5.9%
124,820	D.R. Horton, Inc. (a)	17,785,602
129,905	Garmin Ltd. (a)	18,767,375
120,929	Lennar Corp., Class A (a)	18,335,255
		54,888,232
	Insurance — 6.0%
224,417	Aflac, Inc. (a)	18,772,482
73,878	Chubb Ltd. (a)	18,369,026
191,115	Hartford Financial Services Group (The), Inc. (a)	18,517,132
		55,658,640
	IT Services — 3.4%
50,546	Accenture PLC, Class A (a)	15,209,797
251,346	Cognizant Technology Solutions Corp., Class A (a)	16,508,405
		31,718,202
	Machinery — 5.8%
361,337	Mueller Industries, Inc. (a)	20,169,832
See Notes to Financial Statements

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
160,011	PACCAR, Inc. (a)	$16,978,767
65,469	Snap-on, Inc. (a)	17,543,073
		54,691,672
	Media — 3.9%
584,562	Interpublic Group of (The) Cos., Inc. (a)	17,794,067
205,225	Omnicom Group, Inc. (a)	19,053,089
		36,847,156
	Metals & Mining — 5.5%
100,457	Nucor Corp. (a)	16,930,018
59,049	Reliance, Inc. (a)	16,812,432
137,302	Steel Dynamics, Inc. (a)	17,865,736
		51,608,186
	Oil, Gas & Consumable Fuels — 10.6%
350,758	California Resources Corp. (a)	18,541,068
226,837	Chesapeake Energy Corp. (a)	20,388,110
154,198	EOG Resources, Inc. (a)	20,374,182
170,161	Exxon Mobil Corp. (a)	20,124,941
793,544	Magnolia Oil & Gas Corp., Class A (a)	19,894,148
		99,322,449
	Semiconductors & Semiconductor Equipment — 8.1%
95,311	Applied Materials, Inc. (a)	18,933,530
27,683	KLA Corp. (a)	19,081,615
20,805	Lam Research Corp. (a)	18,608,200
113,243	QUALCOMM, Inc. (a)	18,781,352
		75,404,697
	Software — 1.9%
45,466	Microsoft Corp. (a)	17,701,278
	Specialty Retail — 2.0%
66,724	Williams-Sonoma, Inc. (a)	19,135,108
	Technology Hardware, Storage & Peripherals — 2.0%
109,685	Apple, Inc. (a)	18,682,646
	Textiles, Apparel & Luxury Goods — 1.9%
190,024	NIKE, Inc., Class B (a)	17,531,614
	Total Common Stocks	933,852,928
	(Cost $889,959,560)
MONEY MARKET FUNDS — 0.2%
1,706,433	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	1,706,433
	(Cost $1,706,433)
	Total Investments — 100.0%	935,559,361
	(Cost $891,665,993)

See Notes to Financial Statements

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(316)	S&P 500 Weeklys	$(159,127,804)	$5,105.00	05/03/24	$(360,240)
	(Premiums received $1,307,741)
	Net Other Assets and Liabilities — 0.0%				45,888
	Net Assets — 100.0%				$935,245,009

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2024, the value of these securities amounts to $53,726,703.
(b)	Rate shown reflects yield as of April 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$933,852,928	$933,852,928	$—	$—
Money Market Funds	1,706,433	1,706,433	—	—
Total Investments	$935,559,361	$935,559,361	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(360,240)	$(360,240)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.1%
	Air Freight & Logistics — 0.9%
8,026	Expeditors International of Washington, Inc. (a)	$893,374
	Automobile Components — 2.0%
6,964	Lear Corp. (a)	876,559
27,412	Phinia, Inc. (a)	1,069,068
		1,945,627
	Automobiles — 1.0%
15,196	Winnebago Industries, Inc. (a)	935,770
	Banks — 15.6%
22,826	Bank OZK (a)	1,019,181
36,609	Cadence Bank (a)	1,012,971
29,185	Citizens Financial Group, Inc. (a)	995,500
19,853	Comerica, Inc. (a)	996,025
13,126	East West Bancorp, Inc. (a)	977,756
73,773	Eastern Bankshares, Inc. (a)	926,589
27,610	Fifth Third Bancorp (a)	1,006,661
59,638	First BanCorp (a)	1,028,755
74,817	Huntington Bancshares, Inc. (a)	1,007,785
18,368	International Bancshares Corp. (a)	1,022,179
12,013	Popular, Inc. (a)	1,020,985
51,494	Regions Financial Corp. (a)	992,289
25,982	Synovus Financial Corp. (a)	929,896
10,141	Wintrust Financial Corp. (a)	980,026
25,155	Zions Bancorp N.A. (a)	1,025,821
		14,942,419
	Building Products — 4.0%
11,241	A.O. Smith Corp. (a)	931,204
5,958	Advanced Drainage Systems, Inc. (a)	935,406
6,225	Owens Corning (a)	1,047,107
8,431	UFP Industries, Inc. (a)	950,174
		3,863,891
	Capital Markets — 0.9%
36,513	Franklin Resources, Inc. (a)	833,957
	Chemicals — 2.0%
11,465	CF Industries Holdings, Inc. (a)	905,391
6,542	Westlake Corp. (a)	964,029
		1,869,420
	Construction & Engineering — 2.1%
3,184	Comfort Systems USA, Inc. (a)	985,161
2,982	EMCOR Group, Inc. (a)	1,065,081
		2,050,242
	Consumer Finance — 3.2%
26,136	Ally Financial, Inc. (a)	1,002,316
48,087	SLM Corp. (a)	1,018,963
23,466	Synchrony Financial (a)	1,032,035
		3,053,314
	Diversified Consumer Services — 1.1%
55,398	Perdoceo Education Corp. (a)	1,013,783
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 1.1%
43,928	Vishay Intertechnology, Inc. (a)	$1,016,494
	Energy Equipment & Services — 4.2%
43,384	Atlas Energy Solutions, Inc. (a)	963,559
20,648	Cactus, Inc., Class A (a)	1,024,967
29,285	ChampionX Corp. (a)	983,097
107,758	Select Water Solutions, Inc. (a)	995,684
		3,967,307
	Entertainment — 1.1%
38,451	Endeavor Group Holdings, Inc., Class A (a)	1,015,491
	Financial Services — 7.2%
38,105	Corebridge Financial, Inc. (a)	1,012,069
27,889	Equitable Holdings, Inc. (a)	1,029,383
17,616	Essent Group Ltd. (a)	933,120
16,242	Jackson Financial, Inc., Class A (a)	1,109,653
46,421	MGIC Investment Corp. (a)	941,418
31,185	Radian Group, Inc. (a)	931,496
13,796	Voya Financial, Inc. (a)	940,335
		6,897,474
	Food Products — 0.9%
16,120	Cal-Maine Foods, Inc. (a)	891,920
	Ground Transportation — 1.0%
5,278	Landstar System, Inc. (a)	920,536
	Hotels, Restaurants & Leisure — 1.0%
13,980	Monarch Casino & Resort, Inc. (a)	947,425
	Household Durables — 7.9%
11,135	Century Communities, Inc. (a)	883,228
29,964	Ethan Allen Interiors, Inc. (a)	846,183
6,706	Garmin Ltd. (a)	968,816
4,089	Installed Building Products, Inc. (a)	963,900
14,591	KB Home (a)	944,913
6,215	Meritage Homes Corp. (a)	1,030,074
8,838	PulteGroup, Inc. (a)	984,730
8,143	Toll Brothers, Inc. (a)	969,913
		7,591,757
	Insurance — 4.9%
7,349	American Financial Group, Inc. (a)	938,835
8,141	Cincinnati Financial Corp. (a)	941,832
2,482	Everest Group Ltd. (a)	909,430
5,277	Reinsurance Group of America, Inc. (a)	986,746
18,704	Unum Group (a)	948,293
		4,725,136
	Interactive Media & Services — 0.9%
20,250	Shutterstock, Inc. (a)	864,877
	Machinery — 8.9%
8,341	AGCO Corp. (a)	952,459
7,549	Crane Co. (a)	1,056,935
10,361	Graco, Inc. (a)	830,952
4,082	IDEX Corp. (a)	899,918
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
7,676	ITT, Inc. (a)	$992,814
3,867	Lincoln Electric Holdings, Inc. (a)	848,923
18,889	Mueller Industries, Inc. (a)	1,054,384
3,338	Snap-on, Inc. (a)	894,450
16,569	Terex Corp. (a)	928,692
		8,459,527
	Marine Transportation — 1.0%
9,261	Matson, Inc. (a)	998,151
	Media — 2.0%
30,217	Interpublic Group of (The) Cos., Inc. (a)	919,806
10,618	Omnicom Group, Inc. (a)	985,775
		1,905,581
	Metals & Mining — 3.8%
17,948	Commercial Metals Co. (a)	964,525
3,015	Reliance, Inc. (a)	858,431
7,048	Steel Dynamics, Inc. (a)	917,086
90,463	SunCoke Energy, Inc. (a)	932,674
		3,672,716
	Oil, Gas & Consumable Fuels — 6.2%
18,052	California Resources Corp. (a)	954,229
11,717	Chesapeake Energy Corp. (a)	1,053,124
16,415	HF Sinclair Corp. (a)	890,514
40,896	Magnolia Oil & Gas Corp., Class A (a)	1,025,262
21,014	SM Energy Co. (a)	1,018,969
1,763	Texas Pacific Land Corp. (a)	1,016,017
		5,958,115
	Paper & Forest Products — 1.2%
17,594	Sylvamo Corp. (a)	1,099,625
	Professional Services — 3.9%
29,072	Genpact Ltd. (a)	893,673
9,850	Insperity, Inc. (a)	1,013,860
6,505	Jacobs Solutions, Inc. (a)	933,663
12,506	Robert Half, Inc. (a)	864,665
		3,705,861
	Semiconductors & Semiconductor Equipment — 1.1%
31,281	Amkor Technology, Inc. (a)	1,011,940
	Specialty Retail — 3.0%
25,059	Buckle (The), Inc. (a)	936,956
4,642	Dick’s Sporting Goods, Inc. (a)	932,763
3,418	Williams-Sonoma, Inc. (a)	980,214
		2,849,933
	Technology Hardware, Storage & Peripherals — 2.2%
9,168	Dell Technologies, Inc., Class C (a)	1,142,700
9,449	NetApp, Inc. (a)	965,782
		2,108,482
	Textiles, Apparel & Luxury Goods — 2.8%
11,252	Carter’s, Inc. (a)	769,749
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
16,716	Kontoor Brands, Inc. (a)	$1,037,395
5,431	Ralph Lauren Corp. (a)	888,729
		2,695,873
	Trading Companies & Distributors — 1.0%
7,355	Boise Cascade Co. (a)	972,846
	Total Common Stocks	95,678,864
	(Cost $94,958,161)
MONEY MARKET FUNDS — 0.0%
11,671	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	11,671
	(Cost $11,671)
	Total Investments — 100.1%	95,690,535
	(Cost $94,969,832)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(51)	Russell 2000® Index	$(10,066,921)	$2,005.00	05/03/24	(91,137)
	(Premiums received $119,770)
	Net Other Assets and Liabilities — (0.0)%				(6,434)
	Net Assets — 100.0%				$95,592,964

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2024, the value of these securities amounts to $6,605,219.
(b)	Rate shown reflects yield as of April 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$95,678,864	$95,678,864	$—	$—
Money Market Funds	11,671	11,671	—	—
Total Investments	$95,690,535	$95,690,535	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(91,137)	$(91,137)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Communications Equipment — 4.8%
9,082	Cisco Systems, Inc. (a)	$426,673
1,234	Motorola Solutions, Inc. (a)	418,511
16,871	Nokia Oyj, ADR (a)	61,579
9,467	Telefonaktiebolaget LM Ericsson, ADR	47,524
839	Ubiquiti, Inc. (a)	90,260
		1,044,547
	Diversified Telecommunication Services — 8.8%
25,948	AT&T, Inc. (a)	438,262
271	ATN International, Inc. (a)	5,171
11,838	BCE, Inc. (a)	388,878
1,494	Cogent Communications Holdings, Inc. (a)	95,885
1,491	Iridium Communications, Inc.	45,908
2,344	Orange S.A., ADR	25,995
7,134	Telefonica S.A., ADR (a)	31,603
1,169	Telkom Indonesia Persero Tbk PT, ADR (a)	22,737
25,189	TELUS Corp. (a)	404,787
10,977	Verizon Communications, Inc. (a)	433,482
		1,892,708
	Electronic Equipment, Instruments & Components — 4.9%
1,699	Amphenol Corp., Class A (a)	205,188
847	Avnet, Inc. (a)	41,393
280	Benchmark Electronics, Inc. (a)	8,459
474	CDW Corp. (a)	114,642
10,794	Corning, Inc. (a)	360,304
341	Methode Electronics, Inc. (a)	4,157
453	TD SYNNEX Corp. (a)	53,381
1,825	TE Connectivity Ltd. (a)	258,201
840	Vishay Intertechnology, Inc. (a)	19,437
		1,065,162
	Health Care Technology — 0.0%
42	Simulations Plus, Inc.	1,905
	Interactive Media & Services — 0.3%
1,637	Autohome, Inc., ADR (a)	42,071
287	Shutterstock, Inc. (a)	12,258
		54,329
	IT Services — 8.7%
809	Amdocs Ltd. (a)	67,948
2,661	Cognizant Technology Solutions Corp., Class A (a)	174,775
176	Hackett Group (The), Inc. (a)	3,817
3,579	Infosys Ltd., ADR (a)	59,805
9,497	International Business Machines Corp. (a)	1,578,401
		1,884,746
	Media — 2.0%
97	Cable One, Inc. (a)	38,203
10,252	Comcast Corp., Class A (a)	390,704
		428,907
	Professional Services — 1.3%
220	CSG Systems International, Inc. (a)	10,393
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
3,031	Dun & Bradstreet Holdings, Inc. (a)	$27,582
442	KBR, Inc. (a)	28,704
564	Leidos Holdings, Inc. (a)	79,084
127	Paycom Software, Inc.	23,873
200	Science Applications International Corp. (a)	25,740
1,242	SS&C Technologies Holdings, Inc. (a)	76,867
		272,243
	Semiconductors & Semiconductor Equipment — 36.8%
877	Amkor Technology, Inc. (a)	28,371
3,238	Analog Devices, Inc. (a)	649,575
1,830	Applied Materials, Inc. (a)	363,530
3,306	ASE Technology Holding Co., Ltd., ADR	33,192
1,351	Broadcom, Inc. (a)	1,756,665
386	KLA Corp. (a)	266,066
332	Kulicke & Soffa Industries, Inc. (a)	15,365
379	Lam Research Corp. (a)	338,981
3,718	Microchip Technology, Inc. (a)	341,982
2,040	Micron Technology, Inc. (a)	230,438
98	Monolithic Power Systems, Inc. (a)	65,594
1,516	NXP Semiconductors N.V. (a)	388,384
223	Power Integrations, Inc. (a)	14,879
5,568	QUALCOMM, Inc. (a)	923,453
1,446	Skyworks Solutions, Inc. (a)	154,129
127	STMicroelectronics N.V.	5,024
5,530	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	759,490
8,939	Texas Instruments, Inc. (a)	1,577,018
3,315	United Microelectronics Corp., ADR (a)	25,526
138	Universal Display Corp. (a)	21,801
		7,959,463
	Software — 15.2%
489	A10 Networks, Inc. (a)	6,386
690	Adeia, Inc. (a)	6,790
282	Clear Secure, Inc., Class A	4,927
297	Dolby Laboratories, Inc., Class A (a)	23,065
5,395	Gen Digital, Inc. (a)	108,655
242	InterDigital, Inc. (a)	23,893
517	Intuit, Inc. (a)	323,445
4,248	Microsoft Corp. (a)	1,653,874
2,537	Open Text Corp. (a)	89,581
7,867	Oracle Corp. (a)	894,871
210	Progress Software Corp. (a)	10,462
200	Roper Technologies, Inc. (a)	102,292
270	SAP SE, ADR (a)	48,927
		3,297,168
	Technology Hardware, Storage & Peripherals — 13.7%
9,722	Apple, Inc. (a)	1,655,948
1,737	Dell Technologies, Inc., Class C (a)	216,500
15,225	Hewlett Packard Enterprise Co. (a)	258,825
13,368	HP, Inc. (a)	375,507
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
745	Logitech International S.A. (a)	$58,401
1,686	NetApp, Inc. (a)	172,326
2,295	Seagate Technology Holdings PLC (a)	197,163
2,424	Xerox Holdings Corp. (a)	32,215
		2,966,885
	Wireless Telecommunication Services — 3.4%
4,845	America Movil S.A.B. de C.V., ADR (a)	92,346
9,432	Rogers Communications, Inc., Class B (a)	353,417
3,475	Telephone and Data Systems, Inc. (a)	54,384
27,900	Vodafone Group PLC, ADR (a)	234,639
		734,786
	Total Common Stocks	21,602,849
	(Cost $21,605,610)
MONEY MARKET FUNDS — 0.0%
12,947	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	12,947
	(Cost $12,947)
	Total Investments — 99.9%	21,615,796
	(Cost $21,618,557)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(69)	S&P 500® Mini Index	$(3,474,633)	$511.00	05/03/24	(8,280)
	(Premiums received $26,527)
	Net Other Assets and Liabilities — 0.1%				16,893
	Net Assets — 100.0%				$21,624,409

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2024, the value of these securities amounts to $2,499,262.
(b)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$21,602,849	$21,602,849	$—	$—
Money Market Funds	12,947	12,947	—	—
Total Investments	$21,615,796	$21,615,796	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,280)	$(8,280)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 12.4%
565	Amazon.com, Inc. (a) (b)	$98,875
392	eBay, Inc. (b)	20,204
		119,079
	Communications Equipment — 10.0%
110	Arista Networks, Inc. (a) (b)	28,222
196	Ciena Corp. (a) (b)	9,061
920	Cisco Systems, Inc. (b)	43,221
3,059	CommScope Holding Co., Inc. (a) (b)	2,735
371	Juniper Networks, Inc. (b)	12,918
		96,157
	Entertainment — 6.5%
85	Netflix, Inc. (a) (b)	46,805
436	ROBLOX Corp., Class A (a) (b)	15,504
		62,309
	Financial Services — 3.6%
506	PayPal Holdings, Inc. (a) (b)	34,368
	Health Care Technology — 2.6%
466	Teladoc Health, Inc. (a) (b)	5,941
98	Veeva Systems, Inc., Class A (a) (b)	19,459
		25,400
	Hotels, Restaurants & Leisure — 7.4%
191	Airbnb, Inc., Class A (a) (b)	30,287
183	DoorDash, Inc., Class A (a) (b)	23,655
415	DraftKings, Inc., Class A (a) (b)	17,247
		71,189
	Interactive Media & Services — 25.3%
385	Alphabet, Inc., Class A (a) (b)	62,670
323	Alphabet, Inc., Class C (a) (b)	53,179
362	Match Group, Inc. (a) (b)	11,157
167	Meta Platforms, Inc., Class A (b)	71,838
513	Pinterest, Inc., Class A (a) (b)	17,160
1,219	Snap, Inc., Class A (a) (b)	18,346
561	ZoomInfo Technologies, Inc. (a) (b)	8,897
		243,247
	IT Services — 10.0%
146	Akamai Technologies, Inc. (a) (b)	14,736
213	Cloudflare, Inc., Class A (a) (b)	18,616
430	Fastly, Inc., Class A (a) (b)	5,440
142	GoDaddy, Inc., Class A (a) (b)	17,378
150	Okta, Inc. (a) (b)	13,947
166	Snowflake, Inc., Class A (a) (b)	25,763
		95,880
	Software — 20.9%
108	Atlassian Corp., Class A (a) (b)	18,608
289	Box, Inc., Class A (a) (b)	7,520
328	Confluent, Inc., Class A (a) (b)	9,223
188	Datadog, Inc., Class A (a) (b)	23,594
250	DocuSign, Inc. (a) (b)	14,150
See Notes to Financial Statements

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
426	Dropbox, Inc., Class A (a) (b)	$9,866
410	Marathon Digital Holdings, Inc. (a) (b)	6,585
242	Nutanix, Inc., Class A (a) (b)	14,689
177	Salesforce, Inc. (b)	47,602
236	Smartsheet, Inc., Class A (a) (b)	8,928
105	Workday, Inc., Class A (a) (b)	25,697
245	Zoom Video Communications, Inc., Class A (a) (b)	14,970
		201,432
	Specialty Retail — 1.2%
147	Carvana Co. (a) (b)	12,189
	Total Investments — 99.9%	961,250
	(Cost $1,015,025)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(8)	Nasdaq-100 Micro Index	$(139,528)	$177.00	05/03/24	(692)
	(Premiums received $1,684)
	Net Other Assets and Liabilities — 0.1%				1,406
	Net Assets — 100.0%				$961,964

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for the options written. At April 30, 2024, the value of these securities amounts to $961,250.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$961,250	$961,250	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(692)	$—	$(692)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	FT Vest Rising Dividend Achievers Target Income ETF (RDVI)	FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)	FT Vest Technology Dividend Target Income ETF (TDVI)	FT Vest Dow Jones Internet & Target Income ETF (FDND)
ASSETS:
Investments, at value	$935,559,361	$95,690,535	$21,615,796	$961,250
Cash	106,524	1,992	1,103	1,545
Cash segregated as collateral for open written options contracts	24,887	5,088	6,338	473
Receivables:
Dividends	482,654	55,962	15,508	—
Capital shares sold	—	5,139,731	—	—
Miscellaneous	—	—	7,420	—
Reclaims	—	—	40	—
Total Assets	936,173,426	100,893,308	21,646,205	963,268

LIABILITIES:
Options contracts written, at value	360,240	91,137	8,280	692
Payables:
Investment advisory fees	568,177	59,590	13,516	612
Investment securities purchased	—	5,149,617	—	—
Total Liabilities	928,417	5,300,344	21,796	1,304
NET ASSETS	$935,245,009	$95,592,964	$21,624,409	$961,964

NET ASSETS consist of:
Paid-in capital	$900,307,782	$95,475,795	$21,721,868	$1,017,288
Par value	405,000	46,500	10,000	500
Accumulated distributable earnings (loss)	34,532,227	70,669	(107,459)	(55,824)
NET ASSETS	$935,245,009	$95,592,964	$21,624,409	$961,964
NET ASSET VALUE, per share	$23.09	$20.56	$21.62	$19.24
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	40,500,002	4,650,002	1,000,002	50,002
Investments, at cost	$891,665,993	$94,969,832	$21,618,557	$1,015,025
Premiums received on options contracts written	$1,307,741	$119,770	$26,527	$1,684
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Period Ended April 30, 2024 (Unaudited)

	FT Vest Rising Dividend Achievers Target Income ETF (RDVI)	FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)	FT Vest Technology Dividend Target Income ETF (TDVI)	FT Vest Dow Jones Internet & Target Income ETF (FDND) (a)
INVESTMENT INCOME:
Dividends	$8,897,735	$507,178	$113,748	$368
Foreign withholding tax	(23,020)	(1,689)	(3,651)	—
Total investment income	8,874,715	505,489	110,097	368

EXPENSES:
Investment advisory fees	2,663,190	179,496	39,714	842
Total expenses	2,663,190	179,496	39,714	842
NET INVESTMENT INCOME (LOSS)	6,211,525	325,993	70,383	(474)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,896,709)	(1,006,768)	(187,254)	4
In-kind redemptions	41,855,133	2,026,136	528,002	—
Written options contracts	(10,489,543)	21,634	(48,332)	4,085
Foreign currency transactions	—	—	(9)	—
Net realized gain (loss)	17,468,881	1,041,002	292,407	4,089
Net change in unrealized appreciation (depreciation) on:
Investments	79,616,884	997,385	142,959	(53,775)
Written options contracts	1,488,920	31,802	19,230	992
Net change in unrealized appreciation (depreciation)	81,105,804	1,029,187	162,189	(52,783)
NET REALIZED AND UNREALIZED GAIN (LOSS)	98,574,685	2,070,189	454,596	(48,694)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,786,210	$2,396,182	$524,979	$(49,168)

(a)	Inception date is March 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	FT Vest Rising Dividend Achievers Target Income ETF (RDVI)		FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023	Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)
OPERATIONS:
Net investment income (loss)	$6,211,525	$3,710,336	$325,993	$9,644
Net realized gain (loss)	17,468,881	15,549,212	1,041,002	24,533
Net change in unrealized appreciation (depreciation)	81,105,804	(36,333,352)	1,029,187	(279,851)
Net increase (decrease) in net assets resulting from operations	104,786,210	(17,073,804)	2,396,182	(245,674)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(31,946,487)	(17,008,009)	(2,004,772)	(57,001)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	699,724,456	537,364,570	113,768,006	4,782,429
Cost of shares redeemed	(313,364,313)	(29,358,945)	(22,088,754)	(957,452)
Net increase (decrease) in net assets resulting from shareholder transactions	386,360,143	508,005,625	91,679,252	3,824,977
Total increase (decrease) in net assets	459,199,866	473,923,812	92,070,662	3,522,302

NET ASSETS:
Beginning of period	476,045,143	2,121,331	3,522,302	—
End of period	$935,245,009	$476,045,143	$95,592,964	$3,522,302

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	23,600,002	100,002	200,002	—
Shares sold	30,200,000	24,850,000	5,500,000	250,002
Shares redeemed	(13,300,000)	(1,350,000)	(1,050,000)	(50,000)
Shares outstanding, end of period	40,500,002	23,600,002	4,650,002	200,002

(a)	Inception date is August 9, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is March 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)		FT Vest Dow Jones Internet & Target Income ETF (FDND)
Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)	Period Ended 4/30/2024 (b)

$70,383	$8,562	$(474)
292,407	36,803	4,089
162,189	(146,703)	(52,783)
524,979	(101,338)	(49,168)

(478,532)	(36,491)	(6,656)

24,073,955	2,982,915	1,017,788
(4,349,676)	(991,403)	—
19,724,279	1,991,512	1,017,788
19,770,726	1,853,683	961,964

1,853,683	—	—
$21,624,409	$1,853,683	$961,964

100,002	—	—
1,100,000	150,002	50,002
(200,000)	(50,000)	—
1,000,002	100,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
FT Vest Rising Dividend Achievers Target Income ETF (RDVI)

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023	Period Ended 10/31/2022 (a)

Net asset value, beginning of period	$20.17	$21.21	$19.79
Income from investment operations:
Net investment income (loss)	0.20 (b)	0.44 (b)	0.00 (c)
Net realized and unrealized gain (loss)	3.72	0.47 (d)	1.42
Total from investment operations	3.92	0.91	1.42
Distributions paid to shareholders from:
Net investment income	(1.00)	(0.47)	—
Net realized gain	—	(1.48)	—
Total distributions	(1.00)	(1.95)	—
Net asset value, end of period	$23.09	$20.17	$21.21
Total return (e)	19.54%	4.02%	7.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$935,245	$476,045	$2,121
Ratio of total expenses to average net assets	0.75% (f)	0.75%	0.75% (f)
Ratio of net investment income (loss) to average net assets	1.75% (f)	2.07%	1.47% (f)
Portfolio turnover rate (g)	54%	86%	0%

(a)	Inception date is October 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)

	Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$17.61	$19.88
Income from investment operations:
Net investment income (loss) (b)	0.16	0.07
Net realized and unrealized gain (loss)	3.68	(1.96)
Total from investment operations	3.84	(1.89)
Distributions paid to shareholders from:
Net investment income	(0.89)	(0.14)
Net realized gain	—	(0.24)
Total distributions	(0.89)	(0.38)
Net asset value, end of period	$20.56	$17.61
Total return (c)	21.87%	(9.56)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$95,593	$3,522
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	1.54% (d)	1.70% (d)
Portfolio turnover rate (e)	67%	29%

(a)	Inception date is August 9, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Technology Dividend Target Income ETF (TDVI)

	Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$18.54	$19.78
Income from investment operations:
Net investment income (loss) (b)	0.14	0.09
Net realized and unrealized gain (loss)	3.81	(0.97)
Total from investment operations	3.95	(0.88)
Distributions paid to shareholders from:
Net investment income	(0.87)	(0.25)
Net realized gain	—	(0.11)
Total distributions	(0.87)	(0.36)
Net asset value, end of period	$21.62	$18.54
Total return (c)	21.40%	(4.45)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,624	$1,854
Ratio of total expenses to average net assets	0.75% (d)	0.75% (d)
Ratio of net investment income (loss) to average net assets	1.33% (d)	1.94% (d)
Portfolio turnover rate (e)	26%	27%

(a)	Inception date is August 9, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Dow Jones Internet & Target Income ETF (FDND)

Period Ended 4/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$20.35
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	(0.97)
Total from investment operations	(0.98)
Distributions paid to shareholders from:
Net investment income	(0.13)
Net asset value, end of period	$19.24
Total return (c)	(4.80)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$962
Ratio of total expenses to average net assets	0.75% (d)
Ratio of net investment income (loss) to average net assets	(0.42)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is March 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest Rising Dividend Achievers Target Income ETF – RDVI
FT Vest SMID Rising Dividend Achievers Target Income ETF – SDVD
FT Vest Technology Dividend Target Income ETF – TDVI
FT Vest Dow Jones Internet & Target Income ETF – FDND(1)

(1)	Commenced investment operations on March 20, 2024.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund.
RDVI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities contained in the Nasdaq US Rising Dividend AchieversTM Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the S&P 500® Index or exchange-traded funds (“ETFs”) that track the S&P 500® Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities.
SDVD’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities contained in the Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Russell 2000® Index or ETFs that track the Russell 2000® Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities of small- and/or mid-capitalization companies.
TDVI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities contained in the Nasdaq Technology DividendTM Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100® Index and/or the S&P 500® Index, or ETFs that track the Nasdaq-100® Index or the S&P 500® Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities of technology companies (i.e., securities classified under the Technology Industry or Telecommunications Industry as defined by the Industry Classification Benchmark (ICB)).
FDND’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities intended to track the Dow Jones Internet Composite Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100® Index or ETFs that track the Nasdaq-100® Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities and/or investments that provide exposure to securities of Internet Companies and securities intended to provide income to the Fund in the form of option premiums. “Internet Companies” are companies that generate at least 50% of sales or revenue from the Internet, and belong to either the “Internet Commerce” sector (i.e., online retail, search, financial services, investment products, social media, advertising, and travel platforms, and internet radio) or the “Internet Services” sector (i.e., various services performed via the internet, cloud computing, enterprise software, networking capabilities, website creation tools, and digital marketing platforms).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Options Contracts
Each Fund is subject to equity price risk in the normal course of pursuing their investment objectives. RDVI will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the S&P 500® Index or exchange-traded funds that track the S&P 500® Index. SDVD will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the Russell 2000® Index or exchange-traded funds that track the Russell 2000® Index. TDVI will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the Nasdaq-100® Index and/or the S&P 500® Index, or exchange-traded funds that track the Nasdaq-100® Index or the S&P 500® Index. FDND will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the Nasdaq-100® Index or exchange-traded funds that track the Nasdaq-100® Index. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
When a Fund writes (sells) an option, an amount equal to the premium received by a Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. Any gain or loss on written options would be included in “Net realized gain (loss) on written options contracts” on the Statements of Operations. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended October 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest Rising Dividend Achievers Target Income ETF	$16,096,582	$911,427	$—
FT Vest SMID Rising Dividend Achievers Target Income ETF	43,118	13,883	—
FT Vest Technology Dividend Target Income ETF	28,787	7,704	—
As of October 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Rising Dividend Achievers Target Income ETF	$—	$—	$(38,307,496)
FT Vest SMID Rising Dividend Achievers Target Income ETF	—	—	(320,741)
FT Vest Technology Dividend Target Income ETF	—	—	(153,906)
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For RDVI, the taxable periods ended 2022 and 2023 remain open to federal and state audit. For SDVD and TDVI, the taxable period ended 2023 remains open to federal and state audit. As of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
April 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Funds had no non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
During the taxable year ended October 31, 2023, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
FT Vest Rising Dividend Achievers Target Income ETF	$1,689
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Rising Dividend Achievers Target Income ETF	$890,358,252	$60,417,168	$(15,576,299)	$44,840,869
FT Vest SMID Rising Dividend Achievers Target Income ETF	94,850,062	2,919,096	(2,169,760)	749,336
FT Vest Technology Dividend Target Income ETF	21,592,030	608,194	(592,708)	15,486
FT Vest Dow Jones Internet & Target Income ETF	1,013,341	18,220	(71,003)	(52,783)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	RDVI	TDVI	FDND
Fund net assets up to and including $2.5 billion	0.75000%	0.75000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%	0.73125%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%	0.71250%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%	0.69375%	0.69375%
Fund net assets greater than $10 billion	0.67500%	0.67500%	0.67500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
Breakpoints	SDVD
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor. Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of each Fund. Vest’s fee is paid by the Advisor out of its management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended April 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Rising Dividend Achievers Target Income ETF	$384,949,991	$417,605,208
FT Vest SMID Rising Dividend Achievers Target Income ETF	30,178,443	30,405,397
FT Vest Technology Dividend Target Income ETF	2,876,463	2,853,304
FT Vest Dow Jones Internet & Target Income ETF	—	—
For the period ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest Rising Dividend Achievers Target Income ETF	$699,319,401	$314,002,199
FT Vest SMID Rising Dividend Achievers Target Income ETF	112,485,338	22,065,494
FT Vest Technology Dividend Target Income ETF	23,576,566	4,313,127
FT Vest Dow Jones Internet & Target Income ETF	1,015,025	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
RDVI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$360,240
SDVD
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	91,137
TDVI
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	8,280
FDND
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	692
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended April 30, 2024, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	RDVI	SDVD	TDVI	FDND
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$(10,489,543)	$21,634	$(48,332)	$4,085
Net change in unrealized appreciation (depreciation) on written options contracts	1,488,920	31,802	19,230	992
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended April 30, 2024, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
RDVI	$—	$—	$24,844,738	$24,092,378
SDVD	—	—	1,569,652	1,454,251
TDVI	—	—	348,712	324,014
FDND	—	—	10,076	8,392
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2025 for RDVI, August 3, 2025 for SDVD and TVDI, and March 14, 2026 for FDND.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory and Sub-Advisory Agreements
Board Considerations Regarding Approval of the Investment Management Agreement and Sub-Advisory Agreement
FT Vest Dow Jones Internet & Target Income ETF
The Board of Trustees of First Trust Exchange-Traded Fund IV (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Vest Dow Jones Internet & Target Income ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on February 14, 2024. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s

Additional Information (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objectives, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the February 14, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages other target income ETFs with strategies similar to that of the Fund in the First Trust Fund Complex. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.75% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to an annual rate of 0.20% of the Fund’s average daily net assets. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Fund will be unique to the market and the First Trust Fund Complex, but will be most similar to two other ETFs in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor and employ options-based strategies, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The

Additional Information (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2024 (Unaudited)
Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Vest Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund IV

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)

FT Vest DJIA® Dogs 10 Target Income ETF
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Vest Financial LLC (“Vest” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (FT Vest DJIA® Dogs 10 Target Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the FT Vest DJIA® Dogs 10 Target Income ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
FT Vest DJIA® Dogs 10 Target Income ETF (the “Fund”) seeks to provide current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its objective by investing primarily in common stocks, exchange-traded options (including FLexible EXchange options (“FLEX Options”)) and short-term U.S. Treasury securities. The Fund seeks to provide exposure to the “Dogs of the Dow,” the ten highest dividend-yielding stocks in the Dow Jones Industrial Average (“DJIA”) on an annual basis. The Fund will purchase securities comprising the Dogs of the Dow and gain synthetic exposure to the price movements of the securities comprising the Dogs of the Dow through the use of a combination of puts, calls and U.S. Treasury securities. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the Dogs of the Dow or in options contracts that utilize Dogs of the Dow constituents as the reference asset. Through its investments in securities comprising the Dogs of the Dow and portfolio of investments that reference the Dogs of the Dow, the Fund seeks to provide exposure to a concentrated portfolio of large-capitalization U.S. equity securities while providing a consistent level of income that, when annualized, is approximately 8% (before fees and expenses) above the annualized yield of the DJIA.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	Inception (4/26/23) to 4/30/24	Inception (4/26/23) to 4/30/24
Fund Performance
NAV	11.69%	8.69%	11.31%	11.48%
Market Price	11.23%	8.26%	11.09%	11.25%
Index Performance
Dow Jones Industrial Average®	15.58%	13.25%	15.78%	15.96%
S&P 500® Index	20.98%	22.66%	25.79%	26.11%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

The “Dow Jones Industrial Average” is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG) (Continued)

Fund Allocation	% of Net Assets
Common Stocks	48.5%
U.S. Treasury Bills	48.3
Money Market Funds	0.2
Purchased Options	0.1
Written Options	(28.0)
Net Other Assets and Liabilities	30.9
Total	100.0%

Sector Allocation	% of Total Common Stocks
Consumer Staples	20.4%
Information Technology	20.2
Health Care	19.1
Communication Services	10.1
Materials	10.1
Energy	10.1
Industrials	10.0
Total	100.0%

Top Ten Holdings	% of Total Investments(1)
U.S. Treasury Bill, 0.00%, 01/23/25	49.9%
Coca-Cola (The) Co.	5.1
Walgreens Boots Alliance, Inc.	5.1
International Business Machines Corp.	5.1
Verizon Communications, Inc.	5.1
Johnson & Johnson	5.1
Cisco Systems, Inc.	5.1
Dow, Inc.	5.1
Chevron Corp.	5.1
3M Co.	5.0
Total	95.7%

(1)	Money market funds are excluded.

Performance of a $10,000 Initial Investment
April 26, 2023 - April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$12,611
$11,596
$11,148
4/26/23
4/30/23
10/31/23
4/30/24
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Dow Jones Industrial Average®
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
FT Vest DJIA® Dogs 10 Target Income ETF
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the FT Vest DJIA® Dogs 10 Target Income ETF (“DOGG” or the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Vest Financial LLC (“Vest” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. In this capacity, Vest is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. Vest, with principal offices at 8350 Broad St., Suite 240, McLean, VA 22102, was founded in 2012. Vest had approximately $26.7 billion under management or committed to management as of April 30, 2024.
Portfolio Management Team
The following persons serve as the portfolio managers of the Fund:
Karan Sood, Managing Director of Vest
Howard Rubin, Managing Director of Vest
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since April 2023.

FT Vest DJIA® Dogs 10 Target Income ETF
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of FT Vest DJIA® Dogs 10 Target Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Actual	$1,000.00	$1,116.90	0.75%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 48.5%
	Beverages — 5.0%
24,326	Coca-Cola (The) Co. (a)	$1,502,617
	Biotechnology — 4.3%
4,807	Amgen, Inc. (a)	1,316,830
	Chemicals — 4.9%
26,079	Dow, Inc. (a)	1,483,895
	Communications Equipment — 4.9%
31,646	Cisco Systems, Inc. (a)	1,486,729
	Consumer Staples Distribution & Retail — 4.9%
84,509	Walgreens Boots Alliance, Inc. (a)	1,498,344
	Diversified Telecommunication Services — 4.9%
37,702	Verizon Communications, Inc. (a)	1,488,852
	Industrial Conglomerates — 4.9%
15,317	3M Co. (a)	1,478,244
	IT Services — 4.9%
8,978	International Business Machines Corp. (a)	1,492,144
	Oil, Gas & Consumable Fuels — 4.9%
9,200	Chevron Corp. (a)	1,483,684
	Pharmaceuticals — 4.9%
10,291	Johnson & Johnson (a)	1,487,976
	Total Common Stocks	14,719,315
	(Cost $14,812,368)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 48.3%
$15,192,000	U.S. Treasury Bill (a)	(b)	01/23/25	14,631,503
	(Cost $14,684,505)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
52,755	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	52,755
	(Cost $52,755)
	Total Investments — 97.0%	29,403,573
	(Cost $29,549,628)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
	Call Options Purchased — 0.1%
161	3M Co.	$1,553,811	$143.10	01/27/25	6,029
55	Amgen, Inc.	1,506,670	469.95	01/27/25	2,090
93	Chevron Corp.	1,499,811	224.75	01/27/25	4,836
324	Cisco Systems, Inc.	1,522,152	76.01	01/27/25	3,240
247	Coca-Cola (The) Co.	1,525,719	88.52	01/27/25	741
266	Dow, Inc.	1,513,540	81.69	01/27/25	5,852
92	International Business Machines Corp.	1,529,040	280.02	01/27/25	1,288
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Call Options Purchased (Continued)
105	Johnson & Johnson	$1,518,195	$238.88	01/27/25	$1,050
386	Verizon Communications, Inc.	1,524,314	63.72	01/27/25	1,930
855	Walgreens Boots Alliance, Inc.	1,515,915	34.41	01/27/25	10,260
	Total Purchased Options				37,316
	(Cost $86,205)
WRITTEN OPTIONS — (28.0)%
	Call Options Written — (0.1)%
(21)	3M Co.	(202,671)	90.00	05/03/24	(15,330)
(7)	Amgen, Inc.	(191,758)	270.00	05/03/24	(6,727)
(11)	Chevron Corp.	(177,397)	165.00	05/03/24	(275)
(40)	Cisco Systems, Inc.	(187,920)	48.00	05/03/24	(360)
(31)	Coca-Cola (The) Co.	(191,487)	62.00	05/03/24	(806)
(33)	Dow, Inc.	(187,770)	57.00	05/03/24	(2,211)
(11)	International Business Machines Corp.	(182,820)	167.50	05/03/24	(1,166)
(13)	Johnson & Johnson	(187,967)	146.00	05/03/24	(650)
(48)	Verizon Communications, Inc.	(189,552)	40.00	05/03/24	(672)
(107)	Walgreens Boots Alliance, Inc.	(189,711)	17.50	05/03/24	(4,494)
	Total Call Options Written				(32,691)
	(Premiums received $29,804)
	Put Options Written — (27.9)%
(161)	3M Co.	(1,553,811)	143.10	01/27/25	(681,628)
(55)	Amgen, Inc.	(1,506,670)	469.95	01/27/25	(1,002,265)
(93)	Chevron Corp.	(1,499,811)	224.75	01/27/25	(547,770)
(324)	Cisco Systems, Inc.	(1,522,152)	76.01	01/27/25	(857,952)
(247)	Coca-Cola (The) Co.	(1,525,719)	88.52	01/27/25	(597,493)
(266)	Dow, Inc.	(1,513,540)	81.69	01/27/25	(614,460)
(92)	International Business Machines Corp.	(1,529,040)	280.02	01/27/25	(982,652)
(105)	Johnson & Johnson	(1,518,195)	238.88	01/27/25	(918,645)
(386)	Verizon Communications, Inc.	(1,524,314)	63.72	01/27/25	(897,064)
(855)	Walgreens Boots Alliance, Inc.	(1,515,915)	34.41	01/27/25	(1,349,190)
	Total Put Options Written				(8,449,119)
	(Premiums received $8,060,112)
	Total Written Options				(8,481,810)
	(Premiums received $8,089,916)
	Net Other Assets and Liabilities — 30.9%				9,354,288
	Net Assets — 100.0%				$30,313,367

(a)	All or a portion of this security is pledged as collateral for the options written. At April 30, 2024, the value of these securities amounts to $16,520,556.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of April 30, 2024.
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$14,719,315	$14,719,315	$—	$—
U.S. Treasury Bills	14,631,503	—	14,631,503	—
Money Market Funds	52,755	52,755	—	—
Total Investments	29,403,573	14,772,070	14,631,503	—
Purchased Options	37,316	—	37,316	—
Total	$29,440,889	$14,772,070	$14,668,819	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options:
Call Options Written	$(32,691)	$(32,691)	$—	$—
Put Options Written	(8,449,119)	—	(8,449,119)	—
Total	$(8,481,810)	$(32,691)	$(8,449,119)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$29,403,573
Options contracts purchased, at value	37,316
Cash	18,754
Cash segregated as collateral for open written options contracts	362,584
Receivables:
Investment securities sold	12,005,917
Dividends	32,020
Total Assets	41,860,164

LIABILITIES:
Options contracts written, at value	8,481,810
Payables:
Capital shares redeemed	3,031,333
Investment advisory fees	18,147
Investment securities purchased	15,507
Total Liabilities	11,546,797
NET ASSETS	$30,313,367

NET ASSETS consist of:
Paid-in capital	$31,000,546
Par value	15,000
Accumulated distributable earnings (loss)	(702,179)
NET ASSETS	$30,313,367
NET ASSET VALUE, per share	$20.21
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,500,002
Investments, at cost	$29,549,628
Premiums paid on options contracts purchased	$86,205
Premiums received on options contracts written	$8,089,916
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$232,229
Dividends	212,929
Total investment income	445,158

EXPENSES:
Investment advisory fees	68,469
Total expenses	68,469
NET INVESTMENT INCOME (LOSS)	376,689

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,428,054)
In-kind redemptions	1,477,930
Purchased options contracts	2,780
Written options contracts	512,845
Net realized gain (loss)	565,501
Net change in unrealized appreciation (depreciation) on:
Investments	(138,197)
Purchased options contracts	(43,224)
Written options contracts	(234,767)
Net change in unrealized appreciation (depreciation)	(416,188)
NET REALIZED AND UNREALIZED GAIN (LOSS)	149,313
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$526,002
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)
OPERATIONS:
Net investment income (loss)	$376,689	$105,427
Net realized gain (loss)	565,501	(24,449)
Net change in unrealized appreciation (depreciation)	(416,188)	(170,650)
Net increase (decrease) in net assets resulting from operations	526,002	(89,672)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(886,887)	(251,622)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	35,568,731	7,920,482
Cost of shares redeemed	(12,473,667)	—
Net increase (decrease) in net assets resulting from shareholder transactions	23,095,064	7,920,482
Total increase (decrease) in net assets	22,734,179	7,579,188

NET ASSETS:
Beginning of period	7,579,188	—
End of period	$30,313,367	$7,579,188

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	400,002	—
Shares sold	1,700,000	400,002
Shares redeemed	(600,000)	—
Shares outstanding, end of period	1,500,002	400,002

(a)	Inception date is April 26, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$18.95	$19.91
Income from investment operations:
Net investment income (loss) (b)	0.42	0.41
Net realized and unrealized gain (loss)	1.80	(0.43)
Total from investment operations	2.22	(0.02)
Distributions paid to shareholders from:
Net investment income	(0.96)	(0.94)
Net asset value, end of period	$20.21	$18.95
Total return (c)	11.69%	(0.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$30,313	$7,579
Ratio of total expenses to average net assets	0.75% (d)	0.75% (d)
Ratio of net investment income (loss) to average net assets	4.13% (d)	4.04% (d)
Portfolio turnover rate (e)	286%	198%

(a)	Inception date is April 26, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the FT Vest DJIA® Dogs 10 Target Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “DOGG” on Cboe BZX Exchange, Inc. (“Cboe BZX”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective seeks to provide current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in common stocks, exchange-traded options (including FLexible EXchange options (“FLEX Options”)) and short-term U.S. Treasury securities. The Fund seeks to provide exposure to the “Dogs of the Dow,” the ten highest dividend-yielding stocks in the Dow Jones Industrial Average (“DJIA”) on an annual basis. The Fund will purchase securities comprising the Dogs of the Dow and gain synthetic exposure to the price movements of the securities comprising the Dogs of the Dow through the use of a combination of puts, calls and U.S. Treasury securities (the “Synthetic Replication”). The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the Dogs of the Dow or in options contracts that utilize Dogs of the Dow constituents as the reference asset.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the

Notes to Financial Statements (Continued)
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Options Contracts and FLEX Options
When the Fund sells call options as a means to generate income to achieve the Target Income Level, the Fund will employ a covered call strategy that seeks to sell call options having a strike price roughly equal to the value of each equity security held by the Fund (such options are said to be “at-the-money”) on some or all of the equity securities purchased by the Fund.
When utilizing Synthetic Replication, the Fund may utilize FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates that are otherwise standardized in typical listed options contract. The Synthetic Replication is achieved through the combination of a purchasing a call and selling a put generally at the same strike price which synthetically creates the upside and downside participation in the price returns of the Dogs of the Dow.
When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statement of Assets and Liabilities. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes. Gain or loss on purchased options, if any, is included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations. Gain or loss on written options, if any, is presented separately as “Net realized gain (loss) on written options contracts” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal period ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$251,622
Capital gains	—
Return of capital	—
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$35,398
Accumulated capital and other gain (loss)	—
Net unrealized appreciation (depreciation)	(376,692)

Notes to Financial Statements (Continued)
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
E. Income Taxes
The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2023 remains open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had no non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$21,545,917	$576,002	$(1,162,840)	$(586,838)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%

Notes to Financial Statements (Continued)
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor. Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of the Fund. Vest’s fee is paid by the Advisor out of its management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $30,278,774 and $40,054,716, respectively.
For the six months ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $35,128,777 and $12,229,679, respectively.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Equity Risk	Options contracts purchased, at value	$37,316	Options contracts written, at value	$8,481,810

Notes to Financial Statements (Continued)
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$2,780
Written options contracts	512,845
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(43,224)
Written options contracts	(234,767)
During the six months ended April 30, 2024, the premiums for purchased options contracts opened were $123,754 and the premiums for purchased options contracts closed, exercised and expired were $47,289.
During the six months ended April 30, 2024, the premiums for written options contracts opened were $9,492,326 and the premiums for written options contracts closed, exercised and expired were $3,445,927.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 24, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
FT Vest DJIA® Dogs 10 Target Income ETF
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Vest Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund IV

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust Intermediate Duration Investment Grade Corporate ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
The First Trust Intermediate Duration Investment Grade Corporate ETF’s (the “Fund”) investment objective is to deliver current income and long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% if its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt securities may have fixed or floating interest rates. The corporate debt securities in which the Fund may invest also include senior loans and covenant-lite loans, substantially all of which are expected to be covenant-lite loans.

Performance
		Cumulative Total Returns
	6 Months Ended 4/30/24	Inception (8/2/23) to 4/30/24
Fund Performance
NAV	7.24%	3.05%
Market Price	7.39%	3.30%
Index Performance
Bloomberg US Credit Corp 5-10 Year Index	7.53%	3.29%
Bloomberg US Aggregate Bond Index	4.97%	0.92%
Total returns for the period since inception are calculated from the inception date of the Fund. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG) (Continued)

Industry Allocation	% of Total Long-Term Investments(1)
Technology	19.7%
Healthcare	14.3
Banking	11.7
Food and Beverage	10.8
Property & Casualty Insurance	6.5
Health Insurance	5.2
Aerospace/Defense	3.9
Environmental	3.1
Pharmaceuticals	3.0
Brokerage/Asset Managers/Exchanges	3.0
Packaging	2.7
Wireless	2.4
Electric	2.3
Construction Machinery	2.2
Retailers	1.6
Paper	1.1
Other Utility	1.0
Cable Satellite	1.0
Building Materials	0.9
Restaurants	0.8
Gaming	0.7
Wirelines	0.6
Consumer Products	0.4
Consumer Cyclical Services	0.4
Lodging	0.4
Home Construction	0.3
Total	100.0%

Asset Classification	% of Total Long-Term Investments(1)
Corporate Bonds and Notes	89.6%
Foreign Corporate Bonds and Notes	10.4
Total	100.0%

Credit Quality(2)	% of Total Long-Term Investments(1)
AA	0.8%
AA-	8.4
A+	7.5
A	6.6
A-	14.9
BBB+	21.9
BBB	21.6
BBB-	16.2
BB+	0.4
BB	1.3
BB-	0.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments(1)
Brown & Brown, Inc., 4.20%, 03/17/32	1.8%
Adobe, Inc., 4.95%, 04/04/34	1.5
ServiceNow, Inc., 1.40%, 09/01/30	1.4
United Rentals North America, Inc., 6.00%, 12/15/29	1.4
Workday, Inc., 3.80%, 04/01/32	1.3
Bank of America Corp., 3.97%, 02/07/30	1.3
Alcon Finance Corp., 5.38%, 12/06/32	1.3
MSCI, Inc., 3.88%, 02/15/31	1.2
Campbell Soup, 5.40%, 03/21/34	1.2
Constellation Brands, Inc., 4.75%, 05/09/32	1.2
Total	13.6%

(1)	Percentages are based on long-term positions. Commercial paper is excluded.
(2)
The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s
Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to
D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of
BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG) (Continued)

Performance of a $10,000 Initial Investment
August 2, 2023 - April 30, 2024

$10,500
$10,000
$9,500
8/2/23
10/31/23
4/30/24
$10,329
$10,305
$10,092
First Trust Intermediate Duration Investment Grade Corporate ETF
Bloomberg US Credit Corp 5-10 Year Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund” or “FIIG”). First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund.
William Housey, CFA, Managing Director of Fixed Income and Senior Portfolio Manager
Todd Larson, CFA, Senior Vice President and Senior Portfolio Manager
Eric R. Maisel, CFA, Senior Vice President and Portfolio Manager
Jeffrey Scott, CFA, Senior Vice President and Portfolio Manager
Nathan Simons, CFA, Vice President and Portfolio Manager
Scott Skowronski, CFA, Senior Vice President and Portfolio Manager
Sebastian Dassouli, Vice President and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since its inception.

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Actual	$1,000.00	$1,072.40	0.65%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 86.8%
	Aerospace/Defense — 3.7%
$670,000	HEICO Corp.	5.35%	08/01/33	$658,268
875,000	Howmet Aerospace, Inc.	5.95%	02/01/37	875,744
1,000,000	Lockheed Martin Corp.	4.80%	08/15/34	956,578
825,000	Lockheed Martin Corp.	4.07%	12/15/42	680,043
320,000	Northrop Grumman Corp.	4.40%	05/01/30	304,699
1,230,000	Northrop Grumman Corp.	4.70%	03/15/33	1,166,186
870,000	Northrop Grumman Corp.	5.05%	11/15/40	807,516
420,000	RTX Corp.	6.00%	03/15/31	430,776
				5,879,810
	Banking — 9.8%
485,000	American Express Co. (a)	6.49%	10/30/31	507,842
2,155,000	Bank of America Corp. (a)	3.97%	02/07/30	2,003,773
1,505,000	Bank of America Corp. (a)	4.57%	04/27/33	1,387,928
1,170,000	Bank of New York Mellon (The) Corp. (a)	4.29%	06/13/33	1,074,358
260,000	Fifth Third Bancorp (a)	4.77%	07/28/30	245,331
1,160,000	Goldman Sachs Group, Inc. (The)	3.80%	03/15/30	1,061,538
1,735,000	JPMorgan Chase & Co. (a)	4.49%	03/24/31	1,643,929
1,625,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	1,545,728
750,000	JPMorgan Chase & Co. (a)	5.77%	04/22/35	750,814
990,000	Morgan Stanley (a)	4.43%	01/23/30	942,078
1,345,000	Morgan Stanley (a)	5.25%	04/21/34	1,291,133
375,000	Morgan Stanley (a)	5.83%	04/19/35	374,989
355,000	PNC Financial Services Group (The), Inc.	3.45%	04/23/29	323,673
625,000	State Street Corp. (a)	4.16%	08/04/33	564,972
255,000	Truist Financial Corp. (a)	4.87%	01/26/29	247,373
505,000	US Bancorp (a)	5.78%	06/12/29	506,104
950,000	Wells Fargo & Co. (a)	4.48%	04/04/31	892,935
				15,364,498
	Brokerage/Asset Managers/Exchanges — 2.9%
1,485,000	Intercontinental Exchange, Inc.	2.10%	06/15/30	1,233,465
410,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	384,567
1,155,000	Intercontinental Exchange, Inc.	2.65%	09/15/40	789,196
1,810,000	Nasdaq, Inc.	5.55%	02/15/34	1,771,194
500,000	Nasdaq, Inc.	2.50%	12/21/40	319,326
				4,497,748
	Building Materials — 0.9%
525,000	CRH America, Inc. (b)	5.13%	05/18/45	473,181
1,010,000	Vulcan Materials Co.	3.50%	06/01/30	907,892
				1,381,073
	Cable Satellite — 0.9%
26,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	21,626
335,000	Comcast Corp.	3.40%	04/01/30	301,872
645,000	Comcast Corp.	4.25%	01/15/33	589,983
705,000	Comcast Corp.	3.75%	04/01/40	559,005
				1,472,486
	Construction Machinery — 2.2%
965,000	Ashtead Capital, Inc. (b)	2.45%	08/12/31	766,501
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction Machinery (Continued)
$600,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	$584,229
2,060,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	2,040,951
				3,391,681
	Consumer Cyclical Services — 0.4%
400,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	386,571
257,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	228,165
				614,736
	Consumer Products — 0.4%
735,000	Haleon US Capital LLC	3.63%	03/24/32	645,903
	Electric — 2.2%
275,000	Duke Energy Carolinas LLC	4.95%	01/15/33	264,873
370,000	Duke Energy Carolinas LLC	4.85%	01/15/34	351,704
515,000	Duke Energy Progress LLC	6.30%	04/01/38	536,369
175,000	Florida Power & Light Co.	4.63%	05/15/30	169,706
540,000	Florida Power & Light Co.	5.10%	04/01/33	526,897
485,000	Florida Power & Light Co.	5.69%	03/01/40	493,242
750,000	PECO Energy Co.	4.90%	06/15/33	723,920
370,000	Public Service Electric & Gas Co.	5.20%	08/01/33	362,860
				3,429,571
	Environmental — 2.3%
1,570,000	Republic Services, Inc.	5.00%	04/01/34	1,513,589
670,000	Republic Services, Inc.	6.20%	03/01/40	704,985
670,000	Waste Management, Inc.	4.63%	02/15/33	638,276
1,010,000	Waste Management, Inc.	2.95%	06/01/41	721,113
				3,577,963
	Food and Beverage — 9.7%
905,000	Anheuser-Busch InBev Worldwide, Inc.	5.00%	06/15/34	874,972
1,880,000	Campbell Soup Co.	5.40%	03/21/34	1,834,736
800,000	Conagra Brands, Inc.	5.30%	11/01/38	733,413
1,900,000	Constellation Brands, Inc.	4.75%	05/09/32	1,796,274
884,000	Constellation Brands, Inc.	4.50%	05/09/47	718,734
830,000	General Mills, Inc.	5.40%	06/15/40	794,520
945,000	J.M. Smucker (The) Co.	6.20%	11/15/33	976,615
700,000	J.M. Smucker (The) Co.	6.50%	11/15/43	729,700
375,000	Keurig Dr Pepper, Inc.	5.30%	03/15/34	365,305
865,000	Keurig Dr Pepper, Inc., Series 10	5.20%	03/15/31	845,849
950,000	Kraft Heinz Foods Co.	3.75%	04/01/30	873,398
325,000	Kraft Heinz Foods Co.	6.50%	02/09/40	342,156
405,000	Kraft Heinz Foods Co.	5.00%	06/04/42	361,953
1,160,000	McCormick & Co., Inc.	4.95%	04/15/33	1,109,355
850,000	Molson Coors Beverage Co.	5.00%	05/01/42	762,371
1,000,000	Mondelez International, Inc.	3.00%	03/17/32	843,119
750,000	Nestle Holdings, Inc. (b)	2.50%	09/14/41	506,976
500,000	PepsiCo, Inc.	2.63%	10/21/41	344,078
380,000	Sysco Corp.	5.95%	04/01/30	388,527
				15,202,051
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Gaming — 0.7%
$525,000	VICI Properties, L.P.	4.95%	02/15/30	$498,272
600,000	VICI Properties, L.P.	5.75%	04/01/34	577,793
				1,076,065
	Health Insurance — 5.1%
250,000	Centene Corp.	4.63%	12/15/29	233,008
1,640,000	Centene Corp.	3.00%	10/15/30	1,376,172
790,000	Elevance Health, Inc.	2.55%	03/15/31	656,638
1,075,000	Elevance Health, Inc.	4.10%	05/15/32	974,965
845,000	Elevance Health, Inc.	4.63%	05/15/42	731,550
660,000	Humana, Inc.	4.88%	04/01/30	635,846
1,000,000	Humana, Inc.	5.95%	03/15/34	1,001,632
845,000	UnitedHealth Group, Inc.	4.90%	04/15/31	822,463
780,000	UnitedHealth Group, Inc.	5.35%	02/15/33	777,975
650,000	UnitedHealth Group, Inc.	6.88%	02/15/38	727,799
				7,938,048
	Healthcare — 12.1%
1,585,000	Agilent Technologies, Inc.	2.30%	03/12/31	1,301,630
1,970,000	Alcon Finance Corp. (b)	5.38%	12/06/32	1,929,977
50,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	46,528
640,000	Becton Dickinson & Co.	4.30%	08/22/32	588,262
500,000	Becton Dickinson & Co.	5.11%	02/08/34	481,898
300,000	Becton Dickinson & Co.	4.69%	12/15/44	257,986
750,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	674,493
910,000	Cigna Group (The)	2.38%	03/15/31	744,514
1,045,000	Cigna Group (The)	5.40%	03/15/33	1,027,008
855,000	Cigna Group (The)	4.80%	08/15/38	765,773
815,000	CVS Health Corp.	5.13%	02/21/30	798,116
900,000	Danaher Corp.	4.38%	09/15/45	771,625
280,000	GE HealthCare Technologies, Inc.	5.86%	03/15/30	284,338
930,000	GE HealthCare Technologies, Inc.	5.91%	11/22/32	949,698
555,000	HCA, Inc.	4.13%	06/15/29	515,818
1,225,000	HCA, Inc.	5.50%	06/01/33	1,190,474
850,000	HCA, Inc.	5.13%	06/15/39	766,899
1,335,000	IQVIA, Inc.	5.70%	05/15/28	1,336,402
50,000	IQVIA, Inc. (b)	6.50%	05/15/30	50,289
435,000	McKesson Corp.	5.10%	07/15/33	423,976
300,000	Solventum Corp. (b)	5.45%	03/13/31	290,802
1,510,000	Solventum Corp. (b)	5.60%	03/23/34	1,456,887
300,000	Stryker Corp.	1.95%	06/15/30	247,430
825,000	Stryker Corp.	4.10%	04/01/43	670,121
190,000	Thermo Fisher Scientific, Inc.	4.95%	11/21/32	184,646
740,000	Thermo Fisher Scientific, Inc.	5.40%	08/10/43	722,413
650,000	Universal Health Services, Inc.	2.65%	10/15/30	539,678
				19,017,681
	Home Construction — 0.3%
420,000	PulteGroup, Inc.	6.38%	05/15/33	434,577
	Lodging — 0.4%
600,000	Marriott International, Inc., Series FF	4.63%	06/15/30	570,477
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Other Utility — 1.0%
$625,000	American Water Capital Corp.	4.45%	06/01/32	$584,022
1,000,000	American Water Capital Corp.	5.15%	03/01/34	969,665
				1,553,687
	Packaging — 1.6%
500,000	Ball Corp.	6.00%	06/15/29	498,142
555,000	Berry Global, Inc.	5.50%	04/15/28	548,833
1,500,000	Berry Global, Inc. (b)	5.65%	01/15/34	1,449,288
				2,496,263
	Pharmaceuticals — 2.6%
400,000	AbbVie, Inc.	4.95%	03/15/31	392,506
670,000	AbbVie, Inc.	5.35%	03/15/44	648,332
1,065,000	Amgen, Inc.	5.25%	03/02/30	1,055,876
1,140,000	Zoetis, Inc.	5.60%	11/16/32	1,146,688
980,000	Zoetis, Inc.	4.70%	02/01/43	854,676
				4,098,078
	Property & Casualty Insurance — 6.3%
830,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	807,817
1,245,000	Aon North America, Inc.	5.45%	03/01/34	1,218,364
1,450,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	1,422,067
1,355,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	1,316,987
3,120,000	Brown & Brown, Inc.	4.20%	03/17/32	2,778,075
645,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	660,790
350,000	Marsh & McLennan Cos., Inc.	5.15%	03/15/34	341,724
690,000	Marsh & McLennan Cos., Inc.	4.75%	03/15/39	628,602
715,000	Willis North America, Inc.	5.35%	05/15/33	687,841
				9,862,267
	Restaurants — 0.8%
850,000	McDonald’s Corp.	4.88%	12/09/45	751,195
470,000	Starbucks Corp.	4.90%	02/15/31	456,895
				1,208,090
	Retailers — 0.4%
760,000	O’Reilly Automotive, Inc.	4.70%	06/15/32	718,088
	Technology — 17.2%
2,325,000	Adobe, Inc.	4.95%	04/04/34	2,269,071
1,200,000	Autodesk, Inc.	2.85%	01/15/30	1,046,174
50,000	Black Knight InfoServ LLC (b)	3.63%	09/01/28	46,563
125,000	Cisco Systems, Inc.	4.95%	02/26/31	123,006
375,000	Cisco Systems, Inc.	5.05%	02/26/34	367,012
1,250,000	CoStar Group, Inc. (b)	2.80%	07/15/30	1,038,321
1,363,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	1,198,783
1,900,000	FactSet Research Systems, Inc.	3.45%	03/01/32	1,612,488
1,100,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	766,611
55,000	Fidelity National Information Services, Inc.	4.25%	05/15/28	51,433
900,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	873,658
555,000	Fiserv, Inc.	2.65%	06/01/30	472,680
55,000	Gartner, Inc. (b)	4.50%	07/01/28	51,771
265,000	Gartner, Inc. (b)	3.63%	06/15/29	237,365
750,000	Gartner, Inc. (b)	3.75%	10/01/30	653,436
705,000	MSCI, Inc. (b)	4.00%	11/15/29	637,694
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$2,135,000	MSCI, Inc. (b)	3.88%	02/15/31	$1,870,438
140,000	Open Text Holdings, Inc. (b)	4.13%	02/15/30	123,135
670,000	Oracle Corp.	4.65%	05/06/30	642,590
705,000	Oracle Corp.	6.25%	11/09/32	731,542
815,000	Oracle Corp.	6.50%	04/15/38	849,474
700,000	PTC, Inc. (b)	4.00%	02/15/28	649,126
1,535,000	Roper Technologies, Inc.	1.75%	02/15/31	1,205,805
1,300,000	Salesforce, Inc.	1.95%	07/15/31	1,049,692
1,420,000	Salesforce, Inc.	2.70%	07/15/41	971,233
2,625,000	ServiceNow, Inc.	1.40%	09/01/30	2,075,748
50,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	48,642
965,000	Verisk Analytics, Inc.	5.75%	04/01/33	972,799
835,000	Verisk Analytics, Inc.	5.50%	06/15/45	783,069
1,280,000	VMware LLC	4.70%	05/15/30	1,214,619
350,000	Workday, Inc.	3.70%	04/01/29	323,298
2,300,000	Workday, Inc.	3.80%	04/01/32	2,036,103
				26,993,379
	Wireless — 2.3%
1,260,000	Crown Castle, Inc.	3.30%	07/01/30	1,094,112
700,000	Crown Castle, Inc.	2.90%	04/01/41	469,148
50,000	SBA Communications Corp.	3.13%	02/01/29	43,592
915,000	T-Mobile USA, Inc.	2.55%	02/15/31	759,229
600,000	T-Mobile USA, Inc.	5.20%	01/15/33	582,743
840,000	T-Mobile USA, Inc.	4.38%	04/15/40	716,006
				3,664,830
	Wirelines — 0.6%
650,000	AT&T, Inc.	4.30%	02/15/30	611,216
335,000	Verizon Communications, Inc.	4.02%	12/03/29	312,310
				923,526
	Total Corporate Bonds and Notes			136,012,576
	(Cost $139,327,734)
FOREIGN CORPORATE BONDS AND NOTES — 10.1%
	Banking — 1.5%
520,000	Barclays PLC (a)	4.97%	05/16/29	501,859
420,000	Royal Bank of Canada	3.88%	05/04/32	376,378
320,000	Toronto-Dominion Bank (The)	5.52%	07/17/28	321,161
565,000	Toronto-Dominion Bank (The)	4.46%	06/08/32	524,484
145,000	UBS AG	5.65%	09/11/28	145,710
485,000	UBS Group AG (a) (b)	5.43%	02/08/30	477,083
				2,346,675
	Environmental — 0.7%
1,100,000	Waste Connections, Inc.	5.00%	03/01/34	1,052,176
	Food and Beverage — 0.8%
1,280,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.40%	06/15/33	1,230,675
	Healthcare — 1.7%
1,500,000	Icon Investments Six Designated Activity Co. (c)	6.00%	05/08/34	1,498,440
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$590,000	Medtronic Global Holdings S.C.A.	4.50%	03/30/33	$556,081
635,000	Smith & Nephew PLC	5.40%	03/20/34	612,308
				2,666,829
	Packaging — 1.0%
1,794,000	CCL Industries, Inc. (b)	3.05%	06/01/30	1,532,345
	Paper — 1.1%
1,785,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	1,730,456
	Pharmaceuticals — 0.3%
215,000	Pfizer Investment Enterprises Pte Ltd.	4.65%	05/19/30	207,975
240,000	Pfizer Investment Enterprises Pte Ltd.	4.75%	05/19/33	228,750
				436,725
	Retailers — 1.1%
490,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	429,151
750,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	723,973
835,000	Alimentation Couche-Tard, Inc. (b)	3.44%	05/13/41	614,112
				1,767,236
	Technology — 1.9%
1,545,000	Constellation Software, Inc. (b)	5.46%	02/16/34	1,506,352
600,000	Open Text Corp. (b)	6.90%	12/01/27	613,135
30,000	Open Text Corp. (b)	3.88%	02/15/28	27,411
835,000	Thomson Reuters Corp.	5.85%	04/15/40	830,966
				2,977,864
	Total Foreign Corporate Bonds and Notes			15,740,981
	(Cost $16,066,570)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 1.7%
	Chemicals — 1.7%
2,700,000	FMC Corp.	5.95%	05/01/24	2,700,000
	(Cost $2,700,000)

	Total Investments — 98.6%			154,453,557
	(Cost $158,094,304)
	Net Other Assets and Liabilities — 1.4%			2,155,524
	Net Assets — 100.0%			$156,609,081

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $25,147,648 or 16.1% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2024. Interest will begin accruing on the security’s first settlement date.
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$136,012,576	$—	$136,012,576	$—
Foreign Corporate Bonds and Notes*	15,740,981	—	15,740,981	—
Commercial Paper*	2,700,000	—	2,700,000	—
Total Investments	$154,453,557	$—	$154,453,557	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$154,453,557
Cash	258,728
Receivables:
Capital shares sold	2,007,922
Interest	1,790,236
Total Assets	158,510,443

LIABILITIES:
Payables:
Investment securities purchased	1,825,705
Investment advisory fees	75,657
Total Liabilities	1,901,362
NET ASSETS	$156,609,081

NET ASSETS consist of:
Paid-in capital	$160,275,546
Par value	78,500
Accumulated distributable earnings (loss)	(3,744,965)
NET ASSETS	$156,609,081
NET ASSET VALUE, per share	$19.95
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,850,002
Investments, at cost	$158,094,304
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$1,417,388
Total investment income	1,417,388

EXPENSES:
Investment advisory fees	174,127
Total expenses	174,127
NET INVESTMENT INCOME (LOSS)	1,243,261

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(44,172)
Net change in unrealized appreciation (depreciation) on investments	(3,133,195)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,177,367)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,934,106)
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)
OPERATIONS:
Net investment income (loss)	$1,243,261	$114,652
Net realized gain (loss)	(44,172)	(16,208)
Net change in unrealized appreciation (depreciation)	(3,133,195)	(507,552)
Net increase (decrease) in net assets resulting from operations	(1,934,106)	(409,108)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,311,751)	(90,000)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	150,334,006	10,020,040
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	150,334,006	10,020,040
Total increase (decrease) in net assets	147,088,149	9,520,932

NET ASSETS:
Beginning of period	9,520,932	—
End of period	$156,609,081	$9,520,932

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	500,002	—
Shares sold	7,350,000	500,002
Shares redeemed	—	—
Shares outstanding, end of period	7,850,002	500,002

(a)	Inception date is August 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$19.04	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.45	0.23
Net realized and unrealized gain (loss)	0.94 (c)	(1.01)
Total from investment operations	1.39	(0.78)
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.18)
Net asset value, end of period	$19.95	$19.04
Total return (d)	7.24%	(3.91)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$156,609	$9,521
Ratio of total expenses to average net assets	0.65% (e)	0.65% (e)
Ratio of net investment income (loss) to average net assets	4.64% (e)	4.78% (e)
Portfolio turnover rate (f)	6%	7%

(a)	Inception date is August 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FIIG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The investment objective of the Fund is to deliver current income and long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt securities may have fixed or floating interest rates. The corporate debt securities in which the Fund may invest also include senior loans and covenant-lite loans, substantially all of which are expected to be covenant-lite loans.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2024 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2024, the Fund had no forward purchase commitments. At April 30, 2024, the Fund held $1,498,440 of when-issued or delayed-delivery securities.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal period ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$90,000
Capital gains	—
Return of capital	—

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2024 (Unaudited)
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$24,652
Accumulated capital and other gain (loss)	(16,208)
Net unrealized appreciation (depreciation)	(507,552)
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2023 remains open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $16,208 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$158,094,304	$6,847	$(3,647,594)	$(3,640,747)
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2024 (Unaudited)
payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%
Fund net assets greater than $15 billion	0.55250%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $149,087,583 and $3,655,079, respectively.
For the six months ended April 30, 2024, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2024 (Unaudited)
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2025.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund IV

First Trust Intermediate Government Opportunities ETF (MGOV)

First Trust Intermediate Government Opportunities ETF (MGOV)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust Intermediate Government Opportunities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Intermediate Government Opportunities ETF (MGOV)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Intermediate Government Opportunities ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Intermediate Government Opportunities ETF (MGOV)
The First Trust Intermediate Government Opportunities ETF (the “Fund”) seeks to maximize long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of debt securities issued or guaranteed by the U.S. government (including U.S. Treasury bonds, notes and bills), its agencies or government-sponsored entities (“Government Securities”). The Fund’s investments in Government Securities include publicly-issued U.S. Treasury securities and mortgage-related securities such as pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. The Fund may also invest in exchange-traded funds (“ETFs”) that principally invest in Government Securities as well as futures contracts, options and swap agreements that utilize Government Securities as their reference asset. Such ETFs and derivatives (using their market values) count towards the 80% investment requirement set forth above. The Fund may purchase mortgage-related securities in “to-be-announced” transactions, including mortgage dollar rolls, which also count toward the 80% investment requirement set forth above. The Fund may invest in fixed or floating rate securities. Shares of the Fund are listed on NYSE Arca under the ticker symbol “MGOV.”

Performance
		Cumulative Total Returns
	6 Months Ended 4/30/24	Inception (8/2/23) to 4/30/24
Fund Performance
NAV	5.48%	0.56%
Market Price	5.58%	0.72%
Index Performance
ICE US Treasury, Agency & MBS Index	4.14%	0.03%
Bloomberg US Aggregate Bond Index	4.97%	0.92%
Total returns for the period since inception are calculated from the inception date of the Fund. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV) (Continued)

Fund Allocation	% of Net Assets
U.S. Government Agency Mortgage-Backed Securities	93.1%
U.S. Government Bonds and Notes	10.6
Exchange-Traded Funds	0.3
Money Market Funds	4.0
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.5)
Written Options	(0.2)
Net Other Assets and Liabilities(1)	(6.3)
Total	100.0%

Credit Quality(2)	% of Total Long Fixed-Income Investments, Cash & Cash Equivalents
Government & Agency	95.6%
Cash & Cash Equivalents	4.4
Total	100.0%

Top Ten Holdings	% of Fixed-Income Investments(3)
Federal National Mortgage Association, Pool BF0207, 4.50%, 04/01/47	4.1%
Federal National Mortgage Association, Pool AS7738, 3.00%, 08/01/46	3.8
Government National Mortgage Association, Series 2015-123, Class ZA, 3.50%, 09/20/45	3.6
Federal Home Loan Mortgage Corporation, Pool SD7509, 3.00%, 11/01/49	3.4
Federal National Mortgage Association, Series 2024-6, Class AL, 2.00%, 03/25/44	3.3
Federal Home Loan Mortgage Corporation, Series 2014-4316, Class BZ, 3.00%, 03/15/44	3.2
Federal Home Loan Mortgage Corporation, Series 2013-4213, Class GZ, 3.50%, 06/15/43	3.2
Federal Home Loan Mortgage Corporation, Series 2019-4929, Class FB, 5.89%, 09/25/49	3.1
Federal National Mortgage Association, Series 2014-12, Class ZB, 3.00%, 03/25/39	3.1
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series 2023-KJ47, Class A2, 5.43%, 06/25/31	3.1
Total	33.9%

Weighted Average Effective Net Duration
April 30, 2024	6.39 Years
High - April 30, 2024	6.39 Years
Low - January 31, 2024	5.72 Years

(1)	Includes variation margin on futures contracts.
(2)
The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s
Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from
AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency”. Credit ratings are subject to change.

(3)	Percentages are based on the long positions only. Money market funds and short positions are excluded.

Fund Performance Overview (Unaudited) (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV) (Continued)

Performance of a $10,000 Initial Investment
August 2, 2023 - April 30, 2024
$10,500
$10,000
$9,500
8/2/23
10/31/23
4/30/24
$10,092
$10,056
$10,003
First Trust Intermediate Government Opportunities ETF
ICE US Treasury, Agency & MBS Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in securitized product investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Intermediate Government Opportunities ETF (MGOV)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Intermediate Government Opportunities ETF (the “Fund” or “MGOV”). First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio and certain other services necessary for the management of the portfolio.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
James Snyder, Senior Vice President and Senior Portfolio Manager
Jeremiah Charles, Senior Vice President and Senior Portfolio Manager
Owen Aronson, Vice President and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since the Fund’s inception.

First Trust Intermediate Government Opportunities ETF (MGOV)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Intermediate Government Opportunities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Intermediate Government Opportunities ETF (MGOV)
Actual	$1,000.00	$1,054.80	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 93.1%
	Collateralized Mortgage Obligations — 39.6%
	Federal Home Loan Mortgage Corporation
$1,168,208	Series 2013-4213, Class GZ	3.50%	06/15/43	$1,035,976
1,217,454	Series 2014-4316, Class BZ	3.00%	03/15/44	1,037,768
338,448	Series 2014-4316, Class XZ	4.50%	03/15/44	315,556
1,250,000	Series 2017-4741, Class GY	3.00%	12/15/47	994,572
1,076,542	Series 2018-4798, Class GZ	4.00%	06/15/48	972,036
1,030,660	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (a)	5.89%	09/25/49	1,008,050
350,000	Series 2020-4959, Class LB	3.00%	03/25/40	291,697
	Federal National Mortgage Association
1,396,417	Series 2012-134, Class ZC	2.50%	12/25/42	991,243
1,118,790	Series 2014-12, Class ZB	3.00%	03/25/39	1,000,729
419,847	Series 2015-89, Class CZ	4.00%	08/25/45	364,212
1,350,000	Series 2016-94, Class MB	2.50%	12/25/46	972,935
1,500,000	Series 2024-6, Class AL	2.00%	03/25/44	1,056,669
	Government National Mortgage Association
1,349,831	Series 2015-123, Class ZA	3.50%	09/20/45	1,158,532
	Seasoned Credit Risk Transfer Trust
261,838	Series 2019-2, Class MA	3.50%	08/25/58	241,865
	Seasoned Loans Structured Transaction Trust
413,185	Series 2019-3, Class A1C	2.75%	11/25/29	376,928
606,269	Series 2021-1, Class A1D	2.00%	05/26/31	533,699
				12,352,467
	Commercial Mortgage-Backed Securities — 12.6%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
3,500,000	Series 2020-RR06, Class BX, IO (b)	1.84%	05/27/33	350,677
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
120,852	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (a)	5.87%	10/25/28	120,808
3,248,337	Series 2020-K110, Class X1, IO (c)	1.81%	04/25/30	246,744
7,700,000	Series 2020-K740, Class XAM, IO (c)	1.19%	10/25/27	248,609
13,265,117	Series 2020-KG04, Class X1, IO (c)	0.94%	11/25/30	560,687
8,000,000	Series 2021-K129, Class XAM, IO (c)	1.32%	05/25/31	553,540
22,255,919	Series 2021-KG05, Class X1, IO (c)	0.40%	01/25/31	378,871
1,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	995,608
	FREMF Mortgage Trust
500,000	Series 2019-KL4F, Class BAS (c) (d)	4.44%	10/25/25	483,290
				3,938,834
	Pass-Through Securities — 40.9%
	Federal Home Loan Mortgage Corporation
451,830	Pool SD4005	4.00%	12/01/49	417,122
1,320,251	Pool SD7509	3.00%	11/01/49	1,114,464
146,635	Pool U90690	3.50%	06/01/42	129,754
471,701	Pool ZL8982	3.50%	01/01/45	421,482
475,002	Pool ZS9446	3.50%	08/01/45	423,415
948,528	Pool ZS9776	3.50%	08/01/46	839,370
	Federal National Mortgage Association
683,259	Pool 310208	3.00%	03/01/48	564,614
492,958	Pool 310211	3.50%	07/01/48	425,011
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,467,639	Pool AS7738	3.00%	08/01/46	$1,228,328
1,058,628	Pool AS7749	3.50%	08/01/46	927,333
1,411,988	Pool BF0207	4.50%	04/01/47	1,340,086
455,147	Pool BM6732	4.00%	11/01/48	419,712
475,297	Pool BM7079	4.00%	10/01/48	430,702
486,259	Pool BM7129	3.00%	01/01/47	419,649
993,439	Pool FS3541	3.50%	08/01/52	857,676
1,156,000	Pool TBA	3.00%	05/15/54	954,651
191,000	Pool TBA	4.00%	05/15/54	170,846
962,000	Pool TBA	3.50%	06/15/54	829,840
99,000	Pool TBA	4.50%	06/15/54	91,259
702,000	Pool TBA	5.00%	06/15/54	665,178
93,000	Pool TBA	5.50%	06/15/54	90,258
				12,760,750
	Total U.S. Government Agency Mortgage-Backed Securities			29,052,051
	(Cost $29,853,657)
U.S. GOVERNMENT BONDS AND NOTES — 10.6%
128,000	U.S. Treasury Bond	3.25%	05/15/42	102,855
180,000	U.S. Treasury Bond	3.38%	08/15/42	146,904
475,000	U.S. Treasury Bond	4.38%	08/15/43	443,754
100,000	U.S. Treasury Bond	3.00%	05/15/45	74,957
135,000	U.S. Treasury Bond	3.00%	11/15/45	100,791
910,000	U.S. Treasury Bond	3.00%	02/15/47	671,854
1,400,000	U.S. Treasury Bond	2.38%	05/15/51	883,586
975,000	U.S. Treasury Bond	4.13%	08/15/53	873,387
	Total U.S. Government Bonds and Notes			3,298,088
	(Cost $3,317,518)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.3%
	Capital Markets — 0.3%
1,300	iShares 20+ Year Treasury Bond ETF	114,686
	(Cost $118,183)
MONEY MARKET FUNDS — 4.0%
1,250,870	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (e)	1,250,870
	(Cost $1,250,870)
	Total Investments — 108.0%	33,715,695
	(Cost $34,540,228)

See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.5)%
	Pass-Through Securities — (1.5)%
	Federal National Mortgage Association
$(479,000)	Pool TBA	6.00%	06/15/54	$(474,435)
	Total Investments Sold Short — (1.5)%			(474,435)
	(Proceeds $476,530)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.0)%
(3)	U.S. 10-Year Treasury Futures Call	$(322,313)	$114.00	05/24/24	(0)
(4)	U.S. Treasury Long Bond Futures Call	(455,375)	120.00	08/23/24	(4,063)
(5)	U.S. Treasury Long Bond Futures Call	(569,219)	123.00	08/23/24	(2,734)
(10)	U.S. Treasury Long Bond Futures Call	(1,138,438)	124.00	08/23/24	(4,375)
(5)	U.S. Treasury Long Bond Futures Call	(569,219)	126.00	08/23/24	(1,484)
(5)	Ultra 10-Year U.S. Treasury Futures Call	(551,094)	118.00	05/24/24	(156)
	Total Call Options Written				(12,812)
	(Premiums received $34,791)
	Put Options Written — (0.2)%
(3)	U.S. 5-Year Treasury Futures Put	(314,227)	106.00	05/24/24	(4,219)
(9)	U.S. 5-Year Treasury Futures Put	(942,680)	106.50	05/24/24	(16,594)
(6)	U.S. Treasury Long Bond Futures Put	(682,875)	112.00	05/24/24	(4,687)
(2)	U.S. Treasury Long Bond Futures Put	(227,625)	116.00	05/24/24	(5,625)
(3)	U.S. Treasury Long Bond Futures Put	(341,438)	120.00	05/24/24	(18,844)
(1)	U.S. Treasury Long Bond Futures Put	(113,844)	106.00	08/23/24	(766)
(1)	U.S. Treasury Long Bond Futures Put	(113,844)	112.00	08/23/24	(2,375)
(1)	Ultra U.S. Treasury Long Bond Futures Put	(119,563)	118.00	05/24/24	(1,265)
	Total Put Options Written				(54,375)
	(Premiums received $22,456)
	Total Written Options				(67,187)
	(Premiums received $57,247)
	Net Other Assets and Liabilities — (6.3)%				(1,967,375)
	Net Assets — 100.0%				$31,206,698
Futures Contracts at April 30, 2024 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	24	Jun-2024	$4,863,750	$(47,807)
U.S. 5-Year Treasury Notes	Long	9	Jun-2024	942,679	(20,194)
U.S. Treasury Long Bond Futures	Long	2	Jun-2024	227,625	(15,380)
U.S. 10-Year Treasury Notes	Short	16	Jun-2024	(1,719,000)	56,537
Ultra 10-Year U.S. Treasury Notes	Short	35	Jun-2024	(3,857,656)	80,262
				$457,398	$53,418

(a)	Floating or variable rate security.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $483,290 or 1.5% of net assets.

(e)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$29,052,051	$—	$29,052,051	$—
U.S. Government Bonds and Notes	3,298,088	—	3,298,088	—
Exchange-Traded Funds*	114,686	114,686	—	—
Money Market Funds	1,250,870	1,250,870	—	—
Total Investments	33,715,695	1,365,556	32,350,139	—
Futures Contracts**	136,799	136,799	—	—
Total	$33,852,494	$1,502,355	$32,350,139	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(474,435)	$—	$(474,435)	$—
Written Options	(67,187)	(67,187)	—	—
Futures Contracts**	(83,381)	(83,381)	—	—
Total	$(625,003)	$(150,568)	$(474,435)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$33,715,695
Cash segregated as collateral for open futures and written options contracts	227,490
Receivables:
Investment securities sold	3,462,524
Interest	162,908
Variation margin	18,648
Dividends	3,676
Total Assets	37,590,941

LIABILITIES:
Investments sold short, at value	474,435
Options contracts written, at value	67,187
Payables:
Investment securities purchased	5,826,240
Investment advisory fees	16,381
Total Liabilities	6,384,243
NET ASSETS	$31,206,698

NET ASSETS consist of:
Paid-in capital	$32,103,929
Par value	16,000
Accumulated distributable earnings (loss)	(913,231)
NET ASSETS	$31,206,698
NET ASSET VALUE, per share	$19.50
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,600,002
Investments, at cost	$34,540,228
Investments sold short, proceeds	$476,530
Premiums received on options contracts written	$57,247
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$736,377
Dividends	42,949
Total investment income	779,326

EXPENSES:
Investment advisory fees	81,120
Total expenses	81,120
NET INVESTMENT INCOME (LOSS)	698,206

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	76,781
Investments sold short	(10,108)
Purchased options contracts	(11,360)
Written options contracts	151,625
Futures contracts	(88,984)
Net realized gain (loss)	117,954
Net change in unrealized appreciation (depreciation) on:
Investments	(316,859)
Investments sold short	(24,690)
Written options contracts	58,339
Futures contracts	(27,711)
Net change in unrealized appreciation (depreciation)	(310,921)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(192,967)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$505,239
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)
OPERATIONS:
Net investment income (loss)	$698,206	$165,913
Net realized gain (loss)	117,954	(403,213)
Net change in unrealized appreciation (depreciation)	(310,921)	(468,039)
Net increase (decrease) in net assets resulting from operations	505,239	(705,339)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(602,251)	(112,500)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,110,259	15,011,290
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	17,110,259	15,011,290
Total increase (decrease) in net assets	17,013,247	14,193,451

NET ASSETS:
Beginning of period	14,193,451	—
End of period	$31,206,698	$14,193,451

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	750,002	—
Shares sold	850,000	750,002
Shares redeemed	—	—
Shares outstanding, end of period	1,600,002	750,002

(a)	Inception date is August 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$18.92	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.55	0.22
Net realized and unrealized gain (loss)	0.50 (c)	(1.15)
Total from investment operations	1.05	(0.93)
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.15)
Net asset value, end of period	$19.50	$18.92
Total return (d)	5.48%	(4.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,207	$14,193
Ratio of total expenses to average net assets	0.65% (e)	0.65% (e)
Ratio of net investment income (loss) to average net assets	5.59% (e)	4.63% (e)
Portfolio turnover rate (f) (g)	270%	143%

(a)	Inception date is August 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The portfolio turnover rate not including mortgage dollar rolls was 246% and 121% for the periods ended April 30, 2024 and October 31, 2023, respectively.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-two funds that are offering shares. This report covers the First Trust Intermediate Government Opportunities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MGOV” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment objective is to seek to maximize long-term total return. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of debt securities issued or guaranteed by the U.S. government (including U.S. Treasury bonds, notes and bills), its agencies or government-sponsored entities (“Government Securities”). The Fund’s investments in Government Securities include publicly-issued U.S. Treasury securities and mortgage-related securities such as pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. The Fund may also invest in exchange-traded funds that principally invest in Government Securities as well as futures contracts, options and swap agreements that utilize Government Securities as their reference asset. The Fund may purchase mortgage-related securities in “to-be-announced” (“TBA”) transactions, including mortgage dollar rolls. The Fund may invest in fixed or floating rate securities.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2024, the Fund had no when-issued, delayed-delivery securities, or forward purchase commitments.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
options contracts purchased” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations.
The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
I. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal period ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$112,500
Capital gains	—
Return of capital	—
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(342,597)
Net unrealized appreciation (depreciation)	(473,622)
K. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2023 remains open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $342,597 of

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2023, the Fund had no net late year ordinary or capital losses.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$34,006,451	$225,547	$(1,004,507)	$(778,960)
L. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%
Fund net assets greater than $15 billion	0.55250%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2024, were $58,895,147 and $138,266, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2024 were $44,631,760 and $20,031, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $30,552,043 and $30,136,045, respectively.
For the six months ended April 30, 2024, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$67,187
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	136,799	Unrealized depreciation on futures contracts*	83,381

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(11,360)
Written options contracts	151,625
Futures contracts	(88,984)
Net change in unrealized appreciation (depreciation) on:
Written options contracts	58,339
Futures contracts	(27,711)
During the six months ended April 30, 2024, the notional value of futures contracts opened and closed were $14,642,017 and $14,031,502, respectively.
During the six months ended April 30, 2024, the premiums for purchased options contracts opened were $11,360 and the premiums for purchased options contracts closed, exercised and expired were $11,360.
During the six months ended April 30, 2024, the premiums for written options contracts opened were $221,730 and the premiums for written options contracts closed, exercised and expired were $200,587.
The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 26, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item [18]. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 8, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 8, 2024

* Print the name and title of each signing officer under his or her signature.